UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments.

PROFUNDS	Schedule of Portfolio Investments
Bull ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (28.8%)
3M Co. (Miscellaneous Manufacturing)	784	$66,028
Abbott Laboratories (Pharmaceuticals)	1,680	86,218
Abercrombie & Fitch Co. - Class A (Retail)	98	4,200
ACE, Ltd. (Insurance)	364	21,629
Adobe Systems, Inc.* (Software)	574	16,158
Advanced Micro Devices, Inc.* (Semiconductors)	616	4,515
Aetna, Inc. (Healthcare - Services)	448	13,377
AFLAC, Inc. (Insurance)	518	28,951
Agilent Technologies, Inc.* (Electronics)	378	13,154
Air Products & Chemicals, Inc. (Chemicals)	238	20,223
Airgas, Inc. (Chemicals)	84	5,958
AK Steel Holding Corp. (Iron/Steel)	126	1,586
Akamai Technologies, Inc.* (Internet)	196	10,127
Alcoa, Inc. (Mining)	1,120	14,706
Allegheny Energy, Inc. (Electric)	182	4,222
Allegheny Technologies, Inc. (Iron/Steel)	112	5,901
Allergan, Inc. (Pharmaceuticals)	336	24,330
Allstate Corp. (Insurance)	588	17,928
Altera Corp. (Semiconductors)	336	10,487
Altria Group, Inc. (Agriculture)	2,268	57,653
Amazon.com, Inc.* (Internet)	392	64,735
Ameren Corp. (Electric)	266	7,709
American Electric Power, Inc. (Electric)	518	19,394
American Express Co. (Diversified Financial Services)	1,134	47,016
American International Group, Inc.* (Insurance)	154	6,470
American Tower Corp.* (Telecommunications)	434	22,399
Ameriprise Financial, Inc. (Diversified Financial Services)	280	14,473
AmerisourceBergen Corp. (Pharmaceuticals)	308	10,109
Amgen, Inc.* (Biotechnology)	1,050	60,049
Amphenol Corp. - Class A (Electronics)	196	9,825
Anadarko Petroleum Corp. (Oil & Gas)	546	33,617
Analog Devices, Inc. (Semiconductors)	322	10,842
AON Corp. (Insurance)	364	14,469
Apache Corp. (Oil & Gas)	392	39,600
Apartment Investment and Management Co. - Class A (REIT)	126	2,937
Apollo Group, Inc. - Class A* (Commercial Services)	140	5,247
Apple Computer, Inc.* (Computers)	994	299,065
Applied Materials, Inc. (Semiconductors)	1,456	17,996
Archer-Daniels-Midland Co. (Agriculture)	700	23,324
Assurant, Inc. (Insurance)	112	4,428
AT&T, Inc. (Telecommunications)	6,440	183,540
Autodesk, Inc.* (Software)	252	9,117
Automatic Data Processing, Inc. (Software)	532	23,631
AutoNation, Inc.* (Retail)	70	1,625
AutoZone, Inc.* (Retail)	28	6,654
Avalonbay Communities, Inc. (REIT)	98	10,418
Avery Dennison Corp. (Household Products/Wares)	126	4,580
Avon Products, Inc. (Cosmetics/Personal Care)	462	14,068
Baker Hughes, Inc. (Oil & Gas Services)	476	22,053
Ball Corp. (Packaging & Containers)	98	6,307
Bank of America Corp. (Banks)	10,934	125,085
Bank of New York Mellon Corp. (Banks)	1,330	33,330
Bard (C.R.), Inc. (Healthcare - Products)	98	8,146
Baxter International, Inc. (Healthcare - Products)	630	32,067
BB&T Corp. (Banks)	756	17,698
Becton, Dickinson & Co. (Healthcare - Products)	252	19,031
Bed Bath & Beyond, Inc.* (Retail)	294	12,907
Bemis Co., Inc. (Packaging & Containers)	112	3,557
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,890	150,368
Best Buy Co., Inc. (Retail)	378	16,246
Big Lots, Inc.* (Retail)	84	2,635
Biogen Idec, Inc.* (Biotechnology)	266	16,681
BMC Software, Inc.* (Software)	196	8,910
Boeing Co. (Aerospace/Defense)	798	56,371
Boston Properties, Inc. (REIT)	154	13,273
Boston Scientific Corp.* (Healthcare - Products)	1,652	10,540
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,876	50,464
Broadcom Corp. - Class A (Semiconductors)	490	19,963
Brown-Forman Corp. (Beverages)	112	6,811
C.H. Robinson Worldwide, Inc. (Transportation)	182	12,827
CA, Inc. (Software)	420	9,748
Cabot Oil & Gas Corp. (Oil & Gas)	112	3,246
Cameron International Corp.* (Oil & Gas Services)	266	11,638
Campbell Soup Co. (Food)	210	7,613
Capital One Financial Corp. (Diversified Financial Services)	504	18,784
Cardinal Health, Inc. (Pharmaceuticals)	378	13,113
CareFusion Corp.* (Healthcare - Products)	252	6,083
Carmax, Inc.* (Retail)	238	7,376
Carnival Corp. - Class A (Leisure Time)	476	20,549
Caterpillar, Inc. (Machinery - Construction & Mining)	686	53,920
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	322	5,909
CBS Corp. - Class B (Media)	742	12,562
Celgene Corp.* (Biotechnology)	504	31,283
CenterPoint Energy, Inc. (Electric)	462	7,651
CenturyTel, Inc. (Telecommunications)	322	13,324
Cephalon, Inc.* (Pharmaceuticals)	84	5,581

See accompanying notes to the Schedules of Portfolio Investments.

Cerner Corp.* (Software)	84	7,378
CF Industries Holdings, Inc. (Chemicals)	84	10,293
Chesapeake Energy Corp. (Oil & Gas)	714	15,494
Chevron Corp. (Oil & Gas)	2,198	181,577
Chubb Corp. (Insurance)	336	19,495
CIGNA Corp. (Insurance)	294	10,346
Cincinnati Financial Corp. (Insurance)	182	5,358
Cintas Corp. (Textiles)	140	3,846
Cisco Systems, Inc.* (Telecommunications)	6,230	142,231
Citigroup, Inc.* (Diversified Financial Services)	27,804	115,943
Citrix Systems, Inc.* (Software)	210	13,455
Cliffs Natural Resources, Inc. (Iron/Steel)	154	10,041
Clorox Co. (Household Products/Wares)	154	10,249
CME Group, Inc. (Diversified Financial Services)	70	20,275
CMS Energy Corp. (Electric)	252	4,632
Coach, Inc. (Apparel)	322	16,100
Coca-Cola Co. (Beverages)	2,520	154,526
Coca-Cola Enterprises, Inc. (Beverages)	364	8,740
Cognizant Technology Solutions Corp.* (Computers)	322	20,991
Colgate-Palmolive Co. (Cosmetics/Personal Care)	532	41,028
Comcast Corp. - Class A (Media)	3,066	63,098
Comerica, Inc. (Banks)	196	7,013
Computer Sciences Corp. (Computers)	168	8,240
Compuware Corp.* (Software)	238	2,382
ConAgra Foods, Inc. (Food)	476	10,705
ConocoPhillips (Oil & Gas)	1,610	95,634
CONSOL Energy, Inc. (Coal)	252	9,264
Consolidated Edison, Inc. (Electric)	308	15,314
Constellation Brands, Inc.* (Beverages)	196	3,867
Constellation Energy Group, Inc. (Electric)	224	6,774
Corning, Inc. (Telecommunications)	1,708	31,222
Costco Wholesale Corp. (Retail)	476	29,879
Coventry Health Care, Inc.* (Healthcare - Services)	168	3,935
CSX Corp. (Transportation)	420	25,809
Cummins, Inc. (Machinery - Diversified)	210	18,501
CVS Caremark Corp. (Retail)	1,484	44,698
D.R. Horton, Inc. (Home Builders)	308	3,216
Danaher Corp. (Miscellaneous Manufacturing)	588	25,496
Darden Restaurants, Inc. (Retail)	154	7,039
DaVita, Inc.* (Healthcare - Services)	112	8,036
Dean Foods Co.* (Food)	196	2,038
Deere & Co. (Machinery - Diversified)	462	35,482
Dell, Inc.* (Computers)	1,848	26,574
Denbury Resources, Inc.* (Oil & Gas)	434	7,387
DENTSPLY International, Inc. (Healthcare - Products)	154	4,834
Devon Energy Corp. (Oil & Gas)	476	30,950
DeVry, Inc. (Commercial Services)	70	3,350
Diamond Offshore Drilling, Inc. (Oil & Gas)	70	4,631
DIRECTV - Class A* (Media)	938	40,765
Discover Financial Services (Diversified Financial Services)	588	10,378
Discovery Communications, Inc. - Class A* (Media)	308	13,740
Dominion Resources, Inc. (Electric)	644	27,988
Dover Corp. (Miscellaneous Manufacturing)	210	11,151
Dr. Pepper Snapple Group, Inc. (Beverages)	266	9,722
DTE Energy Co. (Electric)	182	8,510
Duke Energy Corp. (Electric)	1,442	26,259
Dun & Bradstreet Corp. (Software)	56	4,167
E*TRADE Financial Corp.* (Diversified Financial Services)	210	3,003
E.I. du Pont de Nemours & Co. (Chemicals)	994	46,996
Eastman Chemical Co. (Chemicals)	84	6,600
Eastman Kodak Co.* (Miscellaneous Manufacturing)	294	1,385
Eaton Corp. (Miscellaneous Manufacturing)	182	16,167
eBay, Inc.* (Internet)	1,260	37,561
Ecolab, Inc. (Chemicals)	252	12,429
Edison International (Electric)	350	12,915
El Paso Corp. (Pipelines)	770	10,210
Electronic Arts, Inc.* (Software)	364	5,769
Eli Lilly & Co. (Pharmaceuticals)	1,106	38,931
EMC Corp.* (Computers)	2,240	47,062
Emerson Electric Co. (Electrical Components & Equipment)	826	45,347
Entergy Corp. (Electric)	210	15,651
EOG Resources, Inc. (Oil & Gas)	280	26,802
EQT Corp. (Oil & Gas)	168	6,290
Equifax, Inc. (Commercial Services)	140	4,638
Equity Residential (REIT)	308	14,978
Exelon Corp. (Electric)	714	29,145
Expedia, Inc. (Internet)	224	6,485
Expeditors International of Washington, Inc. (Transportation)	238	11,748
Express Scripts, Inc.* (Pharmaceuticals)	588	28,530
Exxon Mobil Corp. (Oil & Gas)	5,544	368,510
Family Dollar Stores, Inc. (Retail)	140	6,464
Fastenal Co. (Distribution/Wholesale)	154	7,928
Federated Investors, Inc. - Class B (Diversified Financial Services)	98	2,441
FedEx Corp. (Transportation)	336	29,474
Fidelity National Information Services, Inc. (Software)	294	7,967
Fifth Third Bancorp (Banks)	868	10,902
First Horizon National Corp.* (Banks)	253	2,551
First Solar, Inc.* (Energy - Alternate Sources)	56	7,710
FirstEnergy Corp. (Electric)	336	12,204
Fiserv, Inc.* (Software)	168	9,159
FLIR Systems, Inc.* (Electronics)	168	4,677
Flowserve Corp. (Machinery - Diversified)	56	5,600

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	196	9,445
FMC Corp. (Chemicals)	84	6,140
FMC Technologies, Inc.* (Oil & Gas Services)	126	9,085
Ford Motor Co.* (Auto Manufacturers)	3,752	53,016
Forest Laboratories, Inc.* (Pharmaceuticals)	308	10,179
Fortune Brands, Inc. (Household Products/Wares)	168	9,080
Franklin Resources, Inc. (Diversified Financial Services)	154	17,664
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	518	49,044
Frontier Communications Corp. (Telecommunications)	1,078	9,465
GameStop Corp. - Class A* (Retail)	168	3,303
Gannett Co., Inc. (Media)	266	3,152
General Dynamics Corp. (Aerospace/Defense)	420	28,610
General Electric Co. (Miscellaneous Manufacturing)	11,648	186,601
General Mills, Inc. (Food)	700	26,278
Genuine Parts Co. (Distribution/Wholesale)	168	8,040
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	532	6,033
Genzyme Corp.* (Biotechnology)	280	20,196
Gilead Sciences, Inc.* (Pharmaceuticals)	910	36,100
Goodrich Corp. (Aerospace/Defense)	140	11,490
Google, Inc. - Class A* (Internet)	266	163,055
H & R Block, Inc. (Commercial Services)	336	3,961
Halliburton Co. (Oil & Gas Services)	994	31,669
Harley-Davidson, Inc. (Leisure Time)	252	7,731
Harman International Industries, Inc.* (Home Furnishings)	70	2,349
Harris Corp. (Telecommunications)	140	6,327
Hartford Financial Services Group, Inc. (Insurance)	490	11,750
Hasbro, Inc. (Toys/Games/Hobbies)	154	7,123
HCP, Inc. (REIT)	336	12,099
Health Care REIT, Inc. (REIT)	140	7,154
Heinz (H.J.) Co. (Food)	350	17,189
Helmerich & Payne, Inc. (Oil & Gas)	112	4,791
Hess Corp. (Oil & Gas)	322	20,296
Hewlett-Packard Co. (Computers)	2,478	104,225
Home Depot, Inc. (Retail)	1,820	56,202
Honeywell International, Inc. (Miscellaneous Manufacturing)	840	39,572
Hormel Foods Corp. (Food)	70	3,214
Hospira, Inc.* (Pharmaceuticals)	182	10,825
Host Marriott Corp. (REIT)	714	11,345
Hudson City Bancorp, Inc. (Savings & Loans)	574	6,687
Humana, Inc.* (Healthcare - Services)	182	10,609
Huntington Bancshares, Inc. (Banks)	784	4,445
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	546	24,952
Integrys Energy Group, Inc. (Electric)	84	4,468
Intel Corp. (Semiconductors)	6,062	121,664
IntercontinentalExchange, Inc.* (Diversified Financial Services)	84	9,649
International Business Machines Corp. (Computers)	1,372	197,019
International Flavors & Fragrances, Inc. (Chemicals)	84	4,213
International Game Technology (Entertainment)	322	5,020
International Paper Co. (Forest Products & Paper)	476	12,033
Interpublic Group of Cos., Inc.* (Advertising)	532	5,506
Intuit, Inc.* (Software)	308	14,784
Intuitive Surgical, Inc.* (Healthcare - Products)	42	11,044
Invesco, Ltd. (Diversified Financial Services)	504	11,592
Iron Mountain, Inc. (Commercial Services)	224	4,881
ITT Industries, Inc. (Miscellaneous Manufacturing)	196	9,249
J.C. Penney Co., Inc. (Retail)	252	7,857
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,326	162,787
Jabil Circuit, Inc. (Electronics)	210	3,221
Jacobs Engineering Group, Inc.* (Engineering & Construction)	140	5,405
Janus Capital Group, Inc. (Diversified Financial Services)	196	2,070
JDS Uniphase Corp.* (Telecommunications)	238	2,501
JM Smucker Co. (Food)	126	8,099
Johnson & Johnson (Healthcare - Products)	2,996	190,755
Johnson Controls, Inc. (Auto Parts & Equipment)	728	25,567
Juniper Networks, Inc.* (Telecommunications)	560	18,138
Kellogg Co. (Food)	280	14,073
KeyCorp (Banks)	966	7,912
Kimberly-Clark Corp. (Household Products/Wares)	448	28,376
Kimco Realty Corp. (REIT)	448	7,719
King Pharmaceuticals, Inc.* (Pharmaceuticals)	266	3,761
KLA -Tencor Corp. (Semiconductors)	182	6,501
Kohls Corp.* (Retail)	336	17,203
Kraft Foods, Inc. (Food)	1,904	61,442
Kroger Co. (Food)	700	15,400
L-3 Communications Holdings, Inc. (Aerospace/Defense)	126	9,096
Laboratory Corp. of America Holdings* (Healthcare - Services)	112	9,108
Legg Mason, Inc. (Diversified Financial Services)	168	5,213
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	154	3,139
Lennar Corp. - Class A (Home Builders)	168	2,438
Leucadia National Corp.* (Holding Companies - Diversified)	210	5,338
Lexmark International, Inc. - Class A* (Computers)	84	3,195

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	196	9,835
Limited, Inc. (Retail)	294	8,641
Lincoln National Corp. (Insurance)	350	8,568
Linear Technology Corp. (Semiconductors)	238	7,671
Lockheed Martin Corp. (Aerospace/Defense)	322	22,955
Loews Corp. (Insurance)	350	13,818
Lorillard, Inc. (Agriculture)	168	14,337
Lowe’s Cos., Inc. (Retail)	1,526	32,550
LSI Logic Corp.* (Semiconductors)	700	3,668
M&T Bank Corp. (Banks)	98	7,326
Macy’s, Inc. (Retail)	462	10,922
Marathon Oil Corp. (Oil & Gas)	770	27,389
Marriott International, Inc. - Class A (Lodging)	309	11,434
Marsh & McLennan Cos., Inc. (Insurance)	588	14,688
Marshall & Ilsley Corp. (Banks)	574	3,392
Masco Corp. (Building Materials)	392	4,179
Massey Energy Co. (Coal)	112	4,712
MasterCard, Inc. - Class A (Software)	112	26,887
Mattel, Inc. (Toys/Games/Hobbies)	392	9,145
McAfee, Inc.* (Internet)	168	7,946
McCormick & Co., Inc. (Food)	140	6,191
McDonald’s Corp. (Retail)	1,162	90,369
McGraw-Hill Cos., Inc. (Media)	336	12,650
McKesson Corp. (Commercial Services)	280	18,474
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	224	13,176
MeadWestvaco Corp. (Forest Products & Paper)	182	4,683
Medco Health Solutions, Inc.* (Pharmaceuticals)	476	25,004
Medtronic, Inc. (Healthcare - Products)	1,176	41,407
MEMC Electronic Materials, Inc.* (Semiconductors)	252	3,231
Merck & Co., Inc. (Pharmaceuticals)	3,360	121,901
Meredith Corp. (Media)	42	1,426
MetLife, Inc. (Insurance)	994	40,088
MetroPCS Communications, Inc.* (Telecommunications)	280	2,915
Microchip Technology, Inc. (Semiconductors)	196	6,307
Micron Technology, Inc.* (Semiconductors)	938	7,757
Microsoft Corp. (Software)	8,302	221,165
Molex, Inc. (Electrical Components & Equipment)	154	3,126
Molson Coors Brewing Co. - Class B (Beverages)	168	7,935
Monsanto Co. (Agriculture)	588	34,939
Monster Worldwide, Inc.* (Internet)	140	2,528
Moody’s Corp. (Commercial Services)	224	6,061
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,526	37,952
Motorola, Inc.* (Telecommunications)	2,548	20,766
Murphy Oil Corp. (Oil & Gas)	210	13,684
Mylan Laboratories, Inc.* (Pharmaceuticals)	336	6,828
Nabors Industries, Ltd.* (Oil & Gas)	308	6,437
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	154	3,237
National Oilwell Varco, Inc. (Oil & Gas Services)	462	24,837
National Semiconductor Corp. (Semiconductors)	266	3,644
NetApp, Inc.* (Computers)	392	20,874
Newell Rubbermaid, Inc. (Housewares)	336	5,930
Newmont Mining Corp. (Mining)	532	32,383
News Corp. - Class A (Media)	2,492	36,034
NextEra Energy, Inc. (Electric)	448	24,658
Nicor, Inc. (Gas)	56	2,667
NIKE, Inc. - Class B (Apparel)	420	34,205
NiSource, Inc. (Electric)	308	5,331
Noble Energy, Inc. (Oil & Gas)	196	15,970
Nordstrom, Inc. (Retail)	182	7,009
Norfolk Southern Corp. (Transportation)	406	24,965
Northeast Utilities System (Electric)	196	6,131
Northern Trust Corp. (Banks)	266	13,202
Northrop Grumman Corp. (Aerospace/Defense)	322	20,354
Novell, Inc.* (Software)	378	2,242
Novellus Systems, Inc.* (Semiconductors)	98	2,863
NRG Energy, Inc.* (Electric)	280	5,575
Nucor Corp. (Iron/Steel)	350	13,377
NVIDIA Corp.* (Semiconductors)	630	7,579
NYSE Euronext (Diversified Financial Services)	280	8,579
O’Reilly Automotive, Inc.* (Retail)	154	9,009
Occidental Petroleum Corp. (Oil & Gas)	882	69,352
Office Depot, Inc.* (Retail)	294	1,320
Omnicom Group, Inc. (Advertising)	322	14,155
ONEOK, Inc. (Gas)	112	5,580
Oracle Corp. (Software)	4,214	123,892
Owens-Illinois, Inc.* (Packaging & Containers)	182	5,101
PACCAR, Inc. (Auto Manufacturers)	392	20,094
Pactiv Corp.* (Packaging & Containers)	154	5,110
Pall Corp. (Miscellaneous Manufacturing)	126	5,376
Parker Hannifin Corp. (Miscellaneous Manufacturing)	182	13,932
Patterson Cos., Inc. (Healthcare - Products)	112	3,097
Paychex, Inc. (Commercial Services)	350	9,695
Peabody Energy Corp. (Coal)	294	15,553
People’s United Financial, Inc. (Banks)	406	4,998
Pepco Holdings, Inc. (Electric)	238	4,584
PepsiCo, Inc. (Beverages)	1,736	113,361
PerkinElmer, Inc. (Electronics)	126	2,955
Pfizer, Inc. (Pharmaceuticals)	8,764	152,494
PG&E Corp. (Electric)	420	20,084
Philip Morris International, Inc. (Commercial Services)	2,002	117,117

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	112	4,610
Pioneer Natural Resources Co. (Oil & Gas)	126	8,795
Pitney Bowes, Inc. (Office/Business Equipment)	224	4,915
Plum Creek Timber Co., Inc. (Forest Products & Paper)	182	6,705
PNC Financial Services Group (Banks)	574	30,939
Polo Ralph Lauren Corp. (Apparel)	70	6,782
PPG Industries, Inc. (Chemicals)	182	13,959
PPL Corp. (Electric)	532	14,311
Praxair, Inc. (Chemicals)	336	30,690
Precision Castparts Corp. (Metal Fabricate/Hardware)	154	21,033
Priceline.com, Inc.* (Internet)	56	21,101
Principal Financial Group, Inc. (Insurance)	350	9,394
Procter & Gamble Co. (Cosmetics/Personal Care)	3,094	196,686
Progress Energy, Inc. (Electric)	322	14,490
Progressive Corp. (Insurance)	728	15,404
ProLogis (REIT)	602	8,217
Prudential Financial, Inc. (Insurance)	504	26,500
Public Service Enterprise Group, Inc. (Electric)	546	17,663
Public Storage, Inc. (REIT)	154	15,280
Pulte Group, Inc.* (Home Builders)	364	2,857
QEP Resources, Inc. (Oil & Gas)	196	6,474
QLogic Corp.* (Semiconductors)	126	2,214
Qualcomm, Inc. (Telecommunications)	1,750	78,977
Quanta Services, Inc.* (Commercial Services)	224	4,404
Quest Diagnostics, Inc. (Healthcare - Services)	154	7,568
Qwest Communications International, Inc. (Telecommunications)	1,890	12,474
R.R. Donnelley & Sons Co. (Commercial Services)	224	4,133
RadioShack Corp. (Retail)	140	2,818
Range Resources Corp. (Oil & Gas)	168	6,282
Raytheon Co. (Aerospace/Defense)	406	18,708
Red Hat, Inc.* (Software)	210	8,875
Regions Financial Corp. (Banks)	1,372	8,644
Republic Services, Inc. (Environmental Control)	336	10,016
Reynolds American, Inc. (Agriculture)	182	11,812
Robert Half International, Inc. (Commercial Services)	154	4,175
Rockwell Automation, Inc. (Machinery - Diversified)	154	9,605
Rockwell Collins, Inc. (Aerospace/Defense)	168	10,166
Roper Industries, Inc. (Miscellaneous Manufacturing)	98	6,804
Ross Stores, Inc. (Retail)	126	7,433
Rowan Cos., Inc.* (Oil & Gas)	126	4,145
Ryder System, Inc. (Transportation)	56	2,450
Safeway, Inc. (Food)	420	9,618
SAIC, Inc.* (Commercial Services)	322	5,004
Salesforce.com, Inc.* (Software)	126	14,625
SanDisk Corp.* (Computers)	252	9,470
Sara Lee Corp. (Food)	728	10,432
SCANA Corp. (Electric)	126	5,146
Schlumberger, Ltd. (Oil & Gas Services)	1,484	103,717
Scripps Networks Interactive - Class A (Entertainment)	98	4,987
Sealed Air Corp. (Packaging & Containers)	168	3,889
Sears Holdings Corp.* (Retail)	42	3,023
Sempra Energy (Gas)	266	14,226
Sherwin-Williams Co. (Chemicals)	98	7,151
Sigma-Aldrich Corp. (Chemicals)	126	7,991
Simon Property Group, Inc. (REIT)	322	30,918
SLM Corp.* (Diversified Financial Services)	532	6,331
Snap-on, Inc. (Hand/Machine Tools)	70	3,570
Southern Co. (Electric)	910	34,462
Southwest Airlines Co. (Airlines)	812	11,173
Southwestern Energy Co.* (Oil & Gas)	378	12,795
Spectra Energy Corp. (Pipelines)	700	16,639
Sprint Nextel Corp.* (Telecommunications)	3,248	13,382
St. Jude Medical, Inc.* (Healthcare - Products)	350	13,405
Stanley Black & Decker, Inc. (Hand/Machine Tools)	182	11,279
Staples, Inc. (Retail)	798	16,335
Starbucks Corp. (Retail)	812	23,126
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	210	11,369
State Street Corp. (Banks)	546	22,801
Stericycle, Inc.* (Environmental Control)	98	7,031
Stryker Corp. (Healthcare - Products)	378	18,707
Sunoco, Inc. (Oil & Gas)	126	4,721
SunTrust Banks, Inc. (Banks)	546	13,661
SuperValu, Inc. (Food)	238	2,568
Symantec Corp.* (Internet)	854	13,818
Sysco Corp. (Food)	644	18,972
T. Rowe Price Group, Inc. (Diversified Financial Services)	280	15,476
Target Corp. (Retail)	784	40,721
TECO Energy, Inc. (Electric)	238	4,186
Tellabs, Inc. (Telecommunications)	420	2,864
Tenet Healthcare Corp.* (Healthcare - Services)	532	2,320
Teradata Corp.* (Computers)	182	7,164
Teradyne, Inc.* (Semiconductors)	196	2,203
Tesoro Petroleum Corp. (Oil & Gas)	154	1,996
Texas Instruments, Inc. (Semiconductors)	1,302	38,500
Textron, Inc. (Miscellaneous Manufacturing)	294	6,121
The AES Corp.* (Electric)	728	8,692
The Charles Schwab Corp. (Diversified Financial Services)	1,078	16,601
The Dow Chemical Co. (Chemicals)	1,260	38,846
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	126	8,967
The Gap, Inc. (Retail)	476	9,049
The Goldman Sachs Group, Inc. (Diversified Financial Services)	560	90,132

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	266	2,719
The Hershey Co. (Food)	168	8,314
The New York Times Co. - Class A* (Media)	126	966
The Travelers Cos., Inc. (Insurance)	518	28,594
The Williams Cos., Inc. (Pipelines)	644	13,859
Thermo Fisher Scientific, Inc.* (Electronics)	448	23,036
Tiffany & Co. (Retail)	140	7,420
Time Warner Cable, Inc. (Media)	392	22,685
Time Warner, Inc. (Media)	1,232	40,052
Titanium Metals Corp.* (Mining)	98	1,927
TJX Cos., Inc. (Retail)	434	19,916
Torchmark Corp. (Insurance)	84	4,812
Total System Services, Inc. (Software)	182	2,841
Tyco International, Ltd. (Miscellaneous Manufacturing)	546	20,901
Tyson Foods, Inc. - Class A (Food)	322	5,007
U.S. Bancorp (Banks)	2,086	50,439
Union Pacific Corp. (Transportation)	546	47,873
United Parcel Service, Inc. - Class B (Transportation)	1,078	72,593
United States Steel Corp. (Iron/Steel)	154	6,590
United Technologies Corp. (Aerospace/Defense)	1,008	75,368
UnitedHealth Group, Inc. (Healthcare - Services)	1,232	44,414
UnumProvident Corp. (Insurance)	350	7,847
Urban Outfitters, Inc.* (Retail)	140	4,308
V.F. Corp. (Apparel)	98	8,158
Valero Energy Corp. (Oil & Gas)	616	11,057
Varian Medical Systems, Inc.* (Healthcare - Products)	126	7,966
Ventas, Inc. (REIT)	168	8,998
VeriSign, Inc.* (Internet)	196	6,811
Verizon Communications, Inc. (Telecommunications)	3,080	100,008
Viacom, Inc. - Class B (Media)	658	25,392
Visa, Inc. - Class A (Commercial Services)	546	42,681
Vornado Realty Trust (REIT)	182	15,905
Vulcan Materials Co. (Building Materials)	140	5,111
W.W. Grainger, Inc. (Distribution/Wholesale)	70	8,682
Wal-Mart Stores, Inc. (Retail)	2,184	118,307
Walgreen Co. (Retail)	1,064	36,048
Walt Disney Co. (Media)	2,086	75,325
Washington Post Co. - Class B (Media)	14	5,630
Waste Management, Inc. (Environmental Control)	518	18,503
Waters Corp.* (Electronics)	98	7,265
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	112	5,225
WellPoint, Inc.* (Healthcare - Services)	434	23,584
Wells Fargo & Co. (Banks)	5,698	148,604
Western Digital Corp.* (Computers)	252	8,069
Western Union Co. (Commercial Services)	714	12,566
Weyerhaeuser Co. (Forest Products & Paper)	588	9,537
Whirlpool Corp. (Home Furnishings)	84	6,370
Whole Foods Market, Inc.* (Food)	154	6,122
Windstream Corp. (Telecommunications)	532	6,735
Wisconsin Energy Corp. (Electric)	126	7,502
Wyndham Worldwide Corp. (Lodging)	196	5,635
Wynn Resorts, Ltd. (Lodging)	84	9,002
Xcel Energy, Inc. (Electric)	504	12,025
Xerox Corp. (Office/Business Equipment)	1,512	17,690
Xilinx, Inc. (Semiconductors)	280	7,507
XL Group PLC (Insurance)	378	7,995
Yahoo!, Inc.* (Internet)	1,470	24,270
YUM! Brands, Inc. (Retail)	504	24,978
Zimmer Holdings, Inc.* (Healthcare - Products)	224	10,627
Zions Bancorp (Banks)	182	3,760

TOTAL COMMON STOCKS
(Cost $4,963,296)		11,696,927

	Principal
	Amount	Value

Repurchase Agreements (68.6%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,214,024 (Collateralized by $2,071,900 U.S. Treasury Notes, 3.50%, 5/15/20, total value $2,258,371)	$2,214,000	$2,214,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $8,224,096 (Collateralized by $8,399,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $8,390,165)	8,224,000	8,224,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $14,020,175 (Collateralized by $13,874,500 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $14,301,313)	14,020,000	14,020,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,897,024 (Collateralized by $1,882,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,936,107)	1,897,000	1,897,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,577,017 (Collateralized by $1,573,500 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,608,676)	1,577,000	1,577,000

TOTAL REPURCHASE AGREEMENTS
(Cost $27,932,000)		27,932,000

TOTAL INVESTMENT SECURITIES
(Cost $32,895,296)—97.4%		39,628,927
Net other assets (liabilities)—2.6%		1,073,363

NET ASSETS—100.0%		$40,702,290

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,389,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2010.
		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $9,973,113)	169	$370,734

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$2,446,238	$1,846
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	16,409,174	12,112

		$13,958

Bull ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Advertising	$19,661	NM
Aerospace/Defense	253,118	0.6%
Agriculture	142,065	0.4%
Airlines	11,173	NM
Apparel	65,245	0.2%
Auto Manufacturers	73,110	0.2%
Auto Parts & Equipment	28,286	0.1%
Banks	516,702	1.3%
Beverages	304,962	0.8%
Biotechnology	138,044	0.3%
Building Materials	9,290	NM
Chemicals	211,489	0.5%
Coal	29,529	0.1%
Commercial Services	246,387	0.6%
Computers	751,948	1.8%
Cosmetics/Personal Care	260,749	0.6%
Distribution/Wholesale	24,650	0.1%
Diversified Financial Services	625,629	1.5%
Electric	392,286	1.0%
Electrical Components & Equipment	48,473	0.1%
Electronics	64,133	0.2%
Energy - Alternate Sources	7,710	NM
Engineering & Construction	14,850	NM
Entertainment	10,007	NM
Environmental Control	35,550	0.1%
Food	233,275	0.6%
Forest Products & Paper	32,958	0.1%
Gas	22,473	0.1%
Hand/Machine Tools	14,849	NM
Healthcare - Products	377,709	0.9%
Healthcare - Services	122,951	0.3%
Holding Companies - Diversified	5,338	NM
Home Builders	8,511	NM
Home Furnishings	8,719	NM
Household Products/Wares	52,285	0.1%
Housewares	5,930	NM
Insurance	468,900	1.2%
Internet	358,437	0.9%
Iron/Steel	37,495	0.1%
Leisure Time	28,280	0.1%
Lodging	37,440	0.1%
Machinery - Construction & Mining	53,920	0.1%
Machinery - Diversified	69,188	0.2%
Media	353,477	0.9%
Metal Fabricate/Hardware	21,033	0.1%
Mining	98,060	0.2%
Miscellaneous Manufacturing	436,874	1.1%
Office/Business Equipment	22,605	0.1%
Oil & Gas	1,027,922	2.5%
Oil & Gas Services	202,999	0.5%
Packaging & Containers	23,964	0.1%
Pharmaceuticals	642,769	1.6%
Pipelines	40,708	0.1%
REIT	159,241	0.4%
Real Estate	5,909	NM
Retail	697,590	1.7%
Savings & Loans	6,687	NM
Semiconductors	285,112	0.7%
Software	533,152	1.3%
Telecommunications	667,268	1.6%
Textiles	3,846	NM
Toys/Games/Hobbies	16,268	NM
Transportation	227,739	0.6%
Other**	29,005,363	71.2%

Total	$40,702,290	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (26.5%)
99 Cents Only Stores* (Retail)	492	$7,587
Aaron’s, Inc. (Commercial Services)	738	13,919
ACI Worldwide, Inc.* (Software)	328	7,993
Acuity Brands, Inc. (Miscellaneous Manufacturing)	410	20,529
Acxiom Corp.* (Software)	820	14,391
ADC Telecommunications, Inc.* (Telecommunications)	984	12,487
ADTRAN, Inc. (Telecommunications)	656	21,169
Advance Auto Parts, Inc. (Retail)	902	58,612
Advent Software, Inc.* (Software)	164	8,810
Aecom Technology Corp.* (Engineering & Construction)	1,230	32,583
Aeropostale, Inc.* (Retail)	984	23,990
Affiliated Managers Group, Inc.* (Diversified Financial Services)	492	42,120
AGCO Corp.* (Machinery - Diversified)	984	41,790
AGL Resources, Inc. (Gas)	820	32,193
AirTran Holdings, Inc.* (Airlines)	1,394	10,316
Alaska Air Group, Inc.* (Airlines)	328	17,318
Albemarle Corp. (Chemicals)	902	45,217
Alberto-Culver Co. (Cosmetics/Personal Care)	902	33,636
Alexander & Baldwin, Inc. (Transportation)	410	14,116
Alexandria Real Estate Equities, Inc. (REIT)	492	36,152
Alliance Data Systems Corp.* (Commercial Services)	574	34,853
Alliant Energy Corp. (Electric)	1,148	41,936
Alliant Techsystems, Inc.* (Aerospace/Defense)	328	25,007
Allscripts Healthcare Solutions, Inc.* (Software)	1,722	32,873
AMB Property Corp. (REIT)	1,722	48,543
American Eagle Outfitters, Inc. (Retail)	2,050	32,820
American Financial Group, Inc. (Insurance)	820	25,076
American Greetings Corp. - Class A (Household Products/Wares)	410	7,942
Ametek, Inc. (Electrical Components & Equipment)	1,066	57,617
AnnTaylor Stores Corp.* (Retail)	574	13,374
ANSYS, Inc.* (Software)	902	40,815
AOL, Inc.* (Internet)	1,066	28,441
Apollo Investment Corp. (Investment Companies)	1,968	21,628
AptarGroup, Inc. (Miscellaneous Manufacturing)	656	29,441
Aqua America, Inc. (Water)	1,394	30,013
Arch Coal, Inc. (Coal)	1,640	40,328
Arrow Electronics, Inc.* (Electronics)	1,230	36,420
Arthur J. Gallagher & Co. (Insurance)	1,066	30,019
Ashland, Inc. (Chemicals)	820	42,337
Associated Banc-Corp (Banks)	1,804	22,857
Astoria Financial Corp. (Savings & Loans)	820	10,184
Atmel Corp.* (Semiconductors)	4,756	42,138
Atmos Energy Corp. (Gas)	902	26,564
Atwood Oceanics, Inc.* (Oil & Gas)	574	18,661
Avnet, Inc.* (Electronics)	1,558	46,397
Baldor Electric Co. (Hand/Machine Tools)	492	20,674
Bally Technologies, Inc.* (Entertainment)	574	20,710
BancorpSouth, Inc. (Banks)	738	9,734
Bank of Hawaii Corp. (Banks)	492	21,249
Barnes & Noble, Inc. (Retail)	410	6,142
BE Aerospace, Inc.* (Aerospace/Defense)	1,066	39,186
Beckman Coulter, Inc. (Healthcare - Products)	738	39,291
Bill Barrett Corp.* (Oil & Gas)	492	18,573
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	164	14,862
BJ’s Wholesale Club, Inc.* (Retail)	574	23,953
Black Hills Corp. (Electric)	410	13,054
Bob Evans Farms, Inc. (Retail)	328	9,414
BorgWarner, Inc.* (Auto Parts & Equipment)	1,148	64,414
Boyd Gaming Corp.* (Lodging)	574	4,770
BRE Properties, Inc. - Class A (REIT)	656	28,162
Brinker International, Inc. (Retail)	1,066	19,764
Broadridge Financial Solutions, Inc. (Software)	1,312	28,864
Brown & Brown, Inc. (Insurance)	1,230	27,417
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	820	55,891
Cabot Corp. (Chemicals)	656	22,317
Cadence Design Systems, Inc.* (Computers)	2,706	22,920
Camden Property Trust (REIT)	656	32,531
Career Education Corp.* (Commercial Services)	656	11,506
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	656	23,006
Carpenter Technology Corp. (Iron/Steel)	492	17,545
Cathay Bancorp, Inc. (Banks)	820	11,152
Charles River Laboratories International, Inc.* (Biotechnology)	656	21,497
Cheesecake Factory, Inc.* (Retail)	574	16,715
Chico’s FAS, Inc. (Retail)	1,886	18,332
Chipotle Mexican Grill, Inc. - Class A* (Retail)	328	68,949
Church & Dwight, Inc. (Household Products/Wares)	738	48,597
Ciena Corp.* (Telecommunications)	984	13,668
Cimarex Energy Co. (Oil & Gas)	902	69,228
Cincinnati Bell, Inc.* (Telecommunications)	2,050	5,022
City National Corp. (Banks)	492	25,372
Clean Harbors, Inc.* (Environmental Control)	246	17,343
Cleco Corp. (Electric)	656	20,513
Coldwater Creek, Inc.* (Retail)	656	2,211
Collective Brands, Inc.* (Retail)	656	10,056
Commerce Bancshares, Inc. (Banks)	738	27,188
Commercial Metals Co. (Metal Fabricate/Hardware)	1,148	15,934
Commscope, Inc.* (Telecommunications)	984	31,153

See accompanying notes to the Schedules of Portfolio Investments.

Community Health Systems, Inc.* (Healthcare - Services)	984	29,599
Comstock Resources, Inc.* (Oil & Gas)	492	10,996
Con-way, Inc. (Transportation)	574	18,948
Convergys Corp.* (Commercial Services)	1,312	14,852
Copart, Inc.* (Retail)	738	24,989
CoreLogic, Inc. (Commercial Services)	1,066	18,730
Corinthian Colleges, Inc.* (Commercial Services)	902	4,708
Corn Products International, Inc. (Food)	738	31,402
Corporate Office Properties Trust (REIT)	574	20,371
Corrections Corp. of America* (Commercial Services)	1,148	29,469
Cousins Properties, Inc. (REIT)	1,066	7,899
Covance, Inc.* (Healthcare - Services)	656	30,825
Crane Co. (Miscellaneous Manufacturing)	492	18,824
Cree Research, Inc.* (Semiconductors)	1,148	58,881
Cullen/Frost Bankers, Inc. (Banks)	656	34,401
Cytec Industries, Inc. (Chemicals)	492	24,364
Deluxe Corp. (Commercial Services)	492	10,056
Dick’s Sporting Goods, Inc.* (Retail)	902	25,996
Diebold, Inc. (Computers)	656	20,106
Digital River, Inc.* (Internet)	410	15,277
Dollar Tree, Inc.* (Retail)	1,312	67,319
Donaldson Co., Inc. (Miscellaneous Manufacturing)	820	39,950
DPL, Inc. (Electric)	1,230	32,103
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	738	26,051
Dress Barn, Inc.* (Retail)	738	16,930
Drill-Quip, Inc.* (Oil & Gas Services)	328	22,665
DST Systems, Inc. (Computers)	410	17,741
Duke-Weeks Realty Corp. (REIT)	2,624	32,721
Dynegy, Inc.* (Electric)	1,066	4,946
Eaton Vance Corp. (Diversified Financial Services)	1,230	35,387
Edwards Lifesciences Corp.* (Healthcare - Products)	1,148	73,369
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,148	42,178
Energen Corp. (Gas)	738	32,944
Energizer Holdings, Inc.* (Electrical Components & Equipment)	738	55,188
Equinix, Inc.* (Internet)	492	41,446
Equity One, Inc. (REIT)	410	7,667
Essex Property Trust, Inc. (REIT)	328	37,051
Everest Re Group, Ltd. (Insurance)	574	48,377
Exterran Holdings, Inc.* (Oil & Gas Services)	656	16,512
F5 Networks, Inc.* (Internet)	820	96,514
FactSet Research Systems, Inc. (Computers)	492	43,188
Fair Isaac Corp. (Software)	410	9,856
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,312	14,786
Federal Realty Investment Trust (REIT)	656	53,779
Fidelity National Title Group, Inc. - Class A (Insurance)	2,378	31,841
First American Financial Corp. (Insurance)	1,066	14,967
First Niagara Financial Group, Inc. (Savings & Loans)	2,132	25,264
FirstMerit Corp. (Banks)	1,148	19,723
Flowers Foods, Inc. (Food)	820	20,894
Foot Locker, Inc. (Retail)	1,640	26,125
Forest Oil Corp.* (Oil & Gas)	1,148	35,278
Fossil, Inc.* (Household Products/Wares)	574	33,860
Frontier Oil Corp. (Oil & Gas)	1,066	14,124
FTI Consulting, Inc.* (Commercial Services)	492	17,446
Fulton Financial Corp. (Banks)	2,050	19,147
Gardner Denver, Inc. (Machinery - Diversified)	574	33,189
Gartner Group, Inc.* (Commercial Services)	738	23,387
GATX Corp. (Trucking & Leasing)	492	15,577
Gen-Probe, Inc.* (Healthcare - Products)	492	23,828
Gentex Corp. (Electronics)	1,476	29,490
Global Payments, Inc. (Software)	820	31,947
Graco, Inc. (Machinery - Diversified)	656	22,573
Granite Construction, Inc. (Engineering & Construction)	328	7,931
Great Plains Energy, Inc. (Electric)	1,394	26,528
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,148	37,873
Greenhill & Co., Inc. (Diversified Financial Services)	246	19,107
Greif, Inc. - Class A (Packaging & Containers)	328	19,267
GUESS?, Inc. (Apparel)	656	25,532
Hanesbrands, Inc.* (Apparel)	984	24,403
Hanover Insurance Group, Inc. (Insurance)	492	22,263
Hansen Natural Corp.* (Beverages)	738	37,793
Harsco Corp. (Miscellaneous Manufacturing)	820	19,008
Harte-Hanks, Inc. (Advertising)	410	4,953
Hawaiian Electric Industries, Inc. (Electric)	984	22,179
HCC Insurance Holdings, Inc. (Insurance)	1,148	30,399
Health Management Associates, Inc. - Class A* (Healthcare - Services)	2,542	20,361
Health Net, Inc.* (Healthcare - Services)	984	26,460
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,066	13,528
Henry Schein, Inc.* (Healthcare - Products)	902	50,647
Herman Miller, Inc. (Office Furnishings)	574	11,038
Highwoods Properties, Inc. (REIT)	738	24,450
Hill-Rom Holdings, Inc. (Healthcare - Products)	656	25,420
HNI Corp. (Office Furnishings)	492	12,133
Hologic, Inc.* (Healthcare - Products)	2,706	43,350

See accompanying notes to the Schedules of Portfolio Investments.

Hospitality Properties Trust (REIT)	1,230	28,056
Hubbell, Inc. - Class B (Electrical Components & Equipment)	656	35,437
IDACORP, Inc. (Electric)	492	18,106
IDEX Corp. (Machinery - Diversified)	820	29,586
IDEXX Laboratories, Inc.* (Healthcare - Products)	574	34,417
Immucor, Inc.* (Healthcare - Products)	738	12,841
Informatica Corp.* (Software)	984	40,039
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	1,640	28,962
Integrated Device Technology, Inc.* (Semiconductors)	1,640	9,660
International Bancshares Corp. (Banks)	574	9,833
International Rectifier Corp.* (Semiconductors)	738	17,144
International Speedway Corp. (Entertainment)	328	7,492
Intersil Corp. - Class A (Semiconductors)	1,312	17,174
Intrepid Potash, Inc.* (Chemicals)	492	16,890
Itron, Inc.* (Electronics)	410	24,916
ITT Educational Services, Inc.* (Commercial Services)	246	15,874
J. Crew Group, Inc.* (Retail)	656	20,985
J.B. Hunt Transport Services, Inc. (Transportation)	902	32,436
Jack Henry & Associates, Inc. (Computers)	902	24,498
Jefferies Group, Inc. (Diversified Financial Services)	1,312	31,396
JetBlue Airways Corp.* (Airlines)	2,050	14,309
John Wiley & Sons, Inc. (Media)	492	21,235
Jones Lang LaSalle, Inc. (Real Estate)	410	32,005
Joy Global, Inc. (Machinery - Construction & Mining)	1,066	75,633
Kansas City Southern Industries, Inc.* (Transportation)	1,066	46,712
KB Home (Home Builders)	738	7,756
KBR, Inc. (Engineering & Construction)	1,640	41,656
Kennametal, Inc. (Hand/Machine Tools)	820	27,995
Kindred Healthcare, Inc.* (Healthcare - Services)	410	5,625
Kinetic Concepts, Inc.* (Healthcare - Products)	656	24,948
Kirby Corp.* (Transportation)	574	24,676
Korn/Ferry International* (Commercial Services)	492	8,674
Lam Research Corp.* (Semiconductors)	1,312	60,076
Lamar Advertising Co.* (Advertising)	574	19,510
Lancaster Colony Corp. (Miscellaneous Manufacturing)	164	8,180
Landstar System, Inc. (Transportation)	492	18,509
Lender Processing Services, Inc. (Diversified Financial Services)	984	28,379
Lennox International, Inc. (Building Materials)	492	20,177
Liberty Property Trust (REIT)	1,148	38,412
Life Time Fitness, Inc.* (Leisure Time)	410	14,813
LifePoint Hospitals, Inc.* (Healthcare - Services)	574	19,470
Lincare Holdings, Inc. (Healthcare - Services)	984	25,800
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	410	24,502
LKQ Corp.* (Distribution/Wholesale)	1,476	32,088
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,312	10,155
Lubrizol Corp. (Chemicals)	656	67,233
M.D.C. Holdings, Inc. (Home Builders)	410	10,557
Mack-Cali Realty Corp. (REIT)	820	27,536
Manpower, Inc. (Commercial Services)	820	44,879
ManTech International Corp. - Class A* (Software)	246	9,646
Mariner Energy, Inc.* (Oil & Gas)	1,066	26,565
Martin Marietta Materials (Building Materials)	492	39,596
Masimo Corp. (Healthcare - Products)	574	17,318
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	328	10,831
MDU Resources Group, Inc. (Electric)	1,968	39,222
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	656	19,516
Mednax, Inc.* (Healthcare - Services)	492	29,131
Mentor Graphics Corp.* (Computers)	1,148	12,398
Mercury General Corp. (Insurance)	328	13,933
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	328	42,824
Micros Systems, Inc.* (Computers)	820	37,220
Mine Safety Appliances Co. (Environmental Control)	328	9,236
Minerals Technologies, Inc. (Chemicals)	164	9,622
Mohawk Industries, Inc.* (Textiles)	574	32,913
MSC Industrial Direct Co. - Class A (Retail)	492	28,014
MSCI, Inc. - Class A* (Software)	1,230	44,095
National Fuel Gas Co. (Pipelines)	820	45,248
National Instruments Corp. (Computers)	574	19,969
Nationwide Health Properties, Inc. (REIT)	1,312	53,569
Navigant Consulting Co.* (Commercial Services)	492	4,502
NCR Corp.* (Computers)	1,640	22,501
Netflix, Inc.* (Internet)	410	71,135
NeuStar, Inc.* (Telecommunications)	738	19,048
New York Community Bancorp (Savings & Loans)	4,510	76,354
NewAlliance Bancshares, Inc. (Savings & Loans)	1,066	13,741
Newfield Exploration Co.* (Oil & Gas)	1,394	83,110
NewMarket Corp. (Chemicals)	82	9,719

See accompanying notes to the Schedules of Portfolio Investments.

Nordson Corp. (Machinery - Diversified)	328	25,591
NSTAR (Electric)	1,066	44,463
NV Energy, Inc. (Electric)	2,460	33,604
NVR, Inc.* (Home Builders)	82	51,448
Oceaneering International, Inc.* (Oil & Gas Services)	574	35,513
OGE Energy Corp. (Electric)	984	43,453
Old Republic International Corp. (Insurance)	2,460	32,472
Olin Corp. (Chemicals)	820	16,392
OMEGA Healthcare Investors, Inc. (REIT)	984	22,632
Omnicare, Inc. (Pharmaceuticals)	1,230	29,668
Oshkosh Truck Corp.* (Auto Manufacturers)	902	26,618
Overseas Shipholding Group, Inc. (Transportation)	246	8,224
Owens & Minor, Inc. (Distribution/Wholesale)	656	18,683
Packaging Corp. of America (Packaging & Containers)	1,066	26,042
PacWest Bancorp (Banks)	328	5,717
Panera Bread Co. - Class A* (Retail)	328	29,359
Parametric Technology Corp.* (Software)	1,148	24,648
Patriot Coal Corp.* (Coal)	820	11,062
Patterson-UTI Energy, Inc. (Oil & Gas)	1,558	30,241
Pentair, Inc. (Miscellaneous Manufacturing)	984	32,206
Perrigo Co. (Pharmaceuticals)	820	54,022
PetSmart, Inc. (Retail)	1,230	46,039
Pharmaceutical Product Development, Inc. (Commercial Services)	1,230	31,746
Phillips-Van Heusen Corp. (Apparel)	656	40,239
Plains Exploration & Production Co.* (Oil & Gas)	1,476	41,136
Plantronics, Inc. (Telecommunications)	492	17,653
PNM Resources, Inc. (Electric)	902	10,635
Polycom, Inc.* (Telecommunications)	902	30,470
Potlatch Corp. (Forest Products & Paper)	410	13,960
Pride International, Inc.* (Oil & Gas)	1,804	54,697
Prosperity Bancshares, Inc. (Banks)	492	15,296
Protective Life Corp. (Insurance)	902	21,621
Psychiatric Solutions, Inc.* (Healthcare - Services)	574	19,344
Quest Software, Inc.* (Software)	656	17,168
Questar Corp. (Pipelines)	1,804	30,614
Quicksilver Resources, Inc.* (Oil & Gas)	1,230	18,413
Rackspace Hosting, Inc.* (Internet)	984	24,561
Ralcorp Holdings, Inc.* (Food)	574	35,622
Raymond James Financial Corp. (Diversified Financial Services)	1,066	30,083
Rayonier, Inc. (Forest Products & Paper)	820	42,804
Realty Income Corp. (REIT)	1,066	36,542
Regal-Beloit Corp. (Hand/Machine Tools)	410	23,661
Regency Centers Corp. (REIT)	820	34,588
Regis Corp. (Retail)	574	11,738
Reinsurance Group of America, Inc. (Insurance)	738	36,952
Reliance Steel & Aluminum Co. (Iron/Steel)	738	30,885
Rent-A-Center, Inc. (Commercial Services)	656	16,492
ResMed, Inc.* (Healthcare - Products)	1,558	49,653
RF Micro Devices, Inc.* (Telecommunications)	2,788	20,325
Riverbed Technology, Inc.* (Computers)	738	42,464
Rock-Tenn Co. - Class A (Forest Products & Paper)	410	23,308
Rollins, Inc. (Commercial Services)	410	10,680
Rovi Corp.* (Semiconductors)	1,066	53,993
RPM, Inc. (Chemicals)	1,312	27,172
Ruddick Corp. (Food)	410	14,309
Saks, Inc.* (Retail)	1,640	18,270
Scholastic Corp. (Media)	246	7,245
Scientific Games Corp. - Class A* (Entertainment)	656	5,182
SEI Investments Co. (Software)	1,476	32,693
Semtech Corp.* (Semiconductors)	656	14,045
Senior Housing Properties Trust (REIT)	1,312	31,344
Sensient Technologies Corp. (Chemicals)	492	15,897
Service Corp. International (Commercial Services)	2,542	21,048
Shaw Group, Inc.* (Engineering & Construction)	902	27,565
Silgan Holdings, Inc. (Packaging & Containers)	574	19,372
Silicon Laboratories, Inc.* (Semiconductors)	492	19,631
Skyworks Solutions, Inc.* (Semiconductors)	1,804	41,330
SL Green Realty Corp. (REIT)	820	53,890
Smithfield Foods, Inc.* (Food)	1,722	28,843
Solera Holdings, Inc. (Software)	738	35,461
Sonoco Products Co. (Packaging & Containers)	1,066	35,711
Sotheby’s (Commercial Services)	656	28,759
Southern Union Co. (Gas)	1,312	32,971
SPX Corp. (Miscellaneous Manufacturing)	492	32,994
SRA International, Inc. - Class A* (Computers)	410	8,204
StanCorp Financial Group, Inc. (Insurance)	492	21,107
Steel Dynamics, Inc. (Iron/Steel)	2,214	32,147
STERIS Corp. (Healthcare - Products)	574	19,642
Strayer Education, Inc. (Commercial Services)	164	22,932
Superior Energy Services, Inc.* (Oil & Gas Services)	820	22,648
SVB Financial Group* (Banks)	410	17,769
Syniverse Holdings, Inc.* (Telecommunications)	738	22,502
Synopsys, Inc.* (Computers)	1,558	39,854
Synovus Financial Corp. (Banks)	8,118	17,535
TCF Financial Corp. (Banks)	1,312	17,266

See accompanying notes to the Schedules of Portfolio Investments.

Tech Data Corp.* (Distribution/Wholesale)	492	21,151
Techne Corp. (Healthcare - Products)	410	24,977
Teleflex, Inc. (Miscellaneous Manufacturing)	410	22,857
Telephone & Data Systems, Inc. (Telecommunications)	984	34,273
Temple-Inland, Inc. (Forest Products & Paper)	1,148	23,787
Terex Corp.* (Machinery - Construction & Mining)	1,148	25,773
The Brink’s Co. (Miscellaneous Manufacturing)	492	11,611
The Corporate Executive Board Co. (Commercial Services)	328	10,247
The Macerich Co. (REIT)	1,312	58,528
The Ryland Group, Inc. (Home Builders)	492	7,370
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	492	26,273
The Timberland Co. - Class A* (Apparel)	410	8,602
The Warnaco Group, Inc.* (Apparel)	492	26,130
Thomas & Betts Corp.* (Electronics)	574	24,998
Thor Industries, Inc. (Home Builders)	410	12,911
Thoratec Corp.* (Healthcare - Products)	574	18,735
Tibco Software, Inc.* (Internet)	1,722	33,097
Tidewater, Inc. (Oil & Gas Services)	492	22,696
Timken Co. (Metal Fabricate/Hardware)	820	33,964
Toll Brothers, Inc.* (Home Builders)	1,476	26,479
Tootsie Roll Industries, Inc. (Food)	246	6,457
Towers Watson & Co. - Class A (Commercial Services)	492	25,299
Tractor Supply Co. (Retail)	738	29,225
Transatlantic Holdings, Inc. (Insurance)	656	34,506
Trimble Navigation, Ltd.* (Electronics)	1,230	44,083
Trinity Industries, Inc. (Miscellaneous Manufacturing)	820	18,639
Trustmark Corp. (Banks)	574	12,680
Tupperware Corp. (Household Products/Wares)	656	29,395
tw telecom, Inc.* (Telecommunications)	1,558	28,667
UDR, Inc. (REIT)	1,886	42,397
UGI Corp. (Gas)	1,148	34,543
Under Armour, Inc. - Class A* (Retail)	328	15,311
Unit Corp.* (Oil & Gas)	410	16,084
United Rentals, Inc.* (Commercial Services)	656	12,326
United Therapeutics Corp.* (Pharmaceuticals)	492	29,520
Unitrin, Inc. (Insurance)	492	11,956
Universal Corp. (Agriculture)	246	10,194
Universal Health Services, Inc. - Class B (Healthcare - Services)	984	40,610
URS Corp.* (Engineering & Construction)	902	35,115
Valley National Bancorp (Banks)	1,640	21,878
Valmont Industries, Inc. (Metal Fabricate/Hardware)	246	19,397
Valspar Corp. (Chemicals)	984	31,586
ValueClick, Inc.* (Internet)	820	11,283
VCA Antech, Inc.* (Pharmaceuticals)	902	18,644
Vectren Corp. (Gas)	820	22,452
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,050	78,576
Vishay Intertechnology, Inc.* (Electronics)	1,886	21,312
W.R. Berkley Corp. (Insurance)	1,230	33,850
Wabtec Corp. (Machinery - Diversified)	492	23,045
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	902	26,221
Washington Federal, Inc. (Savings & Loans)	1,148	17,254
Waste Connections, Inc. (Environmental Control)	820	33,407
Watsco, Inc. (Distribution/Wholesale)	328	18,358
Webster Financial Corp. (Banks)	656	11,231
Weingarten Realty Investors (REIT)	1,230	29,680
WellCare Health Plans, Inc.* (Healthcare - Services)	410	11,390
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	3,280	15,088
Werner Enterprises, Inc. (Transportation)	492	10,489
Westamerica Bancorp (Banks)	328	16,407
Westar Energy, Inc. (Electric)	1,148	29,044
WGL Holdings, Inc. (Gas)	492	18,967
Williams Sonoma, Inc. (Retail)	1,148	37,161
Wilmington Trust Corp. (Banks)	902	6,413
WMS Industries, Inc.* (Leisure Time)	574	25,044
Woodward Governor Co. (Electronics)	574	17,989
Worthington Industries, Inc. (Metal Fabricate/Hardware)	574	8,840
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	574	20,538

TOTAL COMMON STOCKS
(Cost $8,153,521)		10,588,741

	Principal
	Amount	Value

Repurchase Agreements (69.3%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,191,024 (Collateralized by $2,050,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $2,234,936)	$2,191,000	$2,191,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $8,142,095 (Collateralized by $8,318,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $8,306,270)	8,142,000	8,142,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $13,879,173 (Collateralized by $13,705,100 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $14,156,891)	13,879,000	13,879,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,878,023 (Collateralized by $1,863,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,916,561)	1,878,000	1,878,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,562,017 (Collateralized by $1,556,600 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,593,295)	1,562,000	1,562,000

TOTAL REPURCHASE AGREEMENTS
(Cost $27,652,000)		27,652,000

TOTAL INVESTMENT SECURITIES
(Cost $35,805,521)—95.8%		38,240,741
Net other assets (liabilities)—4.2%		1,690,206

NET ASSETS—100.0%		$39,930,947

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $710,000.
‡	Represents the effective yield or interest rate in effect at October 31, 2010.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/20/10 (Underlying notional amount at value $21,494,200)	260	$444,137

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$696,590	$1,385
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	7,160,398	11,966

		$13,351

Mid-Cap ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Advertising	$24,463	0.1%
Aerospace/Defense	64,193	0.2%
Agriculture	10,194	NM
Airlines	41,943	0.1%
Apparel	124,906	0.3%
Auto Manufacturers	26,618	0.1%
Auto Parts & Equipment	64,414	0.2%
Banks	342,848	0.9%
Beverages	75,666	0.2%
Biotechnology	114,935	0.3%
Building Materials	59,773	0.1%
Chemicals	328,746	0.8%
Coal	51,390	0.1%
Commercial Services	432,384	1.1%
Computers	311,063	0.8%
Cosmetics/Personal Care	33,636	0.1%
Distribution/Wholesale	119,242	0.3%
Diversified Financial Services	212,693	0.5%
Electric	379,786	1.0%
Electrical Components & Equipment	191,066	0.5%
Electronics	245,605	0.6%
Engineering & Construction	144,850	0.4%
Entertainment	59,435	0.1%
Environmental Control	59,986	0.1%
Food	137,527	0.3%
Forest Products & Paper	114,014	0.3%
Gas	200,634	0.5%
Hand/Machine Tools	96,832	0.2%
Healthcare - Products	458,436	1.1%
Healthcare - Services	258,615	0.6%
Home Builders	116,521	0.3%
Household Products/Wares	146,067	0.4%
Insurance	436,756	1.1%
Internet	321,754	0.8%
Investment Companies	21,628	0.1%
Iron/Steel	80,577	0.2%
Leisure Time	39,857	0.1%
Lodging	4,770	NM
Machinery - Construction & Mining	157,297	0.4%
Machinery - Diversified	196,312	0.5%
Media	28,480	0.1%
Metal Fabricate/Hardware	78,135	0.2%
Miscellaneous Manufacturing	288,076	0.7%
Office Furnishings	23,171	0.1%
Oil & Gas	437,106	1.1%
Oil & Gas Services	133,562	0.3%
Packaging & Containers	100,392	0.3%
Pharmaceuticals	193,548	0.5%
Pipelines	75,862	0.2%
REIT	786,500	1.9%
Real Estate	32,005	0.1%
Retail	709,380	1.8%
Retail - Restaurants	15,088	NM
Savings & Loans	142,797	0.4%
Semiconductors	348,858	0.9%
Software	379,299	0.9%
Telecommunications	256,437	0.6%
Textiles	32,913	0.1%
Transportation	174,110	0.4%
Trucking & Leasing	15,577	NM
Water	30,013	0.1%
Other**	29,342,206	73.5%

Total	$39,930,947	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (27.6%)
3D Systems Corp.* (Computers)	255	$6,589
99 Cents Only Stores* (Retail)	357	5,505
A.M. Castle & Co.* (Metal Fabricate/Hardware)	255	3,927
AAR Corp.* (Aerospace/Defense)	408	8,992
Abaxis, Inc.* (Healthcare - Products)	306	7,347
ABIOMED, Inc.* (Healthcare - Products)	510	5,258
ABM Industries, Inc. (Commercial Services)	459	10,350
Acacia Research Corp.* (Media)	306	8,146
Accelrys, Inc.* (Software)	510	3,698
Acco Brands Corp.* (Household Products/Wares)	765	4,766
Accuray, Inc.* (Healthcare - Products)	561	3,691
Aceto Corp. (Chemicals)	561	4,135
ACI Worldwide, Inc.* (Software)	408	9,943
Acme Packet, Inc.* (Telecommunications)	357	14,119
Acorda Therapeutics, Inc.* (Biotechnology)	357	9,653
Actuant Corp. - Class A (Miscellaneous Manufacturing)	714	16,044
Acuity Brands, Inc. (Miscellaneous Manufacturing)	306	15,321
Acxiom Corp.* (Software)	663	11,636
ADC Telecommunications, Inc.* (Telecommunications)	969	12,297
Administaff, Inc. (Commercial Services)	204	5,347
ADTRAN, Inc. (Telecommunications)	510	16,458
Advance America Cash Advance Centers, Inc. (Commercial Services)	612	3,054
Advanced Analogic Technologies, Inc.* (Semiconductors)	1,275	4,794
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	357	5,127
Advent Software, Inc.* (Software)	204	10,959
Advisory Board Co.* (Commercial Services)	153	7,162
AFC Enterprises, Inc.* (Retail)	459	5,834
Affymetrix, Inc.* (Biotechnology)	714	3,199
Air Methods Corp.* (Healthcare - Services)	153	6,258
Aircastle, Ltd. (Trucking & Leasing)	612	5,637
AirTran Holdings, Inc.* (Airlines)	1,581	11,699
Alaska Air Group, Inc.* (Airlines)	255	13,464
Alaska Communications Systems Group, Inc. (Telecommunications)	663	6,650
Albany International Corp. - Class A (Machinery - Diversified)	255	5,202
Align Technology, Inc.* (Healthcare - Products)	561	9,554
Alkermes, Inc.* (Pharmaceuticals)	867	10,031
ALLETE, Inc. (Electric)	408	14,843
Alliance One International, Inc.* (Agriculture)	1,530	6,763
Allied Nevada Gold Corp.* (Mining)	510	12,587
Allos Therapeutics, Inc.* (Pharmaceuticals)	918	3,654
Almost Family, Inc.* (Healthcare - Services)	153	5,283
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	510	6,701
Alphatec Holdings, Inc.* (Healthcare - Products)	612	1,334
Alterra Capital Holdings, Ltd. (Insurance)	1,020	20,604
AMAG Pharmaceuticals, Inc.* (Biotechnology)	204	3,246
Ambassadors Group, Inc. (Leisure Time)	306	3,394
AMERCO* (Trucking & Leasing)	102	8,397
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	663	6,113
American Campus Communities, Inc. (REIT)	459	14,518
American Capital Agency Corp. (REIT)	306	8,788
American Capital, Ltd.* (Investment Companies)	2,244	15,663
American Equity Investment Life Holding Co. (Insurance)	612	6,640
American Greetings Corp. - Class A (Household Products/Wares)	357	6,915
American Medical Systems Holdings, Inc.* (Healthcare - Products)	612	12,362
American Public Education, Inc.* (Commercial Services)	153	4,278
American Reprographics Co.* (Software)	663	4,721
American States Water Co. (Water)	306	11,429
American Vanguard Corp. (Chemicals)	459	3,383
Amerigon, Inc.* (Auto Parts & Equipment)	561	6,048
AMERIGROUP Corp.* (Healthcare - Services)	408	17,026
Ameris Bancorp* (Banks)	459	4,255
Ameron International Corp. (Miscellaneous Manufacturing)	102	7,014
Amkor Technology, Inc.* (Semiconductors)	1,224	8,825
AMN Healthcare Services, Inc.* (Commercial Services)	612	3,244
AmSurg Corp.* (Healthcare - Services)	357	6,455
AmTrust Financial Services, Inc. (Insurance)	612	9,162
ANADIGICS, Inc.* (Semiconductors)	918	6,215
Analogic Corp. (Electronics)	153	6,981
Anixter International, Inc. (Telecommunications)	255	13,691
AnnTaylor Stores Corp.* (Retail)	510	11,883
Apogee Enterprises, Inc. (Building Materials)	306	3,210
Apollo Investment Corp. (Investment Companies)	1,581	17,375
Applied Industrial Technologies, Inc. (Machinery - Diversified)	357	10,856
Applied Micro Circuits Corp.* (Semiconductors)	663	6,676

See accompanying notes to the Schedules of Portfolio Investments.

Applied Signal Technology, Inc. (Telecommunications)	357	11,981
Arbitron, Inc. (Commercial Services)	255	6,457
Arch Chemicals, Inc. (Chemicals)	255	9,055
Ardea Biosciences, Inc.* (Pharmaceuticals)	153	3,262
Argo Group International Holdings, Ltd. (Insurance)	357	12,384
Ariba, Inc.* (Internet)	816	15,324
Arkansas Best Corp. (Transportation)	255	6,459
ArQule, Inc.* (Biotechnology)	561	3,097
Array BioPharma, Inc.* (Pharmaceuticals)	969	3,140
Arris Group, Inc.* (Telecommunications)	1,071	9,971
Arrow Financial Corp. (Banks)	153	3,732
Art Technology Group, Inc.* (Internet)	1,683	7,052
Artio Global Investors, Inc. (Diversified Financial Services)	306	4,764
Aruba Networks, Inc.* (Telecommunications)	663	14,526
ArvinMeritor, Inc.* (Auto Parts & Equipment)	714	11,838
Ascent Media Corp. - Class A* (Entertainment)	204	5,557
Ashford Hospitality Trust* (REIT)	459	4,659
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	204	6,579
Associated Estates Realty Corp. (REIT)	561	7,792
Astec Industries, Inc.* (Machinery - Construction & Mining)	204	6,012
Astoria Financial Corp. (Savings & Loans)	816	10,135
Astronics Corp.* (Aerospace/Defense)	153	3,190
Atlantic Tele-Network, Inc. (Environmental Control)	102	4,311
Atlas Air Worldwide Holdings, Inc.* (Transportation)	255	13,326
ATMI, Inc.* (Semiconductors)	561	9,913
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	357	8,836
Aviat Networks, Inc.* (Telecommunications)	867	3,945
Avid Technology, Inc.* (Software)	510	6,436
Avis Budget Group, Inc.* (Commercial Services)	918	10,658
AZZ, Inc. (Miscellaneous Manufacturing)	204	7,577
B&G Foods, Inc. - Class A (Food)	867	10,621
Baldor Electric Co. (Hand/Machine Tools)	408	17,144
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	561	8,645
Bank Mutual Corp. (Banks)	612	2,950
Bank of the Ozarks, Inc. (Banks)	255	9,693
Barnes Group, Inc. (Miscellaneous Manufacturing)	612	11,132
Basic Energy Services, Inc.* (Oil & Gas Services)	408	4,512
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	357	5,269
Belden, Inc. (Electrical Components & Equipment)	510	14,229
Belo Corp. - Class A* (Media)	1,071	6,201
Benchmark Electronics, Inc.* (Electronics)	612	10,055
Berkshire Hills Bancorp, Inc. (Savings & Loans)	153	2,959
Berry Petroleum Co. - Class A (Oil & Gas)	510	17,447
BGC Partners, Inc. - Class A (Diversified Financial Services)	765	5,309
Big 5 Sporting Goods Corp. (Retail)	408	5,516
Bill Barrett Corp.* (Oil & Gas)	459	17,327
BioMed Realty Trust, Inc. (REIT)	1,020	18,717
BJ’s Restaurants, Inc.* (Retail)	255	8,453
Black Box Corp. (Telecommunications)	255	8,466
Black Hills Corp. (Electric)	357	11,367
Blackbaud, Inc. (Software)	408	10,359
Blackboard, Inc.* (Software)	306	12,772
BlackRock Kelso Capital Corp. (Investment Companies)	663	7,770
Blount International, Inc.* (Machinery - Diversified)	612	9,180
Blue Coat Systems, Inc.* (Internet)	357	9,628
Bob Evans Farms, Inc. (Retail)	408	11,710
Boise, Inc.* (Forest Products & Paper)	918	6,656
Boston Private Financial Holdings, Inc. (Banks)	714	4,077
Brady Corp. - Class A (Electronics)	408	12,546
Bridgepoint Education, Inc.* (Commercial Services)	204	2,905
Briggs & Stratton Corp. (Machinery - Diversified)	459	8,078
Brigham Exploration Co.* (Oil & Gas)	1,020	21,512
Brightpoint, Inc.* (Distribution/Wholesale)	765	5,730
Bristow Group, Inc.* (Transportation)	306	11,867
Brown Shoe Co., Inc. (Retail)	459	5,393
Bruker Corp.* (Healthcare - Products)	561	8,409
Brunswick Corp. (Leisure Time)	714	11,295
Brush Engineered Materials, Inc.* (Mining)	255	8,453
Buckeye Technologies, Inc. (Forest Products & Paper)	459	8,285
Buffalo Wild Wings, Inc.* (Retail)	153	7,196
Cabot Microelectronics Corp.* (Chemicals)	204	7,881
CACI International, Inc. - Class A* (Computers)	255	12,781
Cal Dive International, Inc.* (Oil & Gas Services)	1,020	5,161
Calamos Asset Management, Inc. (Diversified Financial Services)	408	4,892
Calgon Carbon Corp.* (Environmental Control)	510	7,655
California Pizza Kitchen, Inc.* (Retail)	306	5,052
California Water Service Group (Water)	357	13,330
Callaway Golf Co. (Leisure Time)	714	4,912

See accompanying notes to the Schedules of Portfolio Investments.

Cantel Medical Corp. (Healthcare - Products)	306	5,667
Capella Education Co.* (Commercial Services)	153	8,389
Capital Lease Funding, Inc. (REIT)	918	5,379
CARBO Ceramics, Inc. (Oil & Gas Services)	153	12,817
Cardinal Financial Corp. (Banks)	561	5,604
CardioNet, Inc.* (Healthcare - Products)	510	2,601
Cardtronics, Inc.* (Commercial Services)	255	4,322
Carrizo Oil & Gas, Inc.* (Oil & Gas)	408	9,637
Carter’s, Inc.* (Apparel)	510	12,699
Cascade Corp. (Machinery - Diversified)	102	3,610
Casey’s General Stores, Inc. (Retail)	408	16,916
Cash America International, Inc. (Retail)	204	7,187
Cass Information Systems, Inc. (Banks)	102	3,522
Cathay Bancorp, Inc. (Banks)	765	10,404
Cavium Networks, Inc.* (Semiconductors)	459	14,628
Cbeyond, Inc.* (Telecommunications)	357	4,837
CBL & Associates Properties, Inc. (REIT)	1,173	18,393
CDI Corp. (Commercial Services)	357	5,116
Celadon Group, Inc.* (Transportation)	459	5,953
Celera Corp.* (Biotechnology)	1,071	6,105
Centene Corp.* (Healthcare - Services)	408	9,107
Centerstate Banks, Inc. (Banks)	408	3,019
Central Garden & Pet Co. - Class A* (Household Products/Wares)	816	8,527
Century Aluminum Co.* (Mining)	816	11,032
Cenveo, Inc.* (Commercial Services)	663	3,647
Cepheid, Inc.* (Healthcare - Products)	612	12,876
Ceradyne, Inc.* (Miscellaneous Manufacturing)	306	7,286
CH Energy Group, Inc. (Electric)	204	9,272
Charming Shoppes, Inc.* (Retail)	1,173	4,094
Chart Industries, Inc.* (Machinery - Diversified)	255	5,942
Checkpoint Systems, Inc.* (Electronics)	306	6,732
Cheesecake Factory, Inc.* (Retail)	510	14,851
Chemed Corp. (Commercial Services)	255	15,030
Chemical Financial Corp. (Banks)	408	8,274
Chindex International, Inc.* (Distribution/Wholesale)	306	4,143
Chiquita Brands International, Inc.* (Food)	510	6,768
Christopher & Banks Corp. (Retail)	663	3,951
Churchill Downs, Inc. (Entertainment)	204	7,391
Cincinnati Bell, Inc.* (Telecommunications)	2,244	5,498
Cirrus Logic, Inc.* (Semiconductors)	510	6,554
CKX, Inc.* (Media)	612	2,497
Clarcor, Inc. (Miscellaneous Manufacturing)	408	16,181
Clayton Williams Energy, Inc.* (Oil & Gas)	153	9,137
Clean Harbors, Inc.* (Environmental Control)	153	10,786
Clearwater Paper Corp.* (Forest Products & Paper)	102	8,237
Cloud Peak Energy, Inc.* (Coal)	612	10,630
CNO Financial Group, Inc.* (Insurance)	1,989	10,820
Coeur d’Alene Mines Corp.* (Mining)	714	14,716
Cogdell Spencer, Inc. (REIT)	714	4,691
Cogent Communications Group, Inc.* (Internet)	918	9,960
Cogent, Inc.* (Electronics)	714	7,511
Cognex Corp. (Machinery - Diversified)	510	13,617
Coherent, Inc.* (Electronics)	153	6,420
Coinstar, Inc.* (Commercial Services)	153	8,810
Collective Brands, Inc.* (Retail)	612	9,382
Colonial Properties Trust (REIT)	714	12,802
Colony Financial, Inc. (REIT)	408	7,736
Columbia Banking System, Inc. (Banks)	408	7,430
Columbus McKinnon Corp. NY* (Machinery - Diversified)	408	7,164
Community Bank System, Inc. (Banks)	561	13,111
Community Trust Bancorp, Inc. (Banks)	153	4,178
Commvault Systems, Inc.* (Software)	459	13,279
Compass Diversified Holdings (Holding Companies - Diversified)	561	9,554
Compellent Technologies, Inc.* (Computers)	306	7,733
Complete Production Services, Inc.* (Oil & Gas Services)	765	17,924
Computer Programs & Systems, Inc. (Software)	102	4,658
comScore, Inc.* (Internet)	306	7,194
Comtech Telecommunications Corp. (Telecommunications)	255	7,859
Conceptus, Inc.* (Healthcare - Products)	357	5,073
Concur Technologies, Inc.* (Software)	357	18,428
CONMED Corp.* (Healthcare - Products)	357	7,858
Consolidated Graphics, Inc.* (Commercial Services)	102	4,748
Contango Oil & Gas Co.* (Oil & Gas)	102	5,364
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	561	11,001
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	255	8,415
CoStar Group, Inc.* (Commercial Services)	204	10,131
CRA International, Inc.* (Commercial Services)	255	4,756
Cracker Barrel Old Country Store, Inc. (Retail)	153	8,245
CreXus Investment Corp. (REIT)	459	5,806
Crocs, Inc.* (Apparel)	765	10,656
Cross Country Healthcare, Inc.* (Commercial Services)	408	2,978
Crosstex Energy, Inc. (Oil & Gas)	663	5,377
CryoLife, Inc.* (Biotechnology)	663	4,276

See accompanying notes to the Schedules of Portfolio Investments.

CSG Systems International, Inc.* (Software)	510	9,914
Cubic Corp. (Electronics)	204	8,888
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	765	17,809
Curtiss-Wright Corp. (Aerospace/Defense)	408	12,599
CVR Energy, Inc.* (Oil & Gas)	612	5,826
Cyberonics, Inc.* (Healthcare - Products)	306	8,418
Cymer, Inc.* (Electronics)	408	15,076
Daktronics, Inc. (Electronics)	612	6,683
Dana Holding Corp.* (Auto Parts & Equipment)	1,377	19,485
Danvers Bancorp, Inc. (Savings & Loans)	357	5,366
Darling International, Inc.* (Environmental Control)	1,173	11,742
DCT Industrial Trust, Inc. (REIT)	2,295	11,498
DealerTrack Holdings, Inc.* (Internet)	357	6,897
Deckers Outdoor Corp.* (Apparel)	306	17,779
Delphi Financial Group, Inc. - Class A (Insurance)	459	12,425
Deltic Timber Corp. (Forest Products & Paper)	153	7,142
Deluxe Corp. (Commercial Services)	408	8,340
Denny’s Corp.* (Retail)	1,428	4,612
Dexcom, Inc.* (Healthcare - Products)	612	8,415
DG Fastchannel, Inc.* (Media)	204	4,804
DHT Maritime, Inc. (Transportation)	765	3,290
Diamond Foods, Inc. (Food)	204	9,017
Diamond Management & Technology Consultants, Inc. (Commercial Services)	459	5,724
DiamondRock Hospitality Co. (REIT)	1,326	14,029
Digi International, Inc.* (Software)	408	3,941
Digital River, Inc.* (Internet)	408	15,202
DigitalGlobe, Inc.* (Telecommunications)	255	8,326
Dillards, Inc. - Class A (Retail)	408	10,408
Dime Community Bancshares, Inc. (Savings & Loans)	459	6,697
DineEquity, Inc.* (Retail)	102	4,534
Dionex Corp.* (Electronics)	153	13,652
Dollar Financial Corp.* (Commercial Services)	306	7,656
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	255	11,832
Domino’s Pizza, Inc.* (Retail)	510	7,568
Dress Barn, Inc.* (Retail)	561	12,869
Drill-Quip, Inc.* (Oil & Gas Services)	306	21,145
drugstore.com, Inc.* (Internet)	1,275	2,040
DSW, Inc. - Class A* (Retail)	153	5,090
DTS, Inc.* (Home Furnishings)	153	6,089
Duff & Phelps Corp. - Class A (Diversified Financial Services)	459	6,398
DuPont Fabros Technology, Inc. (REIT)	357	8,961
Durect Corp.* (Pharmaceuticals)	1,071	2,860
Dyax Corp.* (Pharmaceuticals)	1,836	4,425
Dycom Industries, Inc.* (Engineering & Construction)	612	6,548
E.W. Scripps Co.* (Media)	510	4,457
EarthLink, Inc. (Internet)	1,326	11,921
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,938	9,128
Education Realty Trust, Inc. (REIT)	1,071	8,033
Electro Rent Corp. (Commercial Services)	255	3,789
Electro Scientific Industries, Inc.* (Electronics)	408	4,741
Employers Holdings, Inc. (Insurance)	561	9,083
EMS Technologies, Inc.* (Telecommunications)	357	6,369
Emulex Corp.* (Semiconductors)	765	8,721
Encore Capital Group, Inc.* (Diversified Financial Services)	204	4,145
Encore Wire Corp. (Electrical Components & Equipment)	357	7,411
EnerSys* (Electrical Components & Equipment)	408	10,755
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	306	10,753
Entegris, Inc.* (Semiconductors)	1,122	6,710
Entertainment Properties Trust (REIT)	357	16,504
Entropic Communications, Inc.* (Semiconductors)	561	4,690
Enzo Biochem, Inc.* (Biotechnology)	663	2,858
Epoch Holding Corp. (Diversified Financial Services)	204	2,719
Equity Lifestyle Properties, Inc. (REIT)	255	14,515
Equity One, Inc. (REIT)	663	12,398
eResearchTechnology, Inc.* (Internet)	663	5,052
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	255	8,741
Esterline Technologies Corp.* (Aerospace/Defense)	204	12,330
Ethan Allen Interiors, Inc. (Home Furnishings)	204	3,095
Euronet Worldwide, Inc.* (Commercial Services)	510	9,211
Evercore Partners, Inc. - Class A (Diversified Financial Services)	204	6,193
Exelixis, Inc.* (Biotechnology)	1,173	5,232
Extra Space Storage, Inc. (REIT)	663	10,741
EZCORP, Inc. - Class A* (Retail)	459	9,859
F.N.B. Corp. (Banks)	1,428	12,138
Fair Isaac Corp. (Software)	408	9,808
FARO Technologies, Inc.* (Electronics)	255	6,156
FBR Capital Markets Corp.* (Diversified Financial Services)	867	3,069
Federal Signal Corp. (Miscellaneous Manufacturing)	765	4,322
FEI Co.* (Electronics)	459	9,988
FelCor Lodging Trust, Inc.* (REIT)	663	4,077
Ferro Corp.* (Chemicals)	867	11,895
First Cash Financial Services, Inc.* (Retail)	408	11,861
First Commonwealth Financial Corp. (Banks)	1,122	6,530
First Community Bancshares, Inc. (Banks)	204	2,746
First Financial Bancorp (Banks)	612	10,306
See accompanying notes to the Schedules of Portfolio Investments.

First Financial Corp. (Banks)	153	4,472
First Merchants Corp. (Banks)	408	3,395
First Midwest Bancorp, Inc. (Banks)	765	8,193
First Potomac Realty Trust (REIT)	561	9,245
FirstMerit Corp. (Banks)	969	16,647
Flow International Corp.* (Machinery - Diversified)	714	1,885
Flushing Financial Corp. (Savings & Loans)	459	6,036
Force Protection, Inc.* (Auto Manufacturers)	969	5,436
Forestar Group, Inc.* (Real Estate)	459	7,849
FormFactor, Inc.* (Semiconductors)	510	4,962
Forward Air Corp. (Transportation)	357	9,596
FPIC Insurance Group, Inc.* (Insurance)	153	5,419
Franklin Electric Co., Inc. (Hand/Machine Tools)	255	9,208
Franklin Street Properties Corp. (REIT)	714	9,532
Fred’s, Inc. (Retail)	612	7,332
Fuller (H.B.) Co. (Chemicals)	561	11,579
FX Energy, Inc.* (Oil & Gas)	510	2,448
G & K Services, Inc. (Textiles)	357	8,825
G-III Apparel Group, Ltd.* (Apparel)	153	4,039
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	153	6,555
Gaylord Entertainment Co.* (Lodging)	306	10,202
GenCorp, Inc.* (Aerospace/Defense)	765	3,726
General Communication, Inc. - Class A* (Telecommunications)	765	7,994
Genesco, Inc.* (Retail)	204	6,683
Genesee & Wyoming, Inc. - Class A* (Transportation)	255	11,789
Gentiva Health Services, Inc.* (Healthcare - Services)	204	4,749
GeoEye, Inc.* (Telecommunications)	204	9,031
GFI Group, Inc. (Diversified Financial Services)	714	3,420
Gibraltar Industries, Inc.* (Iron/Steel)	357	3,259
Glacier Bancorp, Inc. (Banks)	816	10,608
Gladstone Capital Corp. (Investment Companies)	357	4,095
Glatfelter (Forest Products & Paper)	561	6,979
Glimcher Realty Trust (REIT)	714	5,362
Global Cash Access Holdings, Inc.* (Commercial Services)	816	2,970
Global Industries, Ltd.* (Oil & Gas Services)	1,377	7,973
Golar LNG, Ltd. (Transportation)	561	7,439
GrafTech International, Ltd.* (Electrical Components & Equipment)	969	15,959
Grand Canyon Education, Inc.* (Commercial Services)	255	4,797
Granite Construction, Inc. (Engineering & Construction)	255	6,166
Graphic Packaging Holding Co.* (Packaging & Containers)	1,428	5,226
Great Lakes Dredge & Dock Co. (Commercial Services)	561	3,473
Green Plains Renewable Energy, Inc.* (Energy - Alternate Sources)	255	2,836
Greenlight Capital Re, Ltd. - Class A* (Insurance)	408	11,652
Griffon Corp.* (Miscellaneous Manufacturing)	459	5,412
Group 1 Automotive, Inc.* (Retail)	255	8,991
GSI Commerce, Inc.* (Internet)	459	11,209
GulfMark Offshore, Inc. - Class A* (Transportation)	204	6,040
Gulfport Energy Corp.* (Oil & Gas)	306	5,098
Haemonetics Corp.* (Healthcare - Products)	204	11,149
Halozyme Therapeutics, Inc.* (Biotechnology)	816	5,981
Harmonic, Inc.* (Telecommunications)	1,122	7,832
Harte-Hanks, Inc. (Advertising)	561	6,777
Hatteras Financial Corp. (REIT)	204	5,973
Hawaiian Holdings, Inc.* (Airlines)	612	4,480
Hawk Corp. - Class A* (Metal Fabricate/Hardware)	102	5,083
Haynes International, Inc. (Metal Fabricate/Hardware)	204	7,397
Headwaters, Inc.* (Energy - Alternate Sources)	1,326	4,508
Healthcare Realty Trust, Inc. (REIT)	714	17,236
Healthcare Services Group, Inc. (Commercial Services)	663	15,932
HEALTHSOUTH Corp.* (Healthcare - Services)	714	12,916
HealthSpring, Inc.* (Healthcare - Services)	612	17,864
Healthways, Inc.* (Healthcare - Services)	459	4,810
Heartland Express, Inc. (Transportation)	561	8,365
Heartland Payment Systems, Inc. (Commercial Services)	357	5,098
HeartWare International, Inc.* (Healthcare - Products)	51	3,485
Heckmann Corp.* (Beverages)	1,020	4,172
Hecla Mining Co.* (Mining)	1,785	12,299
Heidrick & Struggles International, Inc. (Commercial Services)	255	5,477
Helen of Troy, Ltd.* (Household Products/Wares)	255	6,541
Hercules Offshore, Inc.* (Oil & Gas Services)	1,428	3,370
Hercules Technology Growth Capital, Inc. (Investment Companies)	714	7,269
Herman Miller, Inc. (Office Furnishings)	459	8,827
Hersha Hospitality Trust (REIT)	1,224	7,466
Hexcel Corp.* (Aerospace/Defense Equipment)	816	14,500
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	153	3,309
Hibbett Sports, Inc.* (Retail)	510	13,744
Highwoods Properties, Inc. (REIT)	510	16,896
Hittite Microwave Corp.* (Semiconductors)	153	7,906
HMS Holdings Corp.* (Commercial Services)	153	9,197
HNI Corp. (Office Furnishings)	408	10,061
Home Bancshares, Inc. (Banks)	306	6,294

See accompanying notes to the Schedules of Portfolio Investments.

Home Federal Bancorp, Inc. (Savings & Loans)	255	3,070
Home Properties, Inc. (REIT)	408	22,216
Horizon Lines, Inc. - Class A (Transportation)	714	3,077
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	255	5,671
Horsehead Holding Corp.* (Mining)	765	8,361
Hot Topic, Inc. (Retail)	561	3,215
HSN, Inc.* (Retail)	408	12,216
Hub Group, Inc. - Class A* (Transportation)	357	11,592
Huron Consulting Group, Inc.* (Commercial Services)	306	6,092
IBERIABANK Corp. (Banks)	204	10,618
Iconix Brand Group, Inc.* (Apparel)	663	11,602
ICU Medical, Inc.* (Healthcare - Products)	255	9,308
IDACORP, Inc. (Electric)	459	16,891
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	510	2,208
II-VI, Inc.* (Electronics)	306	12,038
Imation Corp.* (Computers)	612	5,961
Immersion Corp.* (Computers)	408	2,509
Immucor, Inc.* (Healthcare - Products)	561	9,761
ImmunoGen, Inc.* (Biotechnology)	765	6,288
Impax Laboratories, Inc.* (Pharmaceuticals)	561	10,569
Incyte, Corp.* (Biotechnology)	867	14,444
Independent Bank Corp./MA (Banks)	306	7,188
Infinera Corp.* (Telecommunications)	918	7,518
Inland Real Estate Corp. (REIT)	1,224	10,637
Innophos Holdings, Inc. (Chemicals)	255	9,364
Insight Enterprises, Inc.* (Retail)	714	10,796
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	357	7,711
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	663	4,641
Insteel Industries, Inc. (Miscellaneous Manufacturing)	357	3,067
Insulet Corp.* (Healthcare - Products)	510	8,135
Integral Systems, Inc.* (Computers)	408	3,468
Interactive Intelligence, Inc.* (Software)	306	7,561
InterDigital, Inc.* (Telecommunications)	459	15,409
Interface, Inc. - Class A (Office Furnishings)	459	6,605
Intermec, Inc.* (Machinery - Diversified)	561	6,536
InterMune, Inc.* (Biotechnology)	357	4,691
Internap Network Services Corp.* (Internet)	918	4,590
International Bancshares Corp. (Banks)	561	9,610
International Coal Group, Inc.* (Coal)	1,836	10,318
Internet Brands, Inc. - Class A* (Internet)	408	5,402
Internet Capital Group, Inc.* (Internet)	561	7,007
Intevac, Inc.* (Machinery - Diversified)	357	3,606
Invacare Corp. (Healthcare - Products)	357	9,639
Invesco Mortgage Capital, Inc. (REIT)	408	8,809
Investors Real Estate Trust (REIT)	1,428	12,566
ION Geophysical Corp.* (Oil & Gas Services)	1,326	6,484
IPC The Hospitalist Co.* (Healthcare - Services)	153	4,901
IPG Photonics Corp.* (Telecommunications)	306	6,885
iRobot Corp.* (Machinery - Diversified)	204	4,260
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	255	2,853
Isilon Systems, Inc.* (Computers)	306	8,712
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	918	8,391
Ixia* (Telecommunications)	510	7,982
J & J Snack Foods Corp. (Food)	153	6,559
j2 Global Communications, Inc.* (Internet)	510	13,438
Jack Henry & Associates, Inc. (Computers)	561	15,237
Jack in the Box, Inc.* (Retail)	459	10,630
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	663	12,498
James River Coal Co.* (Coal)	408	7,062
JDA Software Group, Inc.* (Software)	408	10,322
JetBlue Airways Corp.* (Airlines)	1,989	13,883
Jo-Ann Stores, Inc.* (Retail)	255	11,029
John Bean Technologies Corp. (Miscellaneous Manufacturing)	561	9,593
Jos. A. Bank Clothiers, Inc.* (Retail)	204	8,894
Journal Communications, Inc. - Class A* (Media)	765	3,527
K-Swiss, Inc. - Class A* (Apparel)	255	3,101
Kadant, Inc.* (Machinery - Diversified)	204	4,011
Kaiser Aluminum Corp. (Mining)	306	13,767
Kaman Corp. (Aerospace/Defense)	204	5,498
Kaydon Corp. (Metal Fabricate/Hardware)	306	10,670
KBW, Inc. (Diversified Financial Services)	357	9,032
Kelly Services, Inc. - Class A* (Commercial Services)	306	4,544
Kenexa Corp.* (Commercial Services)	306	5,597
Key Energy Services, Inc.* (Oil & Gas Services)	1,173	11,554
Kilroy Realty Corp. (REIT)	510	17,427
Kindred Healthcare, Inc.* (Healthcare - Services)	408	5,598
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	816	10,632
Knight Transportation, Inc. (Transportation)	510	9,114
Knightsbridge Tankers, Ltd. (Transportation)	306	6,649
Knoll, Inc. (Office Furnishings)	561	8,510
Knology, Inc.* (Telecommunications)	510	7,421
Kopin Corp.* (Semiconductors)	1,275	4,858

See accompanying notes to the Schedules of Portfolio Investments.

Koppers Holdings, Inc. (Miscellaneous Manufacturing)	204	5,688
Korn/Ferry International* (Commercial Services)	408	7,193
Krispy Kreme Doughnuts, Inc.* (Retail)	816	4,570
Kulicke & Soffa Industries, Inc.* (Semiconductors)	714	4,441
KVH Industries, Inc.* (Telecommunications)	255	3,580
L-1 Identity Solutions, Inc.* (Electronics)	816	9,621
La-Z-Boy, Inc.* (Home Furnishings)	459	3,566
LaBranche & Co., Inc.* (Diversified Financial Services)	663	2,155
Laclede Group, Inc. (Gas)	357	12,534
Ladish Co., Inc.* (Metal Fabricate/Hardware)	204	6,526
Lakeland Financial Corp. (Banks)	204	3,874
Lance, Inc. (Food)	306	6,958
Landauer, Inc. (Commercial Services)	153	9,347
LaSalle Hotel Properties (REIT)	510	12,082
Lattice Semiconductor Corp.* (Semiconductors)	969	4,709
Lawson Software, Inc.* (Software)	1,275	11,347
Layne Christensen Co.* (Engineering & Construction)	153	4,275
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,601	4,604
Lexington Realty Trust (REIT)	1,224	9,523
LHC Group, Inc.* (Healthcare - Services)	204	5,488
Life Time Fitness, Inc.* (Leisure Time)	306	11,056
Limelight Networks, Inc.* (Internet)	969	6,570
Lin TV Corp. - Class A* (Media)	612	2,546
Lionbridge Technologies, Inc.* (Internet)	510	2,550
Liquidity Services, Inc.* (Internet)	408	6,528
Littelfuse, Inc.* (Electrical Components & Equipment)	204	8,656
Live Nation, Inc.* (Commercial Services)	1,173	11,132
LivePerson, Inc.* (Computers)	612	5,667
Liz Claiborne, Inc.* (Apparel)	1,224	7,491
LogMeIn, Inc.* (Telecommunications)	102	4,052
Loral Space & Communications, Inc.* (Telecommunications)	153	8,511
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,173	9,079
LSB Industries, Inc.* (Miscellaneous Manufacturing)	306	6,839
LTC Properties, Inc. (REIT)	408	11,363
Lufkin Industries, Inc. (Oil & Gas Services)	255	12,457
Lumber Liquidators Holdings, Inc.* (Retail)	204	4,912
Luminex Corp.* (Healthcare - Products)	459	8,267
M/I Schottenstein Homes, Inc.* (Home Builders)	357	3,777
Magellan Health Services, Inc.* (Healthcare - Services)	306	14,688
Maidenform Brands, Inc.* (Apparel)	357	9,553
Manhattan Associates, Inc.* (Computers)	255	7,849
ManTech International Corp. - Class A* (Software)	153	5,999
Marcus Corp. (Lodging)	408	5,231
Martek Biosciences Corp.* (Biotechnology)	306	6,717
Masimo Corp. (Healthcare - Products)	459	13,848
MasTec, Inc.* (Telecommunications)	765	9,333
MB Financial, Inc. (Banks)	561	8,353
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	408	3,643
MCG Capital Corp. (Investment Companies)	1,377	8,716
McGrath Rentcorp (Commercial Services)	306	7,745
McMoRan Exploration Co.* (Oil & Gas)	765	12,883
Measurement Specialties, Inc.* (Electronics)	204	4,557
MedAssets, Inc.* (Software)	357	6,619
Mediacom Communications Corp. - Class A* (Media)	459	3,167
Medical Action Industries, Inc.* (Healthcare - Products)	459	4,553
Medical Properties Trust, Inc. (REIT)	1,173	13,126
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	663	19,724
Mentor Graphics Corp.* (Computers)	1,122	12,118
Mercury Computer Systems, Inc.* (Computers)	357	5,655
Merge Healthcare, Inc.* (Healthcare - Products)	1,071	3,577
Meridian Bioscience, Inc. (Healthcare - Products)	408	9,339
Merit Medical Systems, Inc.* (Healthcare - Products)	408	6,450
Meritage Homes Corp.* (Home Builders)	357	6,537
Metabolix, Inc.* (Miscellaneous Manufacturing)	204	2,848
Metalico, Inc.* (Environmental Control)	867	3,763
Methode Electronics, Inc. (Electronics)	306	2,843
MF Global Holdings, Ltd.* (Diversified Financial Services)	867	6,789
MFA Financial, Inc. (REIT)	2,040	16,136
MGIC Investment Corp.* (Insurance)	1,632	14,394
Michael Baker Corp.* (Engineering & Construction)	153	5,000
Micrel, Inc. (Semiconductors)	663	7,896
Microsemi Corp.* (Semiconductors)	969	19,380
MicroStrategy, Inc. - Class A* (Software)	102	9,244
Mid-America Apartment Communities, Inc. (REIT)	204	12,450
Middlesex Water Co. (Water)	459	8,198
Mine Safety Appliances Co. (Environmental Control)	408	11,489
Minerals Technologies, Inc. (Chemicals)	153	8,977

See accompanying notes to the Schedules of Portfolio Investments.

MKS Instruments, Inc.* (Semiconductors)	408	8,425
Mobile Mini, Inc.* (Storage/Warehousing)	357	6,223
Modine Manufacturing Co.* (Auto Parts & Equipment)	459	6,206
Molina Healthcare, Inc.* (Healthcare - Services)	153	3,966
Momenta Pharmaceuticals, Inc.* (Biotechnology)	459	7,670
Monarch Casino & Resort, Inc.* (Lodging)	204	2,356
Monolithic Power Systems, Inc.* (Semiconductors)	357	5,737
Monro Muffler Brake, Inc. (Commercial Services)	204	9,739
Montpelier Re Holdings, Ltd. (Insurance)	1,326	24,292
Moog, Inc. - Class A* (Aerospace/Defense)	408	15,341
Move, Inc.* (Internet)	1,785	4,213
MTS Systems Corp. (Computers)	357	11,699
Mueller Industries, Inc. (Metal Fabricate/Hardware)	459	13,495
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,224	3,696
Multi-Color Corp. (Commercial Services)	306	4,881
Multimedia Games, Inc.* (Leisure Time)	510	1,999
MVC Capital, Inc. (Investment Companies)	459	6,128
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	102	5,834
Myers Industries, Inc. (Miscellaneous Manufacturing)	765	6,755
MYR Group, Inc.* (Engineering & Construction)	255	3,975
Nabi Biopharmaceuticals* (Pharmaceuticals)	1,275	6,260
NACCO Industries, Inc. - Class A (Machinery - Diversified)	51	5,062
Nara Bancorp, Inc.* (Banks)	408	3,199
Nash Finch Co. (Food)	255	10,685
National Beverage Corp. (Beverages)	255	3,647
National CineMedia, Inc. (Entertainment)	357	6,612
National Financial Partners* (Diversified Financial Services)	459	6,334
National Health Investors, Inc. (REIT)	255	11,806
National Penn Bancshares, Inc. (Banks)	1,428	9,268
Natus Medical, Inc.* (Healthcare - Products)	459	6,013
Navigant Consulting Co.* (Commercial Services)	612	5,600
NBT Bancorp, Inc. (Banks)	408	8,996
NCI Building Systems, Inc.* (Building Materials)	306	3,032
Nektar Therapeutics* (Biotechnology)	867	12,632
Neogen Corp.* (Pharmaceuticals)	408	13,635
Netezza Corp.* (Computers)	510	13,750
NETGEAR, Inc.* (Telecommunications)	357	10,999
Netlogic Microsystems, Inc.* (Semiconductors)	510	15,331
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	459	3,736
Neutral Tandem, Inc.* (Telecommunications)	408	5,965
New Jersey Resources Corp. (Gas)	459	18,585
NewAlliance Bancshares, Inc. (Savings & Loans)	969	12,490
NewMarket Corp. (Chemicals)	102	12,089
Newpark Resources, Inc.* (Oil & Gas Services)	816	4,798
Newport Corp.* (Electronics)	459	6,669
NGP Capital Resources Co. (Investment Companies)	306	3,066
Nicor, Inc. (Gas)	459	21,862
Nolan Co.* (Media)	306	3,274
Nordson Corp. (Machinery - Diversified)	255	19,895
Northern Oil & Gas, Inc.* (Oil & Gas)	510	10,037
Northwest Bancshares, Inc. (Savings & Loans)	1,122	12,723
Northwest Natural Gas Co. (Gas)	459	22,624
NorthWestern Corp. (Electric)	561	16,701
Novatel Wireless, Inc.* (Telecommunications)	765	8,017
NPS Pharmaceuticals, Inc.* (Biotechnology)	714	4,448
NTELOS Holdings Corp. (Telecommunications)	357	6,487
Nu Skin Enterprises, Inc. (Retail)	408	12,485
Nutraceutical International Corp.* (Pharmaceuticals)	204	3,315
NuVasive, Inc.* (Healthcare - Products)	255	6,681
NxStage Medical, Inc.* (Healthcare - Products)	306	6,169
Obagi Medical Products, Inc.* (Pharmaceuticals)	357	4,073
Ocwen Financial Corp.* (Diversified Financial Services)	714	6,162
OfficeMax, Inc.* (Retail)	714	12,638
Old Dominion Freight Line, Inc.* (Transportation)	357	10,014
Old National Bancorp (Banks)	1,173	11,097
Olin Corp. (Chemicals)	765	15,292
Olympic Steel, Inc. (Iron/Steel)	204	4,574
OM Group, Inc.* (Chemicals)	357	11,877
OmniVision Technologies, Inc.* (Semiconductors)	459	12,453
Omnova Solutions, Inc.* (Chemicals)	714	5,698
On Assignment, Inc.* (Commercial Services)	459	2,593
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	612	16,420
Openwave Systems, Inc.* (Internet)	1,530	3,152
OPNET Technologies, Inc. (Software)	306	6,031
Oppenheimer Holdings, Inc. - Class A (Diversified Financial Services)	204	5,192

See accompanying notes to the Schedules of Portfolio Investments.

OraSure Technologies, Inc.* (Healthcare - Products)	714	2,906
Orbital Sciences Corp.* (Aerospace/Defense)	765	12,424
Orient-Express Hotels, Ltd. - Class A* (Lodging)	816	10,331
Oriental Financial Group, Inc. (Banks)	408	5,398
Orion Marine Group, Inc.* (Engineering & Construction)	408	5,104
Oritani Financial Corp. (Savings & Loans)	765	8,117
OSI Systems, Inc.* (Electronics)	153	5,508
Otter Tail Corp. (Electric)	510	10,465
Owens & Minor, Inc. (Distribution/Wholesale)	510	14,525
Oxford Industries, Inc. (Apparel)	153	3,524
P.F. Chang’s China Bistro, Inc. (Retail)	204	9,368
Pacer International, Inc.* (Transportation)	408	2,273
Pacific Sunwear of California, Inc.* (Retail)	816	4,863
PacWest Bancorp (Banks)	510	8,889
PAETEC Holding Corp.* (Telecommunications)	1,377	5,811
Pain Therapeutics, Inc.* (Pharmaceuticals)	408	3,133
Palomar Medical Technologies, Inc.* (Healthcare - Products)	357	3,777
Panhandle Oil & Gas, Inc. - Class A (Oil & Gas)	102	2,519
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	357	11,606
Parametric Technology Corp.* (Software)	969	20,804
PAREXEL International Corp.* (Commercial Services)	561	12,061
Parker Drilling Co.* (Oil & Gas)	1,581	6,688
Parkway Properties, Inc. (REIT)	408	6,348
Patriot Coal Corp.* (Coal)	714	9,632
PDL BioPharma, Inc. (Biotechnology)	1,632	8,535
Pebblebrook Hotel Trust* (REIT)	255	4,995
Pegasystems, Inc. (Software)	153	4,139
Penn Virginia Corp. (Oil & Gas)	561	8,314
Perficient, Inc.* (Internet)	459	4,847
Pericom Semiconductor Corp.* (Semiconductors)	510	4,804
Petroleum Development* (Oil & Gas)	255	7,959
PetroQuest Energy, Inc.* (Oil & Gas)	816	4,553
Pharmasset, Inc.* (Pharmaceuticals)	255	9,563
PharMerica Corp.* (Pharmaceuticals)	561	5,632
PHH Corp.* (Commercial Services)	510	9,828
PHI, Inc.* (Transportation)	255	4,455
Photronics, Inc.* (Semiconductors)	1,071	6,726
PICO Holdings, Inc.* (Water)	306	9,406
Piedmont Natural Gas Co., Inc. (Gas)	816	24,064
Pier 1 Imports, Inc.* (Retail)	918	7,968
Pinnacle Entertainment, Inc.* (Entertainment)	561	7,181
Pinnacle Financial Partners, Inc.* (Banks)	459	5,237
Pioneer Drilling Co.* (Oil & Gas)	510	3,142
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	153	4,738
Plantronics, Inc. (Telecommunications)	459	16,469
Platinum Underwriters Holdings, Ltd. (Insurance)	357	15,369
Playboy Enterprises, Inc. - Class B* (Media)	612	2,968
Plexus Corp.* (Electronics)	357	10,835
PMFG, Inc.* (Miscellaneous Manufacturing)	102	1,596
PMI Group, Inc.* (Insurance)	1,224	4,100
PNM Resources, Inc. (Electric)	1,071	12,627
Polaris Industries, Inc. (Leisure Time)	255	18,128
PolyOne Corp.* (Chemicals)	663	8,566
Polypore International, Inc.* (Miscellaneous Manufacturing)	204	6,787
Pool Corp. (Distribution/Wholesale)	306	6,163
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	102	6,839
Post Properties, Inc. (REIT)	510	15,524
Potlatch Corp. (Forest Products & Paper)	357	12,156
Power Integrations, Inc. (Semiconductors)	255	8,711
Power-One, Inc.* (Electrical Components & Equipment)	255	2,655
PowerSecure International, Inc.* (Electrical Components & Equipment)	357	3,359
Premiere Global Services, Inc.* (Telecommunications)	969	6,618
PriceSmart, Inc. (Retail)	306	8,975
PrivateBancorp, Inc. (Banks)	459	5,412
ProAssurance Corp.* (Insurance)	357	20,524
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	663	3,116
Prospect Capital Corp. (Investment Companies)	612	6,053
Prosperity Bancshares, Inc. (Banks)	408	12,685
Provident Financial Services, Inc. (Savings & Loans)	816	10,314
Provident New York Bancorp (Savings & Loans)	459	4,071
PS Business Parks, Inc. (REIT)	204	12,089
PSS World Medical, Inc.* (Healthcare - Products)	510	12,051
Psychiatric Solutions, Inc.* (Healthcare - Services)	408	13,750
Quaker Chemical Corp. (Chemicals)	153	5,572
Quanex Building Products Corp. (Building Materials)	306	5,514
Quantum Corp.* (Computers)	3,366	11,377
Quest Software, Inc.* (Software)	561	14,681
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	459	5,632
Quidel Corp.* (Healthcare - Products)	408	4,716
Quiksilver, Inc.* (Apparel)	1,122	4,679
Rackspace Hosting, Inc.* (Internet)	765	19,094
Radian Group, Inc. (Insurance)	1,071	8,129
Radiant Systems, Inc.* (Computers)	408	7,960
Ramco-Gershenson Properties Trust (REIT)	510	5,906

See accompanying notes to the Schedules of Portfolio Investments.

Raven Industries, Inc. (Miscellaneous Manufacturing)	153	6,291
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	255	8,497
RealNetworks, Inc.* (Internet)	1,020	3,060
Red Robin Gourmet Burgers, Inc.* (Retail)	204	4,141
Redwood Trust, Inc. (REIT)	816	11,571
Regis Corp. (Retail)	663	13,558
RehabCare Group, Inc.* (Healthcare - Services)	255	5,669
Rent-A-Center, Inc. (Commercial Services)	459	11,539
Res-Care, Inc.* (Healthcare - Services)	357	4,723
Resources Connection, Inc. (Commercial Services)	510	8,257
Retail Ventures, Inc.* (Retail)	510	6,931
REX American Resources Corp.* (Energy - Alternate Sources)	153	2,538
Rex Energy Corp.* (Oil & Gas)	408	5,027
RF Micro Devices, Inc.* (Telecommunications)	2,346	17,102
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	714	5,933
RightNow Technologies, Inc.* (Software)	255	6,661
Riverbed Technology, Inc.* (Computers)	510	29,345
RLI Corp. (Insurance)	357	20,499
Rock-Tenn Co. - Class A (Forest Products & Paper)	255	14,497
Rockwood Holdings, Inc.* (Chemicals)	408	13,839
Rofin-Sinar Technologies, Inc.* (Electronics)	255	7,122
Rogers Corp.* (Electronics)	255	9,078
Rosetta Resources, Inc.* (Oil & Gas)	510	12,194
RPC, Inc. (Oil & Gas Services)	459	10,103
RSC Holdings, Inc.* (Commercial Services)	918	7,417
RTI Biologics, Inc.* (Healthcare - Products)	1,020	2,519
RTI International Metals, Inc.* (Mining)	306	9,517
Ruby Tuesday, Inc.* (Retail)	510	6,171
Ruddick Corp. (Food)	357	12,459
Rue21, Inc.* (Retail)	153	4,073
Rush Enterprises, Inc.* (Retail)	408	6,483
S1 Corp.* (Internet)	1,479	8,608
Safety Insurance Group, Inc. (Insurance)	255	11,847
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	459	17,364
Sally Beauty Holdings, Inc.* (Retail)	918	11,172
Sanderson Farms, Inc. (Food)	204	8,564
Sandy Spring Bancorp, Inc. (Banks)	306	5,324
Santarus, Inc.* (Pharmaceuticals)	1,122	3,512
Sapient Corp. (Internet)	765	10,067
Saul Centers, Inc. (REIT)	153	6,530
Savient Pharmaceuticals, Inc.* (Biotechnology)	765	9,494
SAVVIS, Inc.* (Telecommunications)	357	8,564
SCBT Financial Corp. (Banks)	153	4,671
Scholastic Corp. (Media)	408	12,016
Schulman (A.), Inc. (Chemicals)	408	8,854
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	153	9,820
SeaChange International, Inc.* (Software)	510	4,100
Sealy Corp.* (Home Furnishings)	1,326	3,487
Seattle Genetics, Inc.* (Biotechnology)	816	13,374
Semtech Corp.* (Semiconductors)	714	15,287
Seneca Foods Corp. - Class A* (Food)	153	3,534
Sensient Technologies Corp. (Chemicals)	459	14,830
Shenandoah Telecommunications Co. (Telecommunications)	153	2,792
ShoreTel, Inc.* (Telecommunications)	510	3,193
Shuffle Master, Inc.* (Entertainment)	765	7,199
Shutterfly, Inc.* (Internet)	357	10,746
Signature Bank* (Banks)	408	17,234
Silgan Holdings, Inc. (Packaging & Containers)	255	8,606
Silicon Graphics International Corp.* (Computers)	408	3,089
Silicon Image, Inc.* (Semiconductors)	867	5,332
Simpson Manufacturing Co., Inc. (Building Materials)	357	9,489
Sinclair Broadcast Group, Inc. - Class A* (Media)	459	3,667
Sirona Dental Systems, Inc.* (Healthcare - Products)	306	11,521
SJW Corp. (Water)	102	2,468
Skechers U.S.A., Inc. - Class A* (Apparel)	306	5,949
Skyline Corp. (Home Builders)	153	2,728
SkyWest, Inc. (Airlines)	510	7,732
Smart Balance, Inc.* (Food)	765	2,723
Smith Corp. (Miscellaneous Manufacturing)	204	11,430
Smith Micro Software, Inc.* (Software)	408	4,961
Solarwinds, Inc.* (Software)	306	5,554
Solutia, Inc.* (Chemicals)	1,020	18,472
Sonic Automotive, Inc.* (Retail)	663	7,240
Sonic Corp.* (Retail)	714	6,340
Sonus Networks, Inc.* (Telecommunications)	1,581	4,917
Sotheby’s (Commercial Services)	561	24,594
Sourcefire, Inc.* (Internet)	255	6,015
South Jersey Industries, Inc. (Gas)	255	12,842
Southside Bancshares, Inc. (Banks)	204	3,837
Sovran Self Storage, Inc. (REIT)	306	11,955
Spartan Stores, Inc. (Food)	357	5,337
SRA International, Inc. - Class A* (Computers)	510	10,205
Stage Stores, Inc. (Retail)	663	8,838
Standard Microsystems Corp.* (Semiconductors)	306	7,387
Standard Pacific Corp.* (Home Builders)	1,020	3,703
Standex International Corp. (Miscellaneous Manufacturing)	153	4,120
Starwood Property Trust, Inc. (REIT)	408	8,246

See accompanying notes to the Schedules of Portfolio Investments.

Steelcase, Inc. - Class A (Office Furnishings)	663	5,576
Steiner Leisure, Ltd.* (Commercial Services)	204	7,909
StellarOne Corp. (Banks)	306	3,911
Stepan Co. (Chemicals)	51	3,439
STERIS Corp. (Healthcare - Products)	510	17,452
Sterling Bancshares, Inc. (Banks)	918	4,948
Steven Madden, Ltd.* (Apparel)	204	8,629
Stewart Enterprises, Inc. - Class A (Commercial Services)	1,326	7,373
Stewart Information Services Corp. (Insurance)	357	3,863
Stifel Financial Corp.* (Diversified Financial Services)	204	9,668
Stillwater Mining Co.* (Mining)	408	7,262
Stone Energy Corp.* (Oil & Gas)	561	8,768
STR Holdings, Inc.* (Miscellaneous Manufacturing)	255	6,337
Strategic Hotels & Resorts, Inc.* (REIT)	1,173	5,337
SuccessFactors, Inc.* (Commercial Services)	510	13,831
Sunstone Hotel Investors, Inc.* (REIT)	1,122	12,174
Super Micro Computer, Inc.* (Computers)	204	2,268
SuperGen, Inc.* (Biotechnology)	1,071	2,977
Support.com, Inc.* (Internet)	867	4,916
Susquehanna Bancshares, Inc. (Banks)	1,122	8,864
SVB Financial Group* (Banks)	255	11,052
Swift Energy Co.* (Oil & Gas)	357	11,370
Sykes Enterprises, Inc.* (Computers)	510	8,471
Syniverse Holdings, Inc.* (Telecommunications)	408	12,440
SYNNEX Corp.* (Software)	357	10,367
Synovis Life Technologies, Inc.* (Healthcare - Products)	204	3,060
Syntel, Inc. (Computers)	204	9,967
Take-Two Interactive Software, Inc.* (Software)	714	7,611
TAL International Group, Inc. (Trucking & Leasing)	204	5,716
Taleo Corp. - Class A* (Software)	357	10,242
Tanger Factory Outlet Centers, Inc. (REIT)	204	9,776
Taser International, Inc.* (Electronics)	663	2,625
Tecumseh Products Co. - Class A* (Machinery - Diversified)	204	2,642
Tekelec* (Telecommunications)	408	5,312
TeleCommunication Systems, Inc. - Class A* (Internet)	765	4,139
Teledyne Technologies, Inc.* (Aerospace/Defense)	306	12,720
TeleTech Holdings, Inc.* (Commercial Services)	510	7,742
Tennant Co. (Machinery - Diversified)	153	5,133
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	510	16,636
Terremark Worldwide, Inc.* (Internet)	714	7,133
Tessera Technologies, Inc.* (Semiconductors)	459	9,056
Tetra Tech, Inc.* (Environmental Control)	510	10,741
TETRA Technologies, Inc.* (Oil & Gas Services)	816	7,964
Texas Capital Bancshares, Inc.* (Banks)	561	10,182
Texas Roadhouse, Inc. - Class A* (Retail)	510	7,834
The Andersons, Inc. (Agriculture)	204	8,031
The Bancorp, Inc.* (Banks)	357	2,674
The Cato Corp. - Class A (Retail)	357	9,443
The Children’s Place Retail Stores, Inc.* (Retail)	204	8,988
The Corporate Executive Board Co. (Commercial Services)	306	9,559
The Ensign Group, Inc. (Healthcare - Services)	357	6,701
The Finish Line, Inc. - Class A (Retail)	357	5,462
The Geo Group, Inc.* (Commercial Services)	357	9,157
The Gorman-Rupp Co. (Machinery - Diversified)	204	6,083
The Greenbrier Cos., Inc.* (Trucking & Leasing)	255	4,641
The Gymboree Corp.* (Apparel)	255	16,590
The Hain Celestial Group, Inc.* (Food)	459	11,351
The Jones Group, Inc. (Apparel)	561	8,112
The Knot, Inc.* (Internet)	663	5,994
The Medicines Co.* (Pharmaceuticals)	612	7,815
The Men’s Wearhouse, Inc. (Retail)	510	12,464
The Middleby Corp.* (Machinery - Diversified)	102	7,615
The Navigators Group, Inc.* (Insurance)	153	7,033
The Pantry, Inc.* (Retail)	357	6,944
The Pep Boys - Manny, Moe & Jack (Retail)	561	6,558
The Phoenix Cos., Inc.* (Insurance)	1,428	2,999
The Princeton Review, Inc.* (Commercial Services)	1,071	1,703
The Ryland Group, Inc. (Home Builders)	459	6,876
The Talbots, Inc.* (Retail)	612	5,985
The Timberland Co. - Class A* (Apparel)	357	7,490
The Ultimate Software Group, Inc.* (Software)	357	14,773
The Warnaco Group, Inc.* (Apparel)	357	18,960
The Wet Seal, Inc. - Class A* (Retail)	1,581	5,534
Theravance, Inc.* (Pharmaceuticals)	561	11,433
THQ, Inc.* (Software)	867	3,468
Tibco Software, Inc.* (Internet)	1,479	28,426
TiVo, Inc.* (Home Furnishings)	867	9,658
TNS, Inc.* (Commercial Services)	306	5,857
TomoTherapy, Inc.* (Healthcare - Products)	918	3,507
Tompkins Financial Corp. (Banks)	102	3,937

See accompanying notes to the Schedules of Portfolio Investments.

Transcend Services, Inc.* (Commercial Services)	306	5,331
TreeHouse Foods, Inc.* (Food)	306	14,290
TriMas Corp.* (Miscellaneous Manufacturing)	255	4,037
Triple-S Management Corp. - Class B* (Healthcare - Services)	357	6,023
TriQuint Semiconductor, Inc.* (Semiconductors)	1,173	12,082
Triumph Group, Inc. (Aerospace/Defense)	102	8,526
True Religion Apparel, Inc.* (Apparel)	255	5,215
TrueBlue, Inc.* (Commercial Services)	510	7,166
TrustCo Bank Corp. NY (Banks)	1,224	6,597
Trustmark Corp. (Banks)	561	12,392
TTM Technologies, Inc.* (Electronics)	816	8,552
Tutor Perini Corp.* (Engineering & Construction)	357	8,286
Tyler Technologies, Inc.* (Computers)	459	9,368
U-Store-It Trust (REIT)	1,122	9,660
U.S. Physical Therapy, Inc.* (Healthcare - Services)	306	5,744
UIL Holdings Corp. (Electric)	408	11,816
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	255	7,826
Ultratech Stepper, Inc.* (Semiconductors)	255	4,669
UMB Financial Corp. (Banks)	459	17,011
Umpqua Holdings Corp. (Banks)	1,071	11,781
Union First Market Bankshares Corp. (Banks)	357	4,591
Unisource Energy Corp. (Electric)	357	12,520
Unisys Corp.* (Computers)	408	9,404
United Community Banks, Inc.* (Banks)	1,071	2,099
United Fire & Casualty Co. (Insurance)	255	5,108
United Natural Foods, Inc.* (Food)	357	12,766
United Online, Inc. (Internet)	1,275	7,880
United Rentals, Inc.* (Commercial Services)	561	10,541
Unitil Corp. (Electric)	255	5,539
Universal American Financial Corp. (Insurance)	459	7,381
Universal Corp. (Agriculture)	204	8,454
Universal Electronics, Inc.* (Home Furnishings)	255	5,370
Universal Forest Products, Inc. (Building Materials)	204	6,149
Universal Health Realty Income Trust (REIT)	255	9,473
Universal Technical Institute, Inc. (Commercial Services)	255	4,934
Univest Corp. of Pennsylvania (Banks)	153	2,886
Urstadt Biddle Properties - Class A (REIT)	357	6,858
US Airways Group, Inc.* (Airlines)	1,377	16,235
US Ecology, Inc. (Environmental Control)	357	5,791
US Gold Corp.* (Mining)	1,071	5,601
USA Mobility, Inc. (Telecommunications)	408	6,867
USA Truck, Inc.* (Transportation)	153	2,099
USEC, Inc.* (Mining)	1,071	5,751
VAALCO Energy, Inc.* (Oil & Gas)	765	4,498
Vail Resorts, Inc.* (Entertainment)	306	12,411
Valassis Communications, Inc.* (Commercial Services)	357	11,781
ValueClick, Inc.* (Internet)	816	11,228
Veeco Instruments, Inc.* (Semiconductors)	357	14,940
Venoco, Inc.* (Oil & Gas)	408	6,316
VeriFone Systems, Inc.* (Software)	714	24,155
Viad Corp. (Commercial Services)	357	7,126
ViaSat, Inc.* (Telecommunications)	204	8,399
Vicor Corp. (Electrical Components & Equipment)	357	6,358
ViroPharma, Inc.* (Pharmaceuticals)	816	13,350
Vital Images, Inc.* (Software)	204	2,713
Vitamin Shoppe, Inc.* (Retail)	153	4,255
Vocus, Inc.* (Internet)	306	6,778
Volcano Corp.* (Healthcare - Products)	459	11,209
Volcom, Inc.* (Apparel)	306	5,254
Volterra Semiconductor Corp.* (Semiconductors)	255	5,210
W&T Offshore, Inc. (Oil & Gas)	561	6,104
W.R. Grace & Co.* (Chemicals)	510	16,351
Warren Resources, Inc.* (Oil & Gas)	1,326	5,543
Washington Trust Bancorp, Inc. (Banks)	153	3,074
Watsco, Inc. (Distribution/Wholesale)	204	11,418
WD-40 Co. (Household Products/Wares)	255	9,407
Websense, Inc.* (Internet)	459	9,235
Webster Financial Corp. (Banks)	612	10,477
WellCare Health Plans, Inc.* (Healthcare - Services)	357	9,917
Werner Enterprises, Inc. (Transportation)	408	8,699
WesBanco, Inc. (Banks)	306	5,083
West Pharmaceutical Services, Inc. (Healthcare - Products)	408	14,562
Western Alliance Bancorp* (Banks)	612	3,696
Westlake Chemical Corp. (Chemicals)	204	6,520
Willbros Group, Inc.* (Oil & Gas Services)	612	5,422
Winn-Dixie Stores, Inc.* (Food)	561	3,759
Winnebago Industries, Inc.* (Home Builders)	357	3,570
Winthrop Realty Trust (REIT)	306	4,162
Wintrust Financial Corp. (Banks)	255	7,635
Wolverine World Wide, Inc. (Apparel)	408	11,881
Woodward Governor Co. (Electronics)	561	17,582
World Fuel Services Corp. (Retail)	510	14,397
Worthington Industries, Inc. (Metal Fabricate/Hardware)	612	9,425
Wright Express Corp.* (Commercial Services)	306	11,539

See accompanying notes to the Schedules of Portfolio Investments.

Wright Medical Group, Inc.* (Healthcare - Products)	357	4,762
Young Innovations, Inc. (Healthcare - Products)	102	2,833
Zep, Inc. (Chemicals)	255	4,626
Zoran Corp.* (Semiconductors)	663	4,694
Zumiez, Inc.* (Retail)	255	6,686
Zygo Corp.* (Electronics)	255	2,729

TOTAL COMMON STOCKS
(Cost $6,153,692)		8,087,240

	Principal
	Amount	Value

Repurchase Agreements (77.7%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,801,020 (Collateralized by $1,685,500 U.S. Treasury Notes, 3.50%, 5/15/20, total value $1,837,195)	$1,801,000	$1,801,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $6,695,078 (Collateralized by $6,801,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $6,831,295)	6,695,000	6,695,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $11,414,143 (Collateralized by $11,309,900 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $11,643,576)	11,414,000	11,414,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,544,019 (Collateralized by $1,533,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,577,074)	1,544,000	1,544,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,288,014 (Collateralized by $1,286,100 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,313,901)	1,288,000	1,288,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,742,000)		22,742,000

TOTAL INVESTMENT SECURITIES
(Cost $28,895,692)—105.3%		30,829,240
Net other assets (liabilities)—(5.3)%		(1,550,669)

NET ASSETS—100.0%		$29,278,571

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,727,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/20/10 (Underlying notional amount at value $561,040)	8	$55,822

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$6,757,069	$(8,062)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	13,898,562	(21,836)

		$(29,898)

Small-Cap ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Advertising	$6,777	NM
Aerospace/Defense	95,346	0.3%
Aerospace/Defense Equipment	14,500	0.1%
Agriculture	23,248	0.1%
Airlines	67,493	0.2%
Apparel	173,203	0.6%
Auto Manufacturers	5,436	NM
Auto Parts & Equipment	77,327	0.3%
Banks	444,003	1.5%
Beverages	7,819	NM
Biotechnology	139,521	0.5%
Building Materials	27,394	0.1%
Chemicals	212,294	0.7%
Coal	37,642	0.1%
Commercial Services	484,586	1.7%
Computers	221,182	0.8%
Distribution/Wholesale	61,497	0.2%
Diversified Financial Services	115,005	0.4%
Electric	122,041	0.4%
Electrical Components & Equipment	74,509	0.3%
Electronics	215,188	0.7%
Energy - Alternate Sources	9,882	NM
Engineering & Construction	47,065	0.2%
Entertainment	46,351	0.2%
Environmental Control	66,278	0.2%
Food	125,391	0.4%
Forest Products & Paper	82,851	0.3%
Gas	112,511	0.4%
Hand/Machine Tools	26,352	0.1%
Healthcare - Products	324,881	1.1%
Healthcare - Services	178,215	0.6%
Holding Companies - Diversified	9,554	NM
Home Builders	27,191	0.1%
Home Furnishings	31,265	0.1%
Household Products/Wares	36,156	0.1%
Insurance	243,727	0.8%
Internet	303,095	1.0%
Investment Companies	76,135	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Iron/Steel	7,833	NM
Leisure Time	50,784	0.2%
Lodging	28,120	0.1%
Machinery - Construction & Mining	6,012	NM
Machinery - Diversified	130,377	0.5%
Media	57,270	0.2%
Metal Fabricate/Hardware	68,716	0.2%
Mining	109,346	0.4%
Miscellaneous Manufacturing	194,299	0.7%
Office Furnishings	39,579	0.1%
Oil & Gas	215,088	0.7%
Oil & Gas Services	137,355	0.5%
Packaging & Containers	13,832	0.1%
Pharmaceuticals	243,172	0.8%
REIT	580,492	2.0%
Real Estate	7,849	NM
Retail	538,244	1.8%
Savings & Loans	81,978	0.3%
Semiconductors	272,722	0.9%
Software	321,904	1.1%
Storage/Warehousing	6,223	NM
Telecommunications	370,493	1.3%
Textiles	8,825	NM
Toys/Games/Hobbies	12,498	NM
Transportation	142,096	0.5%
Trucking & Leasing	24,391	0.1%
Unknown	22,742,000	77.7%
Water	44,831	0.2%
Other**	21,191,331	72.4%

Total	$29,278,571	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
NASDAQ-100 ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (36.6%)
Activision Blizzard, Inc. (Software)	8,877	$101,819
Adobe Systems, Inc.* (Software)	4,191	117,977
Altera Corp. (Semiconductors)	3,498	109,173
Amazon.com, Inc.* (Internet)	2,409	397,822
Amgen, Inc.* (Biotechnology)	3,630	207,600
Apollo Group, Inc. - Class A* (Commercial Services)	1,221	45,763
Apple Computer, Inc.* (Computers)	10,329	3,107,686
Applied Materials, Inc. (Semiconductors)	5,643	69,747
Autodesk, Inc.* (Software)	1,914	69,249
Automatic Data Processing, Inc. (Software)	2,805	124,598
Baidu, Inc.ADR* (Internet)	2,211	243,232
Bed Bath & Beyond, Inc.* (Retail)	2,871	126,037
Biogen Idec, Inc.* (Biotechnology)	2,145	134,513
BMC Software, Inc.* (Software)	1,683	76,509
Broadcom Corp. - Class A (Semiconductors)	3,333	135,786
C.H. Robinson Worldwide, Inc. (Transportation)	1,320	93,034
CA, Inc. (Software)	4,026	93,443
Celgene Corp.* (Biotechnology)	3,696	229,411
Cephalon, Inc.* (Pharmaceuticals)	594	39,465
Cerner Corp.* (Software)	660	57,968
Check Point Software Technologies, Ltd.* (Internet)	1,650	70,538
Cintas Corp. (Textiles)	1,485	40,793
Cisco Systems, Inc.* (Telecommunications)	16,566	378,202
Citrix Systems, Inc.* (Software)	1,815	116,287
Cognizant Technology Solutions Corp.* (Computers)	2,376	154,891
Comcast Corp. - Class A (Media)	11,748	241,774
Costco Wholesale Corp. (Retail)	1,881	118,070
Dell, Inc.* (Computers)	5,808	83,519
DENTSPLY International, Inc. (Healthcare - Products)	1,122	35,220
DIRECTV - Class A* (Media)	5,115	222,298
DISH Network Corp. - Class A (Media)	1,749	34,735
eBay, Inc.* (Internet)	7,953	237,079
Electronic Arts, Inc.* (Software)	2,706	42,890
Expedia, Inc. (Internet)	2,277	65,919
Expeditors International of Washington, Inc. (Transportation)	1,683	83,073
Express Scripts, Inc.* (Pharmaceuticals)	3,927	190,538
Fastenal Co. (Distribution/Wholesale)	1,155	59,459
First Solar, Inc.* (Energy - Alternate Sources)	594	81,782
Fiserv, Inc.* (Software)	1,518	82,761
Flextronics International, Ltd.* (Electronics)	6,930	49,619
FLIR Systems, Inc.* (Electronics)	1,353	37,668
Foster Wheeler AG* (Engineering & Construction)	1,089	25,504
Garmin, Ltd. (Electronics)	1,452	47,684
Genzyme Corp.* (Biotechnology)	2,607	188,043
Gilead Sciences, Inc.* (Pharmaceuticals)	6,699	265,749
Google, Inc. - Class A* (Internet)	1,221	748,461
Henry Schein, Inc.* (Healthcare - Products)	726	40,765
Hologic, Inc.* (Healthcare - Products)	2,211	35,420
Illumina, Inc.* (Biotechnology)	990	53,767
Infosys Technologies, Ltd.ADR (Software)	891	60,089
Intel Corp. (Semiconductors)	15,807	317,246
Intuit, Inc.* (Software)	3,201	153,648
Intuitive Surgical, Inc.* (Healthcare - Products)	330	86,774
J.B. Hunt Transport Services, Inc. (Transportation)	990	35,600
Joy Global, Inc. (Machinery - Construction & Mining)	825	58,534
KLA -Tencor Corp. (Semiconductors)	1,650	58,938
Lam Research Corp.* (Semiconductors)	1,056	48,354
Liberty Media Holding Corp. - Interactive Series A* (Internet)	4,455	65,756
Life Technologies Corp.* (Biotechnology)	1,518	76,173
Linear Technology Corp. (Semiconductors)	2,442	78,706
Logitech International S.A.GRS* (Computers)	1,386	26,043
Marvell Technology Group, Ltd.* (Semiconductors)	5,049	97,496
Mattel, Inc. (Toys/Games/Hobbies)	3,333	77,759
Maxim Integrated Products, Inc. (Semiconductors)	2,376	51,464
Microchip Technology, Inc. (Semiconductors)	1,254	40,354
Microsoft Corp. (Software)	24,156	643,516
Millicom International Cellular S.A. (Telecommunications)	858	81,167
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,541	51,633
NetApp, Inc.* (Computers)	3,036	161,667
News Corp. - Class A (Media)	11,550	167,013
NII Holdings, Inc. - Class B* (Telecommunications)	1,320	55,189
NVIDIA Corp.* (Semiconductors)	4,587	55,182
O’Reilly Automotive, Inc.* (Retail)	1,122	65,637
Oracle Corp. (Software)	16,995	499,653
PACCAR, Inc. (Auto Manufacturers)	3,300	169,158
Patterson Cos., Inc. (Healthcare - Products)	957	26,461
Paychex, Inc. (Commercial Services)	2,772	76,784
Priceline.com, Inc.* (Internet)	429	161,651
QIAGEN N.V.* (Biotechnology)	1,914	36,002
Qualcomm, Inc. (Telecommunications)	15,708	708,902
Research In Motion, Ltd.* (Computers)	4,290	244,316
Ross Stores, Inc. (Retail)	990	58,400
SanDisk Corp.* (Computers)	1,914	71,928
Seagate Technology* (Computers)	3,828	56,080
Sears Holdings Corp.* (Retail)	924	66,510
Sigma-Aldrich Corp. (Chemicals)	957	60,693
Staples, Inc. (Retail)	3,993	81,737
Starbucks Corp. (Retail)	8,349	237,780
Stericycle, Inc.* (Environmental Control)	726	52,083
Symantec Corp.* (Internet)	6,699	108,390

See accompanying notes to the Schedules of Portfolio Investments.

Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	5,940	308,286
Urban Outfitters, Inc.* (Retail)	1,353	41,632
VeriSign, Inc.* (Internet)	1,320	45,870
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,716	65,774
Virgin Media, Inc. (Telecommunications)	2,739	69,653
Vodafone Group PLCADR (Telecommunications)	5,742	157,962
Warner Chilcott PLC - Class A (Pharmaceuticals)	2,046	49,186
Wynn Resorts, Ltd. (Lodging)	1,089	116,708
Xilinx, Inc. (Semiconductors)	2,772	74,317
Yahoo!, Inc.* (Internet)	5,247	86,628

TOTAL COMMON STOCKS
(Cost $5,456,762)		15,759,822

	Principal
	Amount	Value

Repurchase Agreements (59.4%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,030,022 (Collateralized by $1,899,800 U.S. Treasury Notes, 3.50%, 5/15/20, total value $2,070,782)	$2,030,000	$2,030,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $7,542,088 (Collateralized by $7,660,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $7,694,122)	7,542,000	7,542,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $12,858,160 (Collateralized by $12,728,400 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $13,115,776)	12,858,000	12,858,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,739,022 (Collateralized by $1,726,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,775,623)	1,739,000	1,739,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,449,016 (Collateralized by $1,446,100 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,478,123)	1,449,000	1,449,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,618,000)		25,618,000

TOTAL INVESTMENT SECURITIES
(Cost $31,074,762)—96.0%		41,377,822
Net other assets (liabilities)—4.0%		1,714,980

NET ASSETS—100.0%		$43,092,802

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,422,000.
ADR	American Depositary Receipt
GRS	Global Registered Shares

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/20/10 (Underlying notional amount at value $6,029,320)	142	$89,721

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$6,097,343	$(2,372)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	15,148,122	(9,234)

		$(11,606)

NASDAQ-100 ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Auto Manufacturers	$169,158	0.4%
Biotechnology	991,283	2.3%
Chemicals	60,693	0.1%
Commercial Services	122,547	0.3%
Computers	3,906,130	9.2%
Distribution/Wholesale	59,459	0.1%
Electronics	134,971	0.3%
Energy - Alternate Sources	81,782	0.2%
Engineering & Construction	25,504	0.1%
Environmental Control	52,083	0.1%
Healthcare - Products	224,640	0.5%
Internet	2,231,346	5.2%
Lodging	116,708	0.3%
Machinery - Construction & Mining	58,534	0.1%
Media	665,820	1.5%

See accompanying notes to the Schedules of Portfolio Investments.

Pharmaceuticals	904,857	2.1%
Retail	795,803	1.8%
Semiconductors	1,136,763	2.6%
Software	2,240,407	5.2%
Telecommunications	1,451,075	3.4%
Textiles	40,793	0.1%
Toys/Games/Hobbies	77,759	0.2%
Transportation	211,707	0.5%
Other**	27,332,980	63.4%

Total	$43,092,802	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Value ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.5%)
3M Co. (Miscellaneous Manufacturing)	1,200	$101,064
Abbott Laboratories (Pharmaceuticals)	2,520	129,326
ACE, Ltd. (Insurance)	1,200	71,304
Advanced Micro Devices, Inc.* (Semiconductors)	960	7,037
Aetna, Inc. (Healthcare - Services)	1,440	42,998
AFLAC, Inc. (Insurance)	1,080	60,361
Agilent Technologies, Inc.* (Electronics)	600	20,880
Air Products & Chemicals, Inc. (Chemicals)	360	30,589
Airgas, Inc. (Chemicals)	120	8,512
AK Steel Holding Corp. (Iron/Steel)	120	1,511
Alcoa, Inc. (Mining)	3,600	47,268
Allegheny Energy, Inc. (Electric)	600	13,920
Allegheny Technologies, Inc. (Iron/Steel)	120	6,323
Allstate Corp. (Insurance)	1,920	58,541
Altria Group, Inc. (Agriculture)	5,040	128,117
Ameren Corp. (Electric)	840	24,343
American Electric Power, Inc. (Electric)	1,680	62,899
American International Group, Inc.* (Insurance)	480	20,165
Ameriprise Financial, Inc. (Diversified Financial Services)	360	18,608
AmerisourceBergen Corp. (Pharmaceuticals)	960	31,507
Amgen, Inc.* (Biotechnology)	1,560	89,216
Analog Devices, Inc. (Semiconductors)	480	16,162
AON Corp. (Insurance)	960	38,160
Apartment Investment and Management Co. - Class A (REIT)	240	5,594
Applied Materials, Inc. (Semiconductors)	3,120	38,563
Archer-Daniels-Midland Co. (Agriculture)	2,280	75,970
Assurant, Inc. (Insurance)	360	14,234
AT&T, Inc. (Telecommunications)	10,320	294,120
Automatic Data Processing, Inc. (Software)	960	42,643
AutoNation, Inc.* (Retail)	240	5,573
Avalonbay Communities, Inc. (REIT)	120	12,757
Avery Dennison Corp. (Household Products/Wares)	360	13,086
Ball Corp. (Packaging & Containers)	120	7,723
Bank of America Corp. (Banks)	35,040	400,857
Bank of New York Mellon Corp. (Banks)	4,200	105,252
Bard (C.R.), Inc. (Healthcare - Products)	120	9,974
Baxter International, Inc. (Healthcare - Products)	1,080	54,972
BB&T Corp. (Banks)	2,400	56,184
Becton, Dickinson & Co. (Healthcare - Products)	360	27,187
Bemis Co., Inc. (Packaging & Containers)	360	11,434
Berkshire Hathaway, Inc. - Class B* (Insurance)	2,760	219,585
Big Lots, Inc.* (Retail)	240	7,529
Boeing Co. (Aerospace/Defense)	1,560	110,198
Boston Properties, Inc. (REIT)	360	31,028
Boston Scientific Corp.* (Healthcare - Products)	5,280	33,686
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,360	90,384
Brown-Forman Corp. (Beverages)	120	7,297
C.H. Robinson Worldwide, Inc. (Transportation)	240	16,915
CA, Inc. (Software)	600	13,926
Cabot Oil & Gas Corp. (Oil & Gas)	120	3,478
Campbell Soup Co. (Food)	360	13,050
Capital One Financial Corp. (Diversified Financial Services)	1,560	58,141
Cardinal Health, Inc. (Pharmaceuticals)	1,200	41,628
CareFusion Corp.* (Healthcare - Products)	720	17,381
Carnival Corp. - Class A (Leisure Time)	1,560	67,345
CBS Corp. - Class B (Media)	1,320	22,348
CenterPoint Energy, Inc. (Electric)	1,440	23,846
CenturyTel, Inc. (Telecommunications)	1,080	44,690
Cephalon, Inc.* (Pharmaceuticals)	120	7,973
Chesapeake Energy Corp. (Oil & Gas)	2,280	49,476
Chevron Corp. (Oil & Gas)	7,080	584,879
Chubb Corp. (Insurance)	1,080	62,662
Cincinnati Financial Corp. (Insurance)	600	17,664
Cintas Corp. (Textiles)	480	13,186
Citigroup, Inc.* (Diversified Financial Services)	89,040	371,297
Clorox Co. (Household Products/Wares)	240	15,972
CMS Energy Corp. (Electric)	840	15,439
Coca-Cola Enterprises, Inc. (Beverages)	600	14,406
Comcast Corp. - Class A (Media)	9,840	202,507
Comerica, Inc. (Banks)	600	21,468
Computer Sciences Corp. (Computers)	240	11,772
Compuware Corp.* (Software)	480	4,805
ConAgra Foods, Inc. (Food)	720	16,193
ConocoPhillips (Oil & Gas)	5,160	306,504
Consolidated Edison, Inc. (Electric)	960	47,731
Constellation Brands, Inc.* (Beverages)	600	11,838
Constellation Energy Group, Inc. (Electric)	720	21,773
Costco Wholesale Corp. (Retail)	1,560	97,921
Coventry Health Care, Inc.* (Healthcare - Services)	480	11,242
CSX Corp. (Transportation)	480	29,496
Cummins, Inc. (Machinery - Diversified)	240	21,144
CVS Caremark Corp. (Retail)	4,800	144,576
D.R. Horton, Inc. (Home Builders)	960	10,022
Darden Restaurants, Inc. (Retail)	120	5,485
Dean Foods Co.* (Food)	600	6,240
Deere & Co. (Machinery - Diversified)	720	55,296
Dell, Inc.* (Computers)	5,880	84,554

See accompanying notes to the Schedules of Portfolio Investments.

DENTSPLY International, Inc. (Healthcare - Products)	120	3,767
Devon Energy Corp. (Oil & Gas)	960	62,419
Discover Financial Services (Diversified Financial Services)	1,920	33,888
Discovery Communications, Inc. - Class A* (Media)	240	10,706
Dominion Resources, Inc. (Electric)	2,040	88,658
Dover Corp. (Miscellaneous Manufacturing)	360	19,116
Dr. Pepper Snapple Group, Inc. (Beverages)	360	13,158
DTE Energy Co. (Electric)	600	28,056
Duke Energy Corp. (Electric)	4,560	83,038
E*TRADE Financial Corp.* (Diversified Financial Services)	720	10,296
E.I. du Pont de Nemours & Co. (Chemicals)	1,440	68,083
Eastman Chemical Co. (Chemicals)	240	18,857
Eastman Kodak Co.* (Miscellaneous Manufacturing)	960	4,522
Eaton Corp. (Miscellaneous Manufacturing)	600	53,298
Edison International (Electric)	1,080	39,852
El Paso Corp. (Pipelines)	1,200	15,912
Electronic Arts, Inc.* (Software)	720	11,412
Eli Lilly & Co. (Pharmaceuticals)	1,680	59,136
Emerson Electric Co. (Electrical Components & Equipment)	1,560	85,644
Entergy Corp. (Electric)	600	44,718
EQT Corp. (Oil & Gas)	240	8,986
Equifax, Inc. (Commercial Services)	240	7,951
Equity Residential (REIT)	600	29,178
Exelon Corp. (Electric)	1,440	58,781
Expeditors International of Washington, Inc. (Transportation)	360	17,770
Exxon Mobil Corp. (Oil & Gas)	8,400	558,348
Family Dollar Stores, Inc. (Retail)	480	22,162
FedEx Corp. (Transportation)	1,080	94,738
Fidelity National Information Services, Inc. (Software)	960	26,016
Fifth Third Bancorp (Banks)	2,760	34,666
First Horizon National Corp.* (Banks)	841	8,482
FirstEnergy Corp. (Electric)	1,080	39,226
Fiserv, Inc.* (Software)	240	13,085
Fluor Corp. (Engineering & Construction)	600	28,914
Ford Motor Co.* (Auto Manufacturers)	8,280	116,996
Forest Laboratories, Inc.* (Pharmaceuticals)	360	11,898
Fortune Brands, Inc. (Household Products/Wares)	480	25,944
Franklin Resources, Inc. (Diversified Financial Services)	240	27,528
Frontier Communications Corp. (Telecommunications)	3,480	30,554
GameStop Corp. - Class A* (Retail)	240	4,718
Gannett Co., Inc. (Media)	600	7,110
General Dynamics Corp. (Aerospace/Defense)	600	40,872
General Electric Co. (Miscellaneous Manufacturing)	37,320	597,866
General Mills, Inc. (Food)	1,080	40,543
Genuine Parts Co. (Distribution/Wholesale)	600	28,716
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	1,680	19,051
Genzyme Corp.* (Biotechnology)	480	34,622
H & R Block, Inc. (Commercial Services)	720	8,489
Halliburton Co. (Oil & Gas Services)	1,560	49,702
Harley-Davidson, Inc. (Leisure Time)	240	7,363
Harris Corp. (Telecommunications)	120	5,423
Hartford Financial Services Group, Inc. (Insurance)	1,560	37,409
Health Care REIT, Inc. (REIT)	240	12,264
Heinz (H.J.) Co. (Food)	600	29,466
Hess Corp. (Oil & Gas)	1,080	68,072
Hewlett-Packard Co. (Computers)	2,400	100,944
Home Depot, Inc. (Retail)	5,760	177,869
Hormel Foods Corp. (Food)	240	11,021
Host Marriott Corp. (REIT)	2,280	36,229
Humana, Inc.* (Healthcare - Services)	600	34,974
Huntington Bancshares, Inc. (Banks)	2,520	14,288
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	600	27,420
Integrys Energy Group, Inc. (Electric)	240	12,766
Intel Corp. (Semiconductors)	10,920	219,164
International Game Technology (Entertainment)	480	7,483
International Paper Co. (Forest Products & Paper)	720	18,202
Interpublic Group of Cos., Inc.* (Advertising)	1,680	17,388
Iron Mountain, Inc. (Commercial Services)	360	7,844
J.C. Penney Co., Inc. (Retail)	840	26,191
J.P. Morgan Chase & Co. (Diversified Financial Services)	13,800	519,294
Jabil Circuit, Inc. (Electronics)	720	11,045
Jacobs Engineering Group, Inc.* (Engineering & Construction)	480	18,533
JDS Uniphase Corp.* (Telecommunications)	240	2,522
JM Smucker Co. (Food)	360	23,141
Johnson & Johnson (Healthcare - Products)	4,560	290,335
Johnson Controls, Inc. (Auto Parts & Equipment)	2,400	84,288
Kellogg Co. (Food)	360	18,094
KeyCorp (Banks)	3,120	25,553
Kimberly-Clark Corp. (Household Products/Wares)	600	38,004
Kimco Realty Corp. (REIT)	1,440	24,811
King Pharmaceuticals, Inc.* (Pharmaceuticals)	840	11,878
KLA -Tencor Corp. (Semiconductors)	360	12,859
Kraft Foods, Inc. (Food)	6,120	197,492
Kroger Co. (Food)	2,280	50,160
L-3 Communications Holdings, Inc. (Aerospace/Defense)	360	25,988
Legg Mason, Inc. (Diversified Financial Services)	360	11,171
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	480	9,782

See accompanying notes to the Schedules of Portfolio Investments.

Lennar Corp. - Class A (Home Builders)	600	8,706
Leucadia National Corp.* (Holding Companies - Diversified)	480	12,202
Lexmark International, Inc. - Class A* (Computers)	240	9,127
Limited, Inc. (Retail)	480	14,107
Lincoln National Corp. (Insurance)	1,080	26,438
Lockheed Martin Corp. (Aerospace/Defense)	1,080	76,993
Loews Corp. (Insurance)	1,080	42,638
Lorillard, Inc. (Agriculture)	360	30,722
Lowe’s Cos., Inc. (Retail)	4,920	104,944
LSI Logic Corp.* (Semiconductors)	1,200	6,288
M&T Bank Corp. (Banks)	240	17,940
Macy’s, Inc. (Retail)	1,440	34,042
Marathon Oil Corp. (Oil & Gas)	2,520	89,636
Marriott International, Inc. - Class A (Lodging)	361	13,362
Marsh & McLennan Cos., Inc. (Insurance)	1,920	47,962
Marshall & Ilsley Corp. (Banks)	1,800	10,638
Masco Corp. (Building Materials)	1,200	12,792
Mattel, Inc. (Toys/Games/Hobbies)	480	11,198
McCormick & Co., Inc. (Food)	240	10,613
McDonald’s Corp. (Retail)	1,800	139,986
McGraw-Hill Cos., Inc. (Media)	480	18,072
McKesson Corp. (Commercial Services)	960	63,341
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	360	21,175
MEMC Electronic Materials, Inc.* (Semiconductors)	840	10,769
Merck & Co., Inc. (Pharmaceuticals)	5,160	187,205
Meredith Corp. (Media)	120	4,074
MetLife, Inc. (Insurance)	3,120	125,830
MetroPCS Communications, Inc.* (Telecommunications)	960	9,994
Microchip Technology, Inc. (Semiconductors)	240	7,723
Micron Technology, Inc.* (Semiconductors)	1,560	12,901
Molex, Inc. (Electrical Components & Equipment)	480	9,744
Molson Coors Brewing Co. - Class B (Beverages)	600	28,338
Monster Worldwide, Inc.* (Internet)	240	4,334
Moody’s Corp. (Commercial Services)	360	9,742
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,920	122,360
Motorola, Inc.* (Telecommunications)	8,160	66,504
Murphy Oil Corp. (Oil & Gas)	240	15,638
Nabors Industries, Ltd.* (Oil & Gas)	360	7,524
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	480	10,090
National Semiconductor Corp. (Semiconductors)	480	6,576
Newell Rubbermaid, Inc. (Housewares)	960	16,944
News Corp. - Class A (Media)	4,440	64,202
NextEra Energy, Inc. (Electric)	1,440	79,258
Nicor, Inc. (Gas)	120	5,716
NIKE, Inc. - Class B (Apparel)	600	48,864
NiSource, Inc. (Electric)	960	16,618
Norfolk Southern Corp. (Transportation)	720	44,273
Northeast Utilities System (Electric)	600	18,768
Northern Trust Corp. (Banks)	360	17,867
Northrop Grumman Corp. (Aerospace/Defense)	1,080	68,267
Novell, Inc.* (Software)	1,200	7,116
Novellus Systems, Inc.* (Semiconductors)	120	3,505
NRG Energy, Inc.* (Electric)	360	7,168
Nucor Corp. (Iron/Steel)	480	18,346
NYSE Euronext (Diversified Financial Services)	240	7,354
Office Depot, Inc.* (Retail)	960	4,310
Omnicom Group, Inc. (Advertising)	360	15,826
ONEOK, Inc. (Gas)	360	17,935
Owens-Illinois, Inc.* (Packaging & Containers)	240	6,727
PACCAR, Inc. (Auto Manufacturers)	1,320	67,663
Pactiv Corp.* (Packaging & Containers)	240	7,963
Pall Corp. (Miscellaneous Manufacturing)	240	10,241
Parker Hannifin Corp. (Miscellaneous Manufacturing)	600	45,930
Patterson Cos., Inc. (Healthcare - Products)	120	3,318
Paychex, Inc. (Commercial Services)	480	13,296
People’s United Financial, Inc. (Banks)	1,320	16,249
Pepco Holdings, Inc. (Electric)	840	16,178
PerkinElmer, Inc. (Electronics)	360	8,442
Pfizer, Inc. (Pharmaceuticals)	28,080	488,592
PG&E Corp. (Electric)	1,320	63,122
Philip Morris International, Inc. (Commercial Services)	3,600	210,600
Pinnacle West Capital Corp. (Electric)	360	14,818
Pitney Bowes, Inc. (Office/Business Equipment)	720	15,797
Plum Creek Timber Co., Inc. (Forest Products & Paper)	360	13,262
PNC Financial Services Group (Banks)	1,800	97,020
PPG Industries, Inc. (Chemicals)	240	18,408
PPL Corp. (Electric)	1,680	45,192
Principal Financial Group, Inc. (Insurance)	480	12,883
Procter & Gamble Co. (Cosmetics/Personal Care)	6,000	381,420
Progress Energy, Inc. (Electric)	1,080	48,600
Progressive Corp. (Insurance)	2,280	48,245
ProLogis (REIT)	183	2,498
Prudential Financial, Inc. (Insurance)	720	37,858
Public Service Enterprise Group, Inc. (Electric)	1,800	58,230
Public Storage, Inc. (REIT)	240	23,813
Pulte Group, Inc.* (Home Builders)	1,200	9,420
QEP Resources, Inc. (Oil & Gas)	240	7,927
Quanta Services, Inc.* (Commercial Services)	720	14,155

See accompanying notes to the Schedules of Portfolio Investments.

Quest Diagnostics, Inc. (Healthcare - Services)	240	11,794
Qwest Communications International, Inc. (Telecommunications)	6,120	40,392
R.R. Donnelley & Sons Co. (Commercial Services)	720	13,284
RadioShack Corp. (Retail)	480	9,662
Raytheon Co. (Aerospace/Defense)	1,320	60,826
Regions Financial Corp. (Banks)	4,440	27,972
Republic Services, Inc. (Environmental Control)	600	17,886
Reynolds American, Inc. (Agriculture)	600	38,940
Robert Half International, Inc. (Commercial Services)	240	6,506
Rockwell Automation, Inc. (Machinery - Diversified)	240	14,969
Roper Industries, Inc. (Miscellaneous Manufacturing)	120	8,332
Ryder System, Inc. (Transportation)	240	10,500
Safeway, Inc. (Food)	1,320	30,228
SAIC, Inc.* (Commercial Services)	1,080	16,783
SanDisk Corp.* (Computers)	360	13,529
Sara Lee Corp. (Food)	2,280	32,672
SCANA Corp. (Electric)	360	14,702
Scripps Networks Interactive - Class A (Entertainment)	120	6,107
Sealed Air Corp. (Packaging & Containers)	600	13,890
Sears Holdings Corp.* (Retail)	120	8,638
Sempra Energy (Gas)	840	44,923
Sherwin-Williams Co. (Chemicals)	240	17,513
SLM Corp.* (Diversified Financial Services)	1,680	19,992
Snap-on, Inc. (Hand/Machine Tools)	240	12,240
Southern Co. (Electric)	2,880	109,066
Southwest Airlines Co. (Airlines)	2,640	36,326
Spectra Energy Corp. (Pipelines)	2,280	54,196
Sprint Nextel Corp.* (Telecommunications)	10,440	43,013
Stanley Black & Decker, Inc. (Hand/Machine Tools)	240	14,873
Staples, Inc. (Retail)	960	19,651
State Street Corp. (Banks)	1,800	75,168
Sunoco, Inc. (Oil & Gas)	480	17,986
SunTrust Banks, Inc. (Banks)	1,800	45,036
SuperValu, Inc. (Food)	720	7,769
Symantec Corp.* (Internet)	960	15,533
Sysco Corp. (Food)	2,040	60,098
Target Corp. (Retail)	2,520	130,889
TECO Energy, Inc. (Electric)	720	12,665
Tellabs, Inc. (Telecommunications)	840	5,729
Tenet Healthcare Corp.* (Healthcare - Services)	1,680	7,325
Tesoro Petroleum Corp. (Oil & Gas)	480	6,221
Texas Instruments, Inc. (Semiconductors)	1,560	46,129
Textron, Inc. (Miscellaneous Manufacturing)	960	19,987
The AES Corp.* (Electric)	960	11,462
The Charles Schwab Corp. (Diversified Financial Services)	1,800	27,720
The Dow Chemical Co. (Chemicals)	4,080	125,786
The Gap, Inc. (Retail)	720	13,687
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,080	173,826
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	840	8,585
The Hershey Co. (Food)	360	17,816
The New York Times Co. - Class A* (Media)	360	2,761
The Travelers Cos., Inc. (Insurance)	1,680	92,736
The Williams Cos., Inc. (Pipelines)	2,040	43,901
Thermo Fisher Scientific, Inc.* (Electronics)	480	24,682
Time Warner Cable, Inc. (Media)	1,200	69,444
Time Warner, Inc. (Media)	3,960	128,740
Titanium Metals Corp.* (Mining)	360	7,078
Torchmark Corp. (Insurance)	240	13,747
Total System Services, Inc. (Software)	360	5,620
Tyco International, Ltd. (Miscellaneous Manufacturing)	960	36,749
Tyson Foods, Inc. - Class A (Food)	1,080	16,794
U.S. Bancorp (Banks)	6,720	162,489
Union Pacific Corp. (Transportation)	720	63,130
United Parcel Service, Inc. - Class B (Transportation)	1,920	129,293
United States Steel Corp. (Iron/Steel)	480	20,539
UnitedHealth Group, Inc. (Healthcare - Services)	1,680	60,564
UnumProvident Corp. (Insurance)	1,200	26,904
V.F. Corp. (Apparel)	120	9,989
Valero Energy Corp. (Oil & Gas)	1,920	34,464
VeriSign, Inc.* (Internet)	360	12,510
Verizon Communications, Inc. (Telecommunications)	9,840	319,505
Vornado Realty Trust (REIT)	360	31,460
Vulcan Materials Co. (Building Materials)	480	17,525
Wal-Mart Stores, Inc. (Retail)	6,960	377,023
Walgreen Co. (Retail)	1,320	44,722
Walt Disney Co. (Media)	6,720	242,659
Waste Management, Inc. (Environmental Control)	1,680	60,010
WellPoint, Inc.* (Healthcare - Services)	1,440	78,250
Wells Fargo & Co. (Banks)	18,240	475,699
Weyerhaeuser Co. (Forest Products & Paper)	1,320	21,410
Whirlpool Corp. (Home Furnishings)	240	18,199
Windstream Corp. (Telecommunications)	960	12,154
Wisconsin Energy Corp. (Electric)	360	21,434
Xcel Energy, Inc. (Electric)	1,560	37,222
Xerox Corp. (Office/Business Equipment)	4,800	56,160
Yahoo!, Inc.* (Internet)	2,160	35,662

See accompanying notes to the Schedules of Portfolio Investments.

Zions Bancorp (Banks)	600	12,396

TOTAL COMMON STOCKS
(Cost $15,899,646)		18,440,006

TOTAL INVESTMENT SECURITIES
(Cost $15,899,646)—100.5%		18,440,006
Net other assets (liabilities)—(0.5)%		(89,314)

NET ASSETS—100.0%		$18,350,692

*	Non-income producing security

Large-Cap Value ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Advertising	$33,214	0.2%
Aerospace/Defense	383,144	2.1%
Agriculture	273,749	1.5%
Airlines	36,326	0.2%
Apparel	58,853	0.3%
Auto Manufacturers	184,659	1.0%
Auto Parts & Equipment	92,873	0.5%
Banks	1,625,224	8.8%
Beverages	75,037	0.4%
Biotechnology	123,838	0.7%
Building Materials	30,317	0.2%
Chemicals	287,748	1.6%
Commercial Services	371,991	2.0%
Computers	219,926	1.2%
Cosmetics/Personal Care	381,420	2.1%
Distribution/Wholesale	28,716	0.1%
Diversified Financial Services	1,430,616	7.8%
Electric	1,179,549	6.4%
Electrical Components & Equipment	95,388	0.5%
Electronics	65,049	0.3%
Engineering & Construction	47,447	0.3%
Entertainment	13,590	0.1%
Environmental Control	77,896	0.4%
Food	581,390	3.2%
Forest Products & Paper	52,874	0.3%
Gas	68,574	0.4%
Hand/Machine Tools	27,113	0.1%
Healthcare - Products	440,620	2.4%
Healthcare - Services	247,147	1.3%
Holding Companies - Diversified	12,202	0.1%
Home Builders	28,148	0.1%
Home Furnishings	18,199	0.1%
Household Products/Wares	93,006	0.5%
Housewares	16,944	0.1%
Insurance	1,075,326	5.9%
Internet	68,039	0.4%
Iron/Steel	46,719	0.2%
Leisure Time	74,708	0.4%
Lodging	13,362	0.1%
Machinery - Diversified	91,409	0.5%
Media	772,623	4.2%
Mining	54,346	0.3%
Miscellaneous Manufacturing	934,307	5.1%
Office/Business Equipment	71,957	0.4%
Oil & Gas	1,821,558	9.9%
Oil & Gas Services	49,702	0.3%
Packaging & Containers	47,737	0.3%
Pharmaceuticals	1,080,702	5.9%
Pipelines	114,009	0.6%
REIT	209,632	1.1%
Retail	1,393,685	7.6%
Semiconductors	387,676	2.1%
Software	124,623	0.7%
Telecommunications	874,600	4.8%
Textiles	13,186	0.1%
Toys/Games/Hobbies	11,198	0.1%
Transportation	406,115	2.2%
Other**	(89,314)	(0.5)%

Total	$18,350,692	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Large-Cap Growth ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.9%)
3M Co. (Miscellaneous Manufacturing)	732	$61,649
Abbott Laboratories (Pharmaceuticals)	1,525	78,263
Abercrombie & Fitch Co. - Class A (Retail)	183	7,843
Adobe Systems, Inc.* (Software)	976	27,474
Advanced Micro Devices, Inc.* (Semiconductors)	549	4,024
AFLAC, Inc. (Insurance)	305	17,046
Agilent Technologies, Inc.* (Electronics)	305	10,614
Air Products & Chemicals, Inc. (Chemicals)	244	20,733
Airgas, Inc. (Chemicals)	61	4,327
AK Steel Holding Corp. (Iron/Steel)	122	1,536
Akamai Technologies, Inc.* (Internet)	305	15,759
Allegheny Technologies, Inc. (Iron/Steel)	122	6,428
Allergan, Inc. (Pharmaceuticals)	549	39,753
Altera Corp. (Semiconductors)	549	17,134
Altria Group, Inc. (Agriculture)	1,159	29,462
Amazon.com, Inc.* (Internet)	671	110,809
American Express Co. (Diversified Financial Services)	1,891	78,401
American Tower Corp.* (Telecommunications)	732	37,779
Ameriprise Financial, Inc. (Diversified Financial Services)	244	12,612
Amgen, Inc.* (Biotechnology)	915	52,329
Amphenol Corp. - Class A (Electronics)	305	15,290
Anadarko Petroleum Corp. (Oil & Gas)	915	56,337
Analog Devices, Inc. (Semiconductors)	305	10,269
Apache Corp. (Oil & Gas)	671	67,784
Apartment Investment and Management Co. - Class A (REIT)	61	1,422
Apollo Group, Inc. - Class A* (Commercial Services)	244	9,145
Apple Computer, Inc.* (Computers)	1,647	495,533
Applied Materials, Inc. (Semiconductors)	793	9,801
AT&T, Inc. (Telecommunications)	5,429	154,726
Autodesk, Inc.* (Software)	427	15,449
Automatic Data Processing, Inc. (Software)	366	16,258
AutoZone, Inc.* (Retail)	61	14,495
Avalonbay Communities, Inc. (REIT)	61	6,485
Avon Products, Inc. (Cosmetics/Personal Care)	793	24,147
Baker Hughes, Inc. (Oil & Gas Services)	793	36,740
Ball Corp. (Packaging & Containers)	122	7,852
Bard (C.R.), Inc. (Healthcare - Products)	122	10,141
Baxter International, Inc. (Healthcare - Products)	549	27,944
Becton, Dickinson & Co. (Healthcare - Products)	244	18,427
Bed Bath & Beyond, Inc.* (Retail)	488	21,423
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,769	140,742
Best Buy Co., Inc. (Retail)	610	26,218
Biogen Idec, Inc.* (Biotechnology)	427	26,777
BMC Software, Inc.* (Software)	305	13,865
Boeing Co. (Aerospace/Defense)	549	38,781
Boston Properties, Inc. (REIT)	122	10,515
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,403	37,741
Broadcom Corp. - Class A (Semiconductors)	793	32,307
Brown-Forman Corp. (Beverages)	122	7,419
C.H. Robinson Worldwide, Inc. (Transportation)	183	12,898
CA, Inc. (Software)	427	9,911
Cabot Oil & Gas Corp. (Oil & Gas)	122	3,536
Cameron International Corp.* (Oil & Gas Services)	427	18,681
Campbell Soup Co. (Food)	183	6,634
Carmax, Inc.* (Retail)	427	13,233
Caterpillar, Inc. (Machinery - Construction & Mining)	1,159	91,097
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	549	10,074
CBS Corp. - Class B (Media)	549	9,295
Celgene Corp.* (Biotechnology)	854	53,008
Cephalon, Inc.* (Pharmaceuticals)	61	4,053
Cerner Corp.* (Software)	122	10,715
CF Industries Holdings, Inc. (Chemicals)	122	14,949
CIGNA Corp. (Insurance)	488	17,173
Cisco Systems, Inc.* (Telecommunications)	10,431	238,140
Citrix Systems, Inc.* (Software)	366	23,450
Cliffs Natural Resources, Inc. (Iron/Steel)	244	15,909
Clorox Co. (Household Products/Wares)	122	8,119
CME Group, Inc. (Diversified Financial Services)	122	35,337
Coach, Inc. (Apparel)	549	27,450
Coca-Cola Co. (Beverages)	4,209	258,096
Coca-Cola Enterprises, Inc. (Beverages)	305	7,323
Cognizant Technology Solutions Corp.* (Computers)	549	35,789
Colgate-Palmolive Co. (Cosmetics/Personal Care)	915	70,565
Computer Sciences Corp. (Computers)	183	8,976
Compuware Corp.* (Software)	183	1,832
ConAgra Foods, Inc. (Food)	427	9,603
CONSOL Energy, Inc. (Coal)	427	15,697
Corning, Inc. (Telecommunications)	2,867	52,409
CSX Corp. (Transportation)	427	26,239
Cummins, Inc. (Machinery - Diversified)	244	21,496
Danaher Corp. (Miscellaneous Manufacturing)	976	42,319
Darden Restaurants, Inc. (Retail)	183	8,365
DaVita, Inc.* (Healthcare - Services)	183	13,130
Deere & Co. (Machinery - Diversified)	427	32,794
Denbury Resources, Inc.* (Oil & Gas)	732	12,459
DENTSPLY International, Inc. (Healthcare - Products)	183	5,744

See accompanying notes to the Schedules of Portfolio Investments.

Devon Energy Corp. (Oil & Gas)	305	19,831
DeVry, Inc. (Commercial Services)	122	5,839
Diamond Offshore Drilling, Inc. (Oil & Gas)	122	8,072
DIRECTV - Class A* (Media)	1,586	68,928
Discovery Communications, Inc. - Class A* (Media)	427	19,048
Dover Corp. (Miscellaneous Manufacturing)	183	9,717
Dr. Pepper Snapple Group, Inc. (Beverages)	244	8,918
Dun & Bradstreet Corp. (Software)	122	9,078
E.I. du Pont de Nemours & Co. (Chemicals)	915	43,261
eBay, Inc.* (Internet)	2,135	63,644
Ecolab, Inc. (Chemicals)	427	21,060
El Paso Corp. (Pipelines)	671	8,897
Electronic Arts, Inc.* (Software)	244	3,867
Eli Lilly & Co. (Pharmaceuticals)	976	34,355
EMC Corp.* (Computers)	3,782	79,460
Emerson Electric Co. (Electrical Components & Equipment)	549	30,140
EOG Resources, Inc. (Oil & Gas)	488	46,711
EQT Corp. (Oil & Gas)	122	4,568
Equifax, Inc. (Commercial Services)	122	4,042
Equity Residential (REIT)	183	8,899
Exelon Corp. (Electric)	488	19,920
Expedia, Inc. (Internet)	366	10,596
Expeditors International of Washington, Inc. (Transportation)	183	9,033
Express Scripts, Inc.* (Pharmaceuticals)	976	47,356
Exxon Mobil Corp. (Oil & Gas)	4,941	328,428
Fastenal Co. (Distribution/Wholesale)	244	12,561
Federated Investors, Inc. - Class B (Diversified Financial Services)	183	4,559
First Horizon National Corp.* (Banks)	1	8
First Solar, Inc.* (Energy - Alternate Sources)	122	16,797
Fiserv, Inc.* (Software)	183	9,977
FLIR Systems, Inc.* (Electronics)	305	8,491
Flowserve Corp. (Machinery - Diversified)	122	12,200
FMC Corp. (Chemicals)	122	8,918
FMC Technologies, Inc.* (Oil & Gas Services)	244	17,592
Ford Motor Co.* (Auto Manufacturers)	1,952	27,582
Forest Laboratories, Inc.* (Pharmaceuticals)	366	12,096
Franklin Resources, Inc. (Diversified Financial Services)	122	13,993
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	854	80,857
GameStop Corp. - Class A* (Retail)	183	3,598
Gannett Co., Inc. (Media)	122	1,446
General Dynamics Corp. (Aerospace/Defense)	366	24,932
General Mills, Inc. (Food)	610	22,899
Genzyme Corp.* (Biotechnology)	244	17,600
Gilead Sciences, Inc.* (Pharmaceuticals)	1,525	60,497
Goodrich Corp. (Aerospace/Defense)	244	20,025
Google, Inc. - Class A* (Internet)	427	261,747
H & R Block, Inc. (Commercial Services)	183	2,158
Halliburton Co. (Oil & Gas Services)	854	27,208
Harley-Davidson, Inc. (Leisure Time)	305	9,357
Harman International Industries, Inc.* (Home Furnishings)	122	4,093
Harris Corp. (Telecommunications)	122	5,513
Hasbro, Inc. (Toys/Games/Hobbies)	244	11,285
HCP, Inc. (REIT)	549	19,769
Health Care REIT, Inc. (REIT)	61	3,117
Heinz (H.J.) Co. (Food)	305	14,979
Helmerich & Payne, Inc. (Oil & Gas)	183	7,829
Hewlett-Packard Co. (Computers)	2,867	120,586
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,403	66,095
Hospira, Inc.* (Pharmaceuticals)	305	18,141
Hudson City Bancorp, Inc. (Savings & Loans)	976	11,370
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	610	27,877
Intel Corp. (Semiconductors)	4,453	89,372
IntercontinentalExchange, Inc.* (Diversified Financial Services)	122	14,014
International Business Machines Corp. (Computers)	2,318	332,865
International Flavors & Fragrances, Inc. (Chemicals)	122	6,120
International Game Technology (Entertainment)	305	4,755
International Paper Co. (Forest Products & Paper)	427	10,795
Intuit, Inc.* (Software)	488	23,424
Intuitive Surgical, Inc.* (Healthcare - Products)	61	16,040
Invesco, Ltd. (Diversified Financial Services)	854	19,642
Iron Mountain, Inc. (Commercial Services)	183	3,988
ITT Industries, Inc. (Miscellaneous Manufacturing)	305	14,393
Janus Capital Group, Inc. (Diversified Financial Services)	366	3,865
JDS Uniphase Corp.* (Telecommunications)	244	2,564
Johnson & Johnson (Healthcare - Products)	2,684	170,890
Juniper Networks, Inc.* (Telecommunications)	976	31,613
Kellogg Co. (Food)	305	15,329
Kimberly-Clark Corp. (Household Products/Wares)	427	27,046
KLA -Tencor Corp. (Semiconductors)	122	4,358
Kohls Corp.* (Retail)	549	28,109
Laboratory Corp. of America Holdings* (Healthcare - Services)	183	14,882
Legg Mason, Inc. (Diversified Financial Services)	61	1,893
Leucadia National Corp.* (Holding Companies - Diversified)	122	3,101
Life Technologies Corp.* (Biotechnology)	305	15,305
Limited, Inc. (Retail)	244	7,171

See accompanying notes to the Schedules of Portfolio Investments.

Linear Technology Corp. (Semiconductors)	427	13,762
Lorillard, Inc. (Agriculture)	122	10,411
LSI Logic Corp.* (Semiconductors)	549	2,877
Marriott International, Inc. - Class A (Lodging)	367	13,586
Massey Energy Co. (Coal)	183	7,699
MasterCard, Inc. - Class A (Software)	183	43,931
Mattel, Inc. (Toys/Games/Hobbies)	366	8,539
McAfee, Inc.* (Internet)	305	14,426
McCormick & Co., Inc. (Food)	122	5,395
McDonald’s Corp. (Retail)	1,037	80,647
McGraw-Hill Cos., Inc. (Media)	305	11,483
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	183	10,764
MeadWestvaco Corp. (Forest Products & Paper)	305	7,848
Medco Health Solutions, Inc.* (Pharmaceuticals)	793	41,656
Medtronic, Inc. (Healthcare - Products)	1,952	68,730
Merck & Co., Inc. (Pharmaceuticals)	2,928	106,228
Microchip Technology, Inc. (Semiconductors)	183	5,889
Micron Technology, Inc.* (Semiconductors)	732	6,054
Microsoft Corp. (Software)	13,908	370,509
Monsanto Co. (Agriculture)	976	57,994
Monster Worldwide, Inc.* (Internet)	122	2,203
Moody’s Corp. (Commercial Services)	183	4,952
Murphy Oil Corp. (Oil & Gas)	183	11,924
Mylan Laboratories, Inc.* (Pharmaceuticals)	549	11,156
Nabors Industries, Ltd.* (Oil & Gas)	305	6,375
National Oilwell Varco, Inc. (Oil & Gas Services)	793	42,632
National Semiconductor Corp. (Semiconductors)	183	2,507
NetApp, Inc.* (Computers)	671	35,731
Newmont Mining Corp. (Mining)	915	55,696
News Corp. - Class A (Media)	1,891	27,344
NIKE, Inc. - Class B (Apparel)	427	34,775
Noble Energy, Inc. (Oil & Gas)	305	24,851
Nordstrom, Inc. (Retail)	305	11,746
Norfolk Southern Corp. (Transportation)	305	18,754
Northern Trust Corp. (Banks)	305	15,137
Novellus Systems, Inc.* (Semiconductors)	61	1,782
NRG Energy, Inc.* (Electric)	305	6,073
Nucor Corp. (Iron/Steel)	366	13,989
NVIDIA Corp.* (Semiconductors)	1,037	12,475
NYSE Euronext (Diversified Financial Services)	305	9,345
O’Reilly Automotive, Inc.* (Retail)	244	14,274
Occidental Petroleum Corp. (Oil & Gas)	1,464	115,114
Omnicom Group, Inc. (Advertising)	366	16,089
Oracle Corp. (Software)	7,076	208,034
Owens-Illinois, Inc.* (Packaging & Containers)	183	5,129
Pactiv Corp.* (Packaging & Containers)	122	4,048
Pall Corp. (Miscellaneous Manufacturing)	122	5,206
Patterson Cos., Inc. (Healthcare - Products)	122	3,373
Paychex, Inc. (Commercial Services)	305	8,449
Peabody Energy Corp. (Coal)	488	25,815
PepsiCo, Inc. (Beverages)	2,928	191,198
Philip Morris International, Inc. (Commercial Services)	1,464	85,644
Pioneer Natural Resources Co. (Oil & Gas)	183	12,773
Plum Creek Timber Co., Inc. (Forest Products & Paper)	122	4,494
Polo Ralph Lauren Corp. (Apparel)	122	11,819
PPG Industries, Inc. (Chemicals)	183	14,036
Praxair, Inc. (Chemicals)	549	50,146
Precision Castparts Corp. (Metal Fabricate/Hardware)	244	33,326
Priceline.com, Inc.* (Internet)	61	22,985
Principal Financial Group, Inc. (Insurance)	366	9,823
Procter & Gamble Co. (Cosmetics/Personal Care)	2,074	131,844
ProLogis (REIT)	854	11,657
Prudential Financial, Inc. (Insurance)	488	25,659
Public Storage, Inc. (REIT)	122	12,105
QEP Resources, Inc. (Oil & Gas)	183	6,044
QLogic Corp.* (Semiconductors)	183	3,215
Qualcomm, Inc. (Telecommunications)	2,928	132,141
Quest Diagnostics, Inc. (Healthcare - Services)	183	8,993
Range Resources Corp. (Oil & Gas)	305	11,404
Red Hat, Inc.* (Software)	366	15,467
Republic Services, Inc. (Environmental Control)	244	7,274
Robert Half International, Inc. (Commercial Services)	122	3,307
Rockwell Automation, Inc. (Machinery - Diversified)	122	7,609
Rockwell Collins, Inc. (Aerospace/Defense)	305	18,456
Roper Industries, Inc. (Miscellaneous Manufacturing)	122	8,470
Ross Stores, Inc. (Retail)	244	14,394
Rowan Cos., Inc.* (Oil & Gas)	183	6,021
Salesforce.com, Inc.* (Software)	244	28,321
SanDisk Corp.* (Computers)	244	9,170
Schlumberger, Ltd. (Oil & Gas Services)	2,501	174,795
Scripps Networks Interactive - Class A (Entertainment)	61	3,104
Sherwin-Williams Co. (Chemicals)	61	4,451
Sigma-Aldrich Corp. (Chemicals)	244	15,474
Simon Property Group, Inc. (REIT)	549	52,715
Southwestern Energy Co.* (Oil & Gas)	610	20,648
St. Jude Medical, Inc.* (Healthcare - Products)	610	23,363
Stanley Black & Decker, Inc. (Hand/Machine Tools)	183	11,341
Staples, Inc. (Retail)	854	17,481
Starbucks Corp. (Retail)	1,342	38,220

See accompanying notes to the Schedules of Portfolio Investments.

Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	366	19,815
Stericycle, Inc.* (Environmental Control)	183	13,128
Stryker Corp. (Healthcare - Products)	610	30,189
Symantec Corp.* (Internet)	976	15,792
T. Rowe Price Group, Inc. (Diversified Financial Services)	488	26,972
Tellabs, Inc. (Telecommunications)	244	1,664
Teradata Corp.* (Computers)	305	12,005
Teradyne, Inc.* (Semiconductors)	305	3,428
Texas Instruments, Inc. (Semiconductors)	1,403	41,487
The AES Corp.* (Electric)	732	8,740
The Charles Schwab Corp. (Diversified Financial Services)	854	13,152
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	183	13,024
The Gap, Inc. (Retail)	427	8,117
The Goldman Sachs Group, Inc. (Diversified Financial Services)	366	58,908
The Hershey Co. (Food)	122	6,038
Thermo Fisher Scientific, Inc.* (Electronics)	488	25,093
Tiffany & Co. (Retail)	244	12,932
TJX Cos., Inc. (Retail)	732	33,591
Total System Services, Inc. (Software)	122	1,904
Tyco International, Ltd. (Miscellaneous Manufacturing)	427	16,346
Union Pacific Corp. (Transportation)	549	48,136
United Parcel Service, Inc. - Class B (Transportation)	854	57,508
United Technologies Corp. (Aerospace/Defense)	1,708	127,707
UnitedHealth Group, Inc. (Healthcare - Services)	1,159	41,782
Urban Outfitters, Inc.* (Retail)	244	7,508
V.F. Corp. (Apparel)	61	5,078
Varian Medical Systems, Inc.* (Healthcare - Products)	244	15,426
Ventas, Inc. (REIT)	305	16,336
VeriSign, Inc.* (Internet)	122	4,240
Viacom, Inc. - Class B (Media)	1,098	42,372
Visa, Inc. - Class A (Commercial Services)	915	71,526
Vornado Realty Trust (REIT)	122	10,662
W.W. Grainger, Inc. (Distribution/Wholesale)	122	15,132
Walgreen Co. (Retail)	1,098	37,200
Waters Corp.* (Electronics)	183	13,566
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	183	8,537
Western Digital Corp.* (Computers)	427	13,673
Western Union Co. (Commercial Services)	1,220	21,472
Weyerhaeuser Co. (Forest Products & Paper)	244	3,958
Whole Foods Market, Inc.* (Food)	244	9,699
Windstream Corp. (Telecommunications)	366	4,634
Wyndham Worldwide Corp. (Lodging)	305	8,769
Wynn Resorts, Ltd. (Lodging)	122	13,075
Xilinx, Inc. (Semiconductors)	488	13,083
XL Group PLC (Insurance)	610	12,901
Yahoo!, Inc.* (Internet)	1,281	21,149
YUM! Brands, Inc. (Retail)	854	42,324
Zimmer Holdings, Inc.* (Healthcare - Products)	366	17,363

TOTAL COMMON STOCKS
(Cost $6,480,734)		9,967,394

	Principal
	Amount	Value

Repurchase Agreements (0.1%)
Deutsche Bank, 0.14%, 11/1/10, dated 10/29/10, with a repurchase price of $3,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp, 3.50%, 8/17/20, total value $4,018)	$3,000	$3,000
HSBC, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $6,000 (Collateralized by $7,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $6,988)	6,000	6,000
UMB, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 0.88%, 12/31/10, total value $3,113)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,000)		12,000

TOTAL INVESTMENT SECURITIES
(Cost $6,492,734)—100.0%		9,979,394
Net other assets (liabilities)—NM		(2,642)

NET ASSETS—100.0%		$9,976,752

*	Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Advertising	$16,089	0.2%
Aerospace/Defense	229,901	2.3%
Agriculture	97,867	1.0%
Apparel	79,122	0.8%
Auto Manufacturers	27,582	0.3%
Banks	15,145	0.2%
Beverages	472,954	4.7%
Biotechnology	165,019	1.7%
Chemicals	203,475	2.0%
Coal	49,211	0.5%
Commercial Services	220,522	2.2%
Computers	1,143,788	11.5%
Cosmetics/Personal Care	239,580	2.4%
Distribution/Wholesale	27,693	0.3%
Diversified Financial Services	292,693	2.9%
Electric	34,733	0.4%
Electrical Components & Equipment	30,140	0.3%
Electronics	73,054	0.7%

See accompanying notes to the Schedules of Portfolio Investments.

Energy - Alternate Sources	16,797	0.2%
Entertainment	7,859	0.1%
Environmental Control	20,402	0.2%
Food	90,576	0.9%
Forest Products & Paper	27,095	0.3%
Hand/Machine Tools	11,341	0.1%
Healthcare - Products	407,630	4.1%
Healthcare - Services	78,787	0.8%
Holding Companies - Diversified	3,101	NM
Home Furnishings	4,093	NM
Household Products/Wares	35,165	0.4%
Insurance	223,344	2.2%
Internet	543,350	5.4%
Iron/Steel	37,862	0.4%
Leisure Time	9,357	0.1%
Lodging	55,245	0.6%
Machinery - Construction & Mining	91,097	0.9%
Machinery - Diversified	74,099	0.7%
Media	179,916	1.8%
Metal Fabricate/Hardware	33,326	0.3%
Mining	136,553	1.4%
Miscellaneous Manufacturing	252,072	2.5%
Oil & Gas	770,709	7.7%
Oil & Gas Services	317,648	3.2%
Packaging & Containers	17,029	0.2%
Pharmaceuticals	510,596	5.1%
Pipelines	8,897	0.1%
REIT	153,682	1.5%
Real Estate	10,074	0.1%
Retail	448,889	4.5%
Savings & Loans	11,370	0.1%
Semiconductors	273,824	2.7%
Software	833,466	8.4%
Telecommunications	661,183	6.6%
Toys/Games/Hobbies	19,824	0.2%
Transportation	172,568	1.7%
Other**	9,358	0.1%

Total	$9,976,752	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Value ProFund	October 31, 2010
(unaudited)
	Shares	Value

Common Stocks (100.1%)
99 Cents Only Stores* (Retail)	1,807	$27,864
Aaron’s, Inc. (Commercial Services)	2,919	55,052
ACI Worldwide, Inc.* (Software)	834	20,325
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,668	83,517
Acxiom Corp.* (Software)	3,197	56,107
ADC Telecommunications, Inc.* (Telecommunications)	2,502	31,750
ADTRAN, Inc. (Telecommunications)	1,112	35,884
Advance Auto Parts, Inc. (Retail)	1,529	99,354
Aecom Technology Corp.* (Engineering & Construction)	4,587	121,510
AGCO Corp.* (Machinery - Diversified)	3,614	153,487
AGL Resources, Inc. (Gas)	3,058	120,057
AirTran Holdings, Inc.* (Airlines)	5,282	39,087
Alaska Air Group, Inc.* (Airlines)	1,390	73,392
Albemarle Corp. (Chemicals)	1,390	69,681
Alberto-Culver Co. (Cosmetics/Personal Care)	2,363	88,116
Alexander & Baldwin, Inc. (Transportation)	1,668	57,429
Alexandria Real Estate Equities, Inc. (REIT)	1,112	81,710
Alliant Energy Corp. (Electric)	4,309	157,408
Alliant Techsystems, Inc.* (Aerospace/Defense)	556	42,389
AMB Property Corp. (REIT)	6,672	188,084
American Eagle Outfitters, Inc. (Retail)	2,363	37,832
American Financial Group, Inc. (Insurance)	3,058	93,514
American Greetings Corp. - Class A (Household Products/Wares)	973	18,847
AnnTaylor Stores Corp.* (Retail)	973	22,671
AOL, Inc.* (Internet)	1,946	51,919
Apollo Investment Corp. (Investment Companies)	5,143	56,522
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,112	49,907
Aqua America, Inc. (Water)	3,475	74,817
Arch Coal, Inc. (Coal)	6,394	157,228
Arrow Electronics, Inc.* (Electronics)	4,587	135,821
Arthur J. Gallagher & Co. (Insurance)	2,641	74,371
Ashland, Inc. (Chemicals)	3,058	157,885
Associated Banc-Corp (Banks)	6,811	86,295
Astoria Financial Corp. (Savings & Loans)	3,197	39,707
Atmel Corp.* (Semiconductors)	10,842	96,060
Atmos Energy Corp. (Gas)	3,475	102,339
Avnet, Inc.* (Electronics)	5,977	177,995
BancorpSouth, Inc. (Banks)	2,919	38,502
Bank of Hawaii Corp. (Banks)	1,112	48,027
Barnes & Noble, Inc. (Retail)	1,529	22,904
Beckman Coulter, Inc. (Healthcare - Products)	1,112	59,203
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	278	25,192
BJ’s Wholesale Club, Inc.* (Retail)	2,085	87,007
Black Hills Corp. (Electric)	1,529	48,683
Bob Evans Farms, Inc. (Retail)	1,251	35,904
BorgWarner, Inc.* (Auto Parts & Equipment)	4,448	249,577
Boyd Gaming Corp.* (Lodging)	2,224	18,481
BRE Properties, Inc. - Class A (REIT)	1,529	65,640
Brinker International, Inc. (Retail)	4,031	74,735
Brown & Brown, Inc. (Insurance)	2,919	65,065
Cabot Corp. (Chemicals)	2,502	85,118
Cadence Design Systems, Inc.* (Computers)	5,421	45,916
Camden Property Trust (REIT)	1,529	75,823
Career Education Corp.* (Commercial Services)	1,668	29,257
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,112	38,998
Carpenter Technology Corp. (Iron/Steel)	1,668	59,481
Cathay Bancorp, Inc. (Banks)	3,058	41,589
Charles River Laboratories International, Inc.* (Biotechnology)	1,390	45,550
Church & Dwight, Inc. (Household Products/Wares)	1,529	100,685
Ciena Corp.* (Telecommunications)	1,112	15,446
Cimarex Energy Co. (Oil & Gas)	1,807	138,687
Cincinnati Bell, Inc.* (Telecommunications)	2,641	6,470
City National Corp. (Banks)	1,807	93,187
Clean Harbors, Inc.* (Environmental Control)	834	58,797
Cleco Corp. (Electric)	2,363	73,891
Coldwater Creek, Inc.* (Retail)	2,363	7,963
Commerce Bancshares, Inc. (Banks)	1,807	66,570
Commercial Metals Co. (Metal Fabricate/Hardware)	4,448	61,738
Comstock Resources, Inc.* (Oil & Gas)	834	18,640
Con-way, Inc. (Transportation)	2,085	68,826
Convergys Corp.* (Commercial Services)	4,865	55,072
CoreLogic, Inc. (Commercial Services)	4,031	70,825
Corinthian Colleges, Inc.* (Commercial Services)	2,085	10,884
Corn Products International, Inc. (Food)	2,919	124,203
Corporate Office Properties Trust (REIT)	1,112	39,465
Corrections Corp. of America* (Commercial Services)	1,946	49,954
Cousins Properties, Inc. (REIT)	4,031	29,870
Crane Co. (Miscellaneous Manufacturing)	695	26,591
Cullen/Frost Bankers, Inc. (Banks)	2,363	123,916
Cytec Industries, Inc. (Chemicals)	1,946	96,366
Deluxe Corp. (Commercial Services)	2,085	42,617
Dick’s Sporting Goods, Inc.* (Retail)	1,251	36,054
Diebold, Inc. (Computers)	2,641	80,947
Digital River, Inc.* (Internet)	417	15,537
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,529	74,493
DPL, Inc. (Electric)	1,807	47,163
DST Systems, Inc. (Computers)	834	36,087
Duke-Weeks Realty Corp. (REIT)	9,869	123,066
Dynegy, Inc.* (Electric)	4,031	18,704

See accompanying notes to the Schedules of Portfolio Investments.

Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,668	61,282
Energen Corp. (Gas)	973	43,435
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,529	114,339
Equity One, Inc. (REIT)	1,668	31,192
Essex Property Trust, Inc. (REIT)	695	78,507
Everest Re Group, Ltd. (Insurance)	2,224	187,439
Exterran Holdings, Inc.* (Oil & Gas Services)	2,502	62,975
Fair Isaac Corp. (Software)	1,668	40,099
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,807	20,365
Federal Realty Investment Trust (REIT)	1,251	102,557
Fidelity National Title Group, Inc. - Class A (Insurance)	8,896	119,117
First American Financial Corp. (Insurance)	1,807	25,370
First Niagara Financial Group, Inc. (Savings & Loans)	8,201	97,182
FirstMerit Corp. (Banks)	4,309	74,029
Flowers Foods, Inc. (Food)	1,807	46,042
Foot Locker, Inc. (Retail)	6,116	97,428
Forest Oil Corp.* (Oil & Gas)	2,502	76,886
Frontier Oil Corp. (Oil & Gas)	4,170	55,252
Fulton Financial Corp. (Banks)	7,784	72,703
GATX Corp. (Trucking & Leasing)	1,807	57,210
Gen-Probe, Inc.* (Healthcare - Products)	834	40,391
Graco, Inc. (Machinery - Diversified)	973	33,481
Granite Construction, Inc. (Engineering & Construction)	1,390	33,610
Great Plains Energy, Inc. (Electric)	5,282	100,516
Greenhill & Co., Inc. (Diversified Financial Services)	417	32,388
Hanesbrands, Inc.* (Apparel)	2,224	55,155
Hanover Insurance Group, Inc. (Insurance)	1,807	81,767
Harsco Corp. (Miscellaneous Manufacturing)	3,197	74,106
Harte-Hanks, Inc. (Advertising)	1,529	18,470
Hawaiian Electric Industries, Inc. (Electric)	3,614	81,460
HCC Insurance Holdings, Inc. (Insurance)	4,587	121,464
Health Management Associates, Inc. - Class A* (Healthcare - Services)	3,336	26,721
Health Net, Inc.* (Healthcare - Services)	3,892	104,656
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,946	24,695
Henry Schein, Inc.* (Healthcare - Products)	1,668	93,658
Herman Miller, Inc. (Office Furnishings)	2,224	42,768
Highwoods Properties, Inc. (REIT)	1,668	55,261
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,807	70,021
HNI Corp. (Office Furnishings)	834	20,566
Hologic, Inc.* (Healthcare - Products)	5,838	93,525
Hospitality Properties Trust (REIT)	4,865	110,971
Hubbell, Inc. - Class B (Electrical Components & Equipment)	834	45,053
IDACORP, Inc. (Electric)	1,946	71,613
IDEX Corp. (Machinery - Diversified)	1,529	55,166
Immucor, Inc.* (Healthcare - Products)	1,251	21,767
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	6,116	108,009
Integrated Device Technology, Inc.* (Semiconductors)	3,475	20,468
International Bancshares Corp. (Banks)	2,085	35,716
International Rectifier Corp.* (Semiconductors)	1,946	45,206
International Speedway Corp. (Entertainment)	1,112	25,398
Intersil Corp. - Class A (Semiconductors)	2,502	32,751
Intrepid Potash, Inc.* (Chemicals)	695	23,859
Jack Henry & Associates, Inc. (Computers)	1,390	37,752
Jefferies Group, Inc. (Diversified Financial Services)	2,780	66,525
JetBlue Airways Corp.* (Airlines)	7,923	55,303
John Wiley & Sons, Inc. (Media)	834	35,995
Kansas City Southern Industries, Inc.* (Transportation)	4,031	176,638
KB Home (Home Builders)	2,085	21,913
KBR, Inc. (Engineering & Construction)	6,116	155,346
Kennametal, Inc. (Hand/Machine Tools)	3,197	109,146
Kindred Healthcare, Inc.* (Healthcare - Services)	1,529	20,978
Korn/Ferry International* (Commercial Services)	1,807	31,857
Lam Research Corp.* (Semiconductors)	2,780	127,296
Lancaster Colony Corp. (Miscellaneous Manufacturing)	417	20,800
Landstar System, Inc. (Transportation)	1,112	41,833
Lennox International, Inc. (Building Materials)	1,112	45,603
Liberty Property Trust (REIT)	2,641	88,368
LifePoint Hospitals, Inc.* (Healthcare - Services)	2,085	70,723
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	695	41,533
Louisiana-Pacific Corp.* (Forest Products & Paper)	5,143	39,807
M.D.C. Holdings, Inc. (Home Builders)	1,529	39,372
Mack-Cali Realty Corp. (REIT)	1,668	56,011
Manpower, Inc. (Commercial Services)	3,197	174,972
ManTech International Corp. - Class A* (Software)	417	16,351
Mariner Energy, Inc.* (Oil & Gas)	2,224	55,422
Martin Marietta Materials (Building Materials)	1,112	89,494
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,112	36,718

See accompanying notes to the Schedules of Portfolio Investments.

MDU Resources Group, Inc. (Electric)	7,367	146,824
Mentor Graphics Corp.* (Computers)	4,309	46,537
Mercury General Corp. (Insurance)	1,390	59,047
Mine Safety Appliances Co. (Environmental Control)	1,251	35,228
Minerals Technologies, Inc. (Chemicals)	695	40,776
Mohawk Industries, Inc.* (Textiles)	2,224	127,524
MSC Industrial Direct Co. - Class A (Retail)	834	47,488
National Fuel Gas Co. (Pipelines)	1,946	107,380
Nationwide Health Properties, Inc. (REIT)	2,085	85,131
Navigant Consulting Co.* (Commercial Services)	1,946	17,806
NCR Corp.* (Computers)	6,255	85,819
New York Community Bancorp (Savings & Loans)	17,097	289,452
NewAlliance Bancshares, Inc. (Savings & Loans)	4,170	53,751
NSTAR (Electric)	4,031	168,133
NV Energy, Inc. (Electric)	9,174	125,317
NVR, Inc.* (Home Builders)	278	174,420
OGE Energy Corp. (Electric)	3,892	171,871
Old Republic International Corp. (Insurance)	10,147	133,940
Olin Corp. (Chemicals)	3,058	61,129
OMEGA Healthcare Investors, Inc. (REIT)	1,668	38,364
Omnicare, Inc. (Pharmaceuticals)	4,587	110,638
Overseas Shipholding Group, Inc. (Transportation)	1,112	37,174
Owens & Minor, Inc. (Distribution/Wholesale)	2,502	71,257
Packaging Corp. of America (Packaging & Containers)	2,085	50,937
PacWest Bancorp (Banks)	834	14,537
Parametric Technology Corp.* (Software)	2,780	59,687
Patriot Coal Corp.* (Coal)	3,197	43,128
Patterson-UTI Energy, Inc. (Oil & Gas)	6,116	118,712
Pentair, Inc. (Miscellaneous Manufacturing)	3,892	127,385
PetSmart, Inc. (Retail)	1,529	57,230
Pharmaceutical Product Development, Inc. (Commercial Services)	2,780	71,752
Phillips-Van Heusen Corp. (Apparel)	834	51,158
Plantronics, Inc. (Telecommunications)	973	34,911
PNM Resources, Inc. (Electric)	3,336	39,331
Potlatch Corp. (Forest Products & Paper)	973	33,131
Pride International, Inc.* (Oil & Gas)	2,641	80,075
Prosperity Bancshares, Inc. (Banks)	834	25,929
Protective Life Corp. (Insurance)	3,336	79,964
Psychiatric Solutions, Inc.* (Healthcare - Services)	834	28,106
Quest Software, Inc.* (Software)	973	25,463
Questar Corp. (Pipelines)	3,614	61,330
Ralcorp Holdings, Inc.* (Food)	2,224	138,021
Raymond James Financial Corp. (Diversified Financial Services)	3,892	109,832
Rayonier, Inc. (Forest Products & Paper)	1,946	101,581
Realty Income Corp. (REIT)	1,946	66,709
Regal-Beloit Corp. (Hand/Machine Tools)	556	32,087
Regency Centers Corp. (REIT)	2,085	87,945
Regis Corp. (Retail)	2,224	45,481
Reinsurance Group of America, Inc. (Insurance)	2,919	146,154
Rent-A-Center, Inc. (Commercial Services)	2,641	66,395
RF Micro Devices, Inc.* (Telecommunications)	4,865	35,466
Rock-Tenn Co. - Class A (Forest Products & Paper)	695	39,511
Rollins, Inc. (Commercial Services)	834	21,726
RPM, Inc. (Chemicals)	2,502	51,816
Ruddick Corp. (Food)	1,668	58,213
Saks, Inc.* (Retail)	6,255	69,681
Scholastic Corp. (Media)	1,112	32,748
Scientific Games Corp. - Class A* (Entertainment)	1,529	12,079
Senior Housing Properties Trust (REIT)	3,197	76,376
Sensient Technologies Corp. (Chemicals)	1,946	62,875
Service Corp. International (Commercial Services)	4,170	34,528
Shaw Group, Inc.* (Engineering & Construction)	3,336	101,948
Silgan Holdings, Inc. (Packaging & Containers)	1,112	37,530
Smithfield Foods, Inc.* (Food)	6,533	109,428
Sonoco Products Co. (Packaging & Containers)	3,892	130,382
Southern Union Co. (Gas)	2,224	55,889
SPX Corp. (Miscellaneous Manufacturing)	695	46,607
SRA International, Inc. - Class A* (Computers)	1,668	33,377
StanCorp Financial Group, Inc. (Insurance)	1,807	77,520
STERIS Corp. (Healthcare - Products)	1,251	42,809
SVB Financial Group* (Banks)	973	42,170
Synopsys, Inc.* (Computers)	2,641	67,557
Synovus Financial Corp. (Banks)	30,858	66,653
TCF Financial Corp. (Banks)	5,004	65,853
Tech Data Corp.* (Distribution/Wholesale)	1,807	77,683
Techne Corp. (Healthcare - Products)	695	42,339
Teleflex, Inc. (Miscellaneous Manufacturing)	1,529	85,242
Telephone & Data Systems, Inc. (Telecommunications)	3,614	125,876
Temple-Inland, Inc. (Forest Products & Paper)	1,807	37,441
Terex Corp.* (Machinery - Construction & Mining)	4,309	96,737
The Brink’s Co. (Miscellaneous Manufacturing)	1,807	42,645
The Macerich Co. (REIT)	1,529	68,209

See accompanying notes to the Schedules of Portfolio Investments.

The Ryland Group, Inc. (Home Builders)	1,668	24,987
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	973	51,958
The Timberland Co. - Class A* (Apparel)	1,529	32,078
Thor Industries, Inc. (Home Builders)	1,529	48,148
Tidewater, Inc. (Oil & Gas Services)	695	32,060
Timken Co. (Metal Fabricate/Hardware)	3,197	132,420
Toll Brothers, Inc.* (Home Builders)	5,699	102,240
Tootsie Roll Industries, Inc. (Food)	556	14,595
Towers Watson & Co. - Class A (Commercial Services)	1,807	92,916
Tractor Supply Co. (Retail)	973	38,531
Transatlantic Holdings, Inc. (Insurance)	1,529	80,425
Trimble Navigation, Ltd.* (Electronics)	1,946	69,745
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,197	72,668
Trustmark Corp. (Banks)	2,224	49,128
UDR, Inc. (REIT)	4,865	109,365
UGI Corp. (Gas)	4,309	129,658
Unit Corp.* (Oil & Gas)	1,529	59,983
United Rentals, Inc.* (Commercial Services)	1,668	31,342
Unitrin, Inc. (Insurance)	1,946	47,288
Universal Corp. (Agriculture)	973	40,321
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,668	68,838
URS Corp.* (Engineering & Construction)	3,336	129,870
Valley National Bancorp (Banks)	6,394	85,296
Valspar Corp. (Chemicals)	3,892	124,933
VCA Antech, Inc.* (Pharmaceuticals)	1,251	25,858
Vectren Corp. (Gas)	3,197	87,534
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,031	154,508
Vishay Intertechnology, Inc.* (Electronics)	4,865	54,974
W.R. Berkley Corp. (Insurance)	4,726	130,060
Wabtec Corp. (Machinery - Diversified)	834	39,065
Washington Federal, Inc. (Savings & Loans)	4,448	66,853
Waste Connections, Inc. (Environmental Control)	1,390	56,629
Watsco, Inc. (Distribution/Wholesale)	695	38,899
Webster Financial Corp. (Banks)	2,641	45,214
Weingarten Realty Investors (REIT)	4,726	114,038
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	12,649	58,185
Werner Enterprises, Inc. (Transportation)	1,807	38,525
Westamerica Bancorp (Banks)	695	34,764
Westar Energy, Inc. (Electric)	4,309	109,018
WGL Holdings, Inc. (Gas)	1,946	75,018
Wilmington Trust Corp. (Banks)	3,614	25,696
Woodward Governor Co. (Electronics)	695	21,781
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,224	34,250
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	973	34,814

TOTAL COMMON STOCKS
(Cost $16,538,050)		19,924,487

TOTAL INVESTMENT SECURITIES
(Cost $16,538,050)—100.1%		19,924,487
Net other assets (liabilities)—(0.1)%		(14,068)

NET ASSETS—100.0%		$19,910,419

*	Non-income producing security

Mid-Cap Value ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Advertising	$18,470	0.1%
Aerospace/Defense	42,389	0.2%
Agriculture	40,321	0.2%
Airlines	167,782	0.8%
Apparel	138,391	0.7%
Auto Parts & Equipment	249,577	1.3%
Banks	1,135,774	5.7%
Biotechnology	225,250	1.1%
Building Materials	135,097	0.7%
Chemicals	774,438	3.9%
Coal	200,356	1.0%
Commercial Services	856,955	4.3%
Computers	433,992	2.2%
Cosmetics/Personal Care	88,116	0.4%
Distribution/Wholesale	295,848	1.5%
Diversified Financial Services	208,745	1.1%
Electric	1,359,932	6.8%
Electrical Components & Equipment	159,392	0.8%
Electronics	460,316	2.3%
Engineering & Construction	542,284	2.7%
Entertainment	37,477	0.2%
Environmental Control	150,654	0.8%
Food	490,502	2.5%
Forest Products & Paper	251,471	1.3%
Gas	613,930	3.1%
Hand/Machine Tools	182,766	0.9%
Healthcare - Products	463,713	2.3%
Healthcare - Services	320,022	1.6%
Home Builders	411,080	2.1%
Household Products/Wares	171,490	0.9%
Insurance	1,522,505	7.6%
Internet	67,456	0.3%
Investment Companies	56,522	0.3%
Iron/Steel	59,481	0.3%
Lodging	18,481	0.1%
Machinery - Construction & Mining	96,737	0.5%
Machinery - Diversified	316,013	1.6%
Media	68,743	0.3%
Metal Fabricate/Hardware	228,408	1.2%
Miscellaneous Manufacturing	779,677	3.9%
Office Furnishings	63,334	0.3%
Oil & Gas	603,657	3.0%
Oil & Gas Services	119,730	0.6%
Packaging & Containers	218,849	1.1%
Pharmaceuticals	197,778	1.0%
Pipelines	168,710	0.9%
REIT	1,772,662	8.9%

See accompanying notes to the Schedules of Portfolio Investments.

Retail	808,127	4.1%
Retail - Restaurants	58,185	0.3%
Savings & Loans	546,945	2.7%
Semiconductors	342,146	1.7%
Software	218,032	1.1%
Telecommunications	285,803	1.4%
Textiles	127,524	0.6%
Transportation	420,425	2.1%
Trucking & Leasing	57,210	0.3%
Water	74,817	0.4%
Other**	(14,068)	(0.1)%

Total	$19,910,419	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mid-Cap Growth ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (100.1%)
ACI Worldwide, Inc.* (Software)	524	$12,770
ADC Telecommunications, Inc.* (Telecommunications)	1,572	19,949
ADTRAN, Inc. (Telecommunications)	1,572	50,728
Advance Auto Parts, Inc. (Retail)	2,096	136,198
Advent Software, Inc.* (Software)	786	42,224
Aeropostale, Inc.* (Retail)	4,454	108,589
Affiliated Managers Group, Inc.* (Diversified Financial Services)	2,620	224,298
Albemarle Corp. (Chemicals)	2,882	144,475
Alberto-Culver Co. (Cosmetics/Personal Care)	1,310	48,850
Alexandria Real Estate Equities, Inc. (REIT)	1,048	77,007
Alliance Data Systems Corp.* (Commercial Services)	2,620	159,086
Alliant Techsystems, Inc.* (Aerospace/Defense)	786	59,925
Allscripts Healthcare Solutions, Inc.* (Software)	8,122	155,049
American Eagle Outfitters, Inc. (Retail)	6,550	104,866
American Greetings Corp. - Class A (Household Products/Wares)	786	15,225
Ametek, Inc. (Electrical Components & Equipment)	5,240	283,222
AnnTaylor Stores Corp.* (Retail)	1,572	36,628
ANSYS, Inc.* (Software)	4,454	201,543
AOL, Inc.* (Internet)	2,882	76,892
Apollo Investment Corp. (Investment Companies)	3,144	34,553
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,834	82,310
Aqua America, Inc. (Water)	2,358	50,768
Arthur J. Gallagher & Co. (Insurance)	1,834	51,645
Atmel Corp.* (Semiconductors)	9,170	81,246
Atwood Oceanics, Inc.* (Oil & Gas)	2,620	85,176
Baldor Electric Co. (Hand/Machine Tools)	2,358	99,083
Bally Technologies, Inc.* (Entertainment)	2,620	94,530
Bank of Hawaii Corp. (Banks)	1,048	45,263
BE Aerospace, Inc.* (Aerospace/Defense)	4,978	182,991
Beckman Coulter, Inc. (Healthcare - Products)	2,096	111,591
Bill Barrett Corp.* (Oil & Gas)	2,358	89,015
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	524	47,485
BRE Properties, Inc. - Class A (REIT)	1,310	56,238
Broadridge Financial Solutions, Inc. (Software)	6,288	138,336
Brown & Brown, Inc. (Insurance)	2,096	46,720
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	3,930	267,869
Cadence Design Systems, Inc.* (Computers)	6,288	53,259
Camden Property Trust (REIT)	1,310	64,963
Career Education Corp.* (Commercial Services)	1,048	18,382
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,572	55,130
Charles River Laboratories International, Inc.* (Biotechnology)	1,310	42,929
Cheesecake Factory, Inc.* (Retail)	2,882	83,924
Chico’s FAS, Inc. (Retail)	8,908	86,586
Chipotle Mexican Grill, Inc. - Class A* (Retail)	1,572	330,450
Church & Dwight, Inc. (Household Products/Wares)	1,572	103,516
Ciena Corp.* (Telecommunications)	3,144	43,670
Cimarex Energy Co. (Oil & Gas)	1,834	140,760
Cincinnati Bell, Inc.* (Telecommunications)	6,550	16,048
Collective Brands, Inc.* (Retail)	3,144	48,198
Commerce Bancshares, Inc. (Banks)	1,310	48,260
Commscope, Inc.* (Telecommunications)	4,716	149,309
Community Health Systems, Inc.* (Healthcare - Services)	4,716	141,857
Comstock Resources, Inc.* (Oil & Gas)	1,310	29,279
Copart, Inc.* (Retail)	3,406	115,327
Corinthian Colleges, Inc.* (Commercial Services)	1,834	9,573
Corporate Office Properties Trust (REIT)	1,572	55,790
Corrections Corp. of America* (Commercial Services)	2,882	73,981
Covance, Inc.* (Healthcare - Services)	3,144	147,737
Crane Co. (Miscellaneous Manufacturing)	1,572	60,145
Cree Research, Inc.* (Semiconductors)	5,240	268,760
Dick’s Sporting Goods, Inc.* (Retail)	2,620	75,508
Digital River, Inc.* (Internet)	1,310	48,811
Dollar Tree, Inc.* (Retail)	6,288	322,637
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,834	89,352
DPL, Inc. (Electric)	3,668	95,735
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	3,406	120,232
Dress Barn, Inc.* (Retail)	3,406	78,134
Drill-Quip, Inc.* (Oil & Gas Services)	1,572	108,625
DST Systems, Inc. (Computers)	786	34,010
Eaton Vance Corp. (Diversified Financial Services)	5,764	165,830
Edwards Lifesciences Corp.* (Healthcare - Products)	5,502	351,633
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,668	134,762
Energen Corp. (Gas)	2,358	105,261
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,572	117,554
Equinix, Inc.* (Internet)	2,358	198,638
Essex Property Trust, Inc. (REIT)	524	59,191
F5 Networks, Inc.* (Internet)	3,930	462,561
FactSet Research Systems, Inc. (Computers)	2,358	206,985
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,930	44,291

See accompanying notes to the Schedules of Portfolio Investments.

Federal Realty Investment Trust (REIT)	1,310	107,394
First American Financial Corp. (Insurance)	2,882	40,463
Flowers Foods, Inc. (Food)	1,572	40,055
Forest Oil Corp.* (Oil & Gas)	2,620	80,513
Fossil, Inc.* (Household Products/Wares)	2,620	154,554
FTI Consulting, Inc.* (Commercial Services)	2,358	83,615
Gardner Denver, Inc. (Machinery - Diversified)	2,620	151,488
Gartner Group, Inc.* (Commercial Services)	3,668	116,239
Gen-Probe, Inc.* (Healthcare - Products)	1,310	63,443
Gentex Corp. (Electronics)	6,812	136,104
Global Payments, Inc. (Software)	3,930	153,113
Graco, Inc. (Machinery - Diversified)	1,572	54,093
Green Mountain Coffee Roasters, Inc.* (Beverages)	5,502	181,511
Greenhill & Co., Inc. (Diversified Financial Services)	786	61,049
Greif, Inc. - Class A (Packaging & Containers)	1,572	92,339
GUESS?, Inc. (Apparel)	3,144	122,364
Hanesbrands, Inc.* (Apparel)	1,834	45,483
Hansen Natural Corp.* (Beverages)	3,406	174,421
Health Management Associates, Inc. - Class A* (Healthcare - Services)	8,122	65,057
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,620	33,248
Henry Schein, Inc.* (Healthcare - Products)	2,358	132,402
Highwoods Properties, Inc. (REIT)	1,310	43,400
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,048	40,610
HNI Corp. (Office Furnishings)	1,310	32,305
Hologic, Inc.* (Healthcare - Products)	5,240	83,945
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,096	113,226
IDEX Corp. (Machinery - Diversified)	2,096	75,624
IDEXX Laboratories, Inc.* (Healthcare - Products)	2,882	172,805
Immucor, Inc.* (Healthcare - Products)	1,834	31,912
Informatica Corp.* (Software)	4,454	181,233
Integrated Device Technology, Inc.* (Semiconductors)	3,406	20,061
International Rectifier Corp.* (Semiconductors)	1,048	24,345
Intersil Corp. - Class A (Semiconductors)	2,882	37,725
Intrepid Potash, Inc.* (Chemicals)	1,310	44,972
Itron, Inc.* (Electronics)	2,096	127,374
ITT Educational Services, Inc.* (Commercial Services)	1,310	84,534
J. Crew Group, Inc.* (Retail)	3,144	100,577
J.B. Hunt Transport Services, Inc. (Transportation)	4,454	160,166
Jack Henry & Associates, Inc. (Computers)	2,358	64,043
Jefferies Group, Inc. (Diversified Financial Services)	2,620	62,697
John Wiley & Sons, Inc. (Media)	1,310	56,540
Jones Lang LaSalle, Inc. (Real Estate)	2,096	163,614
Joy Global, Inc. (Machinery - Construction & Mining)	4,978	353,189
KB Home (Home Builders)	1,048	11,014
Kinetic Concepts, Inc.* (Healthcare - Products)	3,144	119,566
Kirby Corp.* (Transportation)	2,620	112,634
Lam Research Corp.* (Semiconductors)	2,620	119,970
Lamar Advertising Co.* (Advertising)	2,882	97,959
Lancaster Colony Corp. (Miscellaneous Manufacturing)	524	26,137
Landstar System, Inc. (Transportation)	1,048	39,426
Lender Processing Services, Inc. (Diversified Financial Services)	4,454	128,453
Lennox International, Inc. (Building Materials)	786	32,234
Liberty Property Trust (REIT)	2,358	78,899
Life Time Fitness, Inc.* (Leisure Time)	2,096	75,728
Lincare Holdings, Inc. (Healthcare - Services)	4,716	123,654
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,048	62,628
LKQ Corp.* (Distribution/Wholesale)	7,074	153,789
Lubrizol Corp. (Chemicals)	3,406	349,081
Mack-Cali Realty Corp. (REIT)	1,834	61,586
ManTech International Corp. - Class A* (Software)	524	20,546
Mariner Energy, Inc.* (Oil & Gas)	2,358	58,761
Martin Marietta Materials (Building Materials)	786	63,257
Masimo Corp. (Healthcare - Products)	2,882	86,950
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,882	85,740
Mednax, Inc.* (Healthcare - Services)	2,358	139,617
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,572	205,240
Micros Systems, Inc.* (Computers)	3,930	178,383
MSC Industrial Direct Co. - Class A (Retail)	1,048	59,673
MSCI, Inc. - Class A* (Software)	5,764	206,639
National Fuel Gas Co. (Pipelines)	1,572	86,743
National Instruments Corp. (Computers)	2,882	100,265
Nationwide Health Properties, Inc. (REIT)	3,406	139,067
Netflix, Inc.* (Internet)	2,096	363,656
NeuStar, Inc.* (Telecommunications)	3,668	94,671
Newfield Exploration Co.* (Oil & Gas)	6,550	390,511
NewMarket Corp. (Chemicals)	524	62,104
Nordson Corp. (Machinery - Diversified)	1,572	122,647
Oceaneering International, Inc.* (Oil & Gas Services)	2,620	162,099
OMEGA Healthcare Investors, Inc. (REIT)	2,620	60,260

See accompanying notes to the Schedules of Portfolio Investments.

Oshkosh Truck Corp.* (Auto Manufacturers)	4,454	131,438
Packaging Corp. of America (Packaging & Containers)	2,620	64,007
PacWest Bancorp (Banks)	524	9,133
Panera Bread Co. - Class A* (Retail)	1,572	140,710
Parametric Technology Corp.* (Software)	2,358	50,626
Perrigo Co. (Pharmaceuticals)	3,930	258,908
PetSmart, Inc. (Retail)	3,930	147,100
Pharmaceutical Product Development, Inc. (Commercial Services)	2,358	60,860
Phillips-Van Heusen Corp. (Apparel)	2,096	128,569
Plains Exploration & Production Co.* (Oil & Gas)	6,812	189,850
Plantronics, Inc. (Telecommunications)	1,048	37,602
Polycom, Inc.* (Telecommunications)	4,192	141,606
Potlatch Corp. (Forest Products & Paper)	786	26,763
Pride International, Inc.* (Oil & Gas)	5,240	158,877
Prosperity Bancshares, Inc. (Banks)	1,048	32,582
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,834	61,806
Quest Software, Inc.* (Software)	1,834	47,996
Questar Corp. (Pipelines)	3,930	66,692
Quicksilver Resources, Inc.* (Oil & Gas)	5,764	86,287
Rackspace Hosting, Inc.* (Internet)	4,716	117,711
Rayonier, Inc. (Forest Products & Paper)	1,572	82,058
Realty Income Corp. (REIT)	2,620	89,814
Regal-Beloit Corp. (Hand/Machine Tools)	1,048	60,480
Regency Centers Corp. (REIT)	1,310	55,256
Reliance Steel & Aluminum Co. (Iron/Steel)	3,668	153,506
ResMed, Inc.* (Healthcare - Products)	7,336	233,798
RF Micro Devices, Inc.* (Telecommunications)	7,336	53,479
Riverbed Technology, Inc.* (Computers)	3,406	195,981
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,048	59,579
Rollins, Inc. (Commercial Services)	1,048	27,300
Rovi Corp.* (Semiconductors)	4,978	252,136
RPM, Inc. (Chemicals)	3,144	65,112
Scientific Games Corp. - Class A* (Entertainment)	1,048	8,279
SEI Investments Co. (Software)	7,074	156,689
Semtech Corp.* (Semiconductors)	3,144	67,313
Senior Housing Properties Trust (REIT)	2,358	56,333
Service Corp. International (Commercial Services)	6,812	56,403
Silgan Holdings, Inc. (Packaging & Containers)	1,310	44,213
Silicon Laboratories, Inc.* (Semiconductors)	2,096	83,630
Skyworks Solutions, Inc.* (Semiconductors)	8,646	198,080
SL Green Realty Corp. (REIT)	3,930	258,280
Solera Holdings, Inc. (Software)	3,406	163,658
Sotheby’s (Commercial Services)	3,406	149,319
Southern Union Co. (Gas)	3,406	85,593
SPX Corp. (Miscellaneous Manufacturing)	1,572	105,418
Steel Dynamics, Inc. (Iron/Steel)	10,742	155,974
STERIS Corp. (Healthcare - Products)	1,310	44,828
Strayer Education, Inc. (Commercial Services)	786	109,906
Superior Energy Services, Inc.* (Oil & Gas Services)	3,930	108,547
SVB Financial Group* (Banks)	786	34,065
Syniverse Holdings, Inc.* (Telecommunications)	3,406	103,849
Synopsys, Inc.* (Computers)	3,930	100,529
Techne Corp. (Healthcare - Products)	1,048	63,844
Temple-Inland, Inc. (Forest Products & Paper)	3,144	65,144
The Corporate Executive Board Co. (Commercial Services)	1,572	49,109
The Macerich Co. (REIT)	4,454	198,693
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,048	55,963
The Warnaco Group, Inc.* (Apparel)	2,096	111,319
Thomas & Betts Corp.* (Electronics)	2,620	114,101
Thoratec Corp.* (Healthcare - Products)	2,882	94,068
Tibco Software, Inc.* (Internet)	8,122	156,105
Tidewater, Inc. (Oil & Gas Services)	1,572	72,516
Tootsie Roll Industries, Inc. (Food)	524	13,755
Tractor Supply Co. (Retail)	2,358	93,377
Transatlantic Holdings, Inc. (Insurance)	1,048	55,125
Trimble Navigation, Ltd.* (Electronics)	3,406	122,071
Tupperware Corp. (Household Products/Wares)	3,144	140,883
tw telecom, Inc.* (Telecommunications)	7,336	134,982
UDR, Inc. (REIT)	2,620	58,898
Under Armour, Inc. - Class A* (Retail)	1,834	85,611
United Rentals, Inc.* (Commercial Services)	786	14,769
United Therapeutics Corp.* (Pharmaceuticals)	2,358	141,480
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,620	108,127
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,048	82,635
ValueClick, Inc.* (Internet)	3,930	54,077
VCA Antech, Inc.* (Pharmaceuticals)	2,620	54,155
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,978	190,807
Vishay Intertechnology, Inc.* (Electronics)	3,144	35,527
Wabtec Corp. (Machinery - Diversified)	1,310	61,360
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	4,192	121,861
Waste Connections, Inc. (Environmental Control)	2,096	85,391
Watsco, Inc. (Distribution/Wholesale)	524	29,328

See accompanying notes to the Schedules of Portfolio Investments.

WellCare Health Plans, Inc.* (Healthcare - Services)	2,096	58,227
Westamerica Bancorp (Banks)	524	26,210
Williams Sonoma, Inc. (Retail)	5,240	169,619
WMS Industries, Inc.* (Leisure Time)	2,882	125,742
Woodward Governor Co. (Electronics)	1,834	57,478
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,572	56,246

TOTAL COMMON STOCKS (Cost $21,235,769)		25,510,489

	Principal
	Amount	Value

Repurchase Agreements (NM)
HSBC, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $1,000 (Collateralized by $5,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $4,991)	$1,000	$1,000
UMB, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $2,000 (Collateralized by $2,100 U.S. Treasury Notes, 0.88%, 12/31/10, total value $2,109)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES (Cost $21,238,769)—100.1%		25,513,489
Net other assets (liabilities)—(0.1)%		(15,471)

NET ASSETS—100.0%		$25,498,018

*	Non-income producing security

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Advertising	$97,959	0.4%
Aerospace/Defense	242,916	1.0%
Apparel	407,735	1.6%
Auto Manufacturers	131,438	0.5%
Banks	195,513	0.8%
Beverages	355,932	1.4%
Biotechnology	281,221	1.1%
Building Materials	95,491	0.4%
Chemicals	665,744	2.6%
Commercial Services	1,013,076	4.0%
Computers	933,455	3.7%
Cosmetics/Personal Care	48,850	0.2%
Distribution/Wholesale	183,117	0.7%
Diversified Financial Services	764,188	3.0%
Electric	95,735	0.4%
Electrical Components & Equipment	719,242	2.8%
Electronics	592,655	2.3%
Entertainment	223,041	0.9%
Environmental Control	85,391	0.3%
Food	53,810	0.2%
Forest Products & Paper	233,544	0.9%
Gas	190,854	0.8%
Hand/Machine Tools	222,191	0.9%
Healthcare - Products	1,631,395	6.4%
Healthcare - Services	846,082	3.3%
Home Builders	11,014	NM
Household Products/Wares	470,141	1.9%
Insurance	193,953	0.8%
Internet	1,478,451	5.8%
Investment Companies	34,553	0.1%
Iron/Steel	309,480	1.2%
Leisure Time	201,470	0.8%
Machinery - Construction & Mining	621,058	2.4%
Machinery - Diversified	521,458	2.1%
Media	56,540	0.2%
Metal Fabricate/Hardware	82,635	0.3%
Miscellaneous Manufacturing	418,492	1.6%
Office Furnishings	32,305	0.1%
Oil & Gas	1,309,029	5.1%
Oil & Gas Services	485,035	1.9%
Packaging & Containers	200,559	0.8%
Pharmaceuticals	675,045	2.7%
Pipelines	153,435	0.6%
REIT	1,521,069	6.0%
Real Estate	163,614	0.6%
Retail	2,323,712	9.1%
Semiconductors	1,197,557	4.7%
Software	1,530,422	6.0%
Telecommunications	845,893	3.3%
Transportation	312,226	1.2%
Water	50,768	0.2%
Other**	(12,471)	(0.1)%

Total	$25,498,018	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Value ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.8%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	2,540	$39,116
AAR Corp.* (Aerospace/Defense)	6,096	134,356
ABM Industries, Inc. (Commercial Services)	7,366	166,103
Actel Corp.* (Semiconductors)	2,286	47,686
Actuant Corp. - Class A (Miscellaneous Manufacturing)	10,668	239,710
Administaff, Inc. (Commercial Services)	1,778	46,601
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,810	54,712
Affymetrix, Inc.* (Biotechnology)	6,858	30,724
Agilysys, Inc.* (Computers)	3,048	18,288
Albany International Corp. - Class A (Machinery - Diversified)	4,318	88,087
ALLETE, Inc. (Electric)	4,826	175,570
Alliance One International, Inc.* (Agriculture)	13,970	61,747
American Public Education, Inc.* (Commercial Services)	1,524	42,611
American Science & Engineering, Inc. (Electronics)	762	62,751
American States Water Co. (Water)	1,524	56,921
American Vanguard Corp. (Chemicals)	3,302	24,336
AMERIGROUP Corp.* (Healthcare - Services)	7,874	328,582
Amerisafe, Inc.* (Insurance)	2,794	53,337
AMN Healthcare Services, Inc.* (Commercial Services)	6,096	32,309
AmSurg Corp.* (Healthcare - Services)	2,286	41,331
Analogic Corp. (Electronics)	1,270	57,950
Anixter International, Inc. (Telecommunications)	2,032	109,098
Apogee Enterprises, Inc. (Building Materials)	4,318	45,296
Applied Industrial Technologies, Inc. (Machinery - Diversified)	5,842	177,655
Applied Signal Technology, Inc. (Telecommunications)	1,016	34,097
Arch Chemicals, Inc. (Chemicals)	3,810	135,293
Arctic Cat, Inc.* (Leisure Time)	2,032	27,046
Arkansas Best Corp. (Transportation)	4,064	102,941
ArQule, Inc.* (Biotechnology)	3,048	16,825
Arris Group, Inc.* (Telecommunications)	9,906	92,225
Astec Industries, Inc.* (Machinery - Construction & Mining)	3,048	89,825
ATMI, Inc.* (Semiconductors)	2,286	40,394
Audiovox Corp. - Class A* (Telecommunications)	2,794	18,105
Avid Technology, Inc.* (Software)	4,572	57,699
Avista Corp. (Electric)	8,636	188,610
Badger Meter, Inc. (Electronics)	1,016	42,195
Bank Mutual Corp. (Banks)	7,112	34,280
Bank of the Ozarks, Inc. (Banks)	762	28,964
Barnes Group, Inc. (Miscellaneous Manufacturing)	7,112	129,367
Basic Energy Services, Inc.* (Oil & Gas Services)	3,556	39,329
Bel Fuse, Inc. - Class B (Electronics)	1,778	40,556
Belden, Inc. (Electrical Components & Equipment)	3,810	106,299
Benchmark Electronics, Inc.* (Electronics)	9,652	158,582
BioMed Realty Trust, Inc. (REIT)	10,922	200,419
Black Box Corp. (Telecommunications)	2,794	92,761
Blyth, Inc. (Household Products/Wares)	762	30,571
Boston Private Financial Holdings, Inc. (Banks)	11,938	68,166
Bowne & Co., Inc. (Commercial Services)	6,350	72,073
Brady Corp. - Class A (Electronics)	4,064	124,968
Briggs & Stratton Corp. (Machinery - Diversified)	7,874	138,582
Brightpoint, Inc.* (Distribution/Wholesale)	10,922	81,806
Bristow Group, Inc.* (Transportation)	5,588	216,703
Brookline Bancorp, Inc. (Savings & Loans)	5,334	51,953
Brooks Automation, Inc.* (Semiconductors)	5,334	36,218
Brown Shoe Co., Inc. (Retail)	6,858	80,582
Brunswick Corp. (Leisure Time)	13,970	221,005
Brush Engineered Materials, Inc.* (Mining)	1,524	50,521
Buckeye Technologies, Inc. (Forest Products & Paper)	3,048	55,016
Cabela’s, Inc.* (Retail)	6,350	117,729
Cabot Microelectronics Corp.* (Chemicals)	2,032	78,496
CACI International, Inc. - Class A* (Computers)	4,826	241,879
Calgon Carbon Corp.* (Environmental Control)	3,810	57,188
Callaway Golf Co. (Leisure Time)	10,160	69,901
Cambrex Corp.* (Biotechnology)	4,572	20,711
Carter’s, Inc.* (Apparel)	3,810	94,869
Cascade Corp. (Machinery - Diversified)	1,524	53,934
Casey’s General Stores, Inc. (Retail)	5,842	242,209
CDI Corp. (Commercial Services)	2,032	29,119
Cedar Shopping Centers, Inc. (REIT)	7,366	46,479
Centene Corp.* (Healthcare - Services)	7,620	170,078
Central Garden & Pet Co. - Class A* (Household Products/Wares)	8,890	92,901
Central Vermont Public Service Corp. (Electric)	2,032	41,087
Century Aluminum Co.* (Mining)	8,890	120,193
Ceradyne, Inc.* (Miscellaneous Manufacturing)	4,064	96,764
CH Energy Group, Inc. (Electric)	2,540	115,443
Checkpoint Systems, Inc.* (Electronics)	6,096	134,112
Chemed Corp. (Commercial Services)	1,524	89,825
Christopher & Banks Corp. (Retail)	5,588	33,305
Ciber, Inc.* (Computers)	10,922	40,084
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,524	53,462
City Holding Co. (Banks)	1,524	48,311

See accompanying notes to the Schedules of Portfolio Investments.

Clarcor, Inc. (Miscellaneous Manufacturing)	4,318	171,252
Clearwater Paper Corp.* (Forest Products & Paper)	1,778	143,574
Cognex Corp. (Machinery - Diversified)	2,794	74,600
Cohu, Inc. (Semiconductors)	3,810	54,674
Colonial Properties Trust (REIT)	11,176	200,386
Columbia Banking System, Inc. (Banks)	6,096	111,008
Comfort Systems USA, Inc. (Building Materials)	5,842	66,891
Community Bank System, Inc. (Banks)	5,080	118,720
Comtech Telecommunications Corp. (Telecommunications)	4,318	133,081
CONMED Corp.* (Healthcare - Products)	4,572	100,630
Consolidated Graphics, Inc.* (Commercial Services)	762	35,471
Cross Country Healthcare, Inc.* (Commercial Services)	4,826	35,230
CryoLife, Inc.* (Biotechnology)	2,540	16,383
CTS Corp. (Electronics)	5,334	54,140
Cubic Corp. (Electronics)	1,270	55,334
Curtiss-Wright Corp. (Aerospace/Defense)	3,810	117,653
Daktronics, Inc. (Electronics)	2,032	22,189
Delphi Financial Group, Inc. - Class A (Insurance)	4,064	110,013
Deltic Timber Corp. (Forest Products & Paper)	1,016	47,427
DG Fastchannel, Inc.* (Media)	1,270	29,909
Diamond Foods, Inc. (Food)	1,778	78,588
Digi International, Inc.* (Software)	3,810	36,805
Dime Community Bancshares, Inc. (Savings & Loans)	2,794	40,764
DineEquity, Inc.* (Retail)	1,016	45,161
Drew Industries, Inc.* (Building Materials)	3,048	64,221
DSP Group, Inc.* (Semiconductors)	2,032	14,549
Dycom Industries, Inc.* (Engineering & Construction)	6,096	65,227
E.W. Scripps Co.* (Media)	4,826	42,179
Eagle Materials, Inc. - Class A (Building Materials)	3,810	89,383
East West Bancorp, Inc. (Banks)	23,114	407,500
EastGroup Properties, Inc. (REIT)	1,778	71,973
El Paso Electric Co.* (Electric)	3,556	87,478
Electro Scientific Industries, Inc.* (Electronics)	3,810	44,272
EMCOR Group, Inc.* (Engineering & Construction)	10,414	269,202
Emergent Biosolutions, Inc.* (Biotechnology)	1,778	32,128
Employers Holdings, Inc. (Insurance)	6,350	102,807
EMS Technologies, Inc.* (Telecommunications)	2,286	40,782
Encore Wire Corp. (Electrical Components & Equipment)	3,048	63,277
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	3,302	116,032
Entertainment Properties Trust (REIT)	3,556	164,394
EPIQ Systems, Inc. (Software)	1,778	20,838
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,032	69,657
Esterline Technologies Corp.* (Aerospace/Defense)	4,826	291,683
Ethan Allen Interiors, Inc. (Home Furnishings)	4,572	69,357
Exar Corp.* (Semiconductors)	3,556	23,647
Extra Space Storage, Inc. (REIT)	8,382	135,788
EZCORP, Inc. - Class A* (Retail)	3,302	70,927
Federal Signal Corp. (Miscellaneous Manufacturing)	9,652	54,534
FEI Co.* (Electronics)	2,032	44,216
First BanCorp* (Banks)	49,784	15,184
First Commonwealth Financial Corp. (Banks)	14,478	84,262
First Financial Bancorp (Banks)	5,080	85,547
First Financial Bankshares, Inc. (Banks)	1,524	72,024
First Midwest Bancorp, Inc. (Banks)	11,684	125,136
Franklin Street Properties Corp. (REIT)	10,922	145,809
Fred’s, Inc. (Retail)	6,096	73,030
Fuller (H.B.) Co. (Chemicals)	4,826	99,609
G & K Services, Inc. (Textiles)	2,794	69,068
General Communication, Inc. - Class A* (Telecommunications)	7,112	74,320
Genesco, Inc.* (Retail)	1,778	58,247
Gentiva Health Services, Inc.* (Healthcare - Services)	4,572	106,436
Gerber Scientific, Inc.* (Machinery - Diversified)	3,810	25,489
Gibraltar Industries, Inc.* (Iron/Steel)	4,826	44,061
Glacier Bancorp, Inc. (Banks)	11,176	145,288
Greatbatch, Inc.* (Electrical Components & Equipment)	1,270	27,623
Griffon Corp.* (Miscellaneous Manufacturing)	7,112	83,851
Group 1 Automotive, Inc.* (Retail)	3,810	134,341
Haemonetics Corp.* (Healthcare - Products)	1,524	83,287
Hancock Holding Co. (Banks)	2,032	63,845
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	5,080	95,098
Hanmi Financial Corp.* (Banks)	23,622	27,638
Harmonic, Inc.* (Telecommunications)	15,240	106,375
Haverty Furniture Cos., Inc. (Retail)	2,794	29,868
Headwaters, Inc.* (Energy - Alternate Sources)	9,398	31,953
Healthcare Realty Trust, Inc. (REIT)	6,096	147,157
Healthcare Services Group, Inc. (Commercial Services)	2,794	67,140
HealthSpring, Inc.* (Healthcare - Services)	8,890	259,499
Heartland Express, Inc. (Transportation)	3,810	56,807
Heartland Payment Systems, Inc. (Commercial Services)	5,842	83,424
Helen of Troy, Ltd.* (Household Products/Wares)	4,826	123,787
Hillenbrand, Inc. (Commercial Services)	5,334	114,628
Holly Corp. (Oil & Gas)	3,302	108,074

See accompanying notes to the Schedules of Portfolio Investments.

Home Bancshares, Inc. (Banks)	2,032	41,798
Home Properties, Inc. (REIT)	2,794	152,133
Horace Mann Educators Corp. (Insurance)	6,096	113,934
Hot Topic, Inc. (Retail)	6,858	39,296
Hub Group, Inc. - Class A* (Transportation)	3,302	107,216
Hutchinson Technology, Inc.* (Computers)	3,556	12,126
ICU Medical, Inc.* (Healthcare - Products)	762	27,813
Independent Bank Corp./MA (Banks)	3,302	77,564
Infinity Property & Casualty Corp. (Insurance)	2,032	105,156
InfoSpace, Inc.* (Internet)	5,588	47,163
Inland Real Estate Corp. (REIT)	11,684	101,534
Insight Enterprises, Inc.* (Retail)	7,112	107,533
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	6,096	131,674
Integral Systems, Inc.* (Computers)	1,524	12,954
Interactive Brokers Group, Inc. - Class A* (Diversified Financial Services)	6,604	123,627
Interface, Inc. - Class A (Office Furnishings)	9,906	142,547
Intermec, Inc.* (Machinery - Diversified)	7,620	88,773
Invacare Corp. (Healthcare - Products)	5,080	137,160
Investment Technology Group, Inc.* (Diversified Financial Services)	2,286	32,553
ION Geophysical Corp.* (Oil & Gas Services)	9,398	45,956
J & J Snack Foods Corp. (Food)	1,016	43,556
Jack in the Box, Inc.* (Retail)	8,636	200,010
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	4,318	81,394
Jo-Ann Stores, Inc.* (Retail)	1,524	65,913
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,778	30,404
K-Swiss, Inc. - Class A* (Apparel)	4,318	52,507
Kaman Corp. (Aerospace/Defense)	4,064	109,525
Kaydon Corp. (Metal Fabricate/Hardware)	2,032	70,856
Keithley Instruments, Inc. (Electronics)	1,016	21,925
Kelly Services, Inc. - Class A* (Commercial Services)	4,318	64,122
Kendle International, Inc.* (Commercial Services)	2,286	20,825
Kid Brands, Inc.* (Household Products/Wares)	2,032	19,832
Kilroy Realty Corp. (REIT)	4,318	147,546
Kite Realty Group Trust (REIT)	9,906	47,351
Knight Transportation, Inc. (Transportation)	4,064	72,624
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,842	36,337
La-Z-Boy, Inc.* (Home Furnishings)	4,318	33,551
LaBranche & Co., Inc.* (Diversified Financial Services)	5,842	18,987
Laclede Group, Inc. (Gas)	3,556	124,851
Lance, Inc. (Food)	2,286	51,984
Landauer, Inc. (Commercial Services)	762	46,551
LaSalle Hotel Properties (REIT)	4,064	96,276
Lawson Products, Inc. (Metal Fabricate/Hardware)	508	9,362
LCA-Vision, Inc.* (Healthcare - Products)	3,048	21,214
Lexington Realty Trust (REIT)	18,034	140,305
Lindsay Manufacturing Co. (Machinery - Diversified)	1,016	58,572
Liquidity Services, Inc.* (Internet)	1,270	20,320
Lithia Motors, Inc. - Class A (Retail)	3,302	35,992
Littelfuse, Inc.* (Electrical Components & Equipment)	1,016	43,109
Live Nation, Inc.* (Commercial Services)	23,368	221,762
Liz Claiborne, Inc.* (Apparel)	14,732	90,160
LoJack Corp.* (Electronics)	2,794	13,663
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,524	34,061
LTC Properties, Inc. (REIT)	2,032	56,591
Lydall, Inc.* (Miscellaneous Manufacturing)	2,794	20,759
M/I Schottenstein Homes, Inc.* (Home Builders)	2,794	29,561
Magellan Health Services, Inc.* (Healthcare - Services)	5,334	256,032
Maidenform Brands, Inc.* (Apparel)	1,270	33,985
Mannatech, Inc.* (Pharmaceuticals)	2,540	4,750
Marcus Corp. (Lodging)	3,302	42,332
MarineMax, Inc.* (Retail)	3,556	26,599
Martek Biosciences Corp.* (Biotechnology)	5,334	117,081
Matrix Service Co.* (Oil & Gas Services)	4,064	36,901
MedCath Corp.* (Healthcare - Services)	3,302	32,723
Meridian Bioscience, Inc. (Healthcare - Products)	2,794	63,955
Merit Medical Systems, Inc.* (Healthcare - Products)	1,778	28,110
Meritage Homes Corp.* (Home Builders)	5,080	93,015
Methode Electronics, Inc. (Electronics)	3,810	35,395
Micrel, Inc. (Semiconductors)	3,810	45,377
Microsemi Corp.* (Semiconductors)	7,620	152,400
Mid-America Apartment Communities, Inc. (REIT)	2,286	139,515
Midas, Inc.* (Commercial Services)	1,270	9,347
MKS Instruments, Inc.* (Semiconductors)	7,874	162,598
Mobile Mini, Inc.* (Storage/Warehousing)	1,778	30,991
Molina Healthcare, Inc.* (Healthcare - Services)	2,540	65,837
Monarch Casino & Resort, Inc.* (Lodging)	1,778	20,536
Moog, Inc. - Class A* (Aerospace/Defense)	7,112	267,411
Movado Group, Inc.* (Retail)	2,794	31,405
MTS Systems Corp. (Computers)	1,524	49,942
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,842	171,755
Multimedia Games, Inc.* (Leisure Time)	1,778	6,970
See accompanying notes to the Schedules of Portfolio Investments.

MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	762	43,586
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,588	49,342
Nara Bancorp, Inc.* (Banks)	5,842	45,801
Nash Finch Co. (Food)	2,032	85,141
National Financial Partners* (Diversified Financial Services)	6,604	91,135
National Penn Bancshares, Inc. (Banks)	19,812	128,580
National Retail Properties, Inc. (REIT)	6,096	165,202
NBT Bancorp, Inc. (Banks)	3,302	72,809
NCI Building Systems, Inc.* (Building Materials)	2,540	25,171
NCI, Inc. - Class A* (Computers)	762	14,204
Neenah Paper, Inc. (Forest Products & Paper)	2,286	35,090
Network Equipment Technologies, Inc.* (Telecommunications)	2,540	8,026
New Jersey Resources Corp. (Gas)	6,350	257,112
Newport Corp.* (Electronics)	3,556	51,669
Northwest Natural Gas Co. (Gas)	2,540	125,197
NorthWestern Corp. (Electric)	4,064	120,985
O’Charley’s, Inc.* (Retail)	3,048	22,860
OfficeMax, Inc.* (Retail)	8,636	152,857
Old Dominion Freight Line, Inc.* (Transportation)	3,048	85,496
Old National Bancorp (Banks)	13,716	129,753
Olympic Steel, Inc. (Iron/Steel)	1,524	34,168
OM Group, Inc.* (Chemicals)	4,826	160,561
Omnicell, Inc.* (Software)	1,778	24,839
On Assignment, Inc.* (Commercial Services)	2,794	15,786
Orbital Sciences Corp.* (Aerospace/Defense)	5,334	86,624
OSI Systems, Inc.* (Electronics)	1,270	45,720
Osteotech, Inc.* (Healthcare - Products)	2,794	18,133
Oxford Industries, Inc. (Apparel)	1,016	23,398
Palomar Medical Technologies, Inc.* (Healthcare - Products)	2,794	29,561
Papa John’s International, Inc.* (Retail)	1,270	32,804
PAREXEL International Corp.* (Commercial Services)	3,302	70,993
Park Electrochemical Corp. (Electronics)	1,778	48,006
Parkway Properties, Inc. (REIT)	3,302	51,379
PC-Tel, Inc.* (Internet)	3,048	18,044
Penford Corp.* (Chemicals)	1,778	10,561
Penn Virginia Corp. (Oil & Gas)	7,112	105,400
Pennsylvania REIT (REIT)	8,636	123,236
Perry Ellis International, Inc.* (Apparel)	1,524	34,260
Petroleum Development* (Oil & Gas)	3,048	95,128
PetroQuest Energy, Inc.* (Oil & Gas)	4,318	24,094
PharMerica Corp.* (Pharmaceuticals)	4,826	48,453
Phoenix Technologies, Ltd.* (Software)	2,540	10,465
Piedmont Natural Gas Co., Inc. (Gas)	11,176	329,580
Pinnacle Entertainment, Inc.* (Entertainment)	5,842	74,778
Pinnacle Financial Partners, Inc.* (Banks)	5,334	60,861
Pioneer Drilling Co.* (Oil & Gas)	8,382	51,633
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,778	55,065
Plexus Corp.* (Electronics)	2,540	77,089
PolyOne Corp.* (Chemicals)	7,620	98,450
Pool Corp. (Distribution/Wholesale)	7,874	158,582
Post Properties, Inc. (REIT)	7,620	231,953
Powell Industries, Inc.* (Electrical Components & Equipment)	254	7,838
Pre-Paid Legal Services, Inc.* (Commercial Services)	508	30,571
Presidential Life Corp. (Insurance)	3,302	31,600
PrivateBancorp, Inc. (Banks)	9,144	107,808
ProAssurance Corp.* (Insurance)	5,080	292,049
Progress Software Corp.* (Software)	3,302	123,396
PS Business Parks, Inc. (REIT)	1,270	75,260
PSS World Medical, Inc.* (Healthcare - Products)	4,318	102,034
Quaker Chemical Corp. (Chemicals)	1,778	64,755
Quanex Building Products Corp. (Building Materials)	3,556	64,079
Quiksilver, Inc.* (Apparel)	20,320	84,734
RadiSys Corp.* (Computers)	2,032	19,853
RC2 Corp.* (Toys/Games/Hobbies)	2,032	42,875
Red Robin Gourmet Burgers, Inc.* (Retail)	2,540	51,562
Res-Care, Inc.* (Healthcare - Services)	4,064	53,767
Rewards Network, Inc.* (Commercial Services)	1,270	17,399
RLI Corp. (Insurance)	1,524	87,508
Robbins & Myers, Inc. (Machinery - Diversified)	5,080	147,472
Rofin-Sinar Technologies, Inc.* (Electronics)	2,794	78,036
Rogers Corp.* (Electronics)	2,540	90,424
RTI International Metals, Inc.* (Mining)	2,032	63,195
Ruby Tuesday, Inc.* (Retail)	10,160	122,936
Rudolph Technologies, Inc.* (Semiconductors)	2,540	18,847
Ruth’s Hospitality Group, Inc.* (Retail)	4,826	22,007
S&T Bancorp, Inc. (Banks)	3,810	74,676
Safety Insurance Group, Inc. (Insurance)	2,286	106,208
ScanSource, Inc.* (Distribution/Wholesale)	4,064	121,676
School Specialty, Inc.* (Retail)	2,540	34,036
Schulman (A.), Inc. (Chemicals)	4,826	104,724
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,270	120,333
Seahawk Drilling, Inc.* (Oil & Gas)	1,778	17,922
Selective Insurance Group, Inc. (Insurance)	8,382	141,823
Seneca Foods Corp. - Class A* (Food)	1,016	23,470
SFN Group, Inc.* (Commercial Services)	8,128	61,610
Simmons First National Corp. - Class A (Banks)	2,794	75,969
Simpson Manufacturing Co., Inc. (Building Materials)	6,096	162,032

See accompanying notes to the Schedules of Portfolio Investments.

Skechers U.S.A., Inc. - Class A* (Apparel)	1,778	34,564
Skyline Corp. (Home Builders)	1,016	18,115
SkyWest, Inc. (Airlines)	8,890	134,772
Smith Corp. (Miscellaneous Manufacturing)	1,524	85,390
Sonic Automotive, Inc.* (Retail)	3,556	38,832
Sonic Solutions* (Electronics)	3,048	36,485
South Jersey Industries, Inc. (Gas)	4,572	230,246
Southwest Gas Corp. (Gas)	7,112	247,213
Sovran Self Storage, Inc. (REIT)	2,286	89,314
Spartan Motors, Inc. (Auto Parts & Equipment)	2,540	12,903
Spartan Stores, Inc. (Food)	3,556	53,162
Stage Stores, Inc. (Retail)	5,842	77,874
Standard Microsystems Corp.* (Semiconductors)	2,286	55,184
Standard Motor Products, Inc. (Auto Parts & Equipment)	3,048	32,400
Standard Pacific Corp.* (Home Builders)	15,494	56,243
Standex International Corp. (Miscellaneous Manufacturing)	2,032	54,722
StarTek, Inc.* (Commercial Services)	762	3,109
Stein Mart, Inc.* (Retail)	2,032	19,080
Stepan Co. (Chemicals)	508	34,260
Sterling Bancorp (Banks)	4,318	40,546
Sterling Bancshares, Inc. (Banks)	16,002	86,251
Stewart Information Services Corp. (Insurance)	2,794	30,231
Stone Energy Corp.* (Oil & Gas)	4,318	67,490
Super Micro Computer, Inc.* (Computers)	762	8,473
Superior Industries International, Inc. (Auto Parts & Equipment)	3,556	63,830
Supertex, Inc.* (Semiconductors)	1,016	23,866
Susquehanna Bancshares, Inc. (Banks)	20,320	160,528
Swift Energy Co.* (Oil & Gas)	3,302	105,169
SWS Group, Inc. (Diversified Financial Services)	4,572	31,410
Symmetricom, Inc.* (Telecommunications)	4,318	26,901
Symmetry Medical, Inc.* (Healthcare - Products)	5,588	49,454
SYNNEX Corp.* (Software)	3,556	103,266
Take-Two Interactive Software, Inc.* (Software)	13,208	140,797
Tanger Factory Outlet Centers, Inc. (REIT)	2,794	133,889
Technitrol, Inc. (Electronics)	6,604	30,378
Tekelec* (Telecommunications)	6,096	79,370
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,048	126,705
Texas Industries, Inc. (Building Materials)	4,318	147,546
The Cato Corp. - Class A (Retail)	2,794	73,901
The Children’s Place Retail Stores, Inc.* (Retail)	4,318	190,251
The Ensign Group, Inc. (Healthcare - Services)	1,524	28,606
The Finish Line, Inc. - Class A (Retail)	8,382	128,245
The Geo Group, Inc.* (Commercial Services)	10,160	260,604
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	4,064	13,980
The Hain Celestial Group, Inc.* (Food)	6,604	163,317
The Men’s Wearhouse, Inc. (Retail)	3,810	93,116
The Nautilus Group, Inc.* (Leisure Time)	3,302	4,887
The Navigators Group, Inc.* (Insurance)	1,270	58,382
The Pep Boys - Manny, Moe & Jack (Retail)	8,128	95,016
The Standard Register Co. (Household Products/Wares)	2,032	6,523
THQ, Inc.* (Software)	7,112	28,448
Tollgrade Communications, Inc.* (Telecommunications)	1,524	12,116
Tompkins Financial Corp. (Banks)	762	29,413
Toro Co. (Housewares)	2,540	144,170
Tredegar Corp. (Miscellaneous Manufacturing)	3,556	68,595
Triumph Group, Inc. (Aerospace/Defense)	1,016	84,927
TrueBlue, Inc.* (Commercial Services)	6,858	96,355
TrustCo Bank Corp. NY (Banks)	7,620	41,072
Tuesday Morning Corp.* (Retail)	5,842	27,983
UIL Holdings Corp. (Electric)	7,366	213,319
Ultratech Stepper, Inc.* (Semiconductors)	2,032	37,206
UMB Financial Corp. (Banks)	2,286	84,719
Umpqua Holdings Corp. (Banks)	17,780	195,580
UniFirst Corp. (Textiles)	1,016	46,767
Unisource Energy Corp. (Electric)	5,588	195,971
United Bankshares, Inc. (Banks)	6,096	162,885
United Community Banks, Inc.* (Banks)	14,732	28,875
United Fire & Casualty Co. (Insurance)	3,302	66,139
United Natural Foods, Inc.* (Food)	6,858	245,242
United Online, Inc. (Internet)	8,890	54,940
United Stationers, Inc.* (Distribution/Wholesale)	3,556	199,847
Universal Forest Products, Inc. (Building Materials)	3,048	91,867
Universal Health Realty Income Trust (REIT)	1,016	37,744
Universal Technical Institute, Inc. (Commercial Services)	1,524	29,489
Urstadt Biddle Properties - Class A (REIT)	2,032	39,035
USA Mobility, Inc. (Telecommunications)	2,286	38,473
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	5,842	190,858
Viad Corp. (Commercial Services)	3,302	65,908
Vicor Corp. (Electrical Components & Equipment)	1,270	22,619
ViroPharma, Inc.* (Pharmaceuticals)	12,192	199,461
Volt Information Sciences, Inc.* (Commercial Services)	1,778	14,366
Watts Water Technologies, Inc. - Class A (Electronics)	2,032	71,465

See accompanying notes to the Schedules of Portfolio Investments.

Wausau-Mosinee Paper Corp.* (Forest Products & Paper)	7,620	64,313
WD-40 Co. (Household Products/Wares)	1,270	46,850
West Pharmaceutical Services, Inc. (Healthcare - Products)	2,032	72,522
Whitney Holding Corp. (Banks)	14,986	124,084
Wilshire Bancorp, Inc. (Banks)	3,048	20,452
Winnebago Industries, Inc.* (Home Builders)	2,286	22,860
Wintrust Financial Corp. (Banks)	4,826	144,490
Wolverine World Wide, Inc. (Apparel)	2,794	81,361
World Fuel Services Corp. (Retail)	10,414	293,987
Zale Corp.* (Retail)	3,556	9,103
Zep, Inc. (Chemicals)	2,032	36,861

TOTAL COMMON STOCKS (Cost $31,940,883)		34,650,238

	Principal
	Amount	Value

Repurchase Agreements (0.1%)
Bank of America, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $3,000 (Collateralized by $2,900 U.S. Treasury Notes, 3.50%, 5/15/20, total value $3,161)	$3,000	$3,000
Deutsche Bank, 0.14%, 11/1/10, dated 10/29/10, with a repurchase price of $11,000 (Collateralized by $12,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $12,053)	11,000	11,000
HSBC, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $19,000 (Collateralized by $20,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $19,965)	19,000	19,000
UBS, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $2,000 (Collateralized by $2,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $2,058)	2,000	2,000
UMB, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 0.88%, 12/31/10, total value $3,113)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,000)		38,000

TOTAL INVESTMENT SECURITIES (Cost $31,978,883)—99.9%		34,688,238
Net other assets (liabilities)—0.1%		19,238

NET ASSETS—100.0%		$34,707,476

*	Non-income producing security

Small-Cap Value ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$1,218,884	3.5%
Agriculture	61,747	0.2%
Airlines	134,772	0.4%
Apparel	529,838	1.5%
Auto Parts & Equipment	109,133	0.3%
Banks	3,370,387	9.7%
Biotechnology	233,852	0.7%
Building Materials	756,486	2.2%
Chemicals	847,906	2.4%
Commercial Services	1,843,331	5.3%
Computers	417,803	1.2%
Distribution/Wholesale	605,497	1.7%
Diversified Financial Services	352,777	1.0%
Electric	1,138,463	3.3%
Electrical Components & Equipment	325,477	0.9%
Electronics	1,441,520	4.1%
Energy - Alternate Sources	31,953	0.1%
Engineering & Construction	466,103	1.3%
Entertainment	74,778	0.2%
Environmental Control	57,188	0.2%
Food	758,440	2.2%
Forest Products & Paper	345,420	1.0%
Gas	1,314,199	3.8%
Healthcare - Products	828,971	2.4%
Healthcare - Services	1,342,891	3.9%
Home Builders	219,794	0.6%
Home Furnishings	102,908	0.3%
Household Products/Wares	320,464	0.9%
Housewares	144,170	0.4%
Insurance	1,299,187	3.7%
Internet	140,467	0.4%
Iron/Steel	78,229	0.2%
Leisure Time	329,809	0.9%
Lodging	62,868	0.2%
Machinery - Construction & Mining	89,825	0.3%
Machinery - Diversified	853,164	2.5%
Media	72,088	0.2%
Metal Fabricate/Hardware	344,551	1.0%
Mining	233,909	0.7%
Miscellaneous Manufacturing	1,304,440	3.8%
Office Furnishings	142,547	0.4%
Oil & Gas	574,910	1.7%
Oil & Gas Services	242,519	0.7%

See accompanying notes to the Schedules of Portfolio Investments.

Pharmaceuticals	252,664	0.7%
REIT	2,940,668	8.5%
Retail	2,878,597	8.3%
Savings & Loans	92,717	0.3%
Semiconductors	939,841	2.7%
Software	546,553	1.6%
Storage/Warehousing	30,991	0.1%
Telecommunications	865,730	2.5%
Textiles	115,835	0.3%
Toys/Games/Hobbies	124,269	0.4%
Transportation	641,787	1.8%
Water	56,921	0.2%
Other**	57,238	0.2%

Total	$34,707,476	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Small-Cap Growth ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (99.8%)
AAON, Inc. (Building Materials)	1,104	$27,103
Abaxis, Inc.* (Healthcare - Products)	2,208	53,014
Acadia Realty Trust (REIT)	3,864	73,725
Actel Corp.* (Semiconductors)	1,104	23,029
Administaff, Inc. (Commercial Services)	1,104	28,936
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,380	19,817
Aerovironment, Inc.* (Aerospace/Defense)	1,380	32,375
Affymetrix, Inc.* (Biotechnology)	2,484	11,128
Air Methods Corp.* (Healthcare - Services)	1,104	45,154
Align Technology, Inc.* (Healthcare - Products)	6,348	108,106
Allegiant Travel Co. (Airlines)	1,380	64,984
Almost Family, Inc.* (Healthcare - Services)	828	28,591
AMCOL International Corp. (Mining)	2,484	68,906
Amedisys, Inc.* (Healthcare - Services)	2,760	70,270
American Medical Systems Holdings, Inc.* (Healthcare - Products)	7,176	144,955
American Public Education, Inc.* (Commercial Services)	828	23,151
American Science & Engineering, Inc. (Electronics)	552	45,457
American States Water Co. (Water)	828	30,926
AmSurg Corp.* (Healthcare - Services)	1,380	24,950
Analogic Corp. (Electronics)	552	25,188
Anixter International, Inc. (Telecommunications)	1,380	74,092
Applied Signal Technology, Inc. (Telecommunications)	552	18,525
Arbitron, Inc. (Commercial Services)	2,484	62,895
ArQule, Inc.* (Biotechnology)	1,656	9,141
Arris Group, Inc.* (Telecommunications)	5,796	53,961
Atlantic Tele-Network, Inc. (Environmental Control)	828	34,991
ATMI, Inc.* (Semiconductors)	1,656	29,262
AZZ, Inc. (Miscellaneous Manufacturing)	1,104	41,003
Badger Meter, Inc. (Electronics)	828	34,387
Balchem Corp. (Chemicals)	2,760	84,346
Bank of the Ozarks, Inc. (Banks)	828	31,472
Belden, Inc. (Electrical Components & Equipment)	2,208	61,603
Big 5 Sporting Goods Corp. (Retail)	1,932	26,121
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	2,208	47,604
BioMed Realty Trust, Inc. (REIT)	4,968	91,163
BJ’s Restaurants, Inc.* (Retail)	2,208	73,195
Blackbaud, Inc. (Software)	4,140	105,115
Blue Coat Systems, Inc.* (Internet)	4,140	111,656
Blue Nile, Inc.* (Internet)	1,380	58,788
Boston Beer Co., Inc. - Class A* (Beverages)	828	59,277
Brady Corp. - Class A (Electronics)	2,484	76,383
Brookline Bancorp, Inc. (Savings & Loans)	2,208	21,506
Brooks Automation, Inc.* (Semiconductors)	2,760	18,740
Brush Engineered Materials, Inc.* (Mining)	1,104	36,598
Buckeye Technologies, Inc. (Forest Products & Paper)	1,932	34,873
Buffalo Wild Wings, Inc.* (Retail)	1,656	77,882
Cabot Microelectronics Corp.* (Chemicals)	828	31,986
Cal-Maine Foods, Inc. (Food)	1,380	39,979
Calavo Growers, Inc. (Food)	1,104	24,211
Calgon Carbon Corp.* (Environmental Control)	3,036	45,570
California Pizza Kitchen, Inc.* (Retail)	2,208	36,454
Cantel Medical Corp. (Healthcare - Products)	1,104	20,446
Capella Education Co.* (Commercial Services)	1,656	90,798
CARBO Ceramics, Inc. (Oil & Gas Services)	1,656	138,723
Carter’s, Inc.* (Apparel)	3,312	82,469
Cash America International, Inc. (Retail)	2,760	97,235
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	3,588	135,806
Cbeyond, Inc.* (Telecommunications)	3,036	41,138
CEC Entertainment, Inc.* (Retail)	1,932	64,142
Chemed Corp. (Commercial Services)	1,380	81,337
CIRCOR International, Inc. (Metal Fabricate/Hardware)	828	29,046
City Holding Co. (Banks)	552	17,498
Clarcor, Inc. (Miscellaneous Manufacturing)	2,208	87,569
Cognex Corp. (Machinery - Diversified)	1,932	51,584
Coinstar, Inc.* (Commercial Services)	3,036	174,813
Commvault Systems, Inc.* (Software)	4,140	119,770
Compellent Technologies, Inc.* (Computers)	2,208	55,796
Computer Programs & Systems, Inc. (Software)	1,104	50,420
comScore, Inc.* (Internet)	2,484	58,399
Concur Technologies, Inc.* (Software)	4,140	213,707
Consolidated Graphics, Inc.* (Commercial Services)	552	25,696
Cooper Cos., Inc. (Healthcare - Products)	4,416	217,885
CorVel Corp.* (Commercial Services)	552	24,730
Cracker Barrel Old Country Store, Inc. (Retail)	2,208	118,989
Crocs, Inc.* (Apparel)	8,280	115,340
CryoLife, Inc.* (Biotechnology)	1,104	7,121
CSG Systems International, Inc.* (Software)	3,312	64,385
Cubic Corp. (Electronics)	828	36,076
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	5,520	128,506
Curtiss-Wright Corp. (Aerospace/Defense)	1,932	59,660
Cyberonics, Inc.* (Healthcare - Products)	2,208	60,742

See accompanying notes to the Schedules of Portfolio Investments.

Cymer, Inc.* (Electronics)	2,760	101,982
Cypress Semiconductor Corp.* (Semiconductors)	15,180	214,038
Daktronics, Inc. (Electronics)	1,932	21,097
Darling International, Inc.* (Environmental Control)	7,728	77,357
DealerTrack Holdings, Inc.* (Internet)	3,864	74,652
Deckers Outdoor Corp.* (Apparel)	3,588	208,463
Delphi Financial Group, Inc. - Class A (Insurance)	2,760	74,713
Deltic Timber Corp. (Forest Products & Paper)	276	12,884
DG Fastchannel, Inc.* (Media)	1,656	38,999
Diamond Foods, Inc. (Food)	828	36,598
DiamondRock Hospitality Co. (REIT)	14,628	154,764
Dime Community Bancshares, Inc. (Savings & Loans)	828	12,081
DineEquity, Inc.* (Retail)	828	36,805
Diodes, Inc.* (Semiconductors)	3,312	72,798
Dionex Corp.* (Electronics)	1,656	147,765
DSP Group, Inc.* (Semiconductors)	1,104	7,905
DTS, Inc.* (Home Furnishings)	1,656	65,909
Eagle Materials, Inc. - Class A (Building Materials)	1,656	38,850
EastGroup Properties, Inc. (REIT)	1,380	55,862
Ebix, Inc.* (Software)	3,312	81,806
eHealth, Inc.* (Insurance)	2,208	29,830
El Paso Electric Co.* (Electric)	1,932	47,527
Emergent Biosolutions, Inc.* (Biotechnology)	828	14,962
Entertainment Properties Trust (REIT)	2,208	102,076
Enzo Biochem, Inc.* (Biotechnology)	3,036	13,085
Epicor Software Corp.* (Software)	4,416	41,510
EPIQ Systems, Inc. (Software)	2,208	25,878
eResearchTechnology, Inc.* (Internet)	4,140	31,547
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,380	47,306
Exar Corp.* (Semiconductors)	1,932	12,848
Exponent, Inc.* (Commercial Services)	1,380	44,050
Extra Space Storage, Inc. (REIT)	3,036	49,183
EZCORP, Inc. - Class A* (Retail)	2,760	59,285
FARO Technologies, Inc.* (Electronics)	1,656	39,976
FEI Co.* (Electronics)	2,208	48,046
First Cash Financial Services, Inc.* (Retail)	2,760	80,233
First Financial Bancorp (Banks)	2,484	41,831
First Financial Bankshares, Inc. (Banks)	1,104	52,175
Forestar Group, Inc.* (Real Estate)	3,312	56,635
Forrester Research, Inc.* (Commercial Services)	1,380	45,637
Forward Air Corp. (Transportation)	2,760	74,189
Fuller (H.B.) Co. (Chemicals)	1,656	34,180
GenCorp, Inc.* (Aerospace/Defense)	5,520	26,882
Genesco, Inc.* (Retail)	1,104	36,167
Genoptix, Inc.* (Healthcare - Services)	1,656	28,185
Greatbatch, Inc.* (Electrical Components & Equipment)	1,380	30,015
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,380	31,519
Gulfport Energy Corp.* (Oil & Gas)	2,484	41,383
Haemonetics Corp.* (Healthcare - Products)	1,380	75,417
Hancock Holding Co. (Banks)	1,380	43,360
Healthcare Realty Trust, Inc. (REIT)	2,484	59,964
Healthcare Services Group, Inc. (Commercial Services)	2,484	59,691
Healthways, Inc.* (Healthcare - Services)	3,312	34,710
Heartland Express, Inc. (Transportation)	2,484	37,036
Heidrick & Struggles International, Inc. (Commercial Services)	1,656	35,571
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	828	17,910
Hibbett Sports, Inc.* (Retail)	2,760	74,382
Hillenbrand, Inc. (Commercial Services)	2,760	59,312
Hittite Microwave Corp.* (Semiconductors)	2,208	114,087
HMS Holdings Corp.* (Commercial Services)	2,484	149,313
Holly Corp. (Oil & Gas)	2,208	72,268
Home Bancshares, Inc. (Banks)	828	17,032
Home Properties, Inc. (REIT)	1,932	105,197
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,208	49,106
HSN, Inc.* (Retail)	3,588	107,425
Hub Group, Inc. - Class A* (Transportation)	1,656	53,770
Iconix Brand Group, Inc.* (Apparel)	6,900	120,750
ICU Medical, Inc.* (Healthcare - Products)	552	20,148
II-VI, Inc.* (Electronics)	2,484	97,721
Integra LifeSciences Holdings* (Biotechnology)	1,932	83,115
Integral Systems, Inc.* (Computers)	828	7,038
Interactive Intelligence, Inc.* (Software)	1,104	27,280
Interval Leisure Group, Inc.* (Leisure Time)	3,864	55,448
Intevac, Inc.* (Machinery - Diversified)	2,208	22,301
Investment Technology Group, Inc.* (Diversified Financial Services)	2,484	35,372
ION Geophysical Corp.* (Oil & Gas Services)	8,832	43,188
IPC The Hospitalist Co.* (Healthcare - Services)	1,656	53,042
J & J Snack Foods Corp. (Food)	552	23,664
j2 Global Communications, Inc.* (Internet)	4,416	116,362
JDA Software Group, Inc.* (Software)	3,864	97,759
Jo-Ann Stores, Inc.* (Retail)	1,656	71,622
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,656	28,318
Jos. A. Bank Clothiers, Inc.* (Retail)	2,484	108,302
Kaiser Aluminum Corp. (Mining)	1,380	62,086
Kaydon Corp. (Metal Fabricate/Hardware)	1,932	67,369

See accompanying notes to the Schedules of Portfolio Investments.

Keithley Instruments, Inc. (Electronics)	552	11,912
Kensey Nash Corp.* (Healthcare - Products)	828	22,323
Kid Brands, Inc.* (Household Products/Wares)	828	8,081
Kilroy Realty Corp. (REIT)	2,208	75,447
Kirkland’s, Inc.* (Retail)	1,380	18,561
Knight Transportation, Inc. (Transportation)	3,312	59,185
Kopin Corp.* (Semiconductors)	6,348	24,186
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,036	18,884
La-Z-Boy, Inc.* (Home Furnishings)	2,208	17,156
Lance, Inc. (Food)	1,656	37,657
Landauer, Inc. (Commercial Services)	552	33,722
LaSalle Hotel Properties (REIT)	4,140	98,077
LHC Group, Inc.* (Healthcare - Services)	1,380	37,122
Lindsay Manufacturing Co. (Machinery - Diversified)	552	31,823
Liquidity Services, Inc.* (Internet)	828	13,248
Littelfuse, Inc.* (Electrical Components & Equipment)	1,380	58,553
LSB Industries, Inc.* (Miscellaneous Manufacturing)	552	12,337
LTC Properties, Inc. (REIT)	1,104	30,746
Lufkin Industries, Inc. (Oil & Gas Services)	2,760	134,826
Lumber Liquidators Holdings, Inc.* (Retail)	2,208	53,169
Maidenform Brands, Inc.* (Apparel)	1,380	36,929
Manhattan Associates, Inc.* (Computers)	2,208	67,962
MAXIMUS, Inc. (Commercial Services)	1,656	100,403
Medical Properties Trust, Inc. (REIT)	10,488	117,361
Medifast, Inc.* (Commercial Services)	1,380	32,954
Mercury Computer Systems, Inc.* (Computers)	2,208	34,975
Meridian Bioscience, Inc. (Healthcare - Products)	2,208	50,541
Merit Medical Systems, Inc.* (Healthcare - Products)	1,656	26,181
Methode Electronics, Inc. (Electronics)	1,104	10,256
Micrel, Inc. (Semiconductors)	2,484	29,584
Microsemi Corp.* (Semiconductors)	3,312	66,240
MicroStrategy, Inc. - Class A* (Software)	828	75,042
Mid-America Apartment Communities, Inc. (REIT)	1,656	101,066
Midas, Inc.* (Commercial Services)	552	4,063
Mobile Mini, Inc.* (Storage/Warehousing)	2,208	38,485
Monolithic Power Systems, Inc.* (Semiconductors)	3,312	53,224
Monro Muffler Brake, Inc. (Commercial Services)	1,932	92,234
MTS Systems Corp. (Computers)	552	18,089
Multimedia Games, Inc.* (Leisure Time)	1,380	5,410
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	828	47,362
National Presto Industries, Inc. (Housewares)	552	61,785
National Retail Properties, Inc. (REIT)	4,140	112,194
Natus Medical, Inc.* (Healthcare - Products)	2,760	36,156
NBT Bancorp, Inc. (Banks)	1,380	30,429
NCI, Inc. - Class A* (Computers)	276	5,145
Neogen Corp.* (Pharmaceuticals)	2,208	73,791
NETGEAR, Inc.* (Telecommunications)	3,312	102,043
NetScout Systems, Inc.* (Computers)	3,312	77,733
Network Equipment Technologies, Inc.* (Telecommunications)	1,380	4,361
Neutral Tandem, Inc.* (Telecommunications)	3,036	44,386
Newport Corp.* (Electronics)	1,380	20,051
Nolan Co.* (Media)	2,760	29,532
Northwest Natural Gas Co. (Gas)	828	40,812
NorthWestern Corp. (Electric)	828	24,650
Novatel Wireless, Inc.* (Telecommunications)	3,036	31,817
NTELOS Holdings Corp. (Telecommunications)	2,760	50,149
Nutri/System, Inc. (Commercial Services)	2,484	47,494
OfficeMax, Inc.* (Retail)	2,760	48,852
Oil States International, Inc.* (Oil & Gas Services)	4,692	239,855
Old Dominion Freight Line, Inc.* (Transportation)	1,932	54,193
Omnicell, Inc.* (Software)	1,932	26,990
On Assignment, Inc.* (Commercial Services)	1,656	9,356
Oplink Communications, Inc.* (Telecommunications)	1,932	33,771
optionsXpress Holdings, Inc.* (Diversified Financial Services)	3,864	61,708
Orbital Sciences Corp.* (Aerospace/Defense)	2,208	35,858
Orion Marine Group, Inc.* (Engineering & Construction)	2,484	31,075
OSI Systems, Inc.* (Electronics)	828	29,808
Oxford Industries, Inc. (Apparel)	828	19,069
P.F. Chang’s China Bistro, Inc. (Retail)	2,208	101,391
Papa John’s International, Inc.* (Retail)	1,104	28,516
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	3,312	107,673
PAREXEL International Corp.* (Commercial Services)	3,588	77,142
Park Electrochemical Corp. (Electronics)	828	22,356
Peet’s Coffee & Tea, Inc.* (Beverages)	1,104	42,228
Perficient, Inc.* (Internet)	2,760	29,146
Pericom Semiconductor Corp.* (Semiconductors)	2,484	23,399
PetMed Express, Inc. (Pharmaceuticals)	2,208	34,114
PetroQuest Energy, Inc.* (Oil & Gas)	2,760	15,401

See accompanying notes to the Schedules of Portfolio Investments.

Phoenix Technologies, Ltd.* (Software)	1,656	6,823
Pinnacle Entertainment, Inc.* (Entertainment)	2,208	28,262
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	552	17,095
Plexus Corp.* (Electronics)	2,208	67,013
Polaris Industries, Inc. (Leisure Time)	3,036	215,829
PolyOne Corp.* (Chemicals)	4,140	53,489
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	1,656	111,035
Powell Industries, Inc.* (Electrical Components & Equipment)	552	17,035
Pre-Paid Legal Services, Inc.* (Commercial Services)	552	33,219
Progress Software Corp.* (Software)	1,932	72,199
PS Business Parks, Inc. (REIT)	1,104	65,423
PSS World Medical, Inc.* (Healthcare - Products)	2,760	65,219
Quality Systems, Inc. (Software)	1,932	124,150
Quanex Building Products Corp. (Building Materials)	1,380	24,868
Radiant Systems, Inc.* (Computers)	3,036	59,232
RadiSys Corp.* (Computers)	1,104	10,786
RC2 Corp.* (Toys/Games/Hobbies)	828	17,471
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	6,348	165,556
RehabCare Group, Inc.* (Healthcare - Services)	2,208	49,084
RLI Corp. (Insurance)	552	31,696
Rofin-Sinar Technologies, Inc.* (Electronics)	828	23,126
RTI International Metals, Inc.* (Mining)	1,656	51,502
Rudolph Technologies, Inc.* (Semiconductors)	1,380	10,240
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	5,520	208,822
Sanderson Farms, Inc. (Food)	1,932	81,105
Savient Pharmaceuticals, Inc.* (Biotechnology)	6,348	78,779
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,656	106,282
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,104	104,604
Seneca Foods Corp. - Class A* (Food)	276	6,376
Shuffle Master, Inc.* (Entertainment)	4,968	46,749
Sigma Designs, Inc.* (Semiconductors)	2,484	28,342
Signature Bank* (Banks)	3,864	163,215
Skechers U.S.A., Inc. - Class A* (Apparel)	2,208	42,924
SM Energy Co. (Oil & Gas)	6,072	253,081
Smith Corp. (Miscellaneous Manufacturing)	1,104	61,857
Smith Micro Software, Inc.* (Software)	2,760	33,562
Sonic Automotive, Inc.* (Retail)	1,104	12,056
Sonic Corp.* (Retail)	5,796	51,468
Sonic Solutions* (Electronics)	2,760	33,037
Sourcefire, Inc.* (Internet)	2,484	58,598
Sovran Self Storage, Inc. (REIT)	1,104	43,133
Spartan Motors, Inc. (Auto Parts & Equipment)	1,656	8,412
Stamps.com, Inc.* (Internet)	1,104	17,620
Standard Microsystems Corp.* (Semiconductors)	828	19,988
StarTek, Inc.* (Commercial Services)	552	2,252
Stein Mart, Inc.* (Retail)	1,380	12,958
Stepan Co. (Chemicals)	276	18,613
Steven Madden, Ltd.* (Apparel)	2,208	93,398
Stifel Financial Corp.* (Diversified Financial Services)	3,312	156,956
Stone Energy Corp.* (Oil & Gas)	1,932	30,197
Stratasys, Inc.* (Computers)	1,932	60,510
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,932	30,255
Super Micro Computer, Inc.* (Computers)	1,932	21,484
Supertex, Inc.* (Semiconductors)	552	12,966
SurModics, Inc.* (Healthcare - Products)	1,656	19,806
Swift Energy Co.* (Oil & Gas)	1,656	52,744
Sykes Enterprises, Inc.* (Computers)	3,864	64,181
Symmetricom, Inc.* (Telecommunications)	1,656	10,317
Synaptics, Inc.* (Computers)	3,312	89,192
Taleo Corp. - Class A* (Software)	3,864	110,858
Tanger Factory Outlet Centers, Inc. (REIT)	2,208	105,807
Tekelec* (Telecommunications)	2,760	35,935
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,656	68,840
TeleTech Holdings, Inc.* (Commercial Services)	2,760	41,897
Tessera Technologies, Inc.* (Semiconductors)	4,692	92,573
Tetra Tech, Inc.* (Environmental Control)	5,796	122,064
TETRA Technologies, Inc.* (Oil & Gas Services)	7,176	70,038
Texas Roadhouse, Inc. - Class A* (Retail)	5,520	84,787
The Andersons, Inc. (Agriculture)	1,656	65,197
The Buckle, Inc. (Retail)	2,484	72,260
The Cato Corp. - Class A (Retail)	1,104	29,201
The Ensign Group, Inc. (Healthcare - Services)	276	5,181
The Gymboree Corp.* (Apparel)	2,484	161,609
The Knot, Inc.* (Internet)	2,760	24,950
The Men’s Wearhouse, Inc. (Retail)	2,760	67,454
The Navigators Group, Inc.* (Insurance)	552	25,375
THQ, Inc.* (Software)	2,208	8,832
Tompkins Financial Corp. (Banks)	276	10,654
Toro Co. (Housewares)	1,380	78,329
Tower Group, Inc. (Insurance)	4,140	100,519
TradeStation Group, Inc.* (Diversified Financial Services)	3,864	21,213
TreeHouse Foods, Inc.* (Food)	3,312	154,670
TriQuint Semiconductor, Inc.* (Semiconductors)	14,628	150,668
Triumph Group, Inc. (Aerospace/Defense)	828	69,213
True Religion Apparel, Inc.* (Apparel)	2,484	50,798
TrustCo Bank Corp. NY (Banks)	2,484	13,389

See accompanying notes to the Schedules of Portfolio Investments.

TTM Technologies, Inc.* (Electronics)	4,140	43,387
Tyler Technologies, Inc.* (Computers)	2,484	50,698
Ultratech Stepper, Inc.* (Semiconductors)	1,104	20,214
UMB Financial Corp. (Banks)	1,380	51,143
UniFirst Corp. (Textiles)	828	38,113
United Online, Inc. (Internet)	2,760	17,057
Universal Electronics, Inc.* (Home Furnishings)	1,380	29,063
Universal Health Realty Income Trust (REIT)	552	20,507
Universal Technical Institute, Inc. (Commercial Services)	1,104	21,362
Urstadt Biddle Properties - Class A (REIT)	828	15,906
USA Mobility, Inc. (Telecommunications)	828	13,935
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,588	117,220
Veeco Instruments, Inc.* (Semiconductors)	3,864	161,708
ViaSat, Inc.* (Telecommunications)	3,864	159,081
Vicor Corp. (Electrical Components & Equipment)	1,104	19,662
Volcom, Inc.* (Apparel)	1,656	28,434
Volterra Semiconductor Corp.* (Semiconductors)	2,484	50,748
Watts Water Technologies, Inc. - Class A (Electronics)	1,656	58,242
WD-40 Co. (Household Products/Wares)	828	30,545
Websense, Inc.* (Internet)	3,864	77,744
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,932	68,953
Winnebago Industries, Inc.* (Home Builders)	1,380	13,800
Wolverine World Wide, Inc. (Apparel)	3,036	88,408
World Acceptance Corp.* (Diversified Financial Services)	1,380	59,547
Wright Express Corp.* (Commercial Services)	3,588	135,303
Zep, Inc. (Chemicals)	828	15,020
Zoll Medical Corp.* (Healthcare - Products)	1,932	62,848
Zumiez, Inc.* (Retail)	1,932	50,657

TOTAL COMMON STOCKS (Cost $16,656,886)		20,487,886

	Principal
	Amount	Value

Repurchase Agreements (0.2%)
Bank of America, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $4,000 (Collateralized by $3,800 U.S. Treasury Notes, 3.50%, 5/15/20, total value $4,142)	$4,000	$4,000
Deutsche Bank, 0.14%, 11/1/10, dated 10/29/10, with a repurchase price of $15,000 (Collateralized by $16,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $16,071)	15,000	15,000
HSBC, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $25,000 (Collateralized by $26,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $25,955)	25,000	25,000
UBS, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $3,000 (Collateralized by $3,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $3,086)	3,000	3,000
UMB, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $4,000 (Collateralized by $4,100 U.S. Treasury Notes, 0.88%, 12/31/10, total value $4,117)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS (Cost $51,000)		51,000

TOTAL INVESTMENT SECURITIES (Cost $16,707,886)—100.0%		20,538,886
Net other assets (liabilities)—NM		6,719

NET ASSETS—100.0%		$20,545,605

*	Non-income producing security

Small-Cap Growth ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$292,828	1.4%
Agriculture	65,197	0.3%
Airlines	64,984	0.3%
Apparel	1,048,591	5.1%
Auto Parts & Equipment	8,412	NM
Banks	472,198	2.3%
Beverages	101,505	0.5%
Biotechnology	382,887	1.9%
Building Materials	90,821	0.4%
Chemicals	237,634	1.2%
Commercial Services	1,537,331	7.5%
Computers	622,821	3.0%
Distribution/Wholesale	47,362	0.2%
Diversified Financial Services	462,926	2.3%
Electric	72,177	0.3%
Electrical Components & Equipment	206,685	1.0%
Electronics	993,266	4.8%
Engineering & Construction	31,075	0.1%
Entertainment	75,011	0.4%
Environmental Control	279,982	1.4%
Food	404,260	2.0%
Forest Products & Paper	154,039	0.7%
Gas	40,812	0.2%
Healthcare - Products	1,052,740	5.1%

See accompanying notes to the Schedules of Portfolio Investments.

Healthcare - Services	423,893	2.1%
Home Builders	13,800	0.1%
Home Furnishings	112,128	0.5%
Household Products/Wares	38,626	0.2%
Housewares	140,114	0.7%
Insurance	262,133	1.3%
Internet	689,767	3.4%
Leisure Time	276,687	1.3%
Machinery - Diversified	105,708	0.5%
Media	68,531	0.3%
Metal Fabricate/Hardware	96,415	0.5%
Mining	219,092	1.1%
Miscellaneous Manufacturing	308,645	1.5%
Oil & Gas	465,074	2.3%
Oil & Gas Services	811,859	3.9%
Pharmaceuticals	706,622	3.4%
REIT	1,477,601	7.2%
Real Estate	56,635	0.3%
Retail	1,699,569	8.3%
Savings & Loans	33,587	0.2%
Semiconductors	1,372,891	6.7%
Software	1,286,086	6.3%
Storage/Warehousing	38,485	0.2%
Telecommunications	673,511	3.3%
Textiles	38,113	0.2%
Toys/Games/Hobbies	17,471	0.1%
Transportation	278,373	1.4%
Water	30,926	0.1%
Other**	57,719	0.2%

Total	$20,545,605	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Europe 30 ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks† (98.9%)
ABB, Ltd. (Engineering & Construction)	15,481	$320,302
ACE, Ltd. (Insurance)	4,384	260,497
Alcon, Inc. (Healthcare - Products)	2,192	367,642
ArcelorMittal (Iron/Steel)	8,905	288,344
AstraZeneca PLC (Pharmaceuticals)	7,535	380,216
Barclays PLC (Banks)	14,933	263,567
BHP Billiton PLC (Mining)	10,823	766,268
BP PLC (Oil & Gas)	10,960	447,497
Covidien PLC (Healthcare - Products)	5,754	229,412
Credit Suisse Group (Diversified Financial Services)	6,713	278,590
Deutsche Bank AG (Banks)	4,110	237,887
Diageo PLC (Beverages)	4,521	334,554
DryShips, Inc.* (Transportation)	22,605	93,133
GlaxoSmithKline PLC (Pharmaceuticals)	11,371	443,924
HSBC Holdings PLC (Banks)	12,330	642,516
Nokia, Corp. (Telecommunications)	20,002	213,621
Novartis AG (Pharmaceuticals)	10,686	619,254
Rio Tinto PLC (Mining)	7,124	463,915
Royal Dutch Shell PLC - Class A (Oil & Gas)	10,823	702,737
Sanofi-Aventis (Pharmaceuticals)	11,919	418,476
SAP AG (Software)	6,713	347,263
Siemens AG (Miscellaneous Manufacturing)	4,384	501,135
Telefonaktiebolaget LM Ericsson (Telecommunications)	25,893	284,564
Tenaris S.A. (Iron/Steel)	6,850	283,795
Total Fina S.A. (Oil & Gas)	8,768	477,681
Transocean, Ltd.* (Oil & Gas)	2,877	182,287
Tyco International, Ltd. (Miscellaneous Manufacturing)	7,124	272,707
UBS AG* (Diversified Financial Services)	18,632	317,117
Unilever N.V. (Food)	14,111	418,956
Vodafone Group PLC (Telecommunications)	21,783	599,250

TOTAL COMMON STOCKS (Cost $9,553,442)		11,457,107

	Principal
	Amount	Value

Repurchase Agreements (1.2%)
Bank of America, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $11,000 (Collateralized by $10,300 U.S. Treasury Notes, 3.50%, 5/15/20, total value $11,227)	$11,000	$11,000
Deutsche Bank, 0.14%, 11/1/10, dated 10/29/10, with a repurchase price of $41,001 (Collateralized by $42,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $42,187)	41,000	41,000
HSBC, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $71,001 (Collateralized by $73,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $72,874)	71,000	71,000
UBS, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $9,000 (Collateralized by $9,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $9,259)	9,000	9,000
UMB, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $10,000 (Collateralized by $10,200 U.S. Treasury Notes, 0.88%, 12/31/10, total value $10,242)	10,000	10,000

TOTAL REPURCHASE AGREEMENTS (Cost $142,000)		142,000

TOTAL INVESTMENT SECURITIES (Cost $9,695,442)—100.1%		11,599,107
Net other assets (liabilities)—(0.1)%		(16,903)

NET ASSETS—100.0%		$11,582,204

†	As of October 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $118,025)	2	$6,441

Europe 30 ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Banks	$1,143,970	9.9%
Beverages	334,554	2.9%
Diversified Financial Services	595,707	5.1%
Engineering & Construction	320,302	2.8%
Food	418,956	3.6%
Healthcare - Products	597,054	5.2%
Insurance	260,497	2.2%
Iron/Steel	572,139	4.9%
Mining	1,230,183	10.6%
Miscellaneous Manufacturing	773,842	6.7%
Oil & Gas	1,810,202	15.6%
Pharmaceuticals	1,861,870	16.1%
Software	347,263	3.0%
Telecommunications	1,097,435	9.5%
Transportation	93,133	0.8%
Other**	125,097	1.1%

Total	$11,582,204	100.0%

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2010:

		% of
	Value	Net Assets

Finland	$213,621	1.8%
France	896,157	7.7%
Germany	1,086,285	9.4%
Greece	93,133	0.8%
Ireland	229,412	2.0%
Luxembourg	572,139	4.9%
Netherlands	418,956	3.6%
Sweden	284,564	2.5%
Switzerland	2,618,396	22.6%
United Kingdom	5,044,444	43.6%
Other**	125,097	1.1%

Total	$11,582,204	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBull ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (58.4%)
3M Co. (Miscellaneous Manufacturing)	6,496	$547,093
Abbott Laboratories (Pharmaceuticals)	13,920	714,374
Abercrombie & Fitch Co. - Class A (Retail)	812	34,802
ACE, Ltd. (Insurance)	3,016	179,211
Adobe Systems, Inc.* (Software)	4,756	133,881
Advanced Micro Devices, Inc.* (Semiconductors)	5,104	37,412
Aetna, Inc. (Healthcare - Services)	3,712	110,840
AFLAC, Inc. (Insurance)	4,292	239,880
Agilent Technologies, Inc.* (Electronics)	3,132	108,994
Air Products & Chemicals, Inc. (Chemicals)	1,972	167,561
Airgas, Inc. (Chemicals)	696	49,367
AK Steel Holding Corp. (Iron/Steel)	1,044	13,144
Akamai Technologies, Inc.* (Internet)	1,624	83,912
Alcoa, Inc. (Mining)	9,280	121,846
Allegheny Energy, Inc. (Electric)	1,508	34,986
Allegheny Technologies, Inc. (Iron/Steel)	928	48,896
Allergan, Inc. (Pharmaceuticals)	2,784	201,589
Allstate Corp. (Insurance)	4,872	148,547
Altera Corp. (Semiconductors)	2,784	86,889
Altria Group, Inc. (Agriculture)	18,792	477,693
Amazon.com, Inc.* (Internet)	3,248	536,375
Ameren Corp. (Electric)	2,204	63,872
American Electric Power, Inc. (Electric)	4,292	160,692
American Express Co. (Diversified Financial Services)	9,396	389,558
American International Group, Inc.* (Insurance)	1,276	53,605
American Tower Corp.* (Telecommunications)	3,596	185,590
Ameriprise Financial, Inc. (Diversified Financial Services)	2,320	119,921
AmerisourceBergen Corp. (Pharmaceuticals)	2,552	83,757
Amgen, Inc.* (Biotechnology)	8,700	497,553
Amphenol Corp. - Class A (Electronics)	1,624	81,411
Anadarko Petroleum Corp. (Oil & Gas)	4,524	278,543
Analog Devices, Inc. (Semiconductors)	2,668	89,832
AON Corp. (Insurance)	3,016	119,886
Apache Corp. (Oil & Gas)	3,248	328,113
Apartment Investment and Management Co. - Class A (REIT)	1,044	24,336
Apollo Group, Inc. - Class A* (Commercial Services)	1,160	43,477
Apple Computer, Inc.* (Computers)	8,236	2,477,965
Applied Materials, Inc. (Semiconductors)	12,064	149,111
Archer-Daniels-Midland Co. (Agriculture)	5,800	193,256
Assurant, Inc. (Insurance)	928	36,693
AT&T, Inc. (Telecommunications)	53,360	1,520,760
Autodesk, Inc.* (Software)	2,088	75,544
Automatic Data Processing, Inc. (Software)	4,408	195,803
AutoNation, Inc.* (Retail)	580	13,468
AutoZone, Inc.* (Retail)	232	55,130
Avalonbay Communities, Inc. (REIT)	812	86,324
Avery Dennison Corp. (Household Products/Wares)	1,044	37,949
Avon Products, Inc. (Cosmetics/Personal Care)	3,828	116,563
Baker Hughes, Inc. (Oil & Gas Services)	3,944	182,725
Ball Corp. (Packaging & Containers)	812	52,260
Bank of America Corp. (Banks)	90,596	1,036,418
Bank of New York Mellon Corp. (Banks)	11,020	276,161
Bard (C.R.), Inc. (Healthcare - Products)	812	67,493
Baxter International, Inc. (Healthcare - Products)	5,220	265,698
BB&T Corp. (Banks)	6,264	146,640
Becton, Dickinson & Co. (Healthcare - Products)	2,088	157,686
Bed Bath & Beyond, Inc.* (Retail)	2,436	106,940
Bemis Co., Inc. (Packaging & Containers)	928	29,473
Berkshire Hathaway, Inc. - Class B* (Insurance)	15,660	1,245,910
Best Buy Co., Inc. (Retail)	3,132	134,613
Big Lots, Inc.* (Retail)	696	21,834
Biogen Idec, Inc.* (Biotechnology)	2,204	138,213
BMC Software, Inc.* (Software)	1,624	73,827
Boeing Co. (Aerospace/Defense)	6,612	467,072
Boston Properties, Inc. (REIT)	1,276	109,978
Boston Scientific Corp.* (Healthcare - Products)	13,688	87,329
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,544	418,134
Broadcom Corp. - Class A (Semiconductors)	4,060	165,404
Brown-Forman Corp. (Beverages)	928	56,432
C.H. Robinson Worldwide, Inc. (Transportation)	1,508	106,284
CA, Inc. (Software)	3,480	80,771
Cabot Oil & Gas Corp. (Oil & Gas)	928	26,893
Cameron International Corp.* (Oil & Gas Services)	2,204	96,425
Campbell Soup Co. (Food)	1,740	63,075
Capital One Financial Corp. (Diversified Financial Services)	4,176	155,639
Cardinal Health, Inc. (Pharmaceuticals)	3,132	108,649
CareFusion Corp.* (Healthcare - Products)	2,088	50,404
Carmax, Inc.* (Retail)	1,972	61,112
Carnival Corp. - Class A (Leisure Time)	3,944	170,262
Caterpillar, Inc. (Machinery - Construction & Mining)	5,684	446,762
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	2,668	48,958
CBS Corp. - Class B (Media)	6,148	104,086
Celgene Corp.* (Biotechnology)	4,176	259,204
CenterPoint Energy, Inc. (Electric)	3,828	63,392
CenturyTel, Inc. (Telecommunications)	2,668	110,402
Cephalon, Inc.* (Pharmaceuticals)	696	46,242

See accompanying notes to the Schedules of Portfolio Investments.

Cerner Corp.* (Software)	696	61,130
CF Industries Holdings, Inc. (Chemicals)	696	85,281
Chesapeake Energy Corp. (Oil & Gas)	5,916	128,377
Chevron Corp. (Oil & Gas)	18,212	1,504,493
Chubb Corp. (Insurance)	2,784	161,528
CIGNA Corp. (Insurance)	2,436	85,723
Cincinnati Financial Corp. (Insurance)	1,508	44,396
Cintas Corp. (Textiles)	1,160	31,865
Cisco Systems, Inc.* (Telecommunications)	51,620	1,178,485
Citigroup, Inc.* (Diversified Financial Services)	230,376	960,668
Citrix Systems, Inc.* (Software)	1,740	111,482
Cliffs Natural Resources, Inc. (Iron/Steel)	1,276	83,195
Clorox Co. (Household Products/Wares)	1,276	84,918
CME Group, Inc. (Diversified Financial Services)	580	167,997
CMS Energy Corp. (Electric)	2,088	38,377
Coach, Inc. (Apparel)	2,668	133,400
Coca-Cola Co. (Beverages)	20,880	1,280,362
Coca-Cola Enterprises, Inc. (Beverages)	3,016	72,414
Cognizant Technology Solutions Corp.* (Computers)	2,668	173,927
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,408	339,945
Comcast Corp. - Class A (Media)	25,404	522,814
Comerica, Inc. (Banks)	1,624	58,107
Computer Sciences Corp. (Computers)	1,392	68,278
Compuware Corp.* (Software)	1,972	19,740
ConAgra Foods, Inc. (Food)	3,944	88,701
ConocoPhillips (Oil & Gas)	13,340	792,396
CONSOL Energy, Inc. (Coal)	2,088	76,755
Consolidated Edison, Inc. (Electric)	2,552	126,885
Constellation Brands, Inc.* (Beverages)	1,624	32,042
Constellation Energy Group, Inc. (Electric)	1,856	56,125
Corning, Inc. (Telecommunications)	14,152	258,699
Costco Wholesale Corp. (Retail)	3,944	247,565
Coventry Health Care, Inc.* (Healthcare - Services)	1,392	32,601
CSX Corp. (Transportation)	3,480	213,846
Cummins, Inc. (Machinery - Diversified)	1,740	153,294
CVS Caremark Corp. (Retail)	12,296	370,355
D.R. Horton, Inc. (Home Builders)	2,552	26,643
Danaher Corp. (Miscellaneous Manufacturing)	4,872	211,250
Darden Restaurants, Inc. (Retail)	1,276	58,326
DaVita, Inc.* (Healthcare - Services)	928	66,584
Dean Foods Co.* (Food)	1,624	16,890
Deere & Co. (Machinery - Diversified)	3,828	293,990
Dell, Inc.* (Computers)	15,312	220,187
Denbury Resources, Inc.* (Oil & Gas)	3,596	61,204
DENTSPLY International, Inc. (Healthcare - Products)	1,276	40,054
Devon Energy Corp. (Oil & Gas)	3,944	256,439
DeVry, Inc. (Commercial Services)	580	27,759
Diamond Offshore Drilling, Inc. (Oil & Gas)	580	38,373
DIRECTV - Class A* (Media)	7,772	337,771
Discover Financial Services (Diversified Financial Services)	4,872	85,991
Discovery Communications, Inc. - Class A* (Media)	2,552	113,845
Dominion Resources, Inc. (Electric)	5,336	231,903
Dover Corp. (Miscellaneous Manufacturing)	1,740	92,394
Dr. Pepper Snapple Group, Inc. (Beverages)	2,204	80,556
DTE Energy Co. (Electric)	1,508	70,514
Duke Energy Corp. (Electric)	11,948	217,573
Dun & Bradstreet Corp. (Software)	464	34,526
E*TRADE Financial Corp.* (Diversified Financial Services)	1,740	24,882
E.I. du Pont de Nemours & Co. (Chemicals)	8,236	389,398
Eastman Chemical Co. (Chemicals)	696	54,685
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,436	11,474
Eaton Corp. (Miscellaneous Manufacturing)	1,508	133,956
eBay, Inc.* (Internet)	10,440	311,216
Ecolab, Inc. (Chemicals)	2,088	102,980
Edison International (Electric)	2,900	107,010
El Paso Corp. (Pipelines)	6,380	84,599
Electronic Arts, Inc.* (Software)	3,016	47,804
Eli Lilly & Co. (Pharmaceuticals)	9,164	322,573
EMC Corp.* (Computers)	18,560	389,946
Emerson Electric Co. (Electrical Components & Equipment)	6,844	375,736
Entergy Corp. (Electric)	1,740	129,682
EOG Resources, Inc. (Oil & Gas)	2,320	222,070
EQT Corp. (Oil & Gas)	1,392	52,116
Equifax, Inc. (Commercial Services)	1,160	38,431
Equity Residential (REIT)	2,552	124,104
Exelon Corp. (Electric)	5,916	241,491
Expedia, Inc. (Internet)	1,856	53,731
Expeditors International of Washington, Inc. (Transportation)	1,972	97,338
Express Scripts, Inc.* (Pharmaceuticals)	4,872	236,389
Exxon Mobil Corp. (Oil & Gas)	45,936	3,053,366
Family Dollar Stores, Inc. (Retail)	1,160	53,557
Fastenal Co. (Distribution/Wholesale)	1,276	65,688
Federated Investors, Inc. - Class B (Diversified Financial Services)	812	20,227
FedEx Corp. (Transportation)	2,784	244,212
Fidelity National Information Services, Inc. (Software)	2,436	66,016
Fifth Third Bancorp (Banks)	7,192	90,331
First Horizon National Corp.* (Banks)	2,089	21,077
First Solar, Inc.* (Energy - Alternate Sources)	464	63,884
FirstEnergy Corp. (Electric)	2,784	101,115
Fiserv, Inc.* (Software)	1,392	75,892
FLIR Systems, Inc.* (Electronics)	1,392	38,753
Flowserve Corp. (Machinery - Diversified)	464	46,400

See accompanying notes to the Schedules of Portfolio Investments.

Fluor Corp. (Engineering & Construction)	1,624	78,261
FMC Corp. (Chemicals)	696	50,878
FMC Technologies, Inc.* (Oil & Gas Services)	1,044	75,272
Ford Motor Co.* (Auto Manufacturers)	31,088	439,273
Forest Laboratories, Inc.* (Pharmaceuticals)	2,552	84,344
Fortune Brands, Inc. (Household Products/Wares)	1,392	75,238
Franklin Resources, Inc. (Diversified Financial Services)	1,276	146,357
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	4,292	406,367
Frontier Communications Corp. (Telecommunications)	8,932	78,423
GameStop Corp. - Class A* (Retail)	1,392	27,367
Gannett Co., Inc. (Media)	2,204	26,117
General Dynamics Corp. (Aerospace/Defense)	3,480	237,058
General Electric Co. (Miscellaneous Manufacturing)	96,512	1,546,122
General Mills, Inc. (Food)	5,800	217,732
Genuine Parts Co. (Distribution/Wholesale)	1,392	66,621
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	4,408	49,987
Genzyme Corp.* (Biotechnology)	2,320	167,342
Gilead Sciences, Inc.* (Pharmaceuticals)	7,540	299,112
Goodrich Corp. (Aerospace/Defense)	1,160	95,201
Google, Inc. - Class A* (Internet)	2,204	1,351,030
H & R Block, Inc. (Commercial Services)	2,784	32,823
Halliburton Co. (Oil & Gas Services)	8,236	262,399
Harley-Davidson, Inc. (Leisure Time)	2,088	64,060
Harman International Industries, Inc.* (Home Furnishings)	580	19,459
Harris Corp. (Telecommunications)	1,160	52,420
Hartford Financial Services Group, Inc. (Insurance)	4,060	97,359
Hasbro, Inc. (Toys/Games/Hobbies)	1,276	59,015
HCP, Inc. (REIT)	2,784	100,252
Health Care REIT, Inc. (REIT)	1,160	59,276
Heinz (H.J.) Co. (Food)	2,900	142,419
Helmerich & Payne, Inc. (Oil & Gas)	928	39,700
Hess Corp. (Oil & Gas)	2,668	168,164
Hewlett-Packard Co. (Computers)	20,532	863,576
Home Depot, Inc. (Retail)	15,080	465,670
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,960	327,886
Hormel Foods Corp. (Food)	580	26,634
Hospira, Inc.* (Pharmaceuticals)	1,508	89,696
Host Marriott Corp. (REIT)	5,916	94,005
Hudson City Bancorp, Inc. (Savings & Loans)	4,756	55,407
Humana, Inc.* (Healthcare - Services)	1,508	87,901
Huntington Bancshares, Inc. (Banks)	6,496	36,832
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,524	206,747
Integrys Energy Group, Inc. (Electric)	696	37,020
Intel Corp. (Semiconductors)	50,228	1,008,076
IntercontinentalExchange, Inc.* (Diversified Financial Services)	696	79,949
International Business Machines Corp. (Computers)	11,368	1,632,445
International Flavors & Fragrances, Inc. (Chemicals)	696	34,911
International Game Technology (Entertainment)	2,668	41,594
International Paper Co. (Forest Products & Paper)	3,944	99,704
Interpublic Group of Cos., Inc.* (Advertising)	4,408	45,623
Intuit, Inc.* (Software)	2,552	122,496
Intuitive Surgical, Inc.* (Healthcare - Products)	348	91,507
Invesco, Ltd. (Diversified Financial Services)	4,176	96,048
Iron Mountain, Inc. (Commercial Services)	1,856	40,442
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,624	76,637
J.C. Penney Co., Inc. (Retail)	2,088	65,104
J.P. Morgan Chase & Co. (Diversified Financial Services)	35,844	1,348,810
Jabil Circuit, Inc. (Electronics)	1,740	26,692
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,160	44,788
Janus Capital Group, Inc. (Diversified Financial Services)	1,624	17,149
JDS Uniphase Corp.* (Telecommunications)	1,972	20,726
JM Smucker Co. (Food)	1,044	67,108
Johnson & Johnson (Healthcare - Products)	24,824	1,580,544
Johnson Controls, Inc. (Auto Parts & Equipment)	6,032	211,844
Juniper Networks, Inc.* (Telecommunications)	4,640	150,290
Kellogg Co. (Food)	2,320	116,603
KeyCorp (Banks)	8,004	65,553
Kimberly-Clark Corp. (Household Products/Wares)	3,712	235,118
Kimco Realty Corp. (REIT)	3,712	63,958
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,204	31,165
KLA -Tencor Corp. (Semiconductors)	1,508	53,866
Kohls Corp.* (Retail)	2,784	142,541
Kraft Foods, Inc. (Food)	15,776	509,091
Kroger Co. (Food)	5,800	127,600
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,044	75,366
Laboratory Corp. of America Holdings* (Healthcare - Services)	928	75,465
Legg Mason, Inc. (Diversified Financial Services)	1,392	43,194
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,276	26,005
Lennar Corp. - Class A (Home Builders)	1,392	20,198
Leucadia National Corp.* (Holding Companies - Diversified)	1,740	44,231
Lexmark International, Inc. - Class A* (Computers)	696	26,469

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	1,624	81,492
Limited, Inc. (Retail)	2,436	71,594
Lincoln National Corp. (Insurance)	2,900	70,992
Linear Technology Corp. (Semiconductors)	1,972	63,558
Lockheed Martin Corp. (Aerospace/Defense)	2,668	190,202
Loews Corp. (Insurance)	2,900	114,492
Lorillard, Inc. (Agriculture)	1,392	118,793
Lowe’s Cos., Inc. (Retail)	12,644	269,696
LSI Logic Corp.* (Semiconductors)	5,800	30,392
M&T Bank Corp. (Banks)	812	60,697
Macy’s, Inc. (Retail)	3,828	90,494
Marathon Oil Corp. (Oil & Gas)	6,380	226,937
Marriott International, Inc. - Class A (Lodging)	2,553	94,570
Marsh & McLennan Cos., Inc. (Insurance)	4,872	121,703
Marshall & Ilsley Corp. (Banks)	4,756	28,108
Masco Corp. (Building Materials)	3,248	34,624
Massey Energy Co. (Coal)	928	39,041
MasterCard, Inc. - Class A (Software)	928	222,776
Mattel, Inc. (Toys/Games/Hobbies)	3,248	75,776
McAfee, Inc.* (Internet)	1,392	65,842
McCormick & Co., Inc. (Food)	1,160	51,295
McDonald’s Corp. (Retail)	9,628	748,770
McGraw-Hill Cos., Inc. (Media)	2,784	104,818
McKesson Corp. (Commercial Services)	2,320	153,074
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,856	109,170
MeadWestvaco Corp. (Forest Products & Paper)	1,508	38,801
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,944	207,178
Medtronic, Inc. (Healthcare - Products)	9,744	343,086
MEMC Electronic Materials, Inc.* (Semiconductors)	2,088	26,768
Merck & Co., Inc. (Pharmaceuticals)	27,840	1,010,035
Meredith Corp. (Media)	348	11,815
MetLife, Inc. (Insurance)	8,236	332,158
MetroPCS Communications, Inc.* (Telecommunications)	2,320	24,151
Microchip Technology, Inc. (Semiconductors)	1,624	52,260
Micron Technology, Inc.* (Semiconductors)	7,772	64,274
Microsoft Corp. (Software)	68,788	1,832,512
Molex, Inc. (Electrical Components & Equipment)	1,276	25,903
Molson Coors Brewing Co. - Class B (Beverages)	1,392	65,744
Monsanto Co. (Agriculture)	4,872	289,494
Monster Worldwide, Inc.* (Internet)	1,160	20,950
Moody’s Corp. (Commercial Services)	1,856	50,223
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,644	314,456
Motorola, Inc.* (Telecommunications)	21,112	172,063
Murphy Oil Corp. (Oil & Gas)	1,740	113,378
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,784	56,571
Nabors Industries, Ltd.* (Oil & Gas)	2,552	53,337
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,276	26,822
National Oilwell Varco, Inc. (Oil & Gas Services)	3,828	205,793
National Semiconductor Corp. (Semiconductors)	2,204	30,195
NetApp, Inc.* (Computers)	3,248	172,956
Newell Rubbermaid, Inc. (Housewares)	2,784	49,138
Newmont Mining Corp. (Mining)	4,408	268,315
News Corp. - Class A (Media)	20,648	298,570
NextEra Energy, Inc. (Electric)	3,712	204,308
Nicor, Inc. (Gas)	464	22,100
NIKE, Inc. - Class B (Apparel)	3,480	283,411
NiSource, Inc. (Electric)	2,552	44,175
Noble Energy, Inc. (Oil & Gas)	1,624	132,323
Nordstrom, Inc. (Retail)	1,508	58,073
Norfolk Southern Corp. (Transportation)	3,364	206,852
Northeast Utilities System (Electric)	1,624	50,799
Northern Trust Corp. (Banks)	2,204	109,384
Northrop Grumman Corp. (Aerospace/Defense)	2,668	168,644
Novell, Inc.* (Software)	3,132	18,573
Novellus Systems, Inc.* (Semiconductors)	812	23,719
NRG Energy, Inc.* (Electric)	2,320	46,191
Nucor Corp. (Iron/Steel)	2,900	110,838
NVIDIA Corp.* (Semiconductors)	5,220	62,797
NYSE Euronext (Diversified Financial Services)	2,320	71,085
O’Reilly Automotive, Inc.* (Retail)	1,276	74,646
Occidental Petroleum Corp. (Oil & Gas)	7,308	574,628
Office Depot, Inc.* (Retail)	2,436	10,938
Omnicom Group, Inc. (Advertising)	2,668	117,285
ONEOK, Inc. (Gas)	928	46,233
Oracle Corp. (Software)	34,916	1,026,530
Owens-Illinois, Inc.* (Packaging & Containers)	1,508	42,269
PACCAR, Inc. (Auto Manufacturers)	3,248	166,492
Pactiv Corp.* (Packaging & Containers)	1,276	42,338
Pall Corp. (Miscellaneous Manufacturing)	1,044	44,547
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,508	115,437
Patterson Cos., Inc. (Healthcare - Products)	928	25,659
Paychex, Inc. (Commercial Services)	2,900	80,330
Peabody Energy Corp. (Coal)	2,436	128,864
People’s United Financial, Inc. (Banks)	3,364	41,411
Pepco Holdings, Inc. (Electric)	1,972	37,981
PepsiCo, Inc. (Beverages)	14,384	939,275
PerkinElmer, Inc. (Electronics)	1,044	24,482
Pfizer, Inc. (Pharmaceuticals)	72,616	1,263,518
PG&E Corp. (Electric)	3,480	166,414
Philip Morris International, Inc. (Commercial Services)	16,588	970,398

See accompanying notes to the Schedules of Portfolio Investments.

Pinnacle West Capital Corp. (Electric)	928	38,196
Pioneer Natural Resources Co. (Oil & Gas)	1,044	72,871
Pitney Bowes, Inc. (Office/Business Equipment)	1,856	40,721
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,508	55,555
PNC Financial Services Group (Banks)	4,756	256,348
Polo Ralph Lauren Corp. (Apparel)	580	56,190
PPG Industries, Inc. (Chemicals)	1,508	115,664
PPL Corp. (Electric)	4,408	118,575
Praxair, Inc. (Chemicals)	2,784	254,291
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,276	174,276
Priceline.com, Inc.* (Internet)	464	174,840
Principal Financial Group, Inc. (Insurance)	2,900	77,836
Procter & Gamble Co. (Cosmetics/Personal Care)	25,636	1,629,680
Progress Energy, Inc. (Electric)	2,668	120,060
Progressive Corp. (Insurance)	6,032	127,637
ProLogis (REIT)	4,988	68,086
Prudential Financial, Inc. (Insurance)	4,176	219,574
Public Service Enterprise Group, Inc. (Electric)	4,524	146,351
Public Storage, Inc. (REIT)	1,276	126,605
Pulte Group, Inc.* (Home Builders)	3,016	23,676
QEP Resources, Inc. (Oil & Gas)	1,624	53,641
QLogic Corp.* (Semiconductors)	1,044	18,343
Qualcomm, Inc. (Telecommunications)	14,500	654,385
Quanta Services, Inc.* (Commercial Services)	1,856	36,489
Quest Diagnostics, Inc. (Healthcare - Services)	1,276	62,703
Qwest Communications International, Inc. (Telecommunications)	15,660	103,356
R.R. Donnelley & Sons Co. (Commercial Services)	1,856	34,243
RadioShack Corp. (Retail)	1,160	23,351
Range Resources Corp. (Oil & Gas)	1,392	52,047
Raytheon Co. (Aerospace/Defense)	3,364	155,013
Red Hat, Inc.* (Software)	1,740	73,532
Regions Financial Corp. (Banks)	11,368	71,618
Republic Services, Inc. (Environmental Control)	2,784	82,991
Reynolds American, Inc. (Agriculture)	1,508	97,869
Robert Half International, Inc. (Commercial Services)	1,276	34,592
Rockwell Automation, Inc. (Machinery - Diversified)	1,276	79,584
Rockwell Collins, Inc. (Aerospace/Defense)	1,392	84,230
Roper Industries, Inc. (Miscellaneous Manufacturing)	812	56,377
Ross Stores, Inc. (Retail)	1,044	61,586
Rowan Cos., Inc.* (Oil & Gas)	1,044	34,348
Ryder System, Inc. (Transportation)	464	20,300
Safeway, Inc. (Food)	3,480	79,692
SAIC, Inc.* (Commercial Services)	2,668	41,461
Salesforce.com, Inc.* (Software)	1,044	121,177
SanDisk Corp.* (Computers)	2,088	78,467
Sara Lee Corp. (Food)	6,032	86,439
SCANA Corp. (Electric)	1,044	42,637
Schlumberger, Ltd. (Oil & Gas Services)	12,296	859,367
Scripps Networks Interactive - Class A (Entertainment)	812	41,323
Sealed Air Corp. (Packaging & Containers)	1,392	32,225
Sears Holdings Corp.* (Retail)	348	25,049
Sempra Energy (Gas)	2,204	117,870
Sherwin-Williams Co. (Chemicals)	812	59,252
Sigma-Aldrich Corp. (Chemicals)	1,044	66,210
Simon Property Group, Inc. (REIT)	2,668	256,181
SLM Corp.* (Diversified Financial Services)	4,408	52,455
Snap-on, Inc. (Hand/Machine Tools)	580	29,580
Southern Co. (Electric)	7,540	285,540
Southwest Airlines Co. (Airlines)	6,728	92,577
Southwestern Energy Co.* (Oil & Gas)	3,132	106,018
Spectra Energy Corp. (Pipelines)	5,800	137,866
Sprint Nextel Corp.* (Telecommunications)	26,912	110,877
St. Jude Medical, Inc.* (Healthcare - Products)	2,900	111,070
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,508	93,451
Staples, Inc. (Retail)	6,612	135,348
Starbucks Corp. (Retail)	6,728	191,613
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,740	94,204
State Street Corp. (Banks)	4,524	188,922
Stericycle, Inc.* (Environmental Control)	812	58,253
Stryker Corp. (Healthcare - Products)	3,132	155,003
Sunoco, Inc. (Oil & Gas)	1,044	39,119
SunTrust Banks, Inc. (Banks)	4,524	113,190
SuperValu, Inc. (Food)	1,972	21,278
Symantec Corp.* (Internet)	7,076	114,490
Sysco Corp. (Food)	5,336	157,199
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,320	128,226
Target Corp. (Retail)	6,496	337,402
TECO Energy, Inc. (Electric)	1,972	34,687
Tellabs, Inc. (Telecommunications)	3,480	23,734
Tenet Healthcare Corp.* (Healthcare - Services)	4,408	19,219
Teradata Corp.* (Computers)	1,508	59,355
Teradyne, Inc.* (Semiconductors)	1,624	18,254
Tesoro Petroleum Corp. (Oil & Gas)	1,276	16,537
Texas Instruments, Inc. (Semiconductors)	10,788	319,001
Textron, Inc. (Miscellaneous Manufacturing)	2,436	50,718
The AES Corp.* (Electric)	6,032	72,022
The Charles Schwab Corp. (Diversified Financial Services)	8,932	137,553
The Dow Chemical Co. (Chemicals)	10,440	321,865
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,044	74,301
The Gap, Inc. (Retail)	3,944	74,975
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,640	746,808

See accompanying notes to the Schedules of Portfolio Investments.

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,204	22,525
The Hershey Co. (Food)	1,392	68,890
The New York Times Co. - Class A* (Media)	1,044	8,007
The Travelers Cos., Inc. (Insurance)	4,292	236,918
The Williams Cos., Inc. (Pipelines)	5,336	114,831
Thermo Fisher Scientific, Inc.* (Electronics)	3,712	190,871
Tiffany & Co. (Retail)	1,160	61,480
Time Warner Cable, Inc. (Media)	3,248	187,962
Time Warner, Inc. (Media)	10,208	331,862
Titanium Metals Corp.* (Mining)	812	15,964
TJX Cos., Inc. (Retail)	3,596	165,020
Torchmark Corp. (Insurance)	696	39,867
Total System Services, Inc. (Software)	1,508	23,540
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,524	173,179
Tyson Foods, Inc. - Class A (Food)	2,668	41,487
U.S. Bancorp (Banks)	17,284	417,927
Union Pacific Corp. (Transportation)	4,524	396,664
United Parcel Service, Inc. - Class B (Transportation)	8,932	601,481
United States Steel Corp. (Iron/Steel)	1,276	54,600
United Technologies Corp. (Aerospace/Defense)	8,352	624,479
UnitedHealth Group, Inc. (Healthcare - Services)	10,208	367,998
UnumProvident Corp. (Insurance)	2,900	65,018
Urban Outfitters, Inc.* (Retail)	1,160	35,693
V.F. Corp. (Apparel)	812	67,591
Valero Energy Corp. (Oil & Gas)	5,104	91,617
Varian Medical Systems, Inc.* (Healthcare - Products)	1,044	66,002
Ventas, Inc. (REIT)	1,392	74,555
VeriSign, Inc.* (Internet)	1,624	56,434
Verizon Communications, Inc. (Telecommunications)	25,520	828,634
Viacom, Inc. - Class B (Media)	5,452	210,393
Visa, Inc. - Class A (Commercial Services)	4,524	353,641
Vornado Realty Trust (REIT)	1,508	131,784
Vulcan Materials Co. (Building Materials)	1,160	42,352
W.W. Grainger, Inc. (Distribution/Wholesale)	580	71,937
Wal-Mart Stores, Inc. (Retail)	18,096	980,260
Walgreen Co. (Retail)	8,816	298,686
Walt Disney Co. (Media)	17,284	624,125
Washington Post Co. - Class B (Media)	116	46,649
Waste Management, Inc. (Environmental Control)	4,292	153,310
Waters Corp.* (Electronics)	812	60,194
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	928	43,291
WellPoint, Inc.* (Healthcare - Services)	3,596	195,407
Wells Fargo & Co. (Banks)	47,212	1,231,289
Western Digital Corp.* (Computers)	2,088	66,858
Western Union Co. (Commercial Services)	5,916	104,122
Weyerhaeuser Co. (Forest Products & Paper)	4,872	79,024
Whirlpool Corp. (Home Furnishings)	696	52,778
Whole Foods Market, Inc.* (Food)	1,276	50,721
Windstream Corp. (Telecommunications)	4,408	55,805
Wisconsin Energy Corp. (Electric)	1,044	62,160
Wyndham Worldwide Corp. (Lodging)	1,624	46,690
Wynn Resorts, Ltd. (Lodging)	696	74,590
Xcel Energy, Inc. (Electric)	4,176	99,639
Xerox Corp. (Office/Business Equipment)	12,528	146,578
Xilinx, Inc. (Semiconductors)	2,320	62,199
XL Group PLC (Insurance)	3,132	66,242
Yahoo!, Inc.* (Internet)	12,180	201,092
YUM! Brands, Inc. (Retail)	4,176	206,963
Zimmer Holdings, Inc.* (Healthcare - Products)	1,856	88,049
Zions Bancorp (Banks)	1,508	31,155

TOTAL COMMON STOCKS (Cost $83,677,565)		96,917,171

	Principal
	Amount	Value

Repurchase Agreements (40.1%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,267,057 (Collateralized by $4,928,900 U.S. Treasury Notes, 3.50%, 5/15/20, total value $5,372,501)	$5,267,000	$5,267,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $19,566,228 (Collateralized by $19,989,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $19,958,580)	19,566,000	19,566,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $33,353,417 (Collateralized by $32,913,500 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $34,021,068)	33,353,000	33,353,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,514,056 (Collateralized by $4,477,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $4,605,714)	4,514,000	4,514,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,751,041 (Collateralized by $3,778,400 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $3,826,184)	3,751,000	3,751,000

TOTAL REPURCHASE AGREEMENTS (Cost $66,451,000)		66,451,000

TOTAL INVESTMENT SECURITIES (Cost $150,128,565)—98.5%		163,368,171
Net other assets (liabilities)—1.5%		2,441,058

NET ASSETS—100.0%		$165,809,229

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $33,009,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2010.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $37,000,838)	627	$(66,332)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,378,303	$1,040
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	196,026,957	166,849

		$167,889

UltraBull ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Advertising	$162,908	0.1%
Aerospace/Defense	2,097,265	1.3%
Agriculture	1,177,105	0.7%
Airlines	92,577	0.1%
Apparel	540,592	0.3%
Auto Manufacturers	605,765	0.4%
Auto Parts & Equipment	234,369	0.1%
Banks	4,281,168	2.6%
Beverages	2,526,825	1.5%
Biotechnology	1,143,804	0.7%
Building Materials	76,976	0.1%
Chemicals	1,752,343	1.1%
Coal	244,660	0.2%
Commercial Services	2,041,505	1.2%
Computers	6,230,429	3.8%
Cosmetics/Personal Care	2,160,489	1.3%
Distribution/Wholesale	204,246	0.1%
Diversified Financial Services	5,183,782	3.1%
Electric	3,250,372	2.0%
Electrical Components & Equipment	401,639	0.2%
Electronics	531,397	0.3%
Energy - Alternate Sources	63,884	NM
Engineering & Construction	123,049	0.1%
Entertainment	82,917	0.1%
Environmental Control	294,554	0.2%
Food	1,932,854	1.2%
Forest Products & Paper	273,084	0.2%
Gas	186,203	0.1%
Hand/Machine Tools	123,031	0.1%
Healthcare - Products	3,129,584	1.9%
Healthcare - Services	1,018,718	0.6%
Holding Companies - Diversified	44,231	NM
Home Builders	70,517	NM
Home Furnishings	72,237	NM
Household Products/Wares	433,223	0.3%
Housewares	49,138	NM
Insurance	3,885,175	2.3%
Internet	2,969,912	1.8%
Iron/Steel	310,673	0.2%
Leisure Time	234,322	0.1%
Lodging	310,054	0.2%
Machinery - Construction & Mining	446,762	0.3%
Machinery - Diversified	573,268	0.3%
Media	2,928,834	1.8%
Metal Fabricate/Hardware	174,276	0.1%
Mining	812,492	0.5%
Miscellaneous Manufacturing	3,619,822	2.2%
Office/Business Equipment	187,299	0.1%
Oil & Gas	8,517,048	5.1%
Oil & Gas Services	1,681,981	1.0%
Packaging & Containers	198,565	0.1%
Pharmaceuticals	5,325,787	3.2%
Pipelines	337,296	0.2%
REIT	1,319,444	0.8%
Real Estate	48,958	NM
Retail	5,780,021	3.5%
Savings & Loans	55,407	NM
Semiconductors	2,362,350	1.4%
Software	4,417,552	2.7%
Telecommunications	5,528,800	3.3%
Textiles	31,865	NM
Toys/Games/Hobbies	134,791	0.1%
Transportation	1,886,977	1.1%
Other**	68,892,058	41.6%

Total	$165,809,229	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraMid-Cap ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (50.1%)
99 Cents Only Stores* (Retail)	1,626	$25,073
Aaron’s, Inc. (Commercial Services)	2,439	46,000
ACI Worldwide, Inc.* (Software)	1,084	26,417
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,355	67,845
Acxiom Corp.* (Software)	2,710	47,561
ADC Telecommunications, Inc.* (Telecommunications)	3,252	41,268
ADTRAN, Inc. (Telecommunications)	2,168	69,961
Advance Auto Parts, Inc. (Retail)	2,981	193,705
Advent Software, Inc.* (Software)	542	29,116
Aecom Technology Corp.* (Engineering & Construction)	4,065	107,682
Aeropostale, Inc.* (Retail)	3,252	79,284
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,626	139,202
AGCO Corp.* (Machinery - Diversified)	3,252	138,112
AGL Resources, Inc. (Gas)	2,710	106,395
AirTran Holdings, Inc.* (Airlines)	4,607	34,092
Alaska Air Group, Inc.* (Airlines)	1,084	57,235
Albemarle Corp. (Chemicals)	2,981	149,438
Alberto-Culver Co. (Cosmetics/Personal Care)	2,981	111,161
Alexander & Baldwin, Inc. (Transportation)	1,355	46,653
Alexandria Real Estate Equities, Inc. (REIT)	1,626	119,478
Alliance Data Systems Corp.* (Commercial Services)	1,897	115,186
Alliant Energy Corp. (Electric)	3,794	138,595
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,084	82,644
Allscripts Healthcare Solutions, Inc.* (Software)	5,691	108,641
AMB Property Corp. (REIT)	5,691	160,429
American Eagle Outfitters, Inc. (Retail)	6,775	108,468
American Financial Group, Inc. (Insurance)	2,710	82,872
American Greetings Corp. - Class A (Household Products/Wares)	1,355	26,246
Ametek, Inc. (Electrical Components & Equipment)	3,523	190,418
AnnTaylor Stores Corp.* (Retail)	1,897	44,200
ANSYS, Inc.* (Software)	2,981	134,890
AOL, Inc.* (Internet)	3,523	93,994
Apollo Investment Corp. (Investment Companies)	6,504	71,479
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,168	97,300
Aqua America, Inc. (Water)	4,607	99,189
Arch Coal, Inc. (Coal)	5,420	133,278
Arrow Electronics, Inc.* (Electronics)	4,065	120,365
Arthur J. Gallagher & Co. (Insurance)	3,523	99,208
Ashland, Inc. (Chemicals)	2,710	139,917
Associated Banc-Corp (Banks)	5,962	75,539
Astoria Financial Corp. (Savings & Loans)	2,710	33,658
Atmel Corp.* (Semiconductors)	15,718	139,261
Atmos Energy Corp. (Gas)	2,981	87,790
Atwood Oceanics, Inc.* (Oil & Gas)	1,897	61,671
Avnet, Inc.* (Electronics)	5,149	153,337
Baldor Electric Co. (Hand/Machine Tools)	1,626	68,325
Bally Technologies, Inc.* (Entertainment)	1,897	68,444
BancorpSouth, Inc. (Banks)	2,439	32,170
Bank of Hawaii Corp. (Banks)	1,626	70,227
Barnes & Noble, Inc. (Retail)	1,355	20,298
BE Aerospace, Inc.* (Aerospace/Defense)	3,523	129,505
Beckman Coulter, Inc. (Healthcare - Products)	2,439	129,852
Bill Barrett Corp.* (Oil & Gas)	1,626	61,381
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	542	49,116
BJ’s Wholesale Club, Inc.* (Retail)	1,897	79,162
Black Hills Corp. (Electric)	1,355	43,143
Bob Evans Farms, Inc. (Retail)	1,084	31,111
BorgWarner, Inc.* (Auto Parts & Equipment)	3,794	212,881
Boyd Gaming Corp.* (Lodging)	1,897	15,764
BRE Properties, Inc. - Class A (REIT)	2,168	93,072
Brinker International, Inc. (Retail)	3,523	65,316
Broadridge Financial Solutions, Inc. (Software)	4,336	95,392
Brown & Brown, Inc. (Insurance)	4,065	90,609
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	2,710	184,714
Cabot Corp. (Chemicals)	2,168	73,755
Cadence Design Systems, Inc.* (Computers)	8,943	75,747
Camden Property Trust (REIT)	2,168	107,511
Career Education Corp.* (Commercial Services)	2,168	38,027
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,168	76,032
Carpenter Technology Corp. (Iron/Steel)	1,626	57,983
Cathay Bancorp, Inc. (Banks)	2,710	36,856
Charles River Laboratories International, Inc.* (Biotechnology)	2,168	71,045
Cheesecake Factory, Inc.* (Retail)	1,897	55,241
Chico’s FAS, Inc. (Retail)	6,233	60,585
Chipotle Mexican Grill, Inc. - Class A* (Retail)	1,084	227,868
Church & Dwight, Inc. (Household Products/Wares)	2,439	160,608
Ciena Corp.* (Telecommunications)	3,252	45,170
Cimarex Energy Co. (Oil & Gas)	2,981	228,792
Cincinnati Bell, Inc.* (Telecommunications)	6,775	16,599
City National Corp. (Banks)	1,626	83,853
Clean Harbors, Inc.* (Environmental Control)	813	57,317
Cleco Corp. (Electric)	2,168	67,793
Coldwater Creek, Inc.* (Retail)	2,168	7,306
Collective Brands, Inc.* (Retail)	2,168	33,235
Commerce Bancshares, Inc. (Banks)	2,439	89,853
Commercial Metals Co. (Metal Fabricate/Hardware)	3,794	52,661
Commscope, Inc.* (Telecommunications)	3,252	102,958

See accompanying notes to the Schedules of Portfolio Investments.

Community Health Systems, Inc.* (Healthcare - Services)	3,252	97,820
Comstock Resources, Inc.* (Oil & Gas)	1,626	36,341
Con-way, Inc. (Transportation)	1,897	62,620
Convergys Corp.* (Commercial Services)	4,336	49,084
Copart, Inc.* (Retail)	2,439	82,585
CoreLogic, Inc. (Commercial Services)	3,523	61,899
Corinthian Colleges, Inc.* (Commercial Services)	2,981	15,561
Corn Products International, Inc. (Food)	2,439	103,779
Corporate Office Properties Trust (REIT)	1,897	67,325
Corrections Corp. of America* (Commercial Services)	3,794	97,392
Cousins Properties, Inc. (REIT)	3,523	26,105
Covance, Inc.* (Healthcare - Services)	2,168	101,874
Crane Co. (Miscellaneous Manufacturing)	1,626	62,211
Cree Research, Inc.* (Semiconductors)	3,794	194,594
Cullen/Frost Bankers, Inc. (Banks)	2,168	113,690
Cytec Industries, Inc. (Chemicals)	1,626	80,520
Deluxe Corp. (Commercial Services)	1,626	33,235
Dick’s Sporting Goods, Inc.* (Retail)	2,981	85,912
Diebold, Inc. (Computers)	2,168	66,449
Digital River, Inc.* (Internet)	1,355	50,487
Dollar Tree, Inc.* (Retail)	4,336	222,480
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,710	132,031
DPL, Inc. (Electric)	4,065	106,096
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	2,439	86,097
Dress Barn, Inc.* (Retail)	2,439	55,951
Drill-Quip, Inc.* (Oil & Gas Services)	1,084	74,904
DST Systems, Inc. (Computers)	1,355	58,631
Duke-Weeks Realty Corp. (REIT)	8,672	108,140
Dynegy, Inc.* (Electric)	3,523	16,347
Eaton Vance Corp. (Diversified Financial Services)	4,065	116,950
Edwards Lifesciences Corp.* (Healthcare - Products)	3,794	242,475
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,794	139,392
Energen Corp. (Gas)	2,439	108,877
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,439	182,388
Equinix, Inc.* (Internet)	1,626	136,974
Equity One, Inc. (REIT)	1,355	25,339
Essex Property Trust, Inc. (REIT)	1,084	122,449
Everest Re Group, Ltd. (Insurance)	1,897	159,879
Exterran Holdings, Inc.* (Oil & Gas Services)	2,168	54,569
F5 Networks, Inc.* (Internet)	2,710	318,967
FactSet Research Systems, Inc. (Computers)	1,626	142,730
Fair Isaac Corp. (Software)	1,355	32,574
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,336	48,867
Federal Realty Investment Trust (REIT)	2,168	177,733
Fidelity National Title Group, Inc. - Class A (Insurance)	7,859	105,232
First American Financial Corp. (Insurance)	3,523	49,463
First Niagara Financial Group, Inc. (Savings & Loans)	7,046	83,495
FirstMerit Corp. (Banks)	3,794	65,181
Flowers Foods, Inc. (Food)	2,710	69,051
Foot Locker, Inc. (Retail)	5,420	86,341
Forest Oil Corp.* (Oil & Gas)	3,794	116,590
Fossil, Inc.* (Household Products/Wares)	1,897	111,904
Frontier Oil Corp. (Oil & Gas)	3,523	46,680
FTI Consulting, Inc.* (Commercial Services)	1,626	57,658
Fulton Financial Corp. (Banks)	6,775	63,278
Gardner Denver, Inc. (Machinery - Diversified)	1,897	109,685
Gartner Group, Inc.* (Commercial Services)	2,439	77,292
GATX Corp. (Trucking & Leasing)	1,626	51,479
Gen-Probe, Inc.* (Healthcare - Products)	1,626	78,747
Gentex Corp. (Electronics)	4,878	97,462
Global Payments, Inc. (Software)	2,710	105,582
Graco, Inc. (Machinery - Diversified)	2,168	74,601
Granite Construction, Inc. (Engineering & Construction)	1,084	26,211
Great Plains Energy, Inc. (Electric)	4,607	87,671
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,794	125,164
Greenhill & Co., Inc. (Diversified Financial Services)	813	63,146
Greif, Inc. - Class A (Packaging & Containers)	1,084	63,674
GUESS?, Inc. (Apparel)	2,168	84,379
Hanesbrands, Inc.* (Apparel)	3,252	80,650
Hanover Insurance Group, Inc. (Insurance)	1,626	73,576
Hansen Natural Corp.* (Beverages)	2,439	124,901
Harsco Corp. (Miscellaneous Manufacturing)	2,710	62,818
Harte-Hanks, Inc. (Advertising)	1,355	16,368
Hawaiian Electric Industries, Inc. (Electric)	3,252	73,300
HCC Insurance Holdings, Inc. (Insurance)	3,794	100,465
Health Management Associates, Inc. - Class A* (Healthcare - Services)	8,401	67,292
Health Net, Inc.* (Healthcare - Services)	3,252	87,446
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,523	44,707
Henry Schein, Inc.* (Healthcare - Products)	2,981	167,383
Herman Miller, Inc. (Office Furnishings)	1,897	36,479
Highwoods Properties, Inc. (REIT)	2,439	80,804
Hill-Rom Holdings, Inc. (Healthcare - Products)	2,168	84,010
HNI Corp. (Office Furnishings)	1,626	40,097
Hologic, Inc.* (Healthcare - Products)	8,943	143,267

See accompanying notes to the Schedules of Portfolio Investments.

Hospitality Properties Trust (REIT)	4,065	92,723
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,168	117,115
IDACORP, Inc. (Electric)	1,626	59,837
IDEX Corp. (Machinery - Diversified)	2,710	97,777
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,897	113,744
Immucor, Inc.* (Healthcare - Products)	2,439	42,439
Informatica Corp.* (Software)	3,252	132,324
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	5,420	95,717
Integrated Device Technology, Inc.* (Semiconductors)	5,420	31,924
International Bancshares Corp. (Banks)	1,897	32,496
International Rectifier Corp.* (Semiconductors)	2,439	56,658
International Speedway Corp. (Entertainment)	1,084	24,759
Intersil Corp. - Class A (Semiconductors)	4,336	56,758
Intrepid Potash, Inc.* (Chemicals)	1,626	55,821
Itron, Inc.* (Electronics)	1,355	82,343
ITT Educational Services, Inc.* (Commercial Services)	813	52,463
J. Crew Group, Inc.* (Retail)	2,168	69,354
J.B. Hunt Transport Services, Inc. (Transportation)	2,981	107,197
Jack Henry & Associates, Inc. (Computers)	2,981	80,964
Jefferies Group, Inc. (Diversified Financial Services)	4,336	103,760
JetBlue Airways Corp.* (Airlines)	6,775	47,290
John Wiley & Sons, Inc. (Media)	1,626	70,178
Jones Lang LaSalle, Inc. (Real Estate)	1,355	105,771
Joy Global, Inc. (Machinery - Construction & Mining)	3,523	249,957
Kansas City Southern Industries, Inc.* (Transportation)	3,523	154,378
KB Home (Home Builders)	2,439	25,634
KBR, Inc. (Engineering & Construction)	5,420	137,668
Kennametal, Inc. (Hand/Machine Tools)	2,710	92,519
Kindred Healthcare, Inc.* (Healthcare - Services)	1,355	18,591
Kinetic Concepts, Inc.* (Healthcare - Products)	2,168	82,449
Kirby Corp.* (Transportation)	1,897	81,552
Korn/Ferry International* (Commercial Services)	1,626	28,666
Lam Research Corp.* (Semiconductors)	4,336	198,545
Lamar Advertising Co.* (Advertising)	1,897	64,479
Lancaster Colony Corp. (Miscellaneous Manufacturing)	542	27,035
Landstar System, Inc. (Transportation)	1,626	61,170
Lender Processing Services, Inc. (Diversified Financial Services)	3,252	93,788
Lennox International, Inc. (Building Materials)	1,626	66,682
Liberty Property Trust (REIT)	3,794	126,947
Life Time Fitness, Inc.* (Leisure Time)	1,355	48,956
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,897	64,346
Lincare Holdings, Inc. (Healthcare - Services)	3,252	85,267
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,355	80,975
LKQ Corp.* (Distribution/Wholesale)	4,878	106,048
Louisiana-Pacific Corp.* (Forest Products & Paper)	4,336	33,561
Lubrizol Corp. (Chemicals)	2,168	222,198
M.D.C. Holdings, Inc. (Home Builders)	1,355	34,891
Mack-Cali Realty Corp. (REIT)	2,710	91,002
Manpower, Inc. (Commercial Services)	2,710	148,318
ManTech International Corp. - Class A* (Software)	813	31,878
Mariner Energy, Inc.* (Oil & Gas)	3,523	87,793
Martin Marietta Materials (Building Materials)	1,626	130,860
Masimo Corp. (Healthcare - Products)	1,897	57,232
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	1,084	35,794
MDU Resources Group, Inc. (Electric)	6,504	129,625
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	2,168	64,498
Mednax, Inc.* (Healthcare - Services)	1,626	96,275
Mentor Graphics Corp.* (Computers)	3,794	40,975
Mercury General Corp. (Insurance)	1,084	46,048
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	1,084	141,527
Micros Systems, Inc.* (Computers)	2,710	123,007
Mine Safety Appliances Co. (Environmental Control)	1,084	30,525
Minerals Technologies, Inc. (Chemicals)	542	31,799
Mohawk Industries, Inc.* (Textiles)	1,897	108,774
MSC Industrial Direct Co. - Class A (Retail)	1,626	92,584
MSCI, Inc. - Class A* (Software)	4,065	145,730
National Fuel Gas Co. (Pipelines)	2,710	149,538
National Instruments Corp. (Computers)	1,897	65,997
Nationwide Health Properties, Inc. (REIT)	4,336	177,039
Navigant Consulting Co.* (Commercial Services)	1,626	14,878
NCR Corp.* (Computers)	5,420	74,362
Netflix, Inc.* (Internet)	1,355	235,092
NeuStar, Inc.* (Telecommunications)	2,439	62,951
New York Community Bancorp (Savings & Loans)	14,905	252,342
NewAlliance Bancshares, Inc. (Savings & Loans)	3,523	45,411
Newfield Exploration Co.* (Oil & Gas)	4,607	274,669
NewMarket Corp. (Chemicals)	271	32,119

See accompanying notes to the Schedules of Portfolio Investments.

Nordson Corp. (Machinery - Diversified)	1,084	84,574
NSTAR (Electric)	3,523	146,944
NV Energy, Inc. (Electric)	8,130	111,056
NVR, Inc.* (Home Builders)	271	170,028
Oceaneering International, Inc.* (Oil & Gas Services)	1,897	117,367
OGE Energy Corp. (Electric)	3,252	143,608
Old Republic International Corp. (Insurance)	8,130	107,316
Olin Corp. (Chemicals)	2,710	54,173
OMEGA Healthcare Investors, Inc. (REIT)	3,252	74,796
Omnicare, Inc. (Pharmaceuticals)	4,065	98,048
Oshkosh Truck Corp.* (Auto Manufacturers)	2,981	87,969
Overseas Shipholding Group, Inc. (Transportation)	813	27,179
Owens & Minor, Inc. (Distribution/Wholesale)	2,168	61,745
Packaging Corp. of America (Packaging & Containers)	3,523	86,067
PacWest Bancorp (Banks)	1,084	18,894
Panera Bread Co. - Class A* (Retail)	1,084	97,029
Parametric Technology Corp.* (Software)	3,794	81,457
Patriot Coal Corp.* (Coal)	2,710	36,558
Patterson-UTI Energy, Inc. (Oil & Gas)	5,149	99,942
Pentair, Inc. (Miscellaneous Manufacturing)	3,252	106,438
Perrigo Co. (Pharmaceuticals)	2,710	178,535
PetSmart, Inc. (Retail)	4,065	152,153
Pharmaceutical Product Development, Inc. (Commercial Services)	4,065	104,918
Phillips-Van Heusen Corp. (Apparel)	2,168	132,985
Plains Exploration & Production Co.* (Oil & Gas)	4,878	135,950
Plantronics, Inc. (Telecommunications)	1,626	58,341
PNM Resources, Inc. (Electric)	2,981	35,146
Polycom, Inc.* (Telecommunications)	2,981	100,698
Potlatch Corp. (Forest Products & Paper)	1,355	46,138
Pride International, Inc.* (Oil & Gas)	5,962	180,768
Prosperity Bancshares, Inc. (Banks)	1,626	50,552
Protective Life Corp. (Insurance)	2,981	71,455
Psychiatric Solutions, Inc.* (Healthcare - Services)	1,897	63,929
Quest Software, Inc.* (Software)	2,168	56,737
Questar Corp. (Pipelines)	5,962	101,175
Quicksilver Resources, Inc.* (Oil & Gas)	4,065	60,853
Rackspace Hosting, Inc.* (Internet)	3,252	81,170
Ralcorp Holdings, Inc.* (Food)	1,897	117,728
Raymond James Financial Corp. (Diversified Financial Services)	3,523	99,419
Rayonier, Inc. (Forest Products & Paper)	2,710	141,462
Realty Income Corp. (REIT)	3,523	120,768
Regal-Beloit Corp. (Hand/Machine Tools)	1,355	78,197
Regency Centers Corp. (REIT)	2,710	114,308
Regis Corp. (Retail)	1,897	38,794
Reinsurance Group of America, Inc. (Insurance)	2,439	122,121
Reliance Steel & Aluminum Co. (Iron/Steel)	2,439	102,072
Rent-A-Center, Inc. (Commercial Services)	2,168	54,504
ResMed, Inc.* (Healthcare - Products)	5,149	164,099
RF Micro Devices, Inc.* (Telecommunications)	9,214	67,170
Riverbed Technology, Inc.* (Computers)	2,439	140,340
Rock-Tenn Co. - Class A (Forest Products & Paper)	1,355	77,032
Rollins, Inc. (Commercial Services)	1,355	35,298
Rovi Corp.* (Semiconductors)	3,523	178,440
RPM, Inc. (Chemicals)	4,336	89,799
Ruddick Corp. (Food)	1,355	47,290
Saks, Inc.* (Retail)	5,420	60,379
Scholastic Corp. (Media)	813	23,943
Scientific Games Corp. - Class A* (Entertainment)	2,168	17,127
SEI Investments Co. (Software)	4,878	108,048
Semtech Corp.* (Semiconductors)	2,168	46,417
Senior Housing Properties Trust (REIT)	4,336	103,587
Sensient Technologies Corp. (Chemicals)	1,626	52,536
Service Corp. International (Commercial Services)	8,401	69,560
Shaw Group, Inc.* (Engineering & Construction)	2,981	91,099
Silgan Holdings, Inc. (Packaging & Containers)	1,897	64,024
Silicon Laboratories, Inc.* (Semiconductors)	1,626	64,877
Skyworks Solutions, Inc.* (Semiconductors)	5,962	136,589
SL Green Realty Corp. (REIT)	2,710	178,101
Smithfield Foods, Inc.* (Food)	5,691	95,324
Solera Holdings, Inc. (Software)	2,439	117,194
Sonoco Products Co. (Packaging & Containers)	3,523	118,020
Sotheby’s (Commercial Services)	2,168	95,045
Southern Union Co. (Gas)	4,336	108,964
SPX Corp. (Miscellaneous Manufacturing)	1,626	109,040
SRA International, Inc. - Class A* (Computers)	1,355	27,114
StanCorp Financial Group, Inc. (Insurance)	1,626	69,755
Steel Dynamics, Inc. (Iron/Steel)	7,317	106,243
STERIS Corp. (Healthcare - Products)	1,897	64,915
Strayer Education, Inc. (Commercial Services)	542	75,788
Superior Energy Services, Inc.* (Oil & Gas Services)	2,710	74,850
SVB Financial Group* (Banks)	1,355	58,726
Syniverse Holdings, Inc.* (Telecommunications)	2,439	74,365
Synopsys, Inc.* (Computers)	5,149	131,711
Synovus Financial Corp. (Banks)	26,829	57,951
TCF Financial Corp. (Banks)	4,336	57,062

See accompanying notes to the Schedules of Portfolio Investments.

Tech Data Corp.* (Distribution/Wholesale)	1,626	69,902
Techne Corp. (Healthcare - Products)	1,355	82,547
Teleflex, Inc. (Miscellaneous Manufacturing)	1,355	75,541
Telephone & Data Systems, Inc. (Telecommunications)	3,252	113,267
Temple-Inland, Inc. (Forest Products & Paper)	3,794	78,612
Terex Corp.* (Machinery - Construction & Mining)	3,794	85,175
The Brink’s Co. (Miscellaneous Manufacturing)	1,626	38,374
The Corporate Executive Board Co. (Commercial Services)	1,084	33,864
The Macerich Co. (REIT)	4,336	193,429
The Ryland Group, Inc. (Home Builders)	1,626	24,357
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,626	86,828
The Timberland Co. - Class A* (Apparel)	1,355	28,428
The Warnaco Group, Inc.* (Apparel)	1,626	86,357
Thomas & Betts Corp.* (Electronics)	1,897	82,614
Thor Industries, Inc. (Home Builders)	1,355	42,669
Thoratec Corp.* (Healthcare - Products)	1,897	61,918
Tibco Software, Inc.* (Internet)	5,691	109,381
Tidewater, Inc. (Oil & Gas Services)	1,626	75,007
Timken Co. (Metal Fabricate/Hardware)	2,710	112,248
Toll Brothers, Inc.* (Home Builders)	4,878	87,511
Tootsie Roll Industries, Inc. (Food)	813	21,341
Towers Watson & Co. - Class A (Commercial Services)	1,626	83,609
Tractor Supply Co. (Retail)	2,439	96,584
Transatlantic Holdings, Inc. (Insurance)	2,168	114,037
Trimble Navigation, Ltd.* (Electronics)	4,065	145,690
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,710	61,598
Trustmark Corp. (Banks)	1,897	41,905
Tupperware Corp. (Household Products/Wares)	2,168	97,148
tw telecom, Inc.* (Telecommunications)	5,149	94,742
UDR, Inc. (REIT)	6,233	140,118
UGI Corp. (Gas)	3,794	114,161
Under Armour, Inc. - Class A* (Retail)	1,084	50,601
Unit Corp.* (Oil & Gas)	1,355	53,157
United Rentals, Inc.* (Commercial Services)	2,168	40,737
United Therapeutics Corp.* (Pharmaceuticals)	1,626	97,560
Unitrin, Inc. (Insurance)	1,626	39,512
Universal Corp. (Agriculture)	813	33,691
Universal Health Services, Inc. - Class B (Healthcare - Services)	3,252	134,210
URS Corp.* (Engineering & Construction)	2,981	116,050
Valley National Bancorp (Banks)	5,420	72,303
Valmont Industries, Inc. (Metal Fabricate/Hardware)	813	64,105
Valspar Corp. (Chemicals)	3,252	104,389
ValueClick, Inc.* (Internet)	2,710	37,290
VCA Antech, Inc.* (Pharmaceuticals)	2,981	61,617
Vectren Corp. (Gas)	2,710	74,200
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,775	259,686
Vishay Intertechnology, Inc.* (Electronics)	6,233	70,433
W.R. Berkley Corp. (Insurance)	4,065	111,869
Wabtec Corp. (Machinery - Diversified)	1,626	76,162
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,981	86,658
Washington Federal, Inc. (Savings & Loans)	3,794	57,024
Waste Connections, Inc. (Environmental Control)	2,710	110,405
Watsco, Inc. (Distribution/Wholesale)	1,084	60,671
Webster Financial Corp. (Banks)	2,168	37,116
Weingarten Realty Investors (REIT)	4,065	98,088
WellCare Health Plans, Inc.* (Healthcare - Services)	1,355	37,642
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	10,840	49,864
Werner Enterprises, Inc. (Transportation)	1,626	34,666
Westamerica Bancorp (Banks)	1,084	54,222
Westar Energy, Inc. (Electric)	3,794	95,988
WGL Holdings, Inc. (Gas)	1,626	62,682
Williams Sonoma, Inc. (Retail)	3,794	122,812
Wilmington Trust Corp. (Banks)	2,981	21,195
WMS Industries, Inc.* (Leisure Time)	1,897	82,766
Woodward Governor Co. (Electronics)	1,897	59,452
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,897	29,214
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	1,897	67,875

TOTAL COMMON STOCKS (Cost $26,678,374)		34,994,498

	Principal
	Amount	Value

Repurchase Agreements (44.5%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,461,027 (Collateralized by $2,303,100 U.S. Treasury Notes, 3.50%, 5/15/20, total value $2,510,379)	$2,461,000	$2,461,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $9,147,107 (Collateralized by $9,291,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $9,332,387)	9,147,000	9,147,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $15,592,195 (Collateralized by $15,252,500 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $15,907,005)	15,592,000	15,592,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,110,026 (Collateralized by $2,093,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $2,153,174)	2,110,000	2,110,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,756,019 (Collateralized by $1,749,800 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,791,334)	1,756,000	1,756,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,066,000)		31,066,000

TOTAL INVESTMENT SECURITIES (Cost $57,744,374)—94.6%		66,060,498
Net other assets (liabilities)—5.4%		3,794,341

NET ASSETS—100.0%		$69,854,839

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $9,664,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contract expiring 12/20/10 (Underlying notional amount at value $40,838,980)	494	$1,549,374

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$5,247,833	$10,437
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	57,925,579	121,062

		$131,499

UltraMid-Cap ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Advertising	$80,847	0.1%
Aerospace/Defense	212,149	0.3%
Agriculture	33,691	NM
Airlines	138,617	0.2%
Apparel	412,799	0.6%
Auto Manufacturers	87,969	0.1%
Auto Parts & Equipment	212,881	0.3%
Banks	1,133,069	1.6%
Beverages	250,065	0.4%
Biotechnology	379,847	0.5%
Building Materials	197,542	0.3%
Chemicals	1,086,464	1.6%
Coal	169,836	0.2%
Commercial Services	1,428,982	2.0%
Computers	1,028,027	1.5%
Cosmetics/Personal Care	111,161	0.2%
Distribution/Wholesale	394,083	0.6%
Diversified Financial Services	702,923	1.0%
Electric	1,255,149	1.8%
Electrical Components & Equipment	631,448	0.9%
Electronics	811,696	1.2%
Engineering & Construction	478,710	0.7%
Entertainment	196,427	0.3%
Environmental Control	198,247	0.3%
Food	454,513	0.6%
Forest Products & Paper	376,805	0.5%
Gas	663,069	0.9%
Hand/Machine Tools	320,016	0.5%
Healthcare - Products	1,515,077	2.2%
Healthcare - Services	854,692	1.2%
Home Builders	385,090	0.5%
Household Products/Wares	482,734	0.7%
Insurance	1,443,417	2.1%
Internet	1,063,355	1.5%
Investment Companies	71,479	0.1%
Iron/Steel	266,298	0.4%
Leisure Time	131,722	0.2%
Lodging	15,764	NM
Machinery - Construction & Mining	519,846	0.7%
Machinery - Diversified	648,786	0.9%
Media	94,121	0.1%
Metal Fabricate/Hardware	258,228	0.4%
Miscellaneous Manufacturing	952,057	1.4%
Office Furnishings	76,576	0.1%
Oil & Gas	1,444,587	2.1%
Oil & Gas Services	441,404	0.6%
Packaging & Containers	331,785	0.5%
Pharmaceuticals	639,650	0.9%
Pipelines	250,713	0.4%
REIT	2,599,291	3.7%
Real Estate	105,771	0.2%
Retail	2,344,411	3.4%
Retail - Restaurants	49,864	0.1%
Savings & Loans	471,930	0.7%
Semiconductors	1,152,930	1.6%
Software	1,253,541	1.8%
Telecommunications	847,490	1.2%
Textiles	108,774	0.2%
Transportation	575,415	0.8%
Trucking & Leasing	51,479	0.1%
Water	99,189	0.1%
Other**	34,860,341	49.9%

Total	$69,854,839	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraSmall-Cap ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (31.5%)
3D Systems Corp.* (Computers)	475	$12,274
99 Cents Only Stores* (Retail)	665	10,254
A.M. Castle & Co.* (Metal Fabricate/Hardware)	475	7,315
AAR Corp.* (Aerospace/Defense)	760	16,750
Abaxis, Inc.* (Healthcare - Products)	570	13,686
ABIOMED, Inc.* (Healthcare - Products)	950	9,795
ABM Industries, Inc. (Commercial Services)	855	19,280
Acacia Research Corp.* (Media)	570	15,173
Accelrys, Inc.* (Software)	950	6,888
Acco Brands Corp.* (Household Products/Wares)	1,425	8,878
Accuray, Inc.* (Healthcare - Products)	1,045	6,876
Aceto Corp. (Chemicals)	1,045	7,702
ACI Worldwide, Inc.* (Software)	760	18,521
Acme Packet, Inc.* (Telecommunications)	665	26,301
Acorda Therapeutics, Inc.* (Biotechnology)	665	17,982
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,330	29,885
Acuity Brands, Inc. (Miscellaneous Manufacturing)	570	28,540
Acxiom Corp.* (Software)	1,235	21,674
ADC Telecommunications, Inc.* (Telecommunications)	1,805	22,905
Administaff, Inc. (Commercial Services)	380	9,960
ADTRAN, Inc. (Telecommunications)	950	30,656
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,140	5,689
Advanced Analogic Technologies, Inc.* (Semiconductors)	2,375	8,930
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	665	9,549
Advent Software, Inc.* (Software)	380	20,414
Advisory Board Co.* (Commercial Services)	285	13,341
AFC Enterprises, Inc.* (Retail)	855	10,867
Affymetrix, Inc.* (Biotechnology)	1,330	5,958
Air Methods Corp.* (Healthcare - Services)	285	11,657
Aircastle, Ltd. (Trucking & Leasing)	1,140	10,499
AirTran Holdings, Inc.* (Airlines)	2,945	21,793
Alaska Air Group, Inc.* (Airlines)	475	25,080
Alaska Communications Systems Group, Inc. (Telecommunications)	1,235	12,387
Albany International Corp. - Class A (Machinery - Diversified)	475	9,690
Align Technology, Inc.* (Healthcare - Products)	1,045	17,796
Alkermes, Inc.* (Pharmaceuticals)	1,615	18,686
ALLETE, Inc. (Electric)	760	27,649
Alliance One International, Inc.* (Agriculture)	2,850	12,597
Allied Nevada Gold Corp.* (Mining)	950	23,446
Allos Therapeutics, Inc.* (Pharmaceuticals)	1,710	6,806
Almost Family, Inc.* (Healthcare - Services)	285	9,841
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	950	12,483
Alphatec Holdings, Inc.* (Healthcare - Products)	1,140	2,485
Alterra Capital Holdings, Ltd. (Insurance)	1,900	38,380
AMAG Pharmaceuticals, Inc.* (Biotechnology)	380	6,046
Ambassadors Group, Inc. (Leisure Time)	570	6,321
AMERCO* (Trucking & Leasing)	190	15,641
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,235	11,387
American Campus Communities, Inc. (REIT)	855	27,044
American Capital Agency Corp. (REIT)	570	16,370
American Capital, Ltd.* (Investment Companies)	4,180	29,176
American Equity Investment Life Holding Co. (Insurance)	1,140	12,369
American Greetings Corp. - Class A (Household Products/Wares)	665	12,881
American Medical Systems Holdings, Inc.* (Healthcare - Products)	1,140	23,028
American Public Education, Inc.* (Commercial Services)	285	7,969
American Reprographics Co.* (Software)	1,235	8,793
American States Water Co. (Water)	570	21,289
American Vanguard Corp. (Chemicals)	855	6,301
Amerigon, Inc.* (Auto Parts & Equipment)	1,045	11,265
AMERIGROUP Corp.* (Healthcare - Services)	760	31,715
Ameris Bancorp* (Banks)	855	7,926
Ameron International Corp. (Miscellaneous Manufacturing)	190	13,064
Amkor Technology, Inc.* (Semiconductors)	2,280	16,439
AMN Healthcare Services, Inc.* (Commercial Services)	1,140	6,042
AmSurg Corp.* (Healthcare - Services)	665	12,023
AmTrust Financial Services, Inc. (Insurance)	1,140	17,066
ANADIGICS, Inc.* (Semiconductors)	1,710	11,577
Analogic Corp. (Electronics)	285	13,005
Anixter International, Inc. (Telecommunications)	475	25,503
AnnTaylor Stores Corp.* (Retail)	950	22,135
Apogee Enterprises, Inc. (Building Materials)	570	5,979
Apollo Investment Corp. (Investment Companies)	2,945	32,366
Applied Industrial Technologies, Inc. (Machinery - Diversified)	665	20,223
Applied Micro Circuits Corp.* (Semiconductors)	1,235	12,436

See accompanying notes to the Schedules of Portfolio Investments.

Applied Signal Technology, Inc. (Telecommunications)	665	22,317
Arbitron, Inc. (Commercial Services)	475	12,027
Arch Chemicals, Inc. (Chemicals)	475	16,867
Ardea Biosciences, Inc.* (Pharmaceuticals)	285	6,076
Argo Group International Holdings, Ltd. (Insurance)	665	23,069
Ariba, Inc.* (Internet)	1,520	28,546
Arkansas Best Corp. (Transportation)	475	12,032
ArQule, Inc.* (Biotechnology)	1,045	5,768
Array BioPharma, Inc.* (Pharmaceuticals)	1,805	5,848
Arris Group, Inc.* (Telecommunications)	1,995	18,573
Arrow Financial Corp. (Banks)	285	6,951
Art Technology Group, Inc.* (Internet)	3,135	13,136
Artio Global Investors, Inc. (Diversified Financial Services)	570	8,875
Aruba Networks, Inc.* (Telecommunications)	1,235	27,059
ArvinMeritor, Inc.* (Auto Parts & Equipment)	1,330	22,051
Ascent Media Corp. - Class A* (Entertainment)	380	10,351
Ashford Hospitality Trust* (REIT)	855	8,678
Assisted Living Concepts, Inc. - Class A* (Healthcare - Services)	380	12,255
Associated Estates Realty Corp. (REIT)	1,045	14,515
Astec Industries, Inc.* (Machinery - Construction & Mining)	380	11,199
Astoria Financial Corp. (Savings & Loans)	1,520	18,878
Astronics Corp.* (Aerospace/Defense)	285	5,942
Atlantic Tele-Network, Inc. (Environmental Control)	190	8,029
Atlas Air Worldwide Holdings, Inc.* (Transportation)	475	24,823
ATMI, Inc.* (Semiconductors)	1,045	18,465
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	665	16,459
Aviat Networks, Inc.* (Telecommunications)	1,615	7,348
Avid Technology, Inc.* (Software)	950	11,989
Avis Budget Group, Inc.* (Commercial Services)	1,710	19,853
AZZ, Inc. (Miscellaneous Manufacturing)	380	14,113
B&G Foods, Inc. - Class A (Food)	1,615	19,784
Baldor Electric Co. (Hand/Machine Tools)	760	31,935
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	1,045	16,103
Bank Mutual Corp. (Banks)	1,140	5,495
Bank of the Ozarks, Inc. (Banks)	475	18,055
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,140	20,737
Basic Energy Services, Inc.* (Oil & Gas Services)	760	8,406
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	665	9,815
Belden, Inc. (Electrical Components & Equipment)	950	26,505
Belo Corp. - Class A* (Media)	1,995	11,551
Benchmark Electronics, Inc.* (Electronics)	1,140	18,730
Berkshire Hills Bancorp, Inc. (Savings & Loans)	285	5,512
Berry Petroleum Co. - Class A (Oil & Gas)	950	32,499
BGC Partners, Inc. - Class A (Diversified Financial Services)	1,425	9,890
Big 5 Sporting Goods Corp. (Retail)	760	10,275
Bill Barrett Corp.* (Oil & Gas)	855	32,276
BioMed Realty Trust, Inc. (REIT)	1,900	34,865
BJ’s Restaurants, Inc.* (Retail)	475	15,746
Black Box Corp. (Telecommunications)	475	15,770
Black Hills Corp. (Electric)	665	21,174
Blackbaud, Inc. (Software)	760	19,296
Blackboard, Inc.* (Software)	570	23,792
BlackRock Kelso Capital Corp. (Investment Companies)	1,235	14,474
Blount International, Inc.* (Machinery - Diversified)	1,140	17,100
Blue Coat Systems, Inc.* (Internet)	665	17,935
Bob Evans Farms, Inc. (Retail)	760	21,812
Boise, Inc.* (Forest Products & Paper)	1,710	12,398
Boston Private Financial Holdings, Inc. (Banks)	1,330	7,594
Brady Corp. - Class A (Electronics)	760	23,370
Bridgepoint Education, Inc.* (Commercial Services)	380	5,411
Briggs & Stratton Corp. (Machinery - Diversified)	855	15,048
Brigham Exploration Co.* (Oil & Gas)	1,900	40,071
Brightpoint, Inc.* (Distribution/Wholesale)	1,425	10,673
Bristow Group, Inc.* (Transportation)	570	22,105
Brown Shoe Co., Inc. (Retail)	855	10,046
Bruker Corp.* (Healthcare - Products)	1,045	15,665
Brunswick Corp. (Leisure Time)	1,330	21,041
Brush Engineered Materials, Inc.* (Mining)	475	15,746
Buckeye Technologies, Inc. (Forest Products & Paper)	855	15,433
Buffalo Wild Wings, Inc.* (Retail)	285	13,404
Cabot Microelectronics Corp.* (Chemicals)	380	14,679
CACI International, Inc. - Class A* (Computers)	475	23,807
Cal Dive International, Inc.* (Oil & Gas Services)	1,900	9,614
Calamos Asset Management, Inc. (Diversified Financial Services)	760	9,112
Calgon Carbon Corp.* (Environmental Control)	950	14,259
California Pizza Kitchen, Inc.* (Retail)	570	9,411
California Water Service Group (Water)	665	24,831
Callaway Golf Co. (Leisure Time)	1,330	9,150

See accompanying notes to the Schedules of Portfolio Investments.

Cantel Medical Corp. (Healthcare - Products)	570	10,556
Capella Education Co.* (Commercial Services)	285	15,627
Capital Lease Funding, Inc. (REIT)	1,710	10,021
CARBO Ceramics, Inc. (Oil & Gas Services)	285	23,874
Cardinal Financial Corp. (Banks)	1,045	10,440
CardioNet, Inc.* (Healthcare - Products)	950	4,845
Cardtronics, Inc.* (Commercial Services)	475	8,051
Carrizo Oil & Gas, Inc.* (Oil & Gas)	760	17,951
Carter’s, Inc.* (Apparel)	950	23,655
Cascade Corp. (Machinery - Diversified)	190	6,724
Casey’s General Stores, Inc. (Retail)	760	31,510
Cash America International, Inc. (Retail)	380	13,387
Cass Information Systems, Inc. (Banks)	190	6,561
Cathay Bancorp, Inc. (Banks)	1,425	19,380
Cavium Networks, Inc.* (Semiconductors)	855	27,249
Cbeyond, Inc.* (Telecommunications)	665	9,011
CBL & Associates Properties, Inc. (REIT)	2,185	34,261
CDI Corp. (Commercial Services)	665	9,529
Celadon Group, Inc.* (Transportation)	855	11,089
Celera Corp.* (Biotechnology)	1,995	11,372
Centene Corp.* (Healthcare - Services)	760	16,963
Centerstate Banks, Inc. (Banks)	760	5,624
Central Garden & Pet Co. - Class A* (Household Products/Wares)	1,520	15,884
Century Aluminum Co.* (Mining)	1,520	20,550
Cenveo, Inc.* (Commercial Services)	1,235	6,793
Cepheid, Inc.* (Healthcare - Products)	1,140	23,986
Ceradyne, Inc.* (Miscellaneous Manufacturing)	570	13,572
CH Energy Group, Inc. (Electric)	380	17,271
Charming Shoppes, Inc.* (Retail)	2,185	7,626
Chart Industries, Inc.* (Machinery - Diversified)	475	11,068
Checkpoint Systems, Inc.* (Electronics)	570	12,540
Cheesecake Factory, Inc.* (Retail)	950	27,664
Chemed Corp. (Commercial Services)	475	27,996
Chemical Financial Corp. (Banks)	760	15,413
Chindex International, Inc.* (Distribution/Wholesale)	570	7,718
Chiquita Brands International, Inc.* (Food)	950	12,606
Christopher & Banks Corp. (Retail)	1,235	7,361
Churchill Downs, Inc. (Entertainment)	380	13,767
Cincinnati Bell, Inc.* (Telecommunications)	4,180	10,241
Cirrus Logic, Inc.* (Semiconductors)	950	12,208
CKX, Inc.* (Media)	1,140	4,651
Clarcor, Inc. (Miscellaneous Manufacturing)	760	30,142
Clayton Williams Energy, Inc.* (Oil & Gas)	285	17,020
Clean Harbors, Inc.* (Environmental Control)	285	20,092
Clearwater Paper Corp.* (Forest Products & Paper)	190	15,342
Cloud Peak Energy, Inc.* (Coal)	1,140	19,802
CNO Financial Group, Inc.* (Insurance)	3,705	20,155
Coeur d’Alene Mines Corp.* (Mining)	1,330	27,411
Cogdell Spencer, Inc. (REIT)	1,330	8,738
Cogent Communications Group, Inc.* (Internet)	1,710	18,553
Cogent, Inc.* (Electronics)	1,330	13,992
Cognex Corp. (Machinery - Diversified)	950	25,365
Coherent, Inc.* (Electronics)	285	11,959
Coinstar, Inc.* (Commercial Services)	285	16,410
Collective Brands, Inc.* (Retail)	1,140	17,476
Colonial Properties Trust (REIT)	1,330	23,847
Colony Financial, Inc. (REIT)	760	14,410
Columbia Banking System, Inc. (Banks)	760	13,840
Columbus McKinnon Corp. NY* (Machinery - Diversified)	760	13,346
Community Bank System, Inc. (Banks)	1,045	24,422
Community Trust Bancorp, Inc. (Banks)	285	7,783
Commvault Systems, Inc.* (Software)	855	24,735
Compass Diversified Holdings (Holding Companies - Diversified)	1,045	17,796
Compellent Technologies, Inc.* (Computers)	570	14,404
Complete Production Services, Inc.* (Oil & Gas Services)	1,425	33,388
Computer Programs & Systems, Inc. (Software)	190	8,677
comScore, Inc.* (Internet)	570	13,401
Comtech Telecommunications Corp. (Telecommunications)	475	14,639
Conceptus, Inc.* (Healthcare - Products)	665	9,450
Concur Technologies, Inc.* (Software)	665	34,327
CONMED Corp.* (Healthcare - Products)	665	14,637
Consolidated Graphics, Inc.* (Commercial Services)	190	8,845
Contango Oil & Gas Co.* (Oil & Gas)	190	9,992
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,045	20,492
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	475	15,675
CoStar Group, Inc.* (Commercial Services)	380	18,871
CRA International, Inc.* (Commercial Services)	475	8,859
Cracker Barrel Old Country Store, Inc. (Retail)	285	15,359
CreXus Investment Corp. (REIT)	855	10,816
Crocs, Inc.* (Apparel)	1,425	19,850
Cross Country Healthcare, Inc.* (Commercial Services)	760	5,548

See accompanying notes to the Schedules of Portfolio Investments.

Crosstex Energy, Inc. (Oil & Gas)	1,235	10,016
CryoLife, Inc.* (Biotechnology)	1,235	7,966
CSG Systems International, Inc.* (Software)	950	18,468
Cubic Corp. (Electronics)	380	16,557
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,425	33,174
Curtiss-Wright Corp. (Aerospace/Defense)	760	23,469
CVR Energy, Inc.* (Oil & Gas)	1,140	10,853
Cyberonics, Inc.* (Healthcare - Products)	570	15,681
Cymer, Inc.* (Electronics)	760	28,082
Daktronics, Inc. (Electronics)	1,140	12,449
Dana Holding Corp.* (Auto Parts & Equipment)	2,565	36,295
Danvers Bancorp, Inc. (Savings & Loans)	665	9,995
Darling International, Inc.* (Environmental Control)	2,185	21,872
DCT Industrial Trust, Inc. (REIT)	4,275	21,418
DealerTrack Holdings, Inc.* (Internet)	665	12,848
Deckers Outdoor Corp.* (Apparel)	570	33,117
Delphi Financial Group, Inc. - Class A (Insurance)	855	23,145
Deltic Timber Corp. (Forest Products & Paper)	285	13,304
Deluxe Corp. (Commercial Services)	760	15,534
Denny’s Corp.* (Retail)	2,660	8,592
Dexcom, Inc.* (Healthcare - Products)	1,140	15,675
DG Fastchannel, Inc.* (Media)	380	8,949
DHT Maritime, Inc. (Transportation)	1,425	6,128
Diamond Foods, Inc. (Food)	380	16,796
Diamond Management & Technology Consultants, Inc. (Commercial Services)	855	10,662
DiamondRock Hospitality Co. (REIT)	2,470	26,133
Digi International, Inc.* (Software)	760	7,342
Digital River, Inc.* (Internet)	760	28,318
DigitalGlobe, Inc.* (Telecommunications)	475	15,509
Dillards, Inc. - Class A (Retail)	760	19,388
Dime Community Bancshares, Inc. (Savings & Loans)	855	12,474
DineEquity, Inc.* (Retail)	190	8,446
Dionex Corp.* (Electronics)	285	25,431
Dollar Financial Corp.* (Commercial Services)	570	14,261
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	475	22,040
Domino’s Pizza, Inc.* (Retail)	950	14,098
Dress Barn, Inc.* (Retail)	1,045	23,972
Drill-Quip, Inc.* (Oil & Gas Services)	570	39,387
drugstore.com, Inc.* (Internet)	2,375	3,800
DSW, Inc. - Class A* (Retail)	285	9,482
DTS, Inc.* (Home Furnishings)	285	11,343
Duff & Phelps Corp. - Class A (Diversified Financial Services)	855	11,919
DuPont Fabros Technology, Inc. (REIT)	665	16,691
Durect Corp.* (Pharmaceuticals)	1,995	5,327
Dyax Corp.* (Pharmaceuticals)	3,420	8,242
Dycom Industries, Inc.* (Engineering & Construction)	1,140	12,198
E.W. Scripps Co.* (Media)	950	8,303
EarthLink, Inc. (Internet)	2,470	22,205
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,610	17,003
Education Realty Trust, Inc. (REIT)	1,995	14,962
Electro Rent Corp. (Commercial Services)	475	7,059
Electro Scientific Industries, Inc.* (Electronics)	760	8,831
Employers Holdings, Inc. (Insurance)	1,045	16,919
EMS Technologies, Inc.* (Telecommunications)	665	11,864
Emulex Corp.* (Semiconductors)	1,425	16,245
Encore Capital Group, Inc.* (Diversified Financial Services)	380	7,722
Encore Wire Corp. (Electrical Components & Equipment)	665	13,805
EnerSys* (Electrical Components & Equipment)	760	20,034
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	570	20,030
Entegris, Inc.* (Semiconductors)	2,090	12,498
Entertainment Properties Trust (REIT)	665	30,743
Entropic Communications, Inc.* (Semiconductors)	1,045	8,736
Enzo Biochem, Inc.* (Biotechnology)	1,235	5,323
Epoch Holding Corp. (Diversified Financial Services)	380	5,065
Equity Lifestyle Properties, Inc. (REIT)	475	27,037
Equity One, Inc. (REIT)	1,235	23,094
eResearchTechnology, Inc.* (Internet)	1,235	9,411
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	475	16,283
Esterline Technologies Corp.* (Aerospace/Defense)	380	22,967
Ethan Allen Interiors, Inc. (Home Furnishings)	380	5,765
Euronet Worldwide, Inc.* (Commercial Services)	950	17,157
Evercore Partners, Inc. - Class A (Diversified Financial Services)	380	11,537
Exelixis, Inc.* (Biotechnology)	2,185	9,745
Extra Space Storage, Inc. (REIT)	1,235	20,007
EZCORP, Inc. - Class A* (Retail)	855	18,365
F.N.B. Corp. (Banks)	2,660	22,610
Fair Isaac Corp. (Software)	760	18,270
FARO Technologies, Inc.* (Electronics)	475	11,467
FBR Capital Markets Corp.* (Diversified Financial Services)	1,615	5,717
Federal Signal Corp. (Miscellaneous Manufacturing)	1,425	8,051
FEI Co.* (Electronics)	855	18,605
FelCor Lodging Trust, Inc.* (REIT)	1,235	7,595
Ferro Corp.* (Chemicals)	1,615	22,158
First Cash Financial Services, Inc.* (Retail)	760	22,093
First Commonwealth Financial Corp. (Banks)	2,090	12,164

See accompanying notes to the Schedules of Portfolio Investments.

First Community Bancshares, Inc. (Banks)	380	5,115
First Financial Bancorp (Banks)	1,140	19,198
First Financial Corp. (Banks)	285	8,331
First Merchants Corp. (Banks)	760	6,323
First Midwest Bancorp, Inc. (Banks)	1,425	15,262
First Potomac Realty Trust (REIT)	1,045	17,222
FirstMerit Corp. (Banks)	1,805	31,010
Flow International Corp.* (Machinery - Diversified)	1,330	3,511
Flushing Financial Corp. (Savings & Loans)	855	11,243
Force Protection, Inc.* (Auto Manufacturers)	1,805	10,126
Forestar Group, Inc.* (Real Estate)	855	14,620
FormFactor, Inc.* (Semiconductors)	950	9,244
Forward Air Corp. (Transportation)	665	17,875
FPIC Insurance Group, Inc.* (Insurance)	285	10,095
Franklin Electric Co., Inc. (Hand/Machine Tools)	475	17,152
Franklin Street Properties Corp. (REIT)	1,330	17,755
Fred’s, Inc. (Retail)	1,140	13,657
Fuller (H.B.) Co. (Chemicals)	1,045	21,569
FX Energy, Inc.* (Oil & Gas)	950	4,560
G & K Services, Inc. (Textiles)	665	16,439
G-III Apparel Group, Ltd.* (Apparel)	285	7,524
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	285	12,209
Gaylord Entertainment Co.* (Lodging)	570	19,004
GenCorp, Inc.* (Aerospace/Defense)	1,425	6,940
General Communication, Inc. - Class A* (Telecommunications)	1,425	14,891
Genesco, Inc.* (Retail)	380	12,449
Genesee & Wyoming, Inc. - Class A* (Transportation)	475	21,959
Gentiva Health Services, Inc.* (Healthcare - Services)	380	8,846
GeoEye, Inc.* (Telecommunications)	380	16,823
GFI Group, Inc. (Diversified Financial Services)	1,330	6,371
Gibraltar Industries, Inc.* (Iron/Steel)	665	6,071
Glacier Bancorp, Inc. (Banks)	1,520	19,760
Gladstone Capital Corp. (Investment Companies)	665	7,628
Glatfelter (Forest Products & Paper)	1,045	13,000
Glimcher Realty Trust (REIT)	1,330	9,988
Global Cash Access Holdings, Inc.* (Commercial Services)	1,520	5,533
Global Industries, Ltd.* (Oil & Gas Services)	2,565	14,851
Golar LNG, Ltd. (Transportation)	1,045	13,857
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,805	29,728
Grand Canyon Education, Inc.* (Commercial Services)	475	8,935
Granite Construction, Inc. (Engineering & Construction)	475	11,486
Graphic Packaging Holding Co.* (Packaging & Containers)	2,660	9,736
Great Lakes Dredge & Dock Co. (Commercial Services)	1,045	6,469
Green Plains Renewable Energy, Inc.* (Energy - Alternate Sources)	475	5,282
Greenlight Capital Re, Ltd. - Class A* (Insurance)	760	21,706
Griffon Corp.* (Miscellaneous Manufacturing)	855	10,080
Group 1 Automotive, Inc.* (Retail)	475	16,748
GSI Commerce, Inc.* (Internet)	855	20,879
GulfMark Offshore, Inc. - Class A* (Transportation)	380	11,252
Gulfport Energy Corp.* (Oil & Gas)	570	9,496
Haemonetics Corp.* (Healthcare - Products)	380	20,767
Halozyme Therapeutics, Inc.* (Biotechnology)	1,520	11,142
Harmonic, Inc.* (Telecommunications)	2,090	14,588
Harte-Hanks, Inc. (Advertising)	1,045	12,624
Hatteras Financial Corp. (REIT)	380	11,126
Hawaiian Holdings, Inc.* (Airlines)	1,140	8,345
Hawk Corp. - Class A* (Metal Fabricate/Hardware)	190	9,468
Haynes International, Inc. (Metal Fabricate/Hardware)	380	13,779
Headwaters, Inc.* (Energy - Alternate Sources)	2,470	8,398
Healthcare Realty Trust, Inc. (REIT)	1,330	32,106
Healthcare Services Group, Inc. (Commercial Services)	1,235	29,677
HEALTHSOUTH Corp.* (Healthcare - Services)	1,330	24,060
HealthSpring, Inc.* (Healthcare - Services)	1,140	33,277
Healthways, Inc.* (Healthcare - Services)	855	8,960
Heartland Express, Inc. (Transportation)	1,045	15,581
Heartland Payment Systems, Inc. (Commercial Services)	665	9,496
HeartWare International, Inc.* (Healthcare - Products)	95	6,492
Heckmann Corp.* (Beverages)	1,900	7,771
Hecla Mining Co.* (Mining)	3,325	22,909
Heidrick & Struggles International, Inc. (Commercial Services)	475	10,203
Helen of Troy, Ltd.* (Household Products/Wares)	475	12,184
Hercules Offshore, Inc.* (Oil & Gas Services)	2,660	6,278
Hercules Technology Growth Capital, Inc. (Investment Companies)	1,330	13,539
Herman Miller, Inc. (Office Furnishings)	855	16,442
Hersha Hospitality Trust (REIT)	2,280	13,908
Hexcel Corp.* (Aerospace/Defense Equipment)	1,520	27,010
Hi-Tech Pharmacal Co., Inc.* (Pharmaceuticals)	285	6,165
Hibbett Sports, Inc.* (Retail)	950	25,602
Highwoods Properties, Inc. (REIT)	950	31,473
Hittite Microwave Corp.* (Semiconductors)	285	14,726

See accompanying notes to the Schedules of Portfolio Investments.

HMS Holdings Corp.* (Commercial Services)	285	17,131
HNI Corp. (Office Furnishings)	760	18,742
Home Bancshares, Inc. (Banks)	570	11,725
Home Federal Bancorp, Inc. (Savings & Loans)	475	5,719
Home Properties, Inc. (REIT)	760	41,382
Horizon Lines, Inc. - Class A (Transportation)	1,330	5,732
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	475	10,564
Horsehead Holding Corp.* (Mining)	1,425	15,575
Hot Topic, Inc. (Retail)	1,045	5,988
HSN, Inc.* (Retail)	760	22,754
Hub Group, Inc. - Class A* (Transportation)	665	21,593
Huron Consulting Group, Inc.* (Commercial Services)	570	11,349
IBERIABANK Corp. (Banks)	380	19,779
Iconix Brand Group, Inc.* (Apparel)	1,235	21,612
ICU Medical, Inc.* (Healthcare - Products)	475	17,337
IDACORP, Inc. (Electric)	855	31,464
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	950	4,114
II-VI, Inc.* (Electronics)	570	22,424
Imation Corp.* (Computers)	1,140	11,104
Immersion Corp.* (Computers)	760	4,674
Immucor, Inc.* (Healthcare - Products)	1,045	18,183
ImmunoGen, Inc.* (Biotechnology)	1,425	11,714
Impax Laboratories, Inc.* (Pharmaceuticals)	1,045	19,688
Incyte, Corp.* (Biotechnology)	1,615	26,906
Independent Bank Corp./MA (Banks)	570	13,389
Infinera Corp.* (Telecommunications)	1,710	14,005
Inland Real Estate Corp. (REIT)	2,280	19,813
Innophos Holdings, Inc. (Chemicals)	475	17,442
Insight Enterprises, Inc.* (Retail)	1,330	20,110
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	665	14,364
Inspire Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	8,645
Insteel Industries, Inc. (Miscellaneous Manufacturing)	665	5,712
Insulet Corp.* (Healthcare - Products)	950	15,152
Integral Systems, Inc.* (Computers)	760	6,460
Interactive Intelligence, Inc.* (Software)	570	14,085
InterDigital, Inc.* (Telecommunications)	855	28,702
Interface, Inc. - Class A (Office Furnishings)	855	12,303
Intermec, Inc.* (Machinery - Diversified)	1,045	12,174
InterMune, Inc.* (Biotechnology)	665	8,738
Internap Network Services Corp.* (Internet)	1,710	8,550
International Bancshares Corp. (Banks)	1,045	17,901
International Coal Group, Inc.* (Coal)	3,420	19,220
Internet Brands, Inc. - Class A* (Internet)	760	10,062
Internet Capital Group, Inc.* (Internet)	1,045	13,052
Intevac, Inc.* (Machinery - Diversified)	665	6,717
Invacare Corp. (Healthcare - Products)	665	17,955
Invesco Mortgage Capital, Inc. (REIT)	760	16,408
Investors Real Estate Trust (REIT)	2,660	23,408
ION Geophysical Corp.* (Oil & Gas Services)	2,470	12,078
IPC The Hospitalist Co.* (Healthcare - Services)	285	9,129
IPG Photonics Corp.* (Telecommunications)	570	12,825
iRobot Corp.* (Machinery - Diversified)	380	7,934
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	475	5,315
Isilon Systems, Inc.* (Computers)	570	16,228
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,710	15,629
Ixia* (Telecommunications)	950	14,867
J & J Snack Foods Corp. (Food)	285	12,218
j2 Global Communications, Inc.* (Internet)	950	25,032
Jack Henry & Associates, Inc. (Computers)	1,045	28,382
Jack in the Box, Inc.* (Retail)	855	19,802
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,235	23,280
James River Coal Co.* (Coal)	760	13,156
JDA Software Group, Inc.* (Software)	760	19,228
JetBlue Airways Corp.* (Airlines)	3,705	25,861
Jo-Ann Stores, Inc.* (Retail)	475	20,544
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,045	17,869
Jos. A. Bank Clothiers, Inc.* (Retail)	380	16,568
Journal Communications, Inc. - Class A* (Media)	1,425	6,569
K-Swiss, Inc. - Class A* (Apparel)	475	5,776
Kadant, Inc.* (Machinery - Diversified)	380	7,471
Kaiser Aluminum Corp. (Mining)	570	25,644
Kaman Corp. (Aerospace/Defense)	380	10,241
Kaydon Corp. (Metal Fabricate/Hardware)	570	19,876
KBW, Inc. (Diversified Financial Services)	665	16,824
Kelly Services, Inc. - Class A* (Commercial Services)	570	8,465
Kenexa Corp.* (Commercial Services)	570	10,425
Key Energy Services, Inc.* (Oil & Gas Services)	2,185	21,522
Kilroy Realty Corp. (REIT)	950	32,461
Kindred Healthcare, Inc.* (Healthcare - Services)	760	10,427
Knight Capital Group, Inc. - Class A* (Diversified Financial Services)	1,520	19,806
Knight Transportation, Inc. (Transportation)	950	16,976

See accompanying notes to the Schedules of Portfolio Investments.

Knightsbridge Tankers, Ltd. (Transportation)	570	12,386
Knoll, Inc. (Office Furnishings)	1,045	15,853
Knology, Inc.* (Telecommunications)	950	13,822
Kopin Corp.* (Semiconductors)	2,375	9,049
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	380	10,594
Korn/Ferry International* (Commercial Services)	760	13,399
Krispy Kreme Doughnuts, Inc.* (Retail)	1,520	8,512
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,330	8,273
KVH Industries, Inc.* (Telecommunications)	475	6,669
L-1 Identity Solutions, Inc.* (Electronics)	1,520	17,921
La-Z-Boy, Inc.* (Home Furnishings)	855	6,643
LaBranche & Co., Inc.* (Diversified Financial Services)	1,235	4,014
Laclede Group, Inc. (Gas)	665	23,348
Ladish Co., Inc.* (Metal Fabricate/Hardware)	380	12,156
Lakeland Financial Corp. (Banks)	380	7,216
Lance, Inc. (Food)	570	12,962
Landauer, Inc. (Commercial Services)	285	17,411
LaSalle Hotel Properties (REIT)	950	22,505
Lattice Semiconductor Corp.* (Semiconductors)	1,805	8,772
Lawson Software, Inc.* (Software)	2,375	21,137
Layne Christensen Co.* (Engineering & Construction)	285	7,963
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	4,845	8,576
Lexington Realty Trust (REIT)	2,280	17,738
LHC Group, Inc.* (Healthcare - Services)	380	10,222
Life Time Fitness, Inc.* (Leisure Time)	570	20,594
Limelight Networks, Inc.* (Internet)	1,805	12,238
Lin TV Corp. - Class A* (Media)	1,140	4,742
Lionbridge Technologies, Inc.* (Internet)	950	4,750
Liquidity Services, Inc.* (Internet)	760	12,160
Littelfuse, Inc.* (Electrical Components & Equipment)	380	16,123
Live Nation, Inc.* (Commercial Services)	2,185	20,736
LivePerson, Inc.* (Computers)	1,140	10,556
Liz Claiborne, Inc.* (Apparel)	2,280	13,954
LogMeIn, Inc.* (Telecommunications)	190	7,549
Loral Space & Communications, Inc.* (Telecommunications)	285	15,855
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,185	16,912
LSB Industries, Inc.* (Miscellaneous Manufacturing)	570	12,739
LTC Properties, Inc. (REIT)	760	21,166
Lufkin Industries, Inc. (Oil & Gas Services)	475	23,204
Lumber Liquidators Holdings, Inc.* (Retail)	380	9,150
Luminex Corp.* (Healthcare - Products)	855	15,399
M/I Schottenstein Homes, Inc.* (Home Builders)	665	7,036
Magellan Health Services, Inc.* (Healthcare - Services)	570	27,360
Maidenform Brands, Inc.* (Apparel)	665	17,795
Manhattan Associates, Inc.* (Computers)	475	14,620
ManTech International Corp. - Class A* (Software)	285	11,175
Marcus Corp. (Lodging)	760	9,743
Martek Biosciences Corp.* (Biotechnology)	570	12,511
Masimo Corp. (Healthcare - Products)	855	25,795
MasTec, Inc.* (Telecommunications)	1,425	17,385
MB Financial, Inc. (Banks)	1,045	15,560
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	760	6,787
MCG Capital Corp. (Investment Companies)	2,565	16,236
McGrath Rentcorp (Commercial Services)	570	14,427
McMoRan Exploration Co.* (Oil & Gas)	1,425	23,997
Measurement Specialties, Inc.* (Electronics)	380	8,489
MedAssets, Inc.* (Software)	665	12,329
Mediacom Communications Corp. - Class A* (Media)	855	5,900
Medical Action Industries, Inc.* (Healthcare - Products)	855	8,482
Medical Properties Trust, Inc. (REIT)	2,185	24,450
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,235	36,741
Mentor Graphics Corp.* (Computers)	2,090	22,572
Mercury Computer Systems, Inc.* (Computers)	665	10,534
Merge Healthcare, Inc.* (Healthcare - Products)	1,995	6,663
Meridian Bioscience, Inc. (Healthcare - Products)	760	17,396
Merit Medical Systems, Inc.* (Healthcare - Products)	760	12,016
Meritage Homes Corp.* (Home Builders)	665	12,176
Metabolix, Inc.* (Miscellaneous Manufacturing)	380	5,305
Metalico, Inc.* (Environmental Control)	1,615	7,009
Methode Electronics, Inc. (Electronics)	570	5,295
MF Global Holdings, Ltd.* (Diversified Financial Services)	1,615	12,645
MFA Financial, Inc. (REIT)	3,800	30,058
MGIC Investment Corp.* (Insurance)	3,040	26,813
Michael Baker Corp.* (Engineering & Construction)	285	9,314
Micrel, Inc. (Semiconductors)	1,235	14,709
Microsemi Corp.* (Semiconductors)	1,805	36,100
MicroStrategy, Inc. - Class A* (Software)	190	17,220

See accompanying notes to the Schedules of Portfolio Investments.

Mid-America Apartment Communities, Inc. (REIT)	380	23,191
Middlesex Water Co. (Water)	855	15,270
Mine Safety Appliances Co. (Environmental Control)	760	21,402
Minerals Technologies, Inc. (Chemicals)	285	16,721
MKS Instruments, Inc.* (Semiconductors)	760	15,694
Mobile Mini, Inc.* (Storage/Warehousing)	665	11,591
Modine Manufacturing Co.* (Auto Parts & Equipment)	855	11,560
Molina Healthcare, Inc.* (Healthcare - Services)	285	7,387
Momenta Pharmaceuticals, Inc.* (Biotechnology)	855	14,287
Monarch Casino & Resort, Inc.* (Lodging)	380	4,389
Monolithic Power Systems, Inc.* (Semiconductors)	665	10,687
Monro Muffler Brake, Inc. (Commercial Services)	380	18,141
Montpelier Re Holdings, Ltd. (Insurance)	2,470	45,250
Moog, Inc. - Class A* (Aerospace/Defense)	760	28,576
Move, Inc.* (Internet)	3,325	7,847
MTS Systems Corp. (Computers)	665	21,792
Mueller Industries, Inc. (Metal Fabricate/Hardware)	855	25,137
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	2,280	6,886
Multi-Color Corp. (Commercial Services)	570	9,092
Multimedia Games, Inc.* (Leisure Time)	950	3,724
MVC Capital, Inc. (Investment Companies)	855	11,414
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	190	10,868
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,425	12,583
MYR Group, Inc.* (Engineering & Construction)	475	7,405
Nabi Biopharmaceuticals* (Pharmaceuticals)	2,375	11,661
NACCO Industries, Inc. - Class A (Machinery - Diversified)	95	9,430
Nara Bancorp, Inc.* (Banks)	760	5,958
Nash Finch Co. (Food)	475	19,902
National Beverage Corp. (Beverages)	475	6,793
National CineMedia, Inc. (Entertainment)	665	12,316
National Financial Partners* (Diversified Financial Services)	855	11,799
National Health Investors, Inc. (REIT)	475	21,992
National Penn Bancshares, Inc. (Banks)	2,660	17,263
Natus Medical, Inc.* (Healthcare - Products)	855	11,201
Navigant Consulting Co.* (Commercial Services)	1,140	10,431
NBT Bancorp, Inc. (Banks)	760	16,758
NCI Building Systems, Inc.* (Building Materials)	570	5,649
Nektar Therapeutics* (Biotechnology)	1,615	23,531
Neogen Corp.* (Pharmaceuticals)	760	25,399
Netezza Corp.* (Computers)	950	25,612
NETGEAR, Inc.* (Telecommunications)	665	20,489
Netlogic Microsystems, Inc.* (Semiconductors)	950	28,557
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	855	6,960
Neutral Tandem, Inc.* (Telecommunications)	760	11,111
New Jersey Resources Corp. (Gas)	855	34,619
NewAlliance Bancshares, Inc. (Savings & Loans)	1,805	23,266
NewMarket Corp. (Chemicals)	190	22,519
Newpark Resources, Inc.* (Oil & Gas Services)	1,520	8,938
Newport Corp.* (Electronics)	855	12,423
NGP Capital Resources Co. (Investment Companies)	570	5,711
Nicor, Inc. (Gas)	855	40,724
Nolan Co.* (Media)	570	6,099
Nordson Corp. (Machinery - Diversified)	475	37,059
Northern Oil & Gas, Inc.* (Oil & Gas)	950	18,696
Northwest Bancshares, Inc. (Savings & Loans)	2,090	23,701
Northwest Natural Gas Co. (Gas)	855	42,143
NorthWestern Corp. (Electric)	1,045	31,110
Novatel Wireless, Inc.* (Telecommunications)	1,425	14,934
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,330	8,286
NTELOS Holdings Corp. (Telecommunications)	665	12,083
Nu Skin Enterprises, Inc. (Retail)	760	23,256
Nutraceutical International Corp.* (Pharmaceuticals)	380	6,175
NuVasive, Inc.* (Healthcare - Products)	475	12,445
NxStage Medical, Inc.* (Healthcare - Products)	570	11,491
Obagi Medical Products, Inc.* (Pharmaceuticals)	665	7,588
Ocwen Financial Corp.* (Diversified Financial Services)	1,330	11,478
OfficeMax, Inc.* (Retail)	1,330	23,541
Old Dominion Freight Line, Inc.* (Transportation)	665	18,653
Old National Bancorp (Banks)	2,185	20,670
Olin Corp. (Chemicals)	1,425	28,486
Olympic Steel, Inc. (Iron/Steel)	380	8,520
OM Group, Inc.* (Chemicals)	665	22,125
OmniVision Technologies, Inc.* (Semiconductors)	855	23,196
Omnova Solutions, Inc.* (Chemicals)	1,330	10,613
On Assignment, Inc.* (Commercial Services)	855	4,831
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,140	30,586

See accompanying notes to the Schedules of Portfolio Investments.

Openwave Systems, Inc.* (Internet)	2,850	5,871
OPNET Technologies, Inc. (Software)	570	11,235
Oppenheimer Holdings, Inc. - Class A (Diversified Financial Services)	380	9,671
OraSure Technologies, Inc.* (Healthcare - Products)	1,330	5,413
Orbital Sciences Corp.* (Aerospace/Defense)	1,425	23,142
Orient-Express Hotels, Ltd. - Class A* (Lodging)	1,520	19,243
Oriental Financial Group, Inc. (Banks)	760	10,055
Orion Marine Group, Inc.* (Engineering & Construction)	760	9,508
Oritani Financial Corp. (Savings & Loans)	1,425	15,119
OSI Systems, Inc.* (Electronics)	285	10,260
Otter Tail Corp. (Electric)	950	19,494
Owens & Minor, Inc. (Distribution/Wholesale)	950	27,056
Oxford Industries, Inc. (Apparel)	285	6,564
P.F. Chang’s China Bistro, Inc. (Retail)	380	17,450
Pacer International, Inc.* (Transportation)	760	4,233
Pacific Sunwear of California, Inc.* (Retail)	1,520	9,059
PacWest Bancorp (Banks)	950	16,558
PAETEC Holding Corp.* (Telecommunications)	2,565	10,824
Pain Therapeutics, Inc.* (Pharmaceuticals)	760	5,837
Palomar Medical Technologies, Inc.* (Healthcare - Products)	665	7,036
Panhandle Oil & Gas, Inc. - Class A (Oil & Gas)	190	4,693
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	665	21,619
Parametric Technology Corp.* (Software)	1,805	38,753
PAREXEL International Corp.* (Commercial Services)	1,045	22,467
Parker Drilling Co.* (Oil & Gas)	2,945	12,457
Parkway Properties, Inc. (REIT)	760	11,826
Patriot Coal Corp.* (Coal)	1,330	17,942
PDL BioPharma, Inc. (Biotechnology)	3,040	15,899
Pebblebrook Hotel Trust* (REIT)	475	9,305
Pegasystems, Inc. (Software)	285	7,709
Penn Virginia Corp. (Oil & Gas)	1,045	15,487
Perficient, Inc.* (Internet)	855	9,029
Pericom Semiconductor Corp.* (Semiconductors)	950	8,949
Petroleum Development* (Oil & Gas)	475	14,825
PetroQuest Energy, Inc.* (Oil & Gas)	1,520	8,482
Pharmasset, Inc.* (Pharmaceuticals)	475	17,812
PharMerica Corp.* (Pharmaceuticals)	1,045	10,492
PHH Corp.* (Commercial Services)	950	18,306
PHI, Inc.* (Transportation)	475	8,298
Photronics, Inc.* (Semiconductors)	1,995	12,529
PICO Holdings, Inc.* (Water)	570	17,522
Piedmont Natural Gas Co., Inc. (Gas)	1,520	44,825
Pier 1 Imports, Inc.* (Retail)	1,710	14,843
Pinnacle Entertainment, Inc.* (Entertainment)	1,045	13,376
Pinnacle Financial Partners, Inc.* (Banks)	855	9,756
Pioneer Drilling Co.* (Oil & Gas)	950	5,852
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	285	8,826
Plantronics, Inc. (Telecommunications)	855	30,677
Platinum Underwriters Holdings, Ltd. (Insurance)	665	28,628
Playboy Enterprises, Inc. - Class B* (Media)	1,140	5,529
Plexus Corp.* (Electronics)	665	20,183
PMFG, Inc.* (Miscellaneous Manufacturing)	190	2,974
PMI Group, Inc.* (Insurance)	2,280	7,638
PNM Resources, Inc. (Electric)	1,995	23,521
Polaris Industries, Inc. (Leisure Time)	475	33,768
PolyOne Corp.* (Chemicals)	1,235	15,956
Polypore International, Inc.* (Miscellaneous Manufacturing)	380	12,643
Pool Corp. (Distribution/Wholesale)	570	11,480
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	190	12,739
Post Properties, Inc. (REIT)	950	28,918
Potlatch Corp. (Forest Products & Paper)	665	22,643
Power Integrations, Inc. (Semiconductors)	475	16,226
Power-One, Inc.* (Electrical Components & Equipment)	475	4,945
PowerSecure International, Inc.* (Electrical Components & Equipment)	665	6,258
Premiere Global Services, Inc.* (Telecommunications)	1,805	12,328
PriceSmart, Inc. (Retail)	570	16,718
PrivateBancorp, Inc. (Banks)	855	10,080
ProAssurance Corp.* (Insurance)	665	38,231
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,235	5,805
Prospect Capital Corp. (Investment Companies)	1,140	11,275
Prosperity Bancshares, Inc. (Banks)	760	23,628
Provident Financial Services, Inc. (Savings & Loans)	1,520	19,213
Provident New York Bancorp (Savings & Loans)	855	7,584
PS Business Parks, Inc. (REIT)	380	22,519
PSS World Medical, Inc.* (Healthcare - Products)	950	22,448
Psychiatric Solutions, Inc.* (Healthcare - Services)	760	25,612
Quaker Chemical Corp. (Chemicals)	285	10,380
Quanex Building Products Corp. (Building Materials)	570	10,271
Quantum Corp.* (Computers)	6,270	21,193
Quest Software, Inc.* (Software)	1,045	27,348
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	855	10,491
Quidel Corp.* (Healthcare - Products)	760	8,786
Quiksilver, Inc.* (Apparel)	2,090	8,715
Rackspace Hosting, Inc.* (Internet)	1,425	35,568
See accompanying notes to the Schedules of Portfolio Investments.

Radian Group, Inc. (Insurance)	1,995	15,142
Radiant Systems, Inc.* (Computers)	760	14,828
Ramco-Gershenson Properties Trust (REIT)	950	11,001
Raven Industries, Inc. (Miscellaneous Manufacturing)	285	11,719
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	475	15,827
RealNetworks, Inc.* (Internet)	1,900	5,700
Red Robin Gourmet Burgers, Inc.* (Retail)	380	7,714
Redwood Trust, Inc. (REIT)	1,520	21,554
Regis Corp. (Retail)	1,235	25,256
RehabCare Group, Inc.* (Healthcare - Services)	475	10,559
Rent-A-Center, Inc. (Commercial Services)	855	21,495
Res-Care, Inc.* (Healthcare - Services)	665	8,798
Resources Connection, Inc. (Commercial Services)	950	15,380
Retail Ventures, Inc.* (Retail)	950	12,910
REX American Resources Corp.* (Energy - Alternate Sources)	285	4,728
Rex Energy Corp.* (Oil & Gas)	760	9,363
RF Micro Devices, Inc.* (Telecommunications)	4,370	31,857
Rigel Pharmaceuticals, Inc.* (Healthcare - Products)	1,330	11,052
RightNow Technologies, Inc.* (Software)	475	12,407
Riverbed Technology, Inc.* (Computers)	950	54,663
RLI Corp. (Insurance)	665	38,184
Rock-Tenn Co. - Class A (Forest Products & Paper)	475	27,004
Rockwood Holdings, Inc.* (Chemicals)	760	25,779
Rofin-Sinar Technologies, Inc.* (Electronics)	475	13,267
Rogers Corp.* (Electronics)	475	16,910
Rosetta Resources, Inc.* (Oil & Gas)	950	22,714
RPC, Inc. (Oil & Gas Services)	855	18,819
RSC Holdings, Inc.* (Commercial Services)	1,710	13,817
RTI Biologics, Inc.* (Healthcare - Products)	1,900	4,693
RTI International Metals, Inc.* (Mining)	570	17,727
Ruby Tuesday, Inc.* (Retail)	950	11,495
Ruddick Corp. (Food)	665	23,208
Rue21, Inc.* (Retail)	285	7,587
Rush Enterprises, Inc.* (Retail)	760	12,076
S1 Corp.* (Internet)	2,755	16,034
Safety Insurance Group, Inc. (Insurance)	475	22,068
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	855	32,345
Sally Beauty Holdings, Inc.* (Retail)	1,710	20,811
Sanderson Farms, Inc. (Food)	380	15,952
Sandy Spring Bancorp, Inc. (Banks)	570	9,918
Santarus, Inc.* (Pharmaceuticals)	2,090	6,542
Sapient Corp. (Internet)	1,425	18,753
Saul Centers, Inc. (REIT)	285	12,164
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,425	17,684
SAVVIS, Inc.* (Telecommunications)	665	15,953
SCBT Financial Corp. (Banks)	285	8,701
Scholastic Corp. (Media)	760	22,382
Schulman (A.), Inc. (Chemicals)	760	16,492
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	285	18,291
SeaChange International, Inc.* (Software)	950	7,638
Sealy Corp.* (Home Furnishings)	2,470	6,496
Seattle Genetics, Inc.* (Biotechnology)	1,520	24,913
Semtech Corp.* (Semiconductors)	1,330	28,475
Seneca Foods Corp. - Class A* (Food)	285	6,584
Sensient Technologies Corp. (Chemicals)	855	27,625
Shenandoah Telecommunications Co. (Telecommunications)	285	5,201
ShoreTel, Inc.* (Telecommunications)	950	5,947
Shuffle Master, Inc.* (Entertainment)	1,425	13,409
Shutterfly, Inc.* (Internet)	665	20,016
Signature Bank* (Banks)	760	32,102
Silgan Holdings, Inc. (Packaging & Containers)	475	16,031
Silicon Graphics International Corp.* (Computers)	760	5,753
Silicon Image, Inc.* (Semiconductors)	1,615	9,932
Simpson Manufacturing Co., Inc. (Building Materials)	665	17,676
Sinclair Broadcast Group, Inc. - Class A* (Media)	855	6,831
Sirona Dental Systems, Inc.* (Healthcare - Products)	570	21,460
SJW Corp. (Water)	190	4,598
Skechers U.S.A., Inc. - Class A* (Apparel)	570	11,081
Skyline Corp. (Home Builders)	285	5,082
SkyWest, Inc. (Airlines)	950	14,402
Smart Balance, Inc.* (Food)	1,425	5,073
Smith Corp. (Miscellaneous Manufacturing)	380	21,291
Smith Micro Software, Inc.* (Software)	760	9,242
Solarwinds, Inc.* (Software)	570	10,346
Solutia, Inc.* (Chemicals)	1,900	34,409
Sonic Automotive, Inc.* (Retail)	1,235	13,486
Sonic Corp.* (Retail)	1,330	11,810
Sonus Networks, Inc.* (Telecommunications)	2,945	9,159
Sotheby’s (Commercial Services)	1,045	45,813
Sourcefire, Inc.* (Internet)	475	11,205
South Jersey Industries, Inc. (Gas)	475	23,921
Southside Bancshares, Inc. (Banks)	380	7,148
Sovran Self Storage, Inc. (REIT)	570	22,270
Spartan Stores, Inc. (Food)	665	9,942
SRA International, Inc. - Class A* (Computers)	950	19,009
Stage Stores, Inc. (Retail)	1,235	16,463
Standard Microsystems Corp.* (Semiconductors)	570	13,760
Standard Pacific Corp.* (Home Builders)	1,900	6,897

See accompanying notes to the Schedules of Portfolio Investments.

Standex International Corp. (Miscellaneous Manufacturing)	285	7,675
Starwood Property Trust, Inc. (REIT)	760	15,360
Steelcase, Inc. - Class A (Office Furnishings)	1,235	10,386
Steiner Leisure, Ltd.* (Commercial Services)	380	14,733
StellarOne Corp. (Banks)	570	7,285
Stepan Co. (Chemicals)	95	6,407
STERIS Corp. (Healthcare - Products)	950	32,509
Sterling Bancshares, Inc. (Banks)	1,710	9,217
Steven Madden, Ltd.* (Apparel)	380	16,074
Stewart Enterprises, Inc. - Class A (Commercial Services)	2,470	13,733
Stewart Information Services Corp. (Insurance)	665	7,195
Stifel Financial Corp.* (Diversified Financial Services)	380	18,008
Stillwater Mining Co.* (Mining)	760	13,528
Stone Energy Corp.* (Oil & Gas)	1,045	16,333
STR Holdings, Inc.* (Miscellaneous Manufacturing)	475	11,804
Strategic Hotels & Resorts, Inc.* (REIT)	2,185	9,942
SuccessFactors, Inc.* (Commercial Services)	950	25,764
Sunstone Hotel Investors, Inc.* (REIT)	2,091	22,687
Super Micro Computer, Inc.* (Computers)	380	4,226
SuperGen, Inc.* (Biotechnology)	1,995	5,546
Support.com, Inc.* (Internet)	1,615	9,157
Susquehanna Bancshares, Inc. (Banks)	2,090	16,511
SVB Financial Group* (Banks)	475	20,586
Swift Energy Co.* (Oil & Gas)	665	21,180
Sykes Enterprises, Inc.* (Computers)	950	15,779
Syniverse Holdings, Inc.* (Telecommunications)	760	23,172
SYNNEX Corp.* (Software)	665	19,312
Synovis Life Technologies, Inc.* (Healthcare - Products)	380	5,700
Syntel, Inc. (Computers)	380	18,567
Take-Two Interactive Software, Inc.* (Software)	1,330	14,178
TAL International Group, Inc. (Trucking & Leasing)	380	10,648
Taleo Corp. - Class A* (Software)	665	19,079
Tanger Factory Outlet Centers, Inc. (REIT)	380	18,210
Taser International, Inc.* (Electronics)	1,235	4,891
Tecumseh Products Co. - Class A* (Machinery - Diversified)	380	4,921
Tekelec* (Telecommunications)	760	9,895
TeleCommunication Systems, Inc. - Class A* (Internet)	1,425	7,709
Teledyne Technologies, Inc.* (Aerospace/Defense)	570	23,695
TeleTech Holdings, Inc.* (Commercial Services)	950	14,421
Tennant Co. (Machinery - Diversified)	285	9,562
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	950	30,989
Terremark Worldwide, Inc.* (Internet)	1,330	13,287
Tessera Technologies, Inc.* (Semiconductors)	855	16,869
Tetra Tech, Inc.* (Environmental Control)	950	20,007
TETRA Technologies, Inc.* (Oil & Gas Services)	1,520	14,835
Texas Capital Bancshares, Inc.* (Banks)	1,045	18,967
Texas Roadhouse, Inc. - Class A* (Retail)	950	14,592
The Andersons, Inc. (Agriculture)	380	14,961
The Bancorp, Inc.* (Banks)	665	4,981
The Cato Corp. - Class A (Retail)	665	17,589
The Children’s Place Retail Stores, Inc.* (Retail)	380	16,743
The Corporate Executive Board Co. (Commercial Services)	570	17,807
The Ensign Group, Inc. (Healthcare - Services)	665	12,482
The Finish Line, Inc. - Class A (Retail)	666	10,190
The Geo Group, Inc.* (Commercial Services)	665	17,057
The Gorman-Rupp Co. (Machinery - Diversified)	380	11,332
The Greenbrier Cos., Inc.* (Trucking & Leasing)	475	8,645
The Gymboree Corp.* (Apparel)	475	30,903
The Hain Celestial Group, Inc.* (Food)	855	21,144
The Jones Group, Inc. (Apparel)	1,045	15,111
The Knot, Inc.* (Internet)	1,235	11,164
The Medicines Co.* (Pharmaceuticals)	1,140	14,558
The Men’s Wearhouse, Inc. (Retail)	950	23,218
The Middleby Corp.* (Machinery - Diversified)	190	14,185
The Navigators Group, Inc.* (Insurance)	285	13,101
The Pantry, Inc.* (Retail)	665	12,934
The Pep Boys - Manny, Moe & Jack (Retail)	1,045	12,216
The Phoenix Cos., Inc.* (Insurance)	2,660	5,586
The Princeton Review, Inc.* (Commercial Services)	1,995	3,172
The Ryland Group, Inc. (Home Builders)	855	12,808
The Talbots, Inc.* (Retail)	1,140	11,149
The Timberland Co. - Class A* (Apparel)	665	13,952
The Ultimate Software Group, Inc.* (Software)	665	27,518
The Warnaco Group, Inc.* (Apparel)	665	35,318
The Wet Seal, Inc. - Class A* (Retail)	2,945	10,308
Theravance, Inc.* (Pharmaceuticals)	1,045	21,297
THQ, Inc.* (Software)	1,615	6,460
Tibco Software, Inc.* (Internet)	2,755	52,951
TiVo, Inc.* (Home Furnishings)	1,615	17,991
TNS, Inc.* (Commercial Services)	570	10,910

See accompanying notes to the Schedules of Portfolio Investments.

TomoTherapy, Inc.* (Healthcare - Products)	1,710	6,532
Tompkins Financial Corp. (Banks)	190	7,334
Transcend Services, Inc.* (Commercial Services)	570	9,929
TreeHouse Foods, Inc.* (Food)	570	26,619
TriMas Corp.* (Miscellaneous Manufacturing)	475	7,519
Triple-S Management Corp. - Class B* (Healthcare - Services)	665	11,219
TriQuint Semiconductor, Inc.* (Semiconductors)	2,185	22,505
Triumph Group, Inc. (Aerospace/Defense)	190	15,882
True Religion Apparel, Inc.* (Apparel)	475	9,714
TrueBlue, Inc.* (Commercial Services)	950	13,347
TrustCo Bank Corp. NY (Banks)	2,280	12,289
Trustmark Corp. (Banks)	1,045	23,084
TTM Technologies, Inc.* (Electronics)	1,520	15,930
Tutor Perini Corp.* (Engineering & Construction)	665	15,435
Tyler Technologies, Inc.* (Computers)	855	17,451
U-Store-It Trust (REIT)	2,090	17,995
U.S. Physical Therapy, Inc.* (Healthcare - Services)	570	10,699
UIL Holdings Corp. (Electric)	760	22,010
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	475	14,578
Ultratech Stepper, Inc.* (Semiconductors)	475	8,697
UMB Financial Corp. (Banks)	855	31,686
Umpqua Holdings Corp. (Banks)	1,995	21,945
Union First Market Bankshares Corp. (Banks)	665	8,552
Unisource Energy Corp. (Electric)	665	23,322
Unisys Corp.* (Computers)	760	17,518
United Community Banks, Inc.* (Banks)	1,995	3,910
United Fire & Casualty Co. (Insurance)	475	9,514
United Natural Foods, Inc.* (Food)	665	23,780
United Online, Inc. (Internet)	2,375	14,677
United Rentals, Inc.* (Commercial Services)	1,045	19,636
Unitil Corp. (Electric)	475	10,317
Universal American Financial Corp. (Insurance)	855	13,748
Universal Corp. (Agriculture)	380	15,747
Universal Electronics, Inc.* (Home Furnishings)	475	10,004
Universal Forest Products, Inc. (Building Materials)	380	11,453
Universal Health Realty Income Trust (REIT)	475	17,646
Universal Technical Institute, Inc. (Commercial Services)	475	9,191
Univest Corp. of Pennsylvania (Banks)	285	5,375
Urstadt Biddle Properties - Class A (REIT)	665	12,775
US Airways Group, Inc.* (Airlines)	2,565	30,241
US Ecology, Inc. (Environmental Control)	665	10,786
US Gold Corp.* (Mining)	1,995	10,434
USA Mobility, Inc. (Telecommunications)	760	12,791
USA Truck, Inc.* (Transportation)	285	3,910
USEC, Inc.* (Mining)	1,995	10,713
VAALCO Energy, Inc.* (Oil & Gas)	1,425	8,379
Vail Resorts, Inc.* (Entertainment)	570	23,119
Valassis Communications, Inc.* (Commercial Services)	665	21,945
ValueClick, Inc.* (Internet)	1,520	20,915
Veeco Instruments, Inc.* (Semiconductors)	665	27,830
Venoco, Inc.* (Oil & Gas)	760	11,765
VeriFone Systems, Inc.* (Software)	1,330	44,994
Viad Corp. (Commercial Services)	665	13,273
ViaSat, Inc.* (Telecommunications)	380	15,645
Vicor Corp. (Electrical Components & Equipment)	665	11,844
ViroPharma, Inc.* (Pharmaceuticals)	1,520	24,867
Vital Images, Inc.* (Software)	380	5,054
Vitamin Shoppe, Inc.* (Retail)	285	7,926
Vocus, Inc.* (Internet)	570	12,625
Volcano Corp.* (Healthcare - Products)	855	20,879
Volcom, Inc.* (Apparel)	570	9,787
Volterra Semiconductor Corp.* (Semiconductors)	475	9,704
W&T Offshore, Inc. (Oil & Gas)	1,045	11,370
W.R. Grace & Co.* (Chemicals)	950	30,457
Warren Resources, Inc.* (Oil & Gas)	2,470	10,325
Washington Trust Bancorp, Inc. (Banks)	285	5,726
Watsco, Inc. (Distribution/Wholesale)	380	21,269
WD-40 Co. (Household Products/Wares)	475	17,523
Websense, Inc.* (Internet)	855	17,203
Webster Financial Corp. (Banks)	1,140	19,517
WellCare Health Plans, Inc.* (Healthcare - Services)	665	18,474
Werner Enterprises, Inc. (Transportation)	760	16,203
WesBanco, Inc. (Banks)	570	9,468
West Pharmaceutical Services, Inc. (Healthcare - Products)	760	27,124
Western Alliance Bancorp* (Banks)	1,140	6,886
Westlake Chemical Corp. (Chemicals)	380	12,145
Willbros Group, Inc.* (Oil & Gas Services)	1,140	10,100
Winn-Dixie Stores, Inc.* (Food)	1,045	7,002
Winnebago Industries, Inc.* (Home Builders)	665	6,650
Winthrop Realty Trust (REIT)	570	7,752
Wintrust Financial Corp. (Banks)	475	14,221
Wolverine World Wide, Inc. (Apparel)	760	22,131
Woodward Governor Co. (Electronics)	1,045	32,750
World Fuel Services Corp. (Retail)	950	26,818
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,140	17,556

See accompanying notes to the Schedules of Portfolio Investments.

Wright Express Corp.* (Commercial Services)	570	21,495
Wright Medical Group, Inc.* (Healthcare - Products)	665	8,871
Young Innovations, Inc. (Healthcare - Products)	190	5,276
Zep, Inc. (Chemicals)	475	8,617
Zoran Corp.* (Semiconductors)	1,235	8,744
Zumiez, Inc.* (Retail)	475	12,455
Zygo Corp.* (Electronics)	475	5,083

TOTAL COMMON STOCKS (Cost $11,065,900)		15,064,493

	Principal
	Amount	Value

Repurchase Agreements (76.9%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,910,032 (Collateralized by $2,723,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $2,968,506)	$2,910,000	$2,910,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $10,814,126 (Collateralized by $11,029,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $11,032,368)	10,814,000	10,814,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $18,435,230 (Collateralized by $18,012,400 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $18,805,035)	18,435,000	18,435,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,494,031 (Collateralized by $2,474,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $2,545,128)	2,494,000	2,494,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,077,023 (Collateralized by $2,073,700 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $2,118,684)	2,077,000	2,077,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,730,000)		36,730,000

TOTAL INVESTMENT SECURITIES (Cost $47,795,900)—108.4%		51,794,493
Net other assets (liabilities)—(8.4)%		(4,021,918)

NET ASSETS—100.0%		$47,772,575

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $11,457,000.
‡	Represents the effective yield or interest rate in effect at October 31, 2010.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
Russell 2000 Mini Futures Contract expiring 12/20/10 (Underlying notional amount at value $2,875,330)	41	$286,088

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$39,055,108	$(46,595)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	38,748,582	(61,633)

		$(108,228)

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Advertising	$12,624	NM
Aerospace/Defense	177,604	0.4%
Aerospace/Defense Equipment	27,010	0.1%
Agriculture	43,305	0.1%
Airlines	125,722	0.3%
Apparel	322,633	0.7%
Auto Manufacturers	10,126	NM
Auto Parts & Equipment	144,039	0.3%
Banks	827,065	1.7%
Beverages	14,564	NM
Biotechnology	259,893	0.5%
Building Materials	51,028	0.1%
Chemicals	395,449	0.8%
Coal	70,120	0.1%
Commercial Services	902,656	1.9%

See accompanying notes to the Schedules of Portfolio Investments.

Computers	412,006	0.9%
Distribution/Wholesale	114,554	0.2%
Diversified Financial Services	214,227	0.5%
Electric	227,332	0.5%
Electrical Components & Equipment	138,791	0.3%
Electronics	400,844	0.8%
Energy - Alternate Sources	18,408	NM
Engineering & Construction	87,673	0.2%
Entertainment	86,338	0.2%
Environmental Control	123,456	0.3%
Food	233,572	0.5%
Forest Products & Paper	154,327	0.3%
Gas	209,580	0.4%
Hand/Machine Tools	49,087	0.1%
Healthcare - Products	605,173	1.3%
Healthcare - Services	331,965	0.7%
Holding Companies - Diversified	17,796	NM
Home Builders	50,649	0.1%
Home Furnishings	58,242	0.1%
Household Products/Wares	67,350	0.1%
Insurance	454,002	1.0%
Internet	564,587	1.2%
Investment Companies	141,819	0.3%
Iron/Steel	14,591	NM
Leisure Time	94,598	0.2%
Lodging	52,379	0.1%
Machinery - Construction & Mining	11,199	NM
Machinery - Diversified	242,860	0.5%
Media	106,679	0.2%
Metal Fabricate/Hardware	128,000	0.3%
Mining	203,683	0.4%
Miscellaneous Manufacturing	361,927	0.8%
Office Furnishings	73,726	0.2%
Oil & Gas	400,652	0.8%
Oil & Gas Services	255,858	0.5%
Packaging & Containers	25,767	0.1%
Pharmaceuticals	452,973	0.9%
REIT	1,081,319	2.3%
Real Estate	14,620	NM
Retail	1,002,631	2.1%
Savings & Loans	152,704	0.3%
Semiconductors	508,010	1.1%
Software	599,633	1.3%
Storage/Warehousing	11,591	NM
Telecommunications	690,130	1.4%
Textiles	16,439	NM
Toys/Games/Hobbies	23,280	0.1%
Transportation	264,685	0.6%
Trucking & Leasing	45,433	0.1%
Water	83,510	0.2%
Other**	32,708,082	68.5%

Total	$47,772,575	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraDow 30 ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (33.9%)
3M Co. (Miscellaneous Manufacturing)	4,355	$366,778
Alcoa, Inc. (Mining)	4,355	57,181
American Express Co. (Diversified Financial Services)	4,355	180,558
AT&T, Inc. (Telecommunications)	4,355	124,118
Bank of America Corp. (Banks)	4,355	49,821
Boeing Co. (Aerospace/Defense)	4,355	307,637
Caterpillar, Inc. (Machinery - Construction & Mining)	4,355	342,303
Chevron Corp. (Oil & Gas)	4,355	359,767
Cisco Systems, Inc.* (Telecommunications)	4,355	99,425
Coca-Cola Co. (Beverages)	4,355	267,049
E.I. du Pont de Nemours & Co. (Chemicals)	4,355	205,905
Exxon Mobil Corp. (Oil & Gas)	4,355	289,477
General Electric Co. (Miscellaneous Manufacturing)	4,355	69,767
Hewlett-Packard Co. (Computers)	4,355	183,171
Home Depot, Inc. (Retail)	4,355	134,482
Intel Corp. (Semiconductors)	4,355	87,405
International Business Machines Corp. (Computers)	4,355	625,378
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,355	163,879
Johnson & Johnson (Healthcare - Products)	4,355	277,283
Kraft Foods, Inc. (Food)	4,355	140,536
McDonald’s Corp. (Retail)	4,355	338,688
Merck & Co., Inc. (Pharmaceuticals)	4,355	157,999
Microsoft Corp. (Software)	4,355	116,017
Pfizer, Inc. (Pharmaceuticals)	4,355	75,777
Procter & Gamble Co. (Cosmetics/Personal Care)	4,355	276,847
The Travelers Cos., Inc. (Insurance)	4,355	240,396
United Technologies Corp. (Aerospace/Defense)	4,355	325,623
Verizon Communications, Inc. (Telecommunications)	4,355	141,407
Wal-Mart Stores, Inc. (Retail)	4,355	235,910
Walt Disney Co. (Media)	4,355	157,259

TOTAL COMMON STOCKS (Cost $3,749,161)		6,397,843

	Principal
	Amount	Value

Repurchase Agreements (52.8%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $790,009 (Collateralized by $739,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $805,946)	$790,000	$790,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,933,034 (Collateralized by $2,980,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $2,993,275)	2,933,000	2,933,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,002,063 (Collateralized by $4,855,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $5,103,104)	5,002,000	5,002,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $675,008 (Collateralized by $670,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $689,262)	675,000	675,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $568,006 (Collateralized by $568,500 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $579,547)	568,000	568,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,968,000)		9,968,000

TOTAL INVESTMENT SECURITIES (Cost $13,717,161)—86.7%		16,365,843
Net other assets (liabilities)—13.3%		2,505,389

NET ASSETS—100.0%		$18,871,232

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,246,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini Dow Jones Futures Contract expiring 12/20/10 (Underlying notional amount at value $387,485)	7	$25,603

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$18,699,456	$(13,568)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	12,272,905	(6,609)

		$(20,177)

UltraDow 30 ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$633,260	3.4%
Banks	49,821	0.3%

See accompanying notes to the Schedules of Portfolio Investments.

Beverages	267,049	1.4%
Chemicals	205,905	1.1%
Computers	808,549	4.3%
Cosmetics/Personal Care	276,847	1.5%
Diversified Financial Services	344,437	1.8%
Food	140,536	0.7%
Healthcare - Products	277,283	1.5%
Insurance	240,396	1.3%
Machinery - Construction & Mining	342,303	1.8%
Media	157,259	0.8%
Mining	57,181	0.3%
Miscellaneous Manufacturing	436,545	2.3%
Oil & Gas	649,244	3.4%
Pharmaceuticals	233,776	1.2%
Retail	709,080	3.8%
Semiconductors	87,405	0.5%
Software	116,017	0.6%
Telecommunications	364,950	1.9%
Other**	12,473,389	66.1%

Total	$18,871,232	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraNASDAQ-100 ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (56.4%)
Activision Blizzard, Inc. (Software)	43,847	$502,925
Adobe Systems, Inc.* (Software)	20,701	582,733
Altera Corp. (Semiconductors)	17,278	539,246
Amazon.com, Inc.* (Internet)	11,899	1,965,001
Amgen, Inc.* (Biotechnology)	17,930	1,025,417
Apollo Group, Inc. - Class A* (Commercial Services)	6,031	226,042
Apple Computer, Inc.* (Computers)	51,019	15,350,087
Applied Materials, Inc. (Semiconductors)	27,873	344,510
Autodesk, Inc.* (Software)	9,454	342,046
Automatic Data Processing, Inc. (Software)	13,855	615,439
Baidu, Inc.ADR* (Internet)	10,921	1,201,419
Bed Bath & Beyond, Inc.* (Retail)	14,181	622,546
Biogen Idec, Inc.* (Biotechnology)	10,595	664,412
BMC Software, Inc.* (Software)	8,313	377,909
Broadcom Corp. - Class A (Semiconductors)	16,463	670,703
C.H. Robinson Worldwide, Inc. (Transportation)	6,520	459,530
CA, Inc. (Software)	19,886	461,554
Celgene Corp.* (Biotechnology)	18,256	1,133,150
Cephalon, Inc.* (Pharmaceuticals)	2,934	194,935
Cerner Corp.* (Software)	3,260	286,326
Check Point Software Technologies, Ltd.* (Internet)	8,150	348,413
Cintas Corp. (Textiles)	7,335	201,492
Cisco Systems, Inc.* (Telecommunications)	81,826	1,868,088
Citrix Systems, Inc.* (Software)	8,965	574,388
Cognizant Technology Solutions Corp.* (Computers)	11,736	765,070
Comcast Corp. - Class A (Media)	58,028	1,194,216
Costco Wholesale Corp. (Retail)	9,291	583,196
Dell, Inc.* (Computers)	28,688	412,533
DENTSPLY International, Inc. (Healthcare - Products)	5,542	173,963
DIRECTV - Class A* (Media)	25,265	1,098,017
DISH Network Corp. - Class A (Media)	8,639	171,571
eBay, Inc.* (Internet)	39,283	1,171,026
Electronic Arts, Inc.* (Software)	13,366	211,851
Expedia, Inc. (Internet)	11,247	325,601
Expeditors International of Washington, Inc. (Transportation)	8,313	410,330
Express Scripts, Inc.* (Pharmaceuticals)	19,397	941,142
Fastenal Co. (Distribution/Wholesale)	5,705	293,693
First Solar, Inc.* (Energy - Alternate Sources)	2,934	403,953
Fiserv, Inc.* (Software)	7,498	408,791
Flextronics International, Ltd.* (Electronics)	34,230	245,087
FLIR Systems, Inc.* (Electronics)	6,683	186,055
Foster Wheeler AG* (Engineering & Construction)	5,379	125,976
Garmin, Ltd. (Electronics)	7,172	235,528
Genzyme Corp.* (Biotechnology)	12,877	928,818
Gilead Sciences, Inc.* (Pharmaceuticals)	33,089	1,312,641
Google, Inc. - Class A* (Internet)	6,031	3,696,943
Henry Schein, Inc.* (Healthcare - Products)	3,586	201,354
Hologic, Inc.* (Healthcare - Products)	10,921	174,954
Illumina, Inc.* (Biotechnology)	4,890	265,576
Infosys Technologies, Ltd.ADR (Software)	4,401	296,803
Intel Corp. (Semiconductors)	78,077	1,567,005
Intuit, Inc.* (Software)	15,811	758,928
Intuitive Surgical, Inc.* (Healthcare - Products)	1,630	428,609
J.B. Hunt Transport Services, Inc. (Transportation)	4,890	175,844
Joy Global, Inc. (Machinery - Construction & Mining)	4,075	289,121
KLA -Tencor Corp. (Semiconductors)	8,150	291,118
Lam Research Corp.* (Semiconductors)	5,216	238,841
Liberty Media Holding Corp. - Interactive Series A* (Internet)	22,005	324,794
Life Technologies Corp.* (Biotechnology)	7,498	376,250
Linear Technology Corp. (Semiconductors)	12,062	388,758
Logitech International S.A.GRS* (Computers)	6,846	128,636
Marvell Technology Group, Ltd.* (Semiconductors)	24,939	481,572
Mattel, Inc. (Toys/Games/Hobbies)	16,463	384,082
Maxim Integrated Products, Inc. (Semiconductors)	11,736	254,202
Microchip Technology, Inc. (Semiconductors)	6,194	199,323
Microsoft Corp. (Software)	119,316	3,178,578
Millicom International Cellular S.A. (Telecommunications)	4,238	400,915
Mylan Laboratories, Inc.* (Pharmaceuticals)	12,551	255,036
NetApp, Inc.* (Computers)	14,996	798,537
News Corp. - Class A (Media)	57,050	824,943
NII Holdings, Inc. - Class B* (Telecommunications)	6,520	272,601
NVIDIA Corp.* (Semiconductors)	22,657	272,564
O’Reilly Automotive, Inc.* (Retail)	5,542	324,207
Oracle Corp. (Software)	83,945	2,467,983
PACCAR, Inc. (Auto Manufacturers)	16,300	835,538
Patterson Cos., Inc. (Healthcare - Products)	4,727	130,702
Paychex, Inc. (Commercial Services)	13,692	379,268
Priceline.com, Inc.* (Internet)	2,119	798,460
QIAGEN N.V.* (Biotechnology)	9,454	177,830
Qualcomm, Inc. (Telecommunications)	77,588	3,501,546
Research In Motion, Ltd.* (Computers)	21,190	1,206,770
Ross Stores, Inc. (Retail)	4,890	288,461
SanDisk Corp.* (Computers)	9,454	355,281
Seagate Technology* (Computers)	18,908	277,002
Sears Holdings Corp.* (Retail)	4,564	328,517
Sigma-Aldrich Corp. (Chemicals)	4,727	299,786
Staples, Inc. (Retail)	19,723	403,730
Starbucks Corp. (Retail)	41,239	1,174,487
Stericycle, Inc.* (Environmental Control)	3,586	257,260
Symantec Corp.* (Internet)	33,089	535,380

See accompanying notes to the Schedules of Portfolio Investments.

Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	29,340	1,522,746
Urban Outfitters, Inc.* (Retail)	6,683	205,636
VeriSign, Inc.* (Internet)	6,520	226,570
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,476	324,885
Virgin Media, Inc. (Telecommunications)	13,529	344,042
Vodafone Group PLCADR (Telecommunications)	28,362	780,239
Warner Chilcott PLC - Class A (Pharmaceuticals)	10,106	242,948
Wynn Resorts, Ltd. (Lodging)	5,379	576,467
Xilinx, Inc. (Semiconductors)	13,692	367,083
Yahoo!, Inc.* (Internet)	25,917	427,890

TOTAL COMMON STOCKS (Cost $28,900,259)		77,843,970

	Principal
	Amount	Value

Repurchase Agreements (43.7%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,778,052 (Collateralized by $4,471,300 U.S. Treasury Notes, 3.50%, 5/15/20, total value $4,873,717)	$4,778,000	$4,778,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $17,753,207 (Collateralized by $18,098,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $18,108,909)	17,753,000	17,753,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $30,265,378 (Collateralized by $30,292,800 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $30,871,562)	30,265,000	30,265,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,096,051 (Collateralized by $4,062,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $4,178,782)	4,096,000	4,096,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,405,037 (Collateralized by $3,434,900 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $3,473,288)	3,405,000	3,405,000

(TOTAL REPURCHASE AGREEMENTS Cost $60,297,000)		60,297,000

TOTAL INVESTMENT SECURITIES (Cost $89,197,259)—100.1%		138,140,970
Net other assets (liabilities)—(0.1)%		(193,071)

NET ASSETS—100.0%		$137,947,899

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $21,794,000.
‡	Represents the effective yield or interest rate in effect at October 31, 2010.
ADR	American Depositary Receipt
GRS	Global Registered Shares

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contract expiring 12/20/10 (Underlying notional amount at value $13,714,580)	323	$1,548,381

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$115,927,209	$(81,843)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	69,309,420	(46,139)

		$(127,982)

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$835,538	0.6%
Biotechnology	4,896,338	3.5%
Chemicals	299,786	0.2%
Commercial Services	605,310	0.4%
Computers	19,293,916	14.0%
Distribution/Wholesale	293,693	0.2%
Electronics	666,670	0.5%
Energy - Alternate Sources	403,953	0.3%
Engineering & Construction	125,976	0.1%
Environmental Control	257,260	0.2%
Healthcare - Products	1,109,582	0.8%
Internet	11,021,497	8.0%
Lodging	576,467	0.4%

See accompanying notes to the Schedules of Portfolio Investments.

Machinery - Construction & Mining	289,121	0.2%
Media	3,288,747	2.4%
Pharmaceuticals	4,469,448	3.2%
Retail	3,930,780	2.9%
Semiconductors	5,614,925	4.1%
Software	11,066,254	8.0%
Telecommunications	7,167,431	5.2%
Textiles	201,492	0.1%
Toys/Games/Hobbies	384,082	0.3%
Transportation	1,045,704	0.8%
Other**	60,103,929	43.6%

Total	$137,947,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraInternational ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (100.5%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,334,014 (Collateralized by $1,248,500 U.S. Treasury Notes, 3.50%, 5/15/20, total value $1,360,865)	$1,334,000	$1,334,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,957,058 (Collateralized by $5,036,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $5,058,433)	4,957,000	4,957,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $8,449,106 (Collateralized by $8,310,300 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $8,618,437)	8,449,000	8,449,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,143,014 (Collateralized by $1,135,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,167,631)	1,143,000	1,143,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $954,010 (Collateralized by $954,300 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $973,189)	954,000	954,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,837,000)		16,837,000

TOTAL INVESTMENT SECURITIES (Cost $16,837,000)—100.5%		16,837,000
Net other assets (liabilities)—(0.5)%		(77,385)

NET ASSETS—100.0%		$16,759,615

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $3,553,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
E-Mini MSCI EAFE Futures Contract expiring 12/20/10 (Underlying notional amount at value $4,360,230)	54	$224,451

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$9,088,218	$91,798
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	20,081,554	154,951

		$246,749

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraEmerging Markets ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks† (65.9%)
America Movil S.A.B. de C.V. (Telecommunications)	60,500	$3,464,230
AngloGold Ashanti, Ltd. (Mining)	22,385	1,054,557
AU Optronics Corp.* (Electronics)	48,400	485,452
Baidu, Inc.* (Internet)	7,865	865,229
Banco Bradesco S.A. (Banks)	114,950	2,390,960
Banco Santander Brasil S.A. (Banks)	34,485	496,584
BRF-Brazil Foods S.A. (Food)	40,535	593,027
Cemex S.A.B. de C.V.* (Building Materials)	59,895	525,279
China Life Insurance Co., Ltd. (Insurance)	28,435	1,870,170
China Mobile, Ltd. (Telecommunications)	50,820	2,610,623
China Petroleum and Chemical Corp. (Oil & Gas)	10,285	980,263
China Telecom Corp., Ltd. (Telecommunications)	8,470	441,626
China Unicom, Ltd. (Telecommunications)	77,440	1,084,160
Chunghwa Telecom Co., Ltd. (Telecommunications)	29,040	679,536
CNOOC, Ltd. (Oil & Gas)	9,075	1,895,949
Companhia de Bebidas das Americas (AmBev) (Beverages)	9,680	1,347,843
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	23,595	420,935
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	48,400	816,992
Companhia Vale Do Rio Doce (Mining)	79,860	2,566,700
Compania de Minas Buenaventura S.A. (Mining)	9,680	513,427
Ctrip.com International, Ltd.* (Internet)	9,075	472,535
Ecopetrol S.A. (Oil & Gas)	12,705	606,537
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	6,655	355,111
Enersis S.A. (Electric)	15,730	358,801
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	13,310	730,852
Gerdau S.A. (Iron/Steel)	39,930	520,687
Gold Fields, Ltd. (Mining)	39,930	629,696
Grupo Televisa S.A. (Media)	34,485	774,188
HDFC Bank, Ltd. (Banks)	6,655	1,151,049
ICICI Bank, Ltd. (Banks)	25,410	1,336,058
Infosys Technologies, Ltd. (Software)	35,090	2,366,470
Itau Unibanco Holding S.A. (Banks)	125,235	3,075,772
KB Financial Group, Inc. (Banks)	23,595	1,059,416
Korea Electric Power Corp.* (Electric)	32,065	423,579
LG. Philips LCD Co., Ltd. (Electronics)	27,225	468,542
Mobile TeleSystems (Telecommunications)	29,040	628,716
PetroChina Co., Ltd. (Oil & Gas)	12,705	1,562,080
Petroleo Brasileiro S.A. (Oil & Gas)	68,970	2,353,256
POSCO (Iron/Steel)	16,335	1,697,860
PT Telekomunikasi Indonesia (Telecommunications)	15,125	610,899
Sasol, Ltd. (Oil & Gas Services)	26,620	1,204,555
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	13,310	1,035,119
SK Telecom Co., Ltd. (Telecommunications)	19,360	356,805
Sterlite Industries (India), Ltd. (Mining)	22,385	346,296
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	271,040	2,957,046
Tata Motors, Ltd. (Auto Manufacturers)	17,545	493,365
VimpelCom, Ltd.* (Telecommunications)	18,150	278,240
Wipro, Ltd. (Computers)	27,830	397,412

TOTAL COMMON STOCKS (Cost $43,764,513)		53,354,484

Preferred Stocks† (8.1%)
Petroleo Brasileiro S.A. (Oil & Gas)	94,985	2,962,582
Vale S.A. (Mining)	124,025	3,563,239

TOTAL PREFERRED STOCKS (Cost $5,665,115)		6,525,821

	Principal
	Amount	Value

Repurchase Agreements (23.9%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,534,017 (Collateralized by $1,435,600 U.S. Treasury Notes, 3.50%, 5/15/20, total value $1,564,804)	$1,534,000	$1,534,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,703,066 (Collateralized by $5,793,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $5,818,805)	5,703,000	5,703,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $9,721,122 (Collateralized by $9,289,000 Federal National Mortgage Association, 3.25%, 4/9/13, total value $9,916,196)	9,721,000	9,721,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,315,016 (Collateralized by $1,306,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,343,548)	1,315,000	1,315,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,096,012 (Collateralized by $1,096,600 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,118,130)	1,096,000	1,096,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,369,000)		19,369,000

TOTAL INVESTMENT SECURITIES (Cost $68,798,628)—97.9%		79,249,305
Net other assets (liabilities)—2.1%		1,688,524

NET ASSETS—100.0%		$80,937,829

†	As of October 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $12,509,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$43,117,499	$429,169
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	58,519,165	560,195

		$989,364

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Auto Manufacturers	$493,365	0.6%
Banks	9,509,839	11.7%
Beverages	2,078,695	2.6%
Building Materials	525,279	0.6%
Computers	397,412	0.5%
Diversified Financial Services	1,035,119	1.3%
Electric	1,558,426	1.9%
Electronics	953,994	1.2%
Food	593,027	0.7%
Insurance	1,870,170	2.3%
Internet	1,337,764	1.7%
Iron/Steel	3,035,539	3.8%
Media	774,188	1.0%
Mining	8,673,915	10.7%
Oil & Gas	10,360,667	12.8%
Oil & Gas Services	1,204,555	1.5%
Semiconductors	2,957,046	3.7%
Software	2,366,470	2.9%
Telecommunications	10,154,835	12.5%
Other**	21,057,524	26.0%

Total	$80,937,829	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2010:

		% of
	Value	Net Assets

Brazil	$21,108,577	26.1%
Chile	713,912	0.8%
China	11,782,635	14.5%
Colombia	606,537	0.8%
India	6,090,650	7.5%
Indonesia	610,899	0.8%
Mexico	5,494,549	6.9%
Peru	513,427	0.6%
Russia	906,956	1.1%
South Africa	2,888,808	3.6%
South Korea	5,041,321	6.2%
Taiwan	4,122,034	5.1%
Other**	21,057,524	26.0%

Total	$80,937,829	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraLatin America ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks† (63.0%)
America Movil S.A.B. de C.V. (Telecommunications)	26,796	$1,534,339
Banco Bradesco S.A. (Banks)	91,014	1,893,091
Banco Santander Brasil S.A. (Banks)	92,631	1,333,886
Banco Santander Chile S.A. (Banks)	6,930	641,995
Bancolombia S.A. (Banks)	12,012	810,209
BRF-Brazil Foods S.A. (Food)	112,959	1,652,590
Cemex S.A.B. de C.V.* (Building Materials)	47,124	413,278
Centrais Eletricas Brasileiras S.A. (Electric)	32,802	458,244
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Food)	22,176	878,391
Companhia de Bebidas das Americas (AmBev) (Beverages)	15,015	2,090,689
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	45,969	820,087
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	86,625	1,462,230
Companhia Vale Do Rio Doce (Mining)	101,871	3,274,134
Compania de Minas Buenaventura S.A. (Mining)	21,714	1,151,711
Ecopetrol S.A. (Oil & Gas)	26,565	1,268,213
Empresa Brasileira de Aeronautica S.A. (Embraer) (Aerospace/Defense)	14,322	413,190
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	13,629	727,244
Enersis S.A. (Electric)	32,340	737,675
Fibria Celulose S.A.* (Forest Products & Paper)	25,872	464,661
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	22,638	1,243,053
Gafisa S.A. (Home Builders)	30,492	511,961
Gerdau S.A. (Iron/Steel)	70,917	924,758
Grupo Televisa S.A. (Media)	53,592	1,203,140
Itau Unibanco Holding S.A. (Banks)	127,512	3,131,695
Lan Airlines S.A. (Airlines)	22,638	695,892
Net Servicos de Comunicacao S.A.* (Media)	33,957	455,363
Petroleo Brasileiro S.A. (Oil & Gas)	66,528	2,269,935
Sociedad Quimica y Minera de Chile S.A. (Chemicals)	12,474	646,153
Tele Norte Leste Participacoes S.A. (Telecommunications)	33,033	506,726
Telefonos de Mexico S.A.B. de C.V. (Telecommunications)	25,179	389,771
Ultrapar Participacoes S.A. (Gas)	12,705	788,345
Vivo Participacoes S.A. (Telecommunications)	29,106	833,596

TOTAL COMMON STOCKS
(Cost $21,992,298)		35,626,245

Preferred Stocks† (13.7%)
Centrais Eletricas Brasileiras S.A. - Class B (Electric)	22,407	366,355
Petroleo Brasileiro S.A. (Oil & Gas)	91,476	2,853,136
Vale S.A. (Mining)	158,004	4,539,455

TOTAL PREFERRED STOCKS
(Cost $5,009,999)		7,758,946

	Principal
	Amount	Value

Repurchase Agreements (21.6%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $967,010 (Collateralized by $905,000 U.S. Treasury Notes, 3.50%, 5/15/20, total value $986,450)	$967,000	$967,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,594,042 (Collateralized by $3,651,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $3,667,264)	3,594,000	3,594,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $6,127,077 (Collateralized by $5,928,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $6,250,769)	6,127,000	6,127,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $828,010 (Collateralized by $822,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $845,633)	828,000	828,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $693,008 (Collateralized by $695,400 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $706,954)	693,000	693,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,209,000)		12,209,000

TOTAL INVESTMENT SECURITIES
(Cost $39,211,297)—98.3%		55,594,191
Net other assets (liabilities)—1.7%		959,364

NET ASSETS—100.0%		$56,553,555

†	As of October 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $10,026,000.

See accompanying notes to the Schedules of Portfolio Investments.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$21,925,906	$307,370
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	47,427,433	635,818

		$943,188

UltraLatin America ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$413,190	0.7%
Airlines	695,892	1.2%
Banks	7,810,876	13.8%
Beverages	3,333,742	5.9%
Building Materials	413,278	0.7%
Chemicals	646,153	1.2%
Electric	3,109,605	5.5%
Food	2,530,981	4.5%
Forest Products & Paper	464,661	0.8%
Gas	788,345	1.4%
Home Builders	511,961	0.9%
Iron/Steel	2,386,988	4.2%
Media	1,658,503	2.9%
Mining	8,965,300	15.9%
Oil & Gas	6,391,284	11.3%
Telecommunications	3,264,432	5.8%
Other**	13,168,364	23.3%

Total	$56,553,555	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2010:

		% of
	Value	Net Assets

Brazil	$31,922,518	56.5%
Chile	3,448,959	6.1%
Colombia	2,078,422	3.7%
Mexico	4,783,581	8.4%
Peru	1,151,711	2.0%
Other**	13,168,364	23.3%

Total	$56,553,555	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraChina ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks† (71.5%)
7 Days Group Holdings, Ltd.* (Lodging)	14,518	$291,376
Aluminum Corp. of China, Ltd.* (Mining)	36,890	884,253
Baidu, Inc.* (Internet)	16,660	1,832,767
China Eastern Airlines Corp., Ltd.* (Airlines)	16,660	533,453
China Life Insurance Co., Ltd. (Insurance)	37,604	2,473,215
China Medical Technologies, Inc.* (Healthcare - Products)	18,564	224,253
China Mobile, Ltd. (Telecommunications)	53,312	2,738,637
China Petroleum and Chemical Corp. (Oil & Gas)	19,040	1,814,702
China Southern Airlines Co., Ltd.* (Airlines)	15,946	549,340
China Telecom Corp., Ltd. (Telecommunications)	21,896	1,141,657
China Unicom, Ltd. (Telecommunications)	123,046	1,722,644
CNinsure, Inc. (Insurance)	14,280	366,996
CNOOC, Ltd. (Oil & Gas)	12,138	2,535,871
Ctrip.com International, Ltd.* (Internet)	25,704	1,338,407
E-House China Holdings, Ltd. (Real Estate)	23,800	397,698
Focus Media Holding, Ltd.* (Advertising)	32,844	812,889
Giant Interactive Group, Inc. (Internet)	56,168	398,793
Guangshen Railway Co., Ltd. (Transportation)	16,898	343,705
Home Inns & Hotels Management, Inc.* (Lodging)	9,282	474,867
Huaneng Power International, Inc. (Electric)	24,276	555,678
JA Solar Holdings Co., Ltd.* (Energy - Alternate Sources)	57,596	480,927
LDK Solar Co., Ltd.* (Energy - Alternate Sources)	35,938	408,615
Longtop Financial Technologies, Ltd.* (Software)	13,566	492,988
Melco Crown Entertainment, Ltd.* (Lodging)	83,776	525,276
Mindray Medical International, Ltd. (Healthcare - Products)	23,086	669,032
Netease.com, Inc.* (Internet)	18,564	775,975
New Oriental Education & Technology Group, Inc.* (Commercial Services)	7,140	766,622
Perfect World Co., Ltd.* (Internet)	16,184	524,362
PetroChina Co., Ltd. (Oil & Gas)	18,326	2,253,182
Renesola, Ltd.* (Semiconductors)	32,606	390,294
Semiconductor Manufacturing International Corp.* (Semiconductors)	147,560	607,947
Shanda Games, Ltd.* (Software)	51,170	342,839
Shanda Interactive Entertainment, Ltd.* (Internet)	12,138	490,497
Sinopec Shanghai Petrochemical Co., Ltd. (Chemicals)	9,996	449,920
Spreadtrum Communications, Inc.* (Electronics)	22,372	318,801
Suntech Power Holdings Co., Ltd.* (Energy - Alternate Sources)	50,694	430,392
Trina Solar, Ltd.* (Energy - Alternate Sources)	21,658	579,568
VanceInfo Technologies, Inc.* (Computers)	14,280	519,364
WuXi PharmaTech Cayman, Inc.* (Biotechnology)	25,942	427,524
Yanzhou Coal Mining Co., Ltd. (Coal)	40,698	1,175,358
Yingli Green Energy Holding Co., Ltd.* (Energy - Alternate Sources)	37,842	441,238

TOTAL COMMON STOCKS
(Cost $28,170,104)		34,501,922

	Principal
	Amount	Value

Repurchase Agreements (25.6%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $978,011 (Collateralized by $915,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $997,786)	$978,000	$978,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,636,042 (Collateralized by $3,695,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $3,711,460)	3,636,000	3,636,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $6,199,077 (Collateralized by $5,992,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $6,324,907)	6,199,000	6,199,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $838,010 (Collateralized by $832,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $855,920)	838,000	838,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $702,008 (Collateralized by $713,300 U.S. Treasury Notes, 0.88%, 12/31/10, total value $716,261)	702,000	702,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,353,000)		12,353,000

TOTAL INVESTMENT SECURITIES
(Cost $40,523,104)—97.1%		46,854,922
Net other assets (liabilities)—2.9%		1,395,650

NET ASSETS—100.0%		$48,250,572

†	As of October 31, 2010, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $7,079,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$26,343,496	$(23,124)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	35,619,466	(25,412)

		$(48,536)

UltraChina ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Advertising	$812,889	1.7%
Airlines	1,082,793	2.2%
Biotechnology	427,524	0.9%
Chemicals	449,920	0.9%
Coal	1,175,358	2.4%
Commercial Services	766,622	1.6%
Computers	519,364	1.1%
Electric	555,678	1.2%
Electronics	318,801	0.7%
Energy - Alternate Sources	2,340,740	4.8%
Healthcare - Products	893,285	1.9%
Insurance	2,840,211	5.9%
Internet	5,360,801	11.1%
Lodging	1,291,519	2.7%
Mining	884,253	1.8%
Oil & Gas	6,603,755	13.7%
Real Estate	397,698	0.8%
Semiconductors	998,241	2.1%
Software	835,827	1.7%
Telecommunications	5,602,938	11.6%
Transportation	343,705	0.7%
Other**	13,748,650	28.5%

Total	$48,250,572	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2010:

		% of
	Value	Net Assets

China	$27,504,770	57.0%
Hong Kong	6,997,152	14.5%
Other**	13,748,650	28.5%

Total	$48,250,572	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraJapan ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (75.6%)
Bank of America, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $881,010 (Collateralized by $824,500 U.S. Treasury Notes, 3.50%, 5/15/20, total value $898,705)	$881,000	$881,000
Deutsche Bank, 0.14%, 11/1/10, dated 10/29/10, with a repurchase price of $3,272,038 (Collateralized by $3,323,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $3,337,803)	3,272,000	3,272,000
HSBC, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $5,578,070 (Collateralized by $5,465,900 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 3.25%–8.00%, 4/9/13-11/15/21, total value $5,690,345)	5,578,000	5,578,000
UBS, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $755,009 (Collateralized by $749,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $770,534)	755,000	755,000
UMB, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $628,007 (Collateralized by $625,500 U.S. Treasury Notes, 1.50%, 7/15/12, total value $640,580)	628,000	628,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,114,000)		11,114,000

TOTAL INVESTMENT SECURITIES
(Cost $11,114,000)—75.6%		11,114,000
Net other assets (liabilities)—24.4%		3,596,458

NET ASSETS—100.0%		$14,710,458

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
Nikkei 225 Futures Contract expiring 12/10/10 (Underlying notional amount at value $28,197,950)	614	$179,642

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$1,251,449	$(38,622)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Bear ProFund	October 31, 2010
(unaudited)
	Principal
	Amount	Value

Repurchase Agreements (98.6%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,322,058 (Collateralized by $4,980,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $5,428,636)	$5,322,000	$5,322,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $19,774,231 (Collateralized by $20,186,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $20,170,801)	19,774,000	19,774,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $33,707,421 (Collateralized by $34,081,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $34,382,740)	33,707,000	33,707,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,563,057 (Collateralized by $4,525,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $4,655,094)	4,563,000	4,563,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,789,041 (Collateralized by $3,841,400 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $3,864,934)	3,789,000	3,789,000

TOTAL REPURCHASE AGREEMENTS
(Cost $67,155,000)		67,155,000

TOTAL INVESTMENT SECURITIES
(Cost $67,155,000)—98.6%		67,155,000
Net other assets (liabilities)—1.4%		953,055

NET ASSETS—100.0%		$68,108,055

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $9,100,000.
‡	Represents the effective yield or interest rate in effect at October 31, 2010.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $13,631,888)	231	$(631,863)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(20,588,281)	$(15,768)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(33,847,771)	(23,907)

		$(39,675)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Small-Cap ProFund	October 31, 2010
(unaudited)
	Principal
	Amount	Value

Repurchase Agreements (102.8%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $649,007 (Collateralized by $607,500 U.S. Treasury Notes, 3.50%, 5/15/20, total value $662,175)	$649,000	$649,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,416,028 (Collateralized by $2,455,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $2,465,936)	2,416,000	2,416,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,120,052 (Collateralized by $3,964,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $4,204,089)	4,120,000	4,120,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $556,007 (Collateralized by $552,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $567,870)	556,000	556,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $470,005 (Collateralized by $469,300 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $479,618)	470,000	470,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,211,000)		8,211,000

TOTAL INVESTMENT SECURITIES
(Cost $8,211,000)—102.8%		8,211,000
Net other assets (liabilities)—(2.8)%		(224,752)

NET ASSETS—100.0%		$7,986,248

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $775,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
Russell 2000 Mini Index Futures Contract expiring 12/20/10 (Underlying notional amount at value $210,390)	3	$(20,947)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(4,389,320)	$5,127
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,344,841)	2,495

		$7,622

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short NASDAQ-100 ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (115.4%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $595,006 (Collateralized by $556,900 U.S. Treasury Notes, 3.50%, 5/15/20, total value $607,021)	$595,000	$595,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,213,026 (Collateralized by $2,249,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $2,259,018)	2,213,000	2,213,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,773,047 (Collateralized by $3,635,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $3,850,104)	3,773,000	3,773,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $509,006 (Collateralized by $506,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $520,548)	509,000	509,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $431,005 (Collateralized by $430,400 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $439,721)	431,000	431,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,521,000)		7,521,000

TOTAL INVESTMENT SECURITIES
(Cost $7,521,000)—115.4%		7,521,000
Net other assets (liabilities)—(15.4)%		(1,002,308)

NET ASSETS—100.0%		$6,518,692

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $855,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/20/10 (Underlying notional amount at value $212,300)	5	$(23,991)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(2,707,648)	$3,351
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(3,606,614)	2,572

		$5,923

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraBear ProFund	October 31, 2010
(unaudited)
	Principal
	Amount	Value

Repurchase Agreements (102.9%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,758,062 (Collateralized by $5,388,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $5,873,356)	$5,758,000	$5,758,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $21,390,250 (Collateralized by $21,808,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $21,820,274)	21,390,000	21,390,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $36,462,456 (Collateralized by $36,621,700 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 1.00%–8.00%, 2/19/13-11/15/21, total value $37,191,727)	36,462,000	36,462,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,935,062 (Collateralized by $4,894,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $5,034,703)	4,935,000	4,935,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,099,044 (Collateralized by $4,140,700 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $4,181,138)	4,099,000	4,099,000

TOTAL REPURCHASE AGREEMENTS
(Cost $72,644,000)		72,644,000

TOTAL INVESTMENT SECURITIES
(Cost $72,644,000)—102.9%		72,644,000
Net other assets (liabilities)—(2.9)%		(2,028,921)

NET ASSETS—100.0%		$70,615,079

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $25,771,000.
‡	Represents the effective yield or interest rate in effect at October 31, 2010.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P 500 Futures Contract expiring 12/20/10 (Underlying notional amount at value $2,242,475)	38	$(390)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(47,722,881)	$(36,549)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(92,068,646)	(75,472)

		$(112,021)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Mid-Cap ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (81.2%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $230,003 (Collateralized by $215,300 U.S. Treasury Notes, 3.50%, 5/15/20, total value $234,677)	$230,000	$230,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $855,010 (Collateralized by $869,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $872,871)	855,000	855,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,457,018 (Collateralized by $1,407,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $1,487,597)	1,457,000	1,457,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $196,002 (Collateralized by $195,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $200,606)	196,000	196,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $168,002 (Collateralized by $170,700 U.S. Treasury Notes, 0.88%, 12/31/10, total value $171,409)	168,000	168,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,906,000)		2,906,000

TOTAL INVESTMENT SECURITIES
(Cost $2,906,000)—81.2%		2,906,000
Net other assets (liabilities)—18.8%		672,692

NET ASSETS—100.0%		$3,578,692

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $406,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring 12/20/10 (Underlying notional amount at value $1,074,710)	13	$(28,877)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(2,494,094)	$(5,022)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(3,582,005)	(4,685)

		$(9,707)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Small-Cap ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (99.8%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,704,019 (Collateralized by $1,594,700 U.S. Treasury Notes, 3.50%, 5/15/20, total value $1,738,223)	$1,704,000	$1,704,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $6,339,074 (Collateralized by $6,439,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $6,467,683)	6,339,000	6,339,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $10,808,135 (Collateralized by $10,594,900 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $11,026,347)	10,808,000	10,808,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,462,018 (Collateralized by $1,451,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,492,716)	1,462,000	1,462,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,221,013 (Collateralized by $1,224,500 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,245,565)	1,221,000	1,221,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,534,000)		21,534,000

TOTAL INVESTMENT SECURITIES
(Cost $21,534,000)—99.8%		21,534,000
Net other assets (liabilities)—0.2%		45,585

NET ASSETS—100.0%		$21,579,585

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $7,299,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
Russell 2000 Mini Index Futures Contract expiring 12/20/10 (Underlying notional amount at value $2,033,770)	29	$(202,485)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(13,049,011)	$15,242
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(27,973,247)	31,043

		$46,285

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Dow 30 ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (98.5%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $698,008 (Collateralized by $653,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $712,206)	$698,000	$698,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,595,030 (Collateralized by $2,636,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $2,647,742)	2,595,000	2,595,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,424,055 (Collateralized by $4,249,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $4,513,872)	4,424,000	4,424,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $598,008 (Collateralized by $594,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $611,078)	598,000	598,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $501,005 (Collateralized by $509,000 U.S. Treasury Notes, 0.88%, 12/31/10, total value $511,113)	501,000	501,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,816,000)		8,816,000

TOTAL INVESTMENT SECURITIES
(Cost $8,816,000)—98.5%		8,816,000
Net other assets (liabilities)—1.5%		135,966

NET ASSETS—100.0%		$8,951,966

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,917,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini Dow Jones Futures Contract expiring 12/20/10 (Underlying notional amount at value $2,324,910)	42	$(139,984)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(2,927,973)	$2,059
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(12,690,032)	8,779

		$10,838

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort NASDAQ-100 ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (101.7%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,677,029 (Collateralized by $2,505,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $2,730,886)	$2,677,000	$2,677,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $9,954,116 (Collateralized by $10,111,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $10,156,040)	9,954,000	9,954,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $16,967,212 (Collateralized by $16,588,800 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $17,309,809)	16,967,000	16,967,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,295,029 (Collateralized by $2,277,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $2,342,464)	2,295,000	2,295,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,915,021 (Collateralized by $1,911,600 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,953,447)	1,915,000	1,915,000

TOTAL REPURCHASE AGREEMENTS
(Cost $33,808,000)		33,808,000

TOTAL INVESTMENT SECURITIES
(Cost $33,808,000)—101.7%		33,808,000
Net other assets (liabilities)—(1.7)%		(577,372)

NET ASSETS—100.0%		$33,230,628

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $10,677,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contract expiring 12/20/10 (Underlying notional amount at value $2,123,000)	50	$(239,913)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(31,722,151)	$32,096
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(32,437,136)	20,022

		$52,118

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort International ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (97.2%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $902,010 (Collateralized by $844,100 U.S. Treasury Notes, 3.50%, 5/15/20, total value $920,069)	$902,000	$902,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,356,039 (Collateralized by $3,410,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $3,425,190)	3,356,000	3,356,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,723,071 (Collateralized by $5,501,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $5,839,743)	5,723,000	5,723,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $774,010 (Collateralized by $769,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $791,109)	774,000	774,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $650,007 (Collateralized by $651,700 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $663,113)	650,000	650,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,405,000)		11,405,000

TOTAL INVESTMENT SECURITIES
(Cost $11,405,000)—97.2%		11,405,000
Net other assets (liabilities)—2.8%		334,461

NET ASSETS—100.0%		$11,739,461

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $3,674,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
E-Mini MSCI EAFE Futures Contract expiring 12/20/10 (Underlying notional amount at value $4,117,995)	51	$(212,772)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(6,568,946)	$(48,417)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(12,786,031)	(91,369)

		$(139,786)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Emerging Markets ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (101.2%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,182,013 (Collateralized by $1,106,300 U.S. Treasury Notes, 3.50%, 5/15/20, total value $1,205,867)	$1,182,000	$1,182,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,399,051 (Collateralized by $4,469,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $4,488,907)	4,399,000	4,399,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $7,499,094 (Collateralized by $7,234,000 of various U.S. Treasury Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $7,650,352)	7,499,000	7,499,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,013,013 (Collateralized by $1,006,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,034,923)	1,013,000	1,013,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $850,009 (Collateralized by $852,000 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $867,166)	850,000	850,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,943,000)		14,943,000

TOTAL INVESTMENT SECURITIES
(Cost $14,943,000)—101.2%		14,943,000
Net other assets (liabilities)—(1.2)%		(180,088)

NET ASSETS—100.0%		$14,762,912

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $4,601,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(19,035,593)	$(199,406)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(10,559,871)	(103,666)

		$(303,072)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Latin America ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (93.7%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $220,002 (Collateralized by $206,000 U.S. Treasury Notes, 3.50%, 5/15/20, total value $224,540)	$220,000	$220,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $823,010 (Collateralized by $837,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $840,728)	823,000	823,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,403,018 (Collateralized by $1,435,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $1,432,517)	1,403,000	1,403,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $188,002 (Collateralized by $187,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $192,376)	188,000	188,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $165,002 (Collateralized by $167,800 U.S. Treasury Notes, 0.88%, 12/31/10, total value $168,496)	165,000	165,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,799,000)		2,799,000

TOTAL INVESTMENT SECURITIES
(Cost $2,799,000)—93.7%		2,799,000
Net other assets (liabilities)—6.3%		189,771

NET ASSETS—100.0%		$2,988,771

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $686,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(2,969,887)	$(42,173)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(3,049,503)	(35,544)

		$(77,717)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort China ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (108.8%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $189,002 (Collateralized by $177,100 U.S. Treasury Notes, 3.50%, 5/15/20, total value $193,039)	$189,000	$189,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $706,008 (Collateralized by $718,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $721,198)	706,000	706,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,205,015 (Collateralized by $1,233,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $1,230,867)	1,205,000	1,205,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $161,002 (Collateralized by $161,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $165,629)	161,000	161,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $144,002 (Collateralized by $146,500 U.S. Treasury Notes, 0.88%, 12/31/10, total value $147,108)	144,000	144,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,405,000)		2,405,000

TOTAL INVESTMENT SECURITIES
(Cost $2,405,000)—108.8%		2,405,000
Net other assets (liabilities)—(8.8)%		(195,462)

NET ASSETS—100.0%		$2,209,538

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $1,130,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(2,865,216)	$1,522
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(1,558,326)	1,158

		$2,680

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
UltraShort Japan ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (91.3%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $771,008 (Collateralized by $721,600 U.S. Treasury Notes, 3.50%, 5/15/20, total value $786,544)	$771,000	$771,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,866,034 (Collateralized by $2,911,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $2,923,967)	2,866,000	2,866,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,886,061 (Collateralized by $4,713,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $4,984,687)	4,886,000	4,886,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $661,008 (Collateralized by $657,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $675,889)	661,000	661,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $552,006 (Collateralized by $551,300 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $563,050)	552,000	552,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,736,000)		9,736,000

TOTAL INVESTMENT SECURITIES
(Cost $9,736,000)—91.3%		9,736,000
Net other assets (liabilities)—8.7%		931,789

NET ASSETS—100.0%		$10,667,789

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $1,310,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
Nikkei 225 Future expiring 12/10/10 (Underlying notional amount at value $8,542,050)	186	$259,189

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Nikkei 225 Stock Average	$(12,772,467)	$279,003

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Banks UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (73.4%)
Associated Banc-Corp (Banks)	2,114	$26,784
Astoria Financial Corp. (Savings & Loans)	1,057	13,128
BancorpSouth, Inc. (Banks)	906	11,950
Bank of America Corp. (Banks)	123,367	1,411,318
Bank of Hawaii Corp. (Banks)	604	26,087
BB&T Corp. (Banks)	8,607	201,490
BOK Financial Corp. (Banks)	302	13,961
CapitalSource, Inc. (Diversified Financial Services)	3,624	22,143
Capitol Federal Financial (Savings & Loans)	302	7,067
Cathay Bancorp, Inc. (Banks)	906	12,322
Citigroup, Inc.* (Diversified Financial Services)	295,054	1,230,375
City National Corp. (Banks)	604	31,148
Comerica, Inc. (Banks)	2,114	75,639
Commerce Bancshares, Inc. (Banks)	906	33,377
Cullen/Frost Bankers, Inc. (Banks)	755	39,592
East West Bancorp, Inc. (Banks)	1,812	31,946
F.N.B. Corp. (Banks)	1,359	11,552
Fifth Third Bancorp (Banks)	9,815	123,276
First Financial Bankshares, Inc. (Banks)	302	14,273
First Horizon National Corp.* (Banks)	2,870	28,954
First Midwest Bancorp, Inc. (Banks)	906	9,703
First Niagara Financial Group, Inc. (Savings & Loans)	2,567	30,419
FirstMerit Corp. (Banks)	1,359	23,348
Fulton Financial Corp. (Banks)	2,416	22,565
Glacier Bancorp, Inc. (Banks)	906	11,778
Hancock Holding Co. (Banks)	453	14,233
Hudson City Bancorp, Inc. (Savings & Loans)	6,040	70,366
Huntington Bancshares, Inc. (Banks)	8,909	50,514
IBERIABANK Corp. (Banks)	302	15,719
International Bancshares Corp. (Banks)	755	12,933
J.P. Morgan Chase & Co. (Diversified Financial Services)	49,377	1,858,057
KeyCorp (Banks)	10,872	89,042
M&T Bank Corp. (Banks)	1,057	79,011
Marshall & Ilsley Corp. (Banks)	6,493	38,374
MB Financial, Inc. (Banks)	604	8,994
National Penn Bancshares, Inc. (Banks)	1,510	9,800
New York Community Bancorp (Savings & Loans)	5,436	92,031
NewAlliance Bancshares, Inc. (Savings & Loans)	1,208	15,571
Northern Trust Corp. (Banks)	3,020	149,883
Old National Bancorp (Banks)	1,057	9,999
PacWest Bancorp (Banks)	453	7,896
Park National Corp. (Banks)	151	9,868
People’s United Financial, Inc. (Banks)	4,681	57,623
PNC Financial Services Group (Banks)	6,493	349,973
Popular, Inc.* (Banks)	12,684	34,627
PrivateBancorp, Inc. (Banks)	755	8,901
Prosperity Bancshares, Inc. (Banks)	604	18,778
Provident Financial Services, Inc. (Savings & Loans)	755	9,543
Regions Financial Corp. (Banks)	15,553	97,984
Sterling Bancshares, Inc. (Banks)	1,208	6,511
SunTrust Banks, Inc. (Banks)	6,191	154,899
Susquehanna Bancshares, Inc. (Banks)	1,661	13,122
SVB Financial Group* (Banks)	453	19,633
Synovus Financial Corp. (Banks)	8,154	17,613
TCF Financial Corp. (Banks)	1,661	21,859
TFS Financial Corp. (Savings & Loans)	1,208	10,570
TrustCo Bank Corp. NY (Banks)	906	4,883
Trustmark Corp. (Banks)	755	16,678
U.S. Bancorp (Banks)	23,707	573,235
UMB Financial Corp. (Banks)	453	16,788
Umpqua Holdings Corp. (Banks)	1,359	14,949
United Bankshares, Inc. (Banks)	604	16,139
Valley National Bancorp (Banks)	1,963	26,186
Washington Federal, Inc. (Savings & Loans)	1,359	20,426
Webster Financial Corp. (Banks)	755	12,926
Wells Fargo & Co. (Banks)	60,853	1,587,046
Westamerica Bancorp (Banks)	302	15,106
Whitney Holding Corp. (Banks)	1,208	10,002
Wilmington Trust Corp. (Banks)	1,057	7,515
Wintrust Financial Corp. (Banks)	453	13,563
Zions Bancorp (Banks)	2,114	43,675

TOTAL COMMON STOCKS
(Cost $6,149,342)		9,197,239

	Principal
	Amount	Value

Repurchase Agreements (21.8%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $215,002 (Collateralized by $201,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $219,526)	$215,000	$215,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $802,009 (Collateralized by $816,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $819,635)	802,000	802,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,368,017 (Collateralized by $1,399,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $1,396,579)	1,368,000	1,368,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $184,002 (Collateralized by $184,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $189,290)	184,000	184,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $159,002 (Collateralized by $161,600 U.S. Treasury Notes, 0.88%, 12/31/10, total value $162,271)	159,000	159,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,728,000)		2,728,000

TOTAL INVESTMENT SECURITIES
(Cost $8,877,342)—95.2%		11,925,239
Net other assets (liabilities)—4.8%		605,301

NET ASSETS—100.0%		$12,530,540

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $1,298,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$2,313,271	$16,195
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	7,293,499	72,156

		$88,351

Banks UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Banks	$5,817,543	46.4%
Diversified Financial Services	3,110,575	24.8%
Savings & Loans	269,121	2.2%
Other**	3,333,301	26.6%

Total	$12,530,540	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Basic Materials UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (75.1%)
Air Products & Chemicals, Inc. (Chemicals)	11,189	$950,729
Airgas, Inc. (Chemicals)	4,008	284,287
AK Steel Holding Corp. (Iron/Steel)	6,179	77,794
Albemarle Corp. (Chemicals)	5,177	259,523
Alcoa, Inc. (Mining)	57,448	754,292
Allegheny Technologies, Inc. (Iron/Steel)	5,177	272,776
Allied Nevada Gold Corp.* (Mining)	4,509	111,282
Alpha Natural Resources, Inc.* (Coal)	6,680	301,736
Arch Coal, Inc. (Coal)	9,185	225,859
Ashland, Inc. (Chemicals)	4,008	206,933
Avery Dennison Corp. (Household Products/Wares)	5,845	212,466
Cabot Corp. (Chemicals)	2,839	96,583
Calgon Carbon Corp.* (Environmental Control)	3,173	47,627
Carpenter Technology Corp. (Iron/Steel)	2,505	89,328
Celanese Corp. - Series A (Chemicals)	8,851	315,538
CF Industries Holdings, Inc. (Chemicals)	4,008	491,100
Cliffs Natural Resources, Inc. (Iron/Steel)	7,682	500,866
Coeur d’Alene Mines Corp.* (Mining)	5,010	103,256
Commercial Metals Co. (Metal Fabricate/Hardware)	6,346	88,083
Compass Minerals International, Inc. (Mining)	1,837	144,884
CONSOL Energy, Inc. (Coal)	12,692	466,558
Cytec Industries, Inc. (Chemicals)	2,672	132,317
Domtar Corp. (Forest Products & Paper)	2,338	185,544
E.I. du Pont de Nemours & Co. (Chemicals)	50,601	2,392,415
Eastman Chemical Co. (Chemicals)	3,841	301,787
Ecolab, Inc. (Chemicals)	13,193	650,679
FMC Corp. (Chemicals)	4,175	305,193
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	26,553	2,514,038
Fuller (H.B.) Co. (Chemicals)	2,672	55,150
Hecla Mining Co.* (Mining)	14,362	98,954
Huntsman Corp. (Chemicals)	10,855	150,342
International Flavors & Fragrances, Inc. (Chemicals)	4,509	226,171
International Paper Co. (Forest Products & Paper)	22,712	574,159
Intrepid Potash, Inc.* (Chemicals)	2,338	80,264
Kaiser Aluminum Corp. (Mining)	835	37,567
Lubrizol Corp. (Chemicals)	3,841	393,664
Massey Energy Co. (Coal)	5,845	245,899
Minerals Technologies, Inc. (Chemicals)	1,002	58,787
NewMarket Corp. (Chemicals)	501	59,379
Newmont Mining Corp. (Mining)	27,221	1,656,942
Nucor Corp. (Iron/Steel)	16,032	612,743
Olin Corp. (Chemicals)	3,841	76,782
OM Group, Inc.* (Chemicals)	1,670	55,561
Patriot Coal Corp.* (Coal)	4,342	58,574
Peabody Energy Corp. (Coal)	15,030	795,087
PPG Industries, Inc. (Chemicals)	9,352	717,298
Praxair, Inc. (Chemicals)	17,368	1,586,393
Reliance Steel & Aluminum Co. (Iron/Steel)	4,175	174,724
Rockwood Holdings, Inc.* (Chemicals)	2,839	96,299
Royal Gold, Inc. (Mining)	3,006	148,827
RPM, Inc. (Chemicals)	7,181	148,719
RTI International Metals, Inc.* (Mining)	1,670	51,937
Schulman (A.), Inc. (Chemicals)	1,837	39,863
Sensient Technologies Corp. (Chemicals)	2,839	91,728
Sigma-Aldrich Corp. (Chemicals)	5,845	370,690
Solutia, Inc.* (Chemicals)	6,847	123,999
Southern Copper Corp. (Mining)	11,857	507,480
Steel Dynamics, Inc. (Iron/Steel)	12,191	177,013
The Dow Chemical Co. (Chemicals)	64,462	1,987,363
The Mosaic Co. (Chemicals)	8,350	610,886
Titanium Metals Corp.* (Mining)	4,843	95,213
United States Steel Corp. (Iron/Steel)	8,016	343,005
USEC, Inc.* (Mining)	6,346	34,078
W.R. Grace & Co.* (Chemicals)	3,340	107,080
Walter Energy, Inc. (Holding Companies - Diversified)	3,006	264,408
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,674	56,580

TOTAL COMMON STOCKS
(Cost $13,099,814)		25,453,081

	Principal
	Amount	Value

Repurchase Agreements (25.2%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $676,007 (Collateralized by $632,700 U.S. Treasury Notes, 3.50%, 5/15/20, total value $689,643)	$676,000	$676,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,514,029 (Collateralized by $2,555,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $2,566,381)	2,514,000	2,514,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,286,054 (Collateralized by $4,150,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $4,372,523)	4,286,000	4,286,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $580,007 (Collateralized by $577,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $593,589)	580,000	580,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $485,005 (Collateralized by $492,800 U.S. Treasury Notes, 0.88%, 12/31/10, total value $494,845)	485,000	485,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,541,000)		8,541,000

TOTAL INVESTMENT SECURITIES
(Cost $21,640,814)—100.3%		33,994,081
Net other assets (liabilities)—(0.3)%		(112,788)

NET ASSETS—100.0%		$33,881,293

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $4,994,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$12,538,094	$(56,040)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	12,885,680	(66,189)

		$(122,229)

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Chemicals	$13,423,502	39.6%
Coal	2,093,713	6.2%
Environmental Control	47,627	0.1%
Forest Products & Paper	759,703	2.3%
Holding Companies - Diversified	264,408	0.8%
Household Products/Wares	212,466	0.6%
Iron/Steel	2,248,249	6.6%
Metal Fabricate/Hardware	144,663	0.4%
Mining	6,258,750	18.5%
Other**	8,428,212	24.9%

Total	$33,881,293	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Biotechnology UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (74.0%)
Acorda Therapeutics, Inc.* (Biotechnology)	1,140	$30,826
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,584	176,487
Amgen, Inc.* (Biotechnology)	27,512	1,573,411
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,724	48,524
Biogen Idec, Inc.* (Biotechnology)	6,536	409,873
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,888	75,550
Celera Corp.* (Biotechnology)	2,356	13,429
Celgene Corp.* (Biotechnology)	13,224	820,814
Charles River Laboratories International, Inc.* (Biotechnology)	1,900	62,263
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,672	38,924
Dendreon Corp.* (Biotechnology)	4,104	149,796
Gen-Probe, Inc.* (Healthcare - Products)	1,368	66,252
Genzyme Corp.* (Biotechnology)	7,296	526,260
Gilead Sciences, Inc.* (Pharmaceuticals)	24,092	955,730
Human Genome Sciences, Inc.* (Biotechnology)	5,396	145,044
Illumina, Inc.* (Biotechnology)	3,572	193,995
Incyte, Corp.* (Biotechnology)	3,268	54,445
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,660	24,312
Life Technologies Corp.* (Biotechnology)	5,244	263,144
Myriad Genetics, Inc.* (Biotechnology)	2,736	54,528
Nektar Therapeutics* (Biotechnology)	2,736	39,864
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,748	46,899
PDL BioPharma, Inc. (Biotechnology)	3,420	17,887
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,824	47,570
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,900	23,579
Techne Corp. (Healthcare - Products)	1,064	64,819
United Therapeutics Corp.* (Pharmaceuticals)	1,444	86,640
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,776	221,394

TOTAL COMMON STOCKS
(Cost $2,487,409)		6,232,259

	Principal
	Amount	Value

Repurchase Agreements (24.5%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $162,002 (Collateralized by $151,700 U.S. Treasury Notes, 3.50%, 5/15/20, total value $165,353)	$162,000	$162,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $606,007 (Collateralized by $617,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $619,748)	606,000	606,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,033,013 (Collateralized by $1,057,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $1,055,171)	1,033,000	1,033,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $138,002 (Collateralized by $138,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $141,968)	138,000	138,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $124,001 (Collateralized by $126,100 U.S. Treasury Notes, 0.88%, 12/31/10, total value $126,623)	124,000	124,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,063,000)		2,063,000

TOTAL INVESTMENT SECURITIES
(Cost $4,550,409)—98.5%		8,295,259
Net other assets (liabilities)—1.5%		123,127

NET ASSETS—100.0%		$8,418,386

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $1,410,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$2,353,515	$26,818
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	3,970,960	46,244

		$73,062

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$4,824,609	57.3%
Healthcare - Products	131,071	1.5%
Pharmaceuticals	1,276,579	15.2%
Other**	2,186,127	26.0%

Total	$8,418,386	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which include any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Goods UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (68.7%)
Activision Blizzard, Inc. (Software)	560	$6,423
Alberto-Culver Co. (Cosmetics/Personal Care)	90	3,356
Altria Group, Inc. (Agriculture)	2,110	53,636
Archer-Daniels-Midland Co. (Agriculture)	600	19,992
Avon Products, Inc. (Cosmetics/Personal Care)	440	13,398
BorgWarner, Inc.* (Auto Parts & Equipment)	120	6,733
Briggs & Stratton Corp. (Machinery - Diversified)	50	880
Brown-Forman Corp. (Beverages)	110	6,689
Brunswick Corp. (Leisure Time)	90	1,424
Bunge, Ltd. (Agriculture)	140	8,410
Callaway Golf Co. (Leisure Time)	70	482
Campbell Soup Co. (Food)	210	7,612
Carter’s, Inc.* (Apparel)	60	1,494
Central European Distribution Corp.* (Distribution/Wholesale)	60	1,498
Chiquita Brands International, Inc.* (Food)	50	664
Church & Dwight, Inc. (Household Products/Wares)	70	4,609
Clorox Co. (Household Products/Wares)	140	9,317
Coach, Inc. (Apparel)	310	15,500
Coca-Cola Co. (Beverages)	2,160	132,451
Coca-Cola Enterprises, Inc. (Beverages)	330	7,923
Colgate-Palmolive Co. (Cosmetics/Personal Care)	500	38,560
ConAgra Foods, Inc. (Food)	450	10,120
Constellation Brands, Inc.* (Beverages)	190	3,749
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	60	1,177
Corn Products International, Inc. (Food)	80	3,404
D.R. Horton, Inc. (Home Builders)	280	2,923
Dana Holding Corp.* (Auto Parts & Equipment)	140	1,981
Darling International, Inc.* (Environmental Control)	80	801
Dean Foods Co.* (Food)	180	1,872
Deckers Outdoor Corp.* (Apparel)	40	2,324
Del Monte Foods Co. (Food)	200	2,868
Dr. Pepper Snapple Group, Inc. (Beverages)	240	8,772
Eastman Kodak Co.* (Miscellaneous Manufacturing)	270	1,272
Electronic Arts, Inc.* (Software)	330	5,230
Energizer Holdings, Inc.* (Electrical Components & Equipment)	70	5,235
Flowers Foods, Inc. (Food)	90	2,293
Ford Motor Co.* (Auto Manufacturers)	3,380	47,759
Fossil, Inc.* (Household Products/Wares)	50	2,949
Fresh Del Monte Produce, Inc.* (Food)	40	885
Garmin, Ltd. (Electronics)	120	3,941
General Mills, Inc. (Food)	620	23,275
Gentex Corp. (Electronics)	140	2,797
Genuine Parts Co. (Distribution/Wholesale)	160	7,658
Green Mountain Coffee Roasters, Inc.* (Beverages)	120	3,959
Hanesbrands, Inc.* (Apparel)	100	2,480
Hansen Natural Corp.* (Beverages)	70	3,585
Harley-Davidson, Inc. (Leisure Time)	240	7,363
Harman International Industries, Inc.* (Home Furnishings)	70	2,349
Hasbro, Inc. (Toys/Games/Hobbies)	130	6,012
Heinz (H.J.) Co. (Food)	320	15,715
Herbalife, Ltd. (Pharmaceuticals)	60	3,832
Herman Miller, Inc. (Office Furnishings)	60	1,154
HNI Corp. (Office Furnishings)	40	986
Hormel Foods Corp. (Food)	70	3,214
Iconix Brand Group, Inc.* (Apparel)	70	1,225
Jarden Corp. (Household Products/Wares)	90	2,885
JM Smucker Co. (Food)	120	7,714
Johnson Controls, Inc. (Auto Parts & Equipment)	680	23,882
KB Home (Home Builders)	80	841
Kellogg Co. (Food)	260	13,068
Kimberly-Clark Corp. (Household Products/Wares)	420	26,603
Kraft Foods, Inc. (Food)	1,620	52,277
Lancaster Colony Corp. (Miscellaneous Manufacturing)	20	998
Lear Corp.* (Auto Parts & Equipment)	50	4,420
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	150	3,057
Lennar Corp. - Class A (Home Builders)	160	2,322
LKQ Corp.* (Distribution/Wholesale)	140	3,044
Lorillard, Inc. (Agriculture)	160	13,654
M.D.C. Holdings, Inc. (Home Builders)	40	1,030
Martek Biosciences Corp.* (Biotechnology)	30	659
Mattel, Inc. (Toys/Games/Hobbies)	370	8,632
McCormick & Co., Inc. (Food)	110	4,864
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	210	12,352
Mohawk Industries, Inc.* (Textiles)	60	3,440
Molson Coors Brewing Co. - Class B (Beverages)	160	7,557
Monsanto Co. (Agriculture)	550	32,681
Newell Rubbermaid, Inc. (Housewares)	280	4,942
NIKE, Inc. - Class B (Apparel)	300	24,432
Nu Skin Enterprises, Inc. (Retail)	60	1,836
NVR, Inc.* (Home Builders)	10	6,274
PepsiCo, Inc. (Beverages)	1,610	105,133
Philip Morris International, Inc. (Commercial Services)	1,860	108,810
Phillips-Van Heusen Corp. (Apparel)	60	3,680
Polaris Industries, Inc. (Leisure Time)	30	2,133
Polo Ralph Lauren Corp. (Apparel)	70	6,782
Pool Corp. (Distribution/Wholesale)	50	1,007
Procter & Gamble Co. (Cosmetics/Personal Care)	2,880	183,082
Pulte Group, Inc.* (Home Builders)	340	2,669

See accompanying notes to the Schedules of Portfolio Investments.

Ralcorp Holdings, Inc.* (Food)	60	3,724
Reynolds American, Inc. (Agriculture)	170	11,033
Sara Lee Corp. (Food)	630	9,028
Skechers U.S.A., Inc. - Class A* (Apparel)	40	778
Smithfield Foods, Inc.* (Food)	160	2,680
Snap-on, Inc. (Hand/Machine Tools)	60	3,060
Stanley Black & Decker, Inc. (Hand/Machine Tools)	170	10,535
Take-Two Interactive Software, Inc.* (Software)	90	959
Tempur-Pedic International, Inc.* (Home Furnishings)	70	2,415
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	60	1,957
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	120	8,540
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	240	2,453
The Hain Celestial Group, Inc.* (Food)	40	989
The Hershey Co. (Food)	160	7,918
The Jones Group, Inc. (Apparel)	90	1,301
The Ryland Group, Inc. (Home Builders)	40	599
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	50	2,670
The Timberland Co. - Class A* (Apparel)	40	839
The Warnaco Group, Inc.* (Apparel)	50	2,656
Thor Industries, Inc. (Home Builders)	40	1,260
TiVo, Inc.* (Home Furnishings)	120	1,337
Toll Brothers, Inc.* (Home Builders)	140	2,512
Tootsie Roll Industries, Inc. (Food)	20	525
TreeHouse Foods, Inc.* (Food)	40	1,868
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	80	3,655
Tupperware Corp. (Household Products/Wares)	60	2,689
Tyson Foods, Inc. - Class A (Food)	310	4,820
Under Armour, Inc. - Class A* (Retail)	40	1,867
Universal Corp. (Agriculture)	20	829
V.F. Corp. (Apparel)	90	7,492
WABCO Holdings, Inc.* (Auto Parts & Equipment)	60	2,785
WD-40 Co. (Household Products/Wares)	20	738
Whirlpool Corp. (Home Furnishings)	80	6,066
Wolverine World Wide, Inc. (Apparel)	50	1,456

TOTAL COMMON STOCKS
(Cost $1,127,070)		1,327,003

	Principal
	Amount	Value

Repurchase Agreements (31.8%)
Bank of America, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $48,001 (Collateralized by $45,000 U.S. Treasury Notes, 3.50%, 5/15/20, total value $49,050)	$48,000	$48,000
Deutsche Bank, 0.14%, 11/1/10, dated 10/29/10, with a repurchase price of $180,002 (Collateralized by $183,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $183,815)	180,000	180,000
HSBC, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $308,004 (Collateralized by $315,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $314,455)	308,000	308,000
UBS, 0.15%, 11/1/10, dated 10/29/10, with a repurchase price of $41,000 (Collateralized by $41,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $42,179)	41,000	41,000
UMB, 0.13%, 11/1/10, dated 10/29/10, with a repurchase price of $37,000 (Collateralized by $37,600 U.S. Treasury Notes, 0.88%, 12/31/10, total value $37,756)	37,000	37,000

TOTAL REPURCHASE AGREEMENTS
(Cost $614,000)		614,000

TOTAL INVESTMENT SECURITIES
(Cost $1,741,070)—100.5%		1,941,003
Net other assets (liabilities)—(0.5)%		(10,160)

NET ASSETS—100.0%		$1,930,843

*	Non-income producing security

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$459,912	$(590)

See accompanying notes to the Schedules of Portfolio Investments.

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	1,117,744	(1,652)

$(2,242)

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Agriculture	$140,235	7.3%
Apparel	72,439	3.7%
Auto Manufacturers	47,759	2.5%
Auto Parts & Equipment	49,043	2.5%
Beverages	279,818	14.5%
Biotechnology	659	NM
Commercial Services	108,810	5.6%
Cosmetics/Personal Care	246,936	12.8%
Distribution/Wholesale	13,207	0.7%
Electrical Components & Equipment	5,235	0.3%
Electronics	6,738	0.3%
Environmental Control	801	NM
Food	181,397	9.4%
Hand/Machine Tools	13,595	0.7%
Home Builders	20,430	1.1%
Home Furnishings	12,167	0.6%
Household Products/Wares	52,460	2.7%
Housewares	4,942	0.3%
Leisure Time	11,402	0.6%
Machinery - Diversified	880	NM
Miscellaneous Manufacturing	5,327	0.3%
Office Furnishings	2,140	0.1%
Pharmaceuticals	16,184	0.8%
Retail	3,703	0.2%
Software	12,612	0.7%
Textiles	3,440	0.2%
Toys/Games/Hobbies	14,644	0.8%
Other**	603,840	31.3%

Total	$1,930,843	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Consumer Services UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (74.5%)
99 Cents Only Stores* (Retail)	81	$1,249
Aaron’s, Inc. (Commercial Services)	135	2,546
Abercrombie & Fitch Co. - Class A (Retail)	162	6,943
Acxiom Corp.* (Software)	135	2,369
Advance Auto Parts, Inc. (Retail)	162	10,527
Aeropostale, Inc.* (Retail)	162	3,950
Alaska Air Group, Inc.* (Airlines)	54	2,851
Amazon.com, Inc.* (Internet)	621	102,552
American Eagle Outfitters, Inc. (Retail)	378	6,052
AmerisourceBergen Corp. (Pharmaceuticals)	513	16,837
AMR Corp.* (Airlines)	594	4,681
AnnTaylor Stores Corp.* (Retail)	108	2,516
Apollo Group, Inc. - Class A* (Commercial Services)	243	9,108
Arbitron, Inc. (Commercial Services)	54	1,367
AutoNation, Inc.* (Retail)	135	3,135
AutoZone, Inc.* (Retail)	54	12,832
Avis Budget Group, Inc.* (Commercial Services)	189	2,194
Bally Technologies, Inc.* (Entertainment)	108	3,897
Barnes & Noble, Inc. (Retail)	81	1,213
Bed Bath & Beyond, Inc.* (Retail)	486	21,335
Best Buy Co., Inc. (Retail)	621	26,691
Big Lots, Inc.* (Retail)	135	4,235
BJ’s Wholesale Club, Inc.* (Retail)	108	4,507
Bob Evans Farms, Inc. (Retail)	54	1,550
Boyd Gaming Corp.* (Lodging)	108	897
Brinker International, Inc. (Retail)	189	3,504
Cablevision Systems Corp. - Class A (Media)	459	12,274
Cardinal Health, Inc. (Pharmaceuticals)	648	22,479
Career Education Corp.* (Commercial Services)	108	1,894
Carmax, Inc.* (Retail)	405	12,551
Carnival Corp. - Class A (Leisure Time)	756	32,637
Casey’s General Stores, Inc. (Retail)	81	3,358
CBS Corp. - Class B (Media)	1,134	19,199
CEC Entertainment, Inc.* (Retail)	27	896
Cheesecake Factory, Inc.* (Retail)	108	3,145
Chemed Corp. (Commercial Services)	54	3,183
Chico’s FAS, Inc. (Retail)	324	3,149
Chipotle Mexican Grill, Inc. - Class A* (Retail)	54	11,351
Choice Hotels International, Inc. (Lodging)	54	2,054
Collective Brands, Inc.* (Retail)	108	1,656
Comcast Corp. - Class A (Media)	3,753	77,237
Comcast Corp. - Special Class A (Media)	1,323	25,574
Copart, Inc.* (Retail)	135	4,571
Corinthian Colleges, Inc.* (Commercial Services)	162	846
Costco Wholesale Corp. (Retail)	810	50,844
Cracker Barrel Old Country Store, Inc. (Retail)	54	2,910
CTC Media, Inc. (Media)	108	2,549
CVS Caremark Corp. (Retail)	2,484	74,818
Darden Restaurants, Inc. (Retail)	243	11,108
Delta Air Lines, Inc.* (Airlines)	1,431	19,877
DeVry, Inc. (Commercial Services)	108	5,169
Dick’s Sporting Goods, Inc.* (Retail)	162	4,669
Dillards, Inc. - Class A (Retail)	81	2,066
DIRECTV - Class A* (Media)	1,593	69,232
Discovery Communications, Inc. - Class A* (Media)	243	10,840
Discovery Communications, Inc. - Class C* (Media)	270	10,492
DISH Network Corp. - Class A (Media)	378	7,507
Dolby Laboratories, Inc. - Class A* (Electronics)	108	6,661
Dollar Tree, Inc.* (Retail)	243	12,468
DreamWorks Animation SKG, Inc. - Class A* (Entertainment)	108	3,812
Dress Barn, Inc.* (Retail)	135	3,097
Dun & Bradstreet Corp. (Software)	81	6,027
eBay, Inc.* (Internet)	2,052	61,170
Expedia, Inc. (Internet)	378	10,943
FactSet Research Systems, Inc. (Computers)	81	7,110
Family Dollar Stores, Inc. (Retail)	243	11,219
Foot Locker, Inc. (Retail)	270	4,301
GameStop Corp. - Class A* (Retail)	270	5,308
Gannett Co., Inc. (Media)	432	5,119
Gaylord Entertainment Co.* (Lodging)	54	1,800
Genesco, Inc.* (Retail)	54	1,769
Group 1 Automotive, Inc.* (Retail)	54	1,904
GSI Commerce, Inc.* (Internet)	108	2,637
GUESS?, Inc. (Apparel)	108	4,203
H & R Block, Inc. (Commercial Services)	567	6,685
Hertz Global Holdings, Inc.* (Commercial Services)	324	3,668
Hillenbrand, Inc. (Commercial Services)	108	2,321
Home Depot, Inc. (Retail)	3,105	95,882
HSN, Inc.* (Retail)	81	2,425
Hyatt Hotels Corp. - Class A* (Lodging)	54	2,176
IHS, Inc. - Class A* (Computers)	81	5,851
International Game Technology (Entertainment)	540	8,419
International Speedway Corp. (Entertainment)	54	1,233
Interpublic Group of Cos., Inc.* (Advertising)	891	9,222
Interval Leisure Group, Inc.* (Leisure Time)	81	1,162
ITT Educational Services, Inc.* (Commercial Services)	54	3,485
J. Crew Group, Inc.* (Retail)	108	3,455
J.C. Penney Co., Inc. (Retail)	378	11,786
Jack in the Box, Inc.* (Retail)	108	2,501
JetBlue Airways Corp.* (Airlines)	459	3,204
John Wiley & Sons, Inc. (Media)	81	3,496
Kohls Corp.* (Retail)	513	26,266
Kroger Co. (Food)	1,107	24,354
Lamar Advertising Co.* (Advertising)	108	3,671
Las Vegas Sands Corp.* (Lodging)	783	35,924

See accompanying notes to the Schedules of Portfolio Investments.

Liberty Global, Inc. - Class A* (Media)	216	8,163
Liberty Global, Inc. - Series C* (Media)	216	7,817
Liberty Media Holding Corp. - Capital Series A* (Media)	162	9,321
Liberty Media Holding Corp. - Interactive Series A* (Internet)	1,026	15,144
Liberty Media-Starz - Series A* (Media)	81	5,307
Life Time Fitness, Inc.* (Leisure Time)	81	2,927
Limited, Inc. (Retail)	513	15,077
Live Nation, Inc.* (Commercial Services)	270	2,562
Lowe’s Cos., Inc. (Retail)	2,619	55,863
Macy’s, Inc. (Retail)	756	17,872
Madison Square Garden, Inc. - Class A* (Entertainment)	108	2,245
Marriott International, Inc. - Class A (Lodging)	567	21,013
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	54	1,783
McDonald’s Corp. (Retail)	1,944	151,185
McGraw-Hill Cos., Inc. (Media)	567	21,348
McKesson Corp. (Commercial Services)	486	32,066
Meredith Corp. (Media)	54	1,833
MGM Resorts International* (Commercial Services)	594	6,492
Morningstar, Inc.* (Commercial Services)	27	1,318
Netflix, Inc.* (Internet)	81	14,054
News Corp. - Class A (Media)	3,321	48,022
News Corp. - Class B (Media)	783	12,591
Nordstrom, Inc. (Retail)	297	11,437
O’Reilly Automotive, Inc.* (Retail)	243	14,215
Office Depot, Inc.* (Retail)	486	2,182
OfficeMax, Inc.* (Retail)	162	2,867
Omnicare, Inc. (Pharmaceuticals)	216	5,210
Omnicom Group, Inc. (Advertising)	540	23,738
Orient-Express Hotels, Ltd. - Class A* (Lodging)	162	2,051
P.F. Chang’s China Bistro, Inc. (Retail)	27	1,240
Panera Bread Co. - Class A* (Retail)	54	4,834
Papa John’s International, Inc.* (Retail)	27	697
Penn National Gaming* (Entertainment)	108	3,592
PetSmart, Inc. (Retail)	216	8,085
Pinnacle Entertainment, Inc.* (Entertainment)	108	1,382
Priceline.com, Inc.* (Internet)	81	30,522
RadioShack Corp. (Retail)	216	4,348
Regal Entertainment Group - Class A (Entertainment)	135	1,823
Regis Corp. (Retail)	108	2,209
Rent-A-Center, Inc. (Commercial Services)	108	2,715
Rite Aid Corp.* (Retail)	1,107	1,013
Rollins, Inc. (Commercial Services)	81	2,110
Ross Stores, Inc. (Retail)	216	12,742
Royal Caribbean Cruises, Ltd.* (Leisure Time)	243	9,608
Ruddick Corp. (Food)	81	2,827
Safeway, Inc. (Food)	702	16,076
Saks, Inc.* (Retail)	216	2,406
Sally Beauty Holdings, Inc.* (Retail)	162	1,972
Scholastic Corp. (Media)	54	1,590
Scientific Games Corp. - Class A* (Entertainment)	135	1,067
Scripps Networks Interactive - Class A (Entertainment)	162	8,244
Sears Holdings Corp.* (Retail)	81	5,830
Service Corp. International (Commercial Services)	459	3,801
Signet Jewelers, Ltd.* (Retail)	162	5,699
SkyWest, Inc. (Airlines)	108	1,637
Sonic Corp.* (Retail)	108	959
Sotheby’s (Commercial Services)	135	5,918
Southwest Airlines Co. (Airlines)	1,350	18,576
Staples, Inc. (Retail)	1,323	27,082
Starbucks Corp. (Retail)	1,350	38,448
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	324	17,541
Strayer Education, Inc. (Commercial Services)	27	3,775
SuperValu, Inc. (Food)	378	4,079
Sysco Corp. (Food)	1,080	31,817
Target Corp. (Retail)	1,215	63,107
The Buckle, Inc. (Retail)	54	1,571
The Cato Corp. - Class A (Retail)	54	1,428
The Children’s Place Retail Stores, Inc.* (Retail)	54	2,379
The Gap, Inc. (Retail)	675	12,832
The Gymboree Corp.* (Apparel)	54	3,513
The Men’s Wearhouse, Inc. (Retail)	108	2,640
The New York Times Co. - Class A* (Media)	189	1,450
Tiffany & Co. (Retail)	243	12,879
Time Warner Cable, Inc. (Media)	648	37,500
Time Warner, Inc. (Media)	2,052	66,711
TJX Cos., Inc. (Retail)	756	34,693
Tractor Supply Co. (Retail)	135	5,346
United Continental Holdings, Inc.* (Airlines)	540	15,684
United Natural Foods, Inc.* (Food)	81	2,897
Urban Outfitters, Inc.* (Retail)	243	7,477
US Airways Group, Inc.* (Airlines)	297	3,502
Vail Resorts, Inc.* (Entertainment)	54	2,190
Valassis Communications, Inc.* (Commercial Services)	81	2,673
ValueClick, Inc.* (Internet)	135	1,858
VCA Antech, Inc.* (Pharmaceuticals)	162	3,349
Viacom, Inc. - Class B (Media)	999	38,551
Wal-Mart Stores, Inc. (Retail)	3,834	207,688
Walgreen Co. (Retail)	1,782	60,374
Walt Disney Co. (Media)	3,240	116,996
Washington Post Co. - Class B (Media)	27	10,858
WebMD Health Corp.* (Internet)	81	4,235
Weight Watchers International, Inc. (Commercial Services)	54	1,808
Wendy’s/Arby’s Group, Inc. - Class A (Retail - Restaurants)	594	2,732
Whole Foods Market, Inc.* (Food)	243	9,659

See accompanying notes to the Schedules of Portfolio Investments.

Williams Sonoma, Inc. (Retail)	189	6,118
WMS Industries, Inc.* (Leisure Time)	108	4,712
Wyndham Worldwide Corp. (Lodging)	324	9,315
Wynn Resorts, Ltd. (Lodging)	162	17,362
YUM! Brands, Inc. (Retail)	864	42,820

TOTAL COMMON STOCKS
(Cost $2,139,809)		2,797,281

	Principal
	Amount	Value

Repurchase Agreements (23.7%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $70,001 (Collateralized by $65,600 U.S. Treasury Notes, 3.50%, 5/15/20, total value $71,504)	$70,000	$70,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $262,003 (Collateralized by $267,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $268,189)	262,000	262,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $446,005 (Collateralized by $457,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $456,209)	446,000	446,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $60,001 (Collateralized by $60,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $61,725)	60,000	60,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $53,001 (Collateralized by $53,900 U.S. Treasury Notes, 0.88%, 12/31/10, total value $54,124)	53,000	53,000

TOTAL REPURCHASE AGREEMENTS
(Cost $891,000)		891,000

TOTAL INVESTMENT SECURITIES
(Cost $3,030,809)—98.2%		3,688,281
Net other assets (liabilities)—1.8%		67,020

NET ASSETS—100.0%		$3,755,301

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $310,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$918,815	$5,473
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	1,920,075	10,624

		$16,097

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Advertising	$36,631	1.0%
Airlines	70,012	1.9%
Apparel	7,716	0.2%
Commercial Services	107,704	2.9%
Computers	12,961	0.3%
Electronics	6,661	0.2%
Entertainment	37,904	1.0%
Food	91,709	2.4%
Internet	243,115	6.5%
Leisure Time	51,046	1.4%
Lodging	110,133	2.9%
Media	631,577	16.8%
Miscellaneous Manufacturing	1,783	NM
Pharmaceuticals	47,875	1.3%
Retail	1,329,326	35.4%
Retail - Restaurants	2,732	0.1%
Software	8,396	0.2%
Other**	958,020	25.5%

Total	$3,755,301	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Financials UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (75.2%)
ACE, Ltd. (Insurance)	620	$36,840
Affiliated Managers Group, Inc.* (Diversified Financial Services)	124	10,616
AFLAC, Inc. (Insurance)	868	48,513
Alexandria Real Estate Equities, Inc. (REIT)	62	4,556
Allied World Assurance Holdings, Ltd. (Insurance)	62	3,547
Allstate Corp. (Insurance)	930	28,356
AMB Property Corp. (REIT)	310	8,739
American Campus Communities, Inc. (REIT)	124	3,922
American Express Co. (Diversified Financial Services)	1,922	79,686
American Financial Group, Inc. (Insurance)	124	3,792
American International Group, Inc.* (Insurance)	186	7,814
Ameriprise Financial, Inc. (Diversified Financial Services)	434	22,433
Annaly Mortgage Management, Inc. (REIT)	1,116	19,764
AON Corp. (Insurance)	558	22,181
Apartment Investment and Management Co. - Class A (REIT)	186	4,336
Arch Capital Group, Ltd.* (Insurance)	62	5,356
Argo Group International Holdings, Ltd. (Insurance)	62	2,151
Arthur J. Gallagher & Co. (Insurance)	186	5,238
Aspen Insurance Holdings, Ltd. (Insurance)	124	3,518
Associated Banc-Corp (Banks)	310	3,928
Assurant, Inc. (Insurance)	186	7,354
Assured Guaranty, Ltd. (Insurance)	310	5,906
Astoria Financial Corp. (Savings & Loans)	186	2,310
Avalonbay Communities, Inc. (REIT)	186	19,774
Axis Capital Holdings, Ltd. (Insurance)	248	8,434
BancorpSouth, Inc. (Banks)	124	1,636
Bank of America Corp. (Banks)	18,104	207,110
Bank of Hawaii Corp. (Banks)	62	2,678
Bank of New York Mellon Corp. (Banks)	2,232	55,934
BB&T Corp. (Banks)	1,240	29,028
Berkshire Hathaway, Inc. - Class B* (Insurance)	1,550	123,318
BioMed Realty Trust, Inc. (REIT)	186	3,413
BlackRock, Inc. - Class A (Diversified Financial Services)	62	10,601
BOK Financial Corp. (Banks)	62	2,866
Boston Properties, Inc. (REIT)	248	21,375
Brandywine Realty Trust (REIT)	248	2,969
BRE Properties, Inc. - Class A (REIT)	124	5,323
Brookfield Properties Corp. (Real Estate)	496	8,625
Brown & Brown, Inc. (Insurance)	186	4,146
Camden Property Trust (REIT)	124	6,149
Capital One Financial Corp. (Diversified Financial Services)	806	30,040
CapitalSource, Inc. (Diversified Financial Services)	558	3,409
Capitol Federal Financial (Savings & Loans)	62	1,451
Cathay Bancorp, Inc. (Banks)	124	1,686
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	558	10,239
CBL & Associates Properties, Inc. (REIT)	248	3,889
Chimera Investment Corp. (REIT)	1,488	6,101
Chubb Corp. (Insurance)	558	32,375
Cincinnati Financial Corp. (Insurance)	248	7,301
CIT Group, Inc.* (Banks)	310	13,432
Citigroup, Inc.* (Diversified Financial Services)	43,338	180,719
City National Corp. (Banks)	62	3,197
CME Group, Inc. (Diversified Financial Services)	124	35,917
CNO Financial Group, Inc.* (Insurance)	434	2,361
Colonial Properties Trust (REIT)	124	2,223
Comerica, Inc. (Banks)	310	11,092
Commerce Bancshares, Inc. (Banks)	124	4,568
CommonWealth REIT (REIT)	124	3,156
Corporate Office Properties Trust (REIT)	124	4,401
Cullen/Frost Bankers, Inc. (Banks)	124	6,503
DCT Industrial Trust, Inc. (REIT)	372	1,864
Delphi Financial Group, Inc. - Class A (Insurance)	62	1,678
Developers Diversified Realty Corp. (REIT)	372	4,799
DiamondRock Hospitality Co. (REIT)	310	3,280
Digital Realty Trust, Inc. (REIT)	186	11,110
Discover Financial Services (Diversified Financial Services)	992	17,509
Douglas Emmett, Inc. (REIT)	248	4,449
Duke-Weeks Realty Corp. (REIT)	434	5,412
DuPont Fabros Technology, Inc. (REIT)	124	3,112
E*TRADE Financial Corp.* (Diversified Financial Services)	372	5,320
East West Bancorp, Inc. (Banks)	248	4,372
EastGroup Properties, Inc. (REIT)	62	2,510
Eaton Vance Corp. (Diversified Financial Services)	186	5,351
Endurance Specialty Holdings, Ltd. (Insurance)	62	2,567
Entertainment Properties Trust (REIT)	62	2,866
Equifax, Inc. (Commercial Services)	248	8,216
Equity Lifestyle Properties, Inc. (REIT)	62	3,529
Equity Residential (REIT)	496	24,120
Erie Indemnity Co. - Class A (Insurance)	62	3,545
Essex Property Trust, Inc. (REIT)	62	7,004
Everest Re Group, Ltd. (Insurance)	124	10,451
F.N.B. Corp. (Banks)	186	1,581
Federal Realty Investment Trust (REIT)	124	10,166
Federated Investors, Inc. - Class B (Diversified Financial Services)	186	4,633

See accompanying notes to the Schedules of Portfolio Investments.

Fidelity National Title Group, Inc. - Class A (Insurance)	434	5,811
Fifth Third Bancorp (Banks)	1,426	17,911
First American Financial Corp. (Insurance)	248	3,482
First Financial Bankshares, Inc. (Banks)	62	2,930
First Horizon National Corp.* (Banks)	435	4,385
First Midwest Bancorp, Inc. (Banks)	124	1,328
First Niagara Financial Group, Inc. (Savings & Loans)	372	4,408
FirstMerit Corp. (Banks)	186	3,195
Forest City Enterprises, Inc. - Class A* (Real Estate)	248	3,618
Forestar Group, Inc.* (Real Estate)	62	1,060
Franklin Resources, Inc. (Diversified Financial Services)	310	35,557
Franklin Street Properties Corp. (REIT)	124	1,655
Fulton Financial Corp. (Banks)	372	3,474
Genworth Financial, Inc. - Class A* (Diversified Financial Services)	868	9,843
Glacier Bancorp, Inc. (Banks)	124	1,612
Greenhill & Co., Inc. (Diversified Financial Services)	62	4,816
Hancock Holding Co. (Banks)	62	1,948
Hanover Insurance Group, Inc. (Insurance)	62	2,806
Hartford Financial Services Group, Inc. (Insurance)	806	19,328
Hatteras Financial Corp. (REIT)	62	1,815
HCC Insurance Holdings, Inc. (Insurance)	186	4,925
HCP, Inc. (REIT)	558	20,094
Health Care REIT, Inc. (REIT)	248	12,673
Healthcare Realty Trust, Inc. (REIT)	124	2,993
Highwoods Properties, Inc. (REIT)	124	4,108
Home Properties, Inc. (REIT)	62	3,376
Horace Mann Educators Corp. (Insurance)	62	1,159
Hospitality Properties Trust (REIT)	248	5,657
Host Marriott Corp. (REIT)	1,178	18,718
Hudson City Bancorp, Inc. (Savings & Loans)	868	10,112
Huntington Bancshares, Inc. (Banks)	1,302	7,382
IBERIABANK Corp. (Banks)	62	3,227
IntercontinentalExchange, Inc.* (Diversified Financial Services)	124	14,244
International Bancshares Corp. (Banks)	124	2,124
Invesco, Ltd. (Diversified Financial Services)	868	19,964
Investment Technology Group, Inc.* (Diversified Financial Services)	62	883
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,254	272,968
Janus Capital Group, Inc. (Diversified Financial Services)	310	3,274
Jefferies Group, Inc. (Diversified Financial Services)	186	4,451
Jones Lang LaSalle, Inc. (Real Estate)	62	4,840
KBW, Inc. (Diversified Financial Services)	62	1,569
KeyCorp (Banks)	1,612	13,202
Kilroy Realty Corp. (REIT)	124	4,237
Kimco Realty Corp. (REIT)	744	12,819
LaSalle Hotel Properties (REIT)	124	2,938
Legg Mason, Inc. (Diversified Financial Services)	248	7,695
Lexington Realty Trust (REIT)	186	1,447
Liberty Property Trust (REIT)	186	6,224
Lincoln National Corp. (Insurance)	558	13,660
Loews Corp. (Insurance)	620	24,478
M&T Bank Corp. (Banks)	186	13,904
Mack-Cali Realty Corp. (REIT)	124	4,164
Marsh & McLennan Cos., Inc. (Insurance)	992	24,780
Marshall & Ilsley Corp. (Banks)	930	5,496
MasterCard, Inc. - Class A (Software)	186	44,651
MB Financial, Inc. (Banks)	124	1,846
MBIA, Inc.* (Insurance)	310	3,475
Mercury General Corp. (Insurance)	62	2,634
MetLife, Inc. (Insurance)	1,054	42,508
MF Global Holdings, Ltd.* (Diversified Financial Services)	248	1,942
MFA Financial, Inc. (REIT)	496	3,923
MGIC Investment Corp.* (Insurance)	372	3,281
Mid-America Apartment Communities, Inc. (REIT)	62	3,784
Montpelier Re Holdings, Ltd. (Insurance)	124	2,272
Moody’s Corp. (Commercial Services)	372	10,066
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,356	58,594
MSCI, Inc. - Class A* (Software)	186	6,668
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	310	6,516
National Penn Bancshares, Inc. (Banks)	248	1,610
National Retail Properties, Inc. (REIT)	124	3,360
Nationwide Health Properties, Inc. (REIT)	248	10,126
New York Community Bancorp (Savings & Loans)	806	13,646
NewAlliance Bancshares, Inc. (Savings & Loans)	186	2,398
Northern Trust Corp. (Banks)	434	21,539
NYSE Euronext (Diversified Financial Services)	496	15,197
Old National Bancorp (Banks)	186	1,760
Old Republic International Corp. (Insurance)	434	5,729
OMEGA Healthcare Investors, Inc. (REIT)	186	4,278
optionsXpress Holdings, Inc.* (Diversified Financial Services)	62	990
PacWest Bancorp (Banks)	62	1,081
PartnerRe, Ltd. (Insurance)	124	9,836
People’s United Financial, Inc. (Banks)	682	8,395
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	62	1,920
Platinum Underwriters Holdings, Ltd. (Insurance)	62	2,669
Plum Creek Timber Co., Inc. (Forest Products & Paper)	310	11,420

See accompanying notes to the Schedules of Portfolio Investments.

PNC Financial Services Group (Banks)	930	50,127
Popular, Inc.* (Banks)	1,860	5,078
Post Properties, Inc. (REIT)	62	1,887
Potlatch Corp. (Forest Products & Paper)	62	2,111
Principal Financial Group, Inc. (Insurance)	558	14,977
PrivateBancorp, Inc. (Banks)	124	1,462
ProAssurance Corp.* (Insurance)	62	3,564
Progressive Corp. (Insurance)	1,116	23,615
ProLogis (REIT)	992	13,541
Prosperity Bancshares, Inc. (Banks)	62	1,928
Protective Life Corp. (Insurance)	186	4,458
Provident Financial Services, Inc. (Savings & Loans)	124	1,567
Prudential Financial, Inc. (Insurance)	868	45,639
Public Storage, Inc. (REIT)	248	24,607
Radian Group, Inc. (Insurance)	248	1,882
Raymond James Financial Corp. (Diversified Financial Services)	186	5,249
Rayonier, Inc. (Forest Products & Paper)	124	6,473
Realty Income Corp. (REIT)	186	6,376
Redwood Trust, Inc. (REIT)	124	1,758
Regency Centers Corp. (REIT)	124	5,230
Regions Financial Corp. (Banks)	2,294	14,452
Reinsurance Group of America, Inc. (Insurance)	124	6,209
RenaissanceRe Holdings (Insurance)	124	7,472
RLI Corp. (Insurance)	62	3,560
SEI Investments Co. (Software)	310	6,867
Selective Insurance Group, Inc. (Insurance)	124	2,098
Senior Housing Properties Trust (REIT)	248	5,925
Simon Property Group, Inc. (REIT)	558	53,579
SL Green Realty Corp. (REIT)	124	8,149
SLM Corp.* (Diversified Financial Services)	868	10,329
St. Joe Co.* (Real Estate)	186	3,755
StanCorp Financial Group, Inc. (Insurance)	62	2,660
State Street Corp. (Banks)	930	38,837
Sterling Bancshares, Inc. (Banks)	186	1,003
Stifel Financial Corp.* (Diversified Financial Services)	62	2,938
Sunstone Hotel Investors, Inc.* (REIT)	186	2,018
SunTrust Banks, Inc. (Banks)	930	23,269
Susquehanna Bancshares, Inc. (Banks)	248	1,959
SVB Financial Group* (Banks)	62	2,687
Synovus Financial Corp. (Banks)	1,178	2,544
T. Rowe Price Group, Inc. (Diversified Financial Services)	496	27,414
Tanger Factory Outlet Centers, Inc. (REIT)	62	2,971
Taubman Centers, Inc. (REIT)	124	5,756
TCF Financial Corp. (Banks)	248	3,264
TD Ameritrade Holding Corp.* (Diversified Financial Services)	434	7,417
TFS Financial Corp. (Savings & Loans)	186	1,628

See accompanying notes to the Schedules of Portfolio Investments.

The Charles Schwab Corp. (Diversified Financial Services)	1,736	26,734
The Goldman Sachs Group, Inc. (Diversified Financial Services)	806	129,726
The Macerich Co. (REIT)	248	11,063
The Travelers Cos., Inc. (Insurance)	868	47,914
Torchmark Corp. (Insurance)	124	7,103
Tower Group, Inc. (Insurance)	62	1,505
Transatlantic Holdings, Inc. (Insurance)	124	6,522
TrustCo Bank Corp. NY (Banks)	124	668
Trustmark Corp. (Banks)	124	2,739
U.S. Bancorp (Banks)	3,472	83,953
UDR, Inc. (REIT)	310	6,969
UMB Financial Corp. (Banks)	62	2,298
Umpqua Holdings Corp. (Banks)	186	2,046
United Bankshares, Inc. (Banks)	62	1,657
Unitrin, Inc. (Insurance)	62	1,507
UnumProvident Corp. (Insurance)	620	13,900
Validus Holdings, Ltd. (Insurance)	186	5,275
Valley National Bancorp (Banks)	310	4,135
Ventas, Inc. (REIT)	310	16,604
Visa, Inc. - Class A (Commercial Services)	930	72,698
Vornado Realty Trust (REIT)	310	27,091
W.R. Berkley Corp. (Insurance)	248	6,825
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	186	5,407
Washington Federal, Inc. (Savings & Loans)	186	2,796
Washington REIT (REIT)	124	3,972
Webster Financial Corp. (Banks)	124	2,123
Weingarten Realty Investors (REIT)	248	5,984
Wells Fargo & Co. (Banks)	8,928	232,842
Westamerica Bancorp (Banks)	62	3,101
Western Union Co. (Commercial Services)	1,178	20,733
Whitney Holding Corp. (Banks)	186	1,540
Willis Group Holdings PLC (Insurance)	310	9,858
Wilmington Trust Corp. (Banks)	186	1,322
Wintrust Financial Corp. (Banks)	62	1,856
XL Group PLC (Insurance)	620	13,113
Zions Bancorp (Banks)	310	6,405

TOTAL COMMON STOCKS
(Cost $1,681,038)		3,620,893

	Principal
	Amount	Value

Repurchase Agreements (25.0%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $93,001 (Collateralized by $87,300 U.S. Treasury Notes, 3.50%, 5/15/20, total value $95,157)	$93,000	$93,000

See accompanying notes to the Schedules of Portfolio Investments.

Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $352,004 (Collateralized by $360,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $361,604)	352,000	352,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $602,008 (Collateralized by $617,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $615,932)	602,000	602,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $81,001 (Collateralized by $81,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $83,329)	81,000	81,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $75,001 (Collateralized by $76,300 U.S. Treasury Notes, 0.88%, 12/31/10, total value $76,617)	75,000	75,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,203,000)		1,203,000

TOTAL INVESTMENT SECURITIES
(Cost $2,884,038)—100.2%		4,823,893
Net other assets (liabilities)—(0.2)%		(11,786)

NET ASSETS—100.0%		$4,812,107

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $980,000.
REIT	Real Estate Investment Trust

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$2,361,090	$(5,004)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	1,246,157	(2,769)

		$(7,773)

Financials UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Banks	$961,255	20.0%
Commercial Services	111,713	2.3%
Diversified Financial Services	1,081,871	22.5%
Forest Products & Paper	20,004	0.4%
Insurance	779,231	16.2%
REIT	536,180	11.1%
Real Estate	32,137	0.7%
Savings & Loans	40,316	0.8%
Software	58,186	1.2%
Other**	1,191,214	24.8%

Total	$4,812,107	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Health Care UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (71.9%)
Abbott Laboratories (Pharmaceuticals)	2,912	$149,444
Acorda Therapeutics, Inc.* (Biotechnology)	64	1,731
Aetna, Inc. (Healthcare - Services)	800	23,888
Alcon, Inc. (Healthcare - Products)	160	26,835
Alere, Inc.* (Healthcare - Products)	160	4,728
Alexion Pharmaceuticals, Inc.* (Biotechnology)	160	10,928
Alkermes, Inc.* (Pharmaceuticals)	192	2,221
Allergan, Inc. (Pharmaceuticals)	576	41,708
Amedisys, Inc.* (Healthcare - Services)	64	1,629
American Medical Systems Holdings, Inc.* (Healthcare - Products)	128	2,586
AMERIGROUP Corp.* (Healthcare - Services)	96	4,006
Amgen, Inc.* (Biotechnology)	1,824	104,315
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	256	3,336
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	96	2,376
Bard (C.R.), Inc. (Healthcare - Products)	192	15,959
Baxter International, Inc. (Healthcare - Products)	1,120	57,008
Beckman Coulter, Inc. (Healthcare - Products)	128	6,815
Becton, Dickinson & Co. (Healthcare - Products)	416	31,416
Bio-Rad Laboratories, Inc. - Class A* (Biotechnology)	32	2,900
Biogen Idec, Inc.* (Biotechnology)	448	28,094
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	192	5,023
Boston Scientific Corp.* (Healthcare - Products)	2,880	18,374
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,264	87,802
Brookdale Senior Living, Inc.* (Healthcare - Services)	160	3,005
CareFusion Corp.* (Healthcare - Products)	352	8,497
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	64	2,422
Celera Corp.* (Biotechnology)	160	912
Celgene Corp.* (Biotechnology)	864	53,629
Centene Corp.* (Healthcare - Services)	96	2,143
Cephalon, Inc.* (Pharmaceuticals)	128	8,504
Cepheid, Inc.* (Healthcare - Products)	128	2,693
Charles River Laboratories International, Inc.* (Biotechnology)	128	4,195
CIGNA Corp. (Insurance)	512	18,017
Community Health Systems, Inc.* (Healthcare - Services)	192	5,775
Cooper Cos., Inc. (Healthcare - Products)	96	4,737
Covance, Inc.* (Healthcare - Services)	128	6,015
Coventry Health Care, Inc.* (Healthcare - Services)	288	6,745
Covidien PLC (Healthcare - Products)	960	38,275
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	96	2,235
DaVita, Inc.* (Healthcare - Services)	192	13,776
Dendreon Corp.* (Biotechnology)	288	10,512
DENTSPLY International, Inc. (Healthcare - Products)	256	8,036
Edwards Lifesciences Corp.* (Healthcare - Products)	224	14,316
Eli Lilly & Co. (Pharmaceuticals)	1,856	65,331
Emergency Medical Services Corp. - Class A* (Commercial Services)	64	3,480
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	192	7,054
Express Scripts, Inc.* (Pharmaceuticals)	960	46,579
Forest Laboratories, Inc.* (Pharmaceuticals)	544	17,979
Gen-Probe, Inc.* (Healthcare - Products)	96	4,649
Genzyme Corp.* (Biotechnology)	480	34,622
Gilead Sciences, Inc.* (Pharmaceuticals)	1,600	63,472
Haemonetics Corp.* (Healthcare - Products)	32	1,749
Health Management Associates, Inc. - Class A* (Healthcare - Services)	480	3,845
Health Net, Inc.* (Healthcare - Services)	192	5,163
HEALTHSOUTH Corp.* (Healthcare - Services)	192	3,473
Healthways, Inc.* (Healthcare - Services)	64	671
Henry Schein, Inc.* (Healthcare - Products)	160	8,984
Hill-Rom Holdings, Inc. (Healthcare - Products)	128	4,960
HMS Holdings Corp.* (Commercial Services)	64	3,847
Hologic, Inc.* (Healthcare - Products)	480	7,690
Hospira, Inc.* (Pharmaceuticals)	320	19,034
Human Genome Sciences, Inc.* (Biotechnology)	352	9,462
Humana, Inc.* (Healthcare - Services)	320	18,653
IDEXX Laboratories, Inc.* (Healthcare - Products)	96	5,756
Illumina, Inc.* (Biotechnology)	224	12,165
Immucor, Inc.* (Healthcare - Products)	128	2,227
Incyte, Corp.* (Biotechnology)	224	3,732
Intuitive Surgical, Inc.* (Healthcare - Products)	64	16,829
Invacare Corp. (Healthcare - Products)	64	1,728
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	192	1,755
Johnson & Johnson (Healthcare - Products)	5,248	334,140
Kinetic Concepts, Inc.* (Healthcare - Products)	128	4,868
King Pharmaceuticals, Inc.* (Pharmaceuticals)	480	6,787
Laboratory Corp. of America Holdings* (Healthcare - Services)	192	15,613

See accompanying notes to the Schedules of Portfolio Investments.

Life Technologies Corp.* (Biotechnology)	352	17,663
LifePoint Hospitals, Inc.* (Healthcare - Services)	96	3,256
Lincare Holdings, Inc. (Healthcare - Services)	192	5,034
Magellan Health Services, Inc.* (Healthcare - Services)	64	3,072
Masimo Corp. (Healthcare - Products)	96	2,896
Medco Health Solutions, Inc.* (Pharmaceuticals)	864	45,386
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	96	2,856
Mednax, Inc.* (Healthcare - Services)	96	5,684
Medtronic, Inc. (Healthcare - Products)	2,048	72,110
Merck & Co., Inc. (Pharmaceuticals)	5,856	212,456
Mylan Laboratories, Inc.* (Pharmaceuticals)	576	11,704
Myriad Genetics, Inc.* (Biotechnology)	192	3,827
Nektar Therapeutics* (Biotechnology)	192	2,797
NuVasive, Inc.* (Healthcare - Products)	64	1,677
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	128	3,434
Owens & Minor, Inc. (Distribution/Wholesale)	128	3,645
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	64	2,081
PAREXEL International Corp.* (Commercial Services)	96	2,064
Patterson Cos., Inc. (Healthcare - Products)	192	5,309
PDL BioPharma, Inc. (Biotechnology)	224	1,172
Perrigo Co. (Pharmaceuticals)	160	10,541
Pfizer, Inc. (Pharmaceuticals)	15,296	266,150
Pharmaceutical Product Development, Inc. (Commercial Services)	224	5,781
PSS World Medical, Inc.* (Healthcare - Products)	96	2,269
Psychiatric Solutions, Inc.* (Healthcare - Services)	96	3,235
Quest Diagnostics, Inc. (Healthcare - Services)	288	14,152
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	128	3,338
ResMed, Inc.* (Healthcare - Products)	288	9,179
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	96	3,632
Savient Pharmaceuticals, Inc.* (Biotechnology)	128	1,589
Sirona Dental Systems, Inc.* (Healthcare - Products)	64	2,410
St. Jude Medical, Inc.* (Healthcare - Products)	608	23,286
STERIS Corp. (Healthcare - Products)	96	3,285
Stryker Corp. (Healthcare - Products)	576	28,506
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	128	3,139
Techne Corp. (Healthcare - Products)	64	3,899
Teleflex, Inc. (Miscellaneous Manufacturing)	64	3,568
Tenet Healthcare Corp.* (Healthcare - Services)	928	4,046
Theravance, Inc.* (Pharmaceuticals)	128	2,609
Thermo Fisher Scientific, Inc.* (Electronics)	768	39,491
Thoratec Corp.* (Healthcare - Products)	96	3,133
United Therapeutics Corp.* (Pharmaceuticals)	96	5,760
UnitedHealth Group, Inc. (Healthcare - Services)	2,144	77,291
Universal Health Services, Inc. - Class B (Healthcare - Services)	160	6,603
Varian Medical Systems, Inc.* (Healthcare - Products)	224	14,161
Vertex Pharmaceuticals, Inc.* (Biotechnology)	384	14,719
Warner Chilcott PLC - Class A (Pharmaceuticals)	224	5,385
Waters Corp.* (Electronics)	192	14,233
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	224	10,450
WellCare Health Plans, Inc.* (Healthcare - Services)	96	2,667
WellPoint, Inc.* (Healthcare - Services)	768	41,733
West Pharmaceutical Services, Inc. (Healthcare - Products)	64	2,284
Zimmer Holdings, Inc.* (Healthcare - Products)	384	18,217

TOTAL COMMON STOCKS
(Cost $1,763,804)		2,642,722

	Principal
	Amount	Value

Repurchase Agreements (28.4%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $82,001 (Collateralized by $76,900 U.S. Treasury Notes, 3.50%, 5/15/20, total value $83,821)	$82,000	$82,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $306,003 (Collateralized by $312,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $313,390)	306,000	306,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $523,007 (Collateralized by $539,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $538,067)	523,000	523,000

See accompanying notes to the Schedules of Portfolio Investments.

UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $70,001 (Collateralized by $70,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $72,013)	70,000	70,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $63,001 (Collateralized by $64,100 U.S. Treasury Notes, 0.88%, 12/31/10, total value $64,366)	63,000	63,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,044,000)		1,044,000

TOTAL INVESTMENT SECURITIES
(Cost $2,807,804)—100.3%		3,686,722
Net other assets (liabilities)—(0.3)%		(12,836)

NET ASSETS—100.0%		$3,673,886

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $512,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$1,998,766	$(18,587)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	869,837	(7,681)

		$(26,268)

Health Care UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Biotechnology	$322,302	8.8%
Commercial Services	15,172	0.4%
Distribution/Wholesale	3,645	0.1%
Electronics	53,724	1.5%
Healthcare - Products	828,852	22.6%
Healthcare - Services	281,173	7.6%
Insurance	18,017	0.5%
Miscellaneous Manufacturing	3,568	0.1%
Pharmaceuticals	1,116,269	30.3%
Other**	1,031,164	28.1%

Total	$3,673,886	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Industrials UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (73.6%)
3M Co. (Miscellaneous Manufacturing)	1,080	$90,958
AAR Corp.* (Aerospace/Defense)	60	1,322
ABM Industries, Inc. (Commercial Services)	60	1,353
Accenture PLC - Class A (Computers)	1,050	46,945
Actuant Corp. - Class A (Miscellaneous Manufacturing)	120	2,696
Acuity Brands, Inc. (Miscellaneous Manufacturing)	60	3,004
Aecom Technology Corp.* (Engineering & Construction)	180	4,768
AGCO Corp.* (Machinery - Diversified)	150	6,370
Agilent Technologies, Inc.* (Electronics)	570	19,836
Alexander & Baldwin, Inc. (Transportation)	60	2,066
Alliance Data Systems Corp.* (Commercial Services)	90	5,465
Alliant Techsystems, Inc.* (Aerospace/Defense)	60	4,574
American Superconductor Corp.* (Electrical Components & Equipment)	60	2,019
Ametek, Inc. (Electrical Components & Equipment)	180	9,729
Amphenol Corp. - Class A (Electronics)	300	15,039
Anixter International, Inc. (Telecommunications)	60	3,221
AptarGroup, Inc. (Miscellaneous Manufacturing)	90	4,039
Arkansas Best Corp. (Transportation)	30	760
Arrow Electronics, Inc.* (Electronics)	210	6,218
Astec Industries, Inc.* (Machinery - Construction & Mining)	30	884
Automatic Data Processing, Inc. (Software)	840	37,313
Avnet, Inc.* (Electronics)	240	7,147
AVX Corp. (Electronics)	90	1,291
Babcock & Wilcox Co.* (Machinery - Diversified)	180	4,108
Baldor Electric Co. (Hand/Machine Tools)	60	2,521
Ball Corp. (Packaging & Containers)	150	9,654
BE Aerospace, Inc.* (Aerospace/Defense)	150	5,514
Belden, Inc. (Electrical Components & Equipment)	90	2,511
Bemis Co., Inc. (Packaging & Containers)	180	5,717
Benchmark Electronics, Inc.* (Electronics)	90	1,479
Black Box Corp. (Telecommunications)	30	996
Boeing Co. (Aerospace/Defense)	1,080	76,291
Brady Corp. - Class A (Electronics)	90	2,768
Broadridge Financial Solutions, Inc. (Software)	210	4,620
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	120	8,179
C.H. Robinson Worldwide, Inc. (Transportation)	270	19,030
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	90	3,156
Caterpillar, Inc. (Machinery - Construction & Mining)	930	73,098
Ceradyne, Inc.* (Miscellaneous Manufacturing)	30	714
Checkpoint Systems, Inc.* (Electronics)	60	1,320
Cintas Corp. (Textiles)	210	5,769
Clarcor, Inc. (Miscellaneous Manufacturing)	90	3,569
Clean Harbors, Inc.* (Environmental Control)	30	2,115
Cognex Corp. (Machinery - Diversified)	60	1,602
Coinstar, Inc.* (Commercial Services)	60	3,455
Commscope, Inc.* (Telecommunications)	150	4,749
Con-way, Inc. (Transportation)	90	2,971
Convergys Corp.* (Commercial Services)	180	2,038
Cooper Industries PLC (Miscellaneous Manufacturing)	270	14,153
CoreLogic, Inc. (Commercial Services)	150	2,636
Corrections Corp. of America* (Commercial Services)	180	4,621
Crane Co. (Miscellaneous Manufacturing)	90	3,443
Crown Holdings, Inc.* (Packaging & Containers)	270	8,691
CSX Corp. (Transportation)	630	38,713
Cummins, Inc. (Machinery - Diversified)	300	26,430
Curtiss-Wright Corp. (Aerospace/Defense)	90	2,779
Danaher Corp. (Miscellaneous Manufacturing)	840	36,422
Deere & Co. (Machinery - Diversified)	690	52,992
Deluxe Corp. (Commercial Services)	90	1,840
Dionex Corp.* (Electronics)	30	2,677
Donaldson Co., Inc. (Miscellaneous Manufacturing)	120	5,846
Dover Corp. (Miscellaneous Manufacturing)	300	15,930
Eagle Materials, Inc. - Class A (Building Materials)	60	1,408
Eaton Corp. (Miscellaneous Manufacturing)	270	23,984
EMCOR Group, Inc.* (Engineering & Construction)	120	3,102
Emerson Electric Co. (Electrical Components & Equipment)	1,260	69,174
EnerSys* (Electrical Components & Equipment)	90	2,372
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	30	1,028
Esterline Technologies Corp.* (Aerospace/Defense)	60	3,626
Euronet Worldwide, Inc.* (Commercial Services)	90	1,625

See accompanying notes to the Schedules of Portfolio Investments.

Expeditors International of Washington, Inc. (Transportation)	360	17,770
Fastenal Co. (Distribution/Wholesale)	240	12,355
FedEx Corp. (Transportation)	480	42,106
Fidelity National Information Services, Inc. (Software)	420	11,382
Fiserv, Inc.* (Software)	240	13,085
Flextronics International, Ltd.* (Electronics)	1,290	9,236
FLIR Systems, Inc.* (Electronics)	270	7,517
Flowserve Corp. (Machinery - Diversified)	90	9,000
Fluor Corp. (Engineering & Construction)	300	14,457
Fortune Brands, Inc. (Household Products/Wares)	240	12,972
Forward Air Corp. (Transportation)	60	1,613
Foster Wheeler AG* (Engineering & Construction)	210	4,918
FTI Consulting, Inc.* (Commercial Services)	90	3,191
G & K Services, Inc. (Textiles)	30	742
Gardner Denver, Inc. (Machinery - Diversified)	90	5,204
GATX Corp. (Trucking & Leasing)	60	1,900
Genco Shipping & Trading, Ltd.* (Transportation)	60	993
General Cable Corp.* (Electrical Components & Equipment)	90	2,515
General Dynamics Corp. (Aerospace/Defense)	540	36,785
General Electric Co. (Miscellaneous Manufacturing)	17,700	283,554
Genesee & Wyoming, Inc. - Class A* (Transportation)	60	2,774
Genpact, Ltd.* (Commercial Services)	180	2,862
Global Payments, Inc. (Software)	120	4,675
Goodrich Corp. (Aerospace/Defense)	210	17,235
Graco, Inc. (Machinery - Diversified)	90	3,097
GrafTech International, Ltd.* (Electrical Components & Equipment)	210	3,459
Granite Construction, Inc. (Engineering & Construction)	60	1,451
Greif, Inc. - Class A (Packaging & Containers)	30	1,762
Harsco Corp. (Miscellaneous Manufacturing)	120	2,782
Heartland Express, Inc. (Transportation)	90	1,342
Hexcel Corp.* (Aerospace/Defense Equipment)	150	2,666
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,170	55,119
Hub Group, Inc. - Class A* (Transportation)	60	1,948
Hubbell, Inc. - Class B (Electrical Components & Equipment)	90	4,862
IDEX Corp. (Machinery - Diversified)	120	4,330
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	720	32,904
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	540	21,227
Insituform Technologies, Inc. - Class A* (Engineering & Construction)	60	1,296
Iron Mountain, Inc. (Commercial Services)	300	6,537
Itron, Inc.* (Electronics)	60	3,646
ITT Industries, Inc. (Miscellaneous Manufacturing)	300	14,157
J.B. Hunt Transport Services, Inc. (Transportation)	150	5,394
Jabil Circuit, Inc. (Electronics)	330	5,062
Jack Henry & Associates, Inc. (Computers)	150	4,074
Jacobs Engineering Group, Inc.* (Engineering & Construction)	210	8,108
Joy Global, Inc. (Machinery - Construction & Mining)	180	12,771
Kaman Corp. (Aerospace/Defense)	30	809
Kansas City Southern Industries, Inc.* (Transportation)	180	7,888
Kaydon Corp. (Metal Fabricate/Hardware)	60	2,092
KBR, Inc. (Engineering & Construction)	270	6,858
Kennametal, Inc. (Hand/Machine Tools)	120	4,097
Kirby Corp.* (Transportation)	90	3,869
Knight Transportation, Inc. (Transportation)	90	1,608
L-3 Communications Holdings, Inc. (Aerospace/Defense)	180	12,994
Landstar System, Inc. (Transportation)	90	3,386
Lender Processing Services, Inc. (Diversified Financial Services)	150	4,326
Lennox International, Inc. (Building Materials)	90	3,691
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	60	3,586
Littelfuse, Inc.* (Electrical Components & Equipment)	30	1,273
Lockheed Martin Corp. (Aerospace/Defense)	480	34,219
Louisiana-Pacific Corp.* (Forest Products & Paper)	210	1,625
Manitowoc Co. (Machinery - Diversified)	210	2,339
Manpower, Inc. (Commercial Services)	150	8,209
ManTech International Corp. - Class A* (Software)	30	1,176
Martin Marietta Materials (Building Materials)	90	7,243
Masco Corp. (Building Materials)	600	6,396
McDermott International, Inc.* (Engineering & Construction)	390	6,018
MDU Resources Group, Inc. (Electric)	300	5,979
MeadWestvaco Corp. (Forest Products & Paper)	270	6,947
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	60	7,834
Mine Safety Appliances Co. (Environmental Control)	60	1,690

See accompanying notes to the Schedules of Portfolio Investments.

Molex, Inc. (Electrical Components & Equipment)	120	2,436
Molex, Inc. - Class A (Electrical Components & Equipment)	120	2,048
Monster Worldwide, Inc.* (Internet)	210	3,793
Moog, Inc. - Class A* (Aerospace/Defense)	60	2,256
MSC Industrial Direct Co. - Class A (Retail)	60	3,416
Mueller Industries, Inc. (Metal Fabricate/Hardware)	60	1,764
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	270	815
Nalco Holding Co. (Environmental Control)	210	5,918
National Instruments Corp. (Computers)	90	3,131
Navigant Consulting Co.* (Commercial Services)	90	824
Navistar International Corp.* (Auto Manufacturers)	90	4,336
NeuStar, Inc.* (Telecommunications)	120	3,097
Nordson Corp. (Machinery - Diversified)	60	4,681
Norfolk Southern Corp. (Transportation)	600	36,894
Northrop Grumman Corp. (Aerospace/Defense)	450	28,444
Old Dominion Freight Line, Inc.* (Transportation)	90	2,525
Orbital Sciences Corp.* (Aerospace/Defense)	90	1,462
Oshkosh Truck Corp.* (Auto Manufacturers)	150	4,427
Overseas Shipholding Group, Inc. (Transportation)	30	1,003
Owens Corning, Inc.* (Building Materials)	180	4,867
Owens-Illinois, Inc.* (Packaging & Containers)	270	7,568
PACCAR, Inc. (Auto Manufacturers)	600	30,756
Packaging Corp. of America (Packaging & Containers)	180	4,397
Pactiv Corp.* (Packaging & Containers)	210	6,968
Pall Corp. (Miscellaneous Manufacturing)	180	7,681
Parker Hannifin Corp. (Miscellaneous Manufacturing)	270	20,668
Paychex, Inc. (Commercial Services)	540	14,958
Pentair, Inc. (Miscellaneous Manufacturing)	150	4,910
PerkinElmer, Inc. (Electronics)	180	4,221
PHH Corp.* (Commercial Services)	90	1,734
Plexus Corp.* (Electronics)	60	1,821
Precision Castparts Corp. (Metal Fabricate/Hardware)	240	32,779
Quanex Building Products Corp. (Building Materials)	60	1,081
Quanta Services, Inc.* (Commercial Services)	360	7,078
R.R. Donnelley & Sons Co. (Commercial Services)	330	6,088
Raytheon Co. (Aerospace/Defense)	630	29,030
Regal-Beloit Corp. (Hand/Machine Tools)	60	3,463
Republic Services, Inc. (Environmental Control)	510	15,203
Resources Connection, Inc. (Commercial Services)	90	1,457
Robert Half International, Inc. (Commercial Services)	240	6,506
Rock-Tenn Co. - Class A (Forest Products & Paper)	60	3,411
Rockwell Automation, Inc. (Machinery - Diversified)	240	14,969
Rockwell Collins, Inc. (Aerospace/Defense)	270	16,338
Roper Industries, Inc. (Miscellaneous Manufacturing)	150	10,414
Ryder System, Inc. (Transportation)	90	3,938
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	30	1,551
Sealed Air Corp. (Packaging & Containers)	270	6,250
Shaw Group, Inc.* (Engineering & Construction)	150	4,584
Sherwin-Williams Co. (Chemicals)	150	10,945
Silgan Holdings, Inc. (Packaging & Containers)	90	3,038
Simpson Manufacturing Co., Inc. (Building Materials)	60	1,595
Smith Corp. (Miscellaneous Manufacturing)	30	1,681
Sonoco Products Co. (Packaging & Containers)	150	5,025
Spirit Aerosystems Holdings, Inc. - Class A* (Aerospace/Defense)	180	3,895
SPX Corp. (Miscellaneous Manufacturing)	90	6,035
Stericycle, Inc.* (Environmental Control)	150	10,761
Teekay Shipping Corp. (Transportation)	60	1,908
Teledyne Technologies, Inc.* (Aerospace/Defense)	60	2,494
TeleTech Holdings, Inc.* (Commercial Services)	60	911
Temple-Inland, Inc. (Forest Products & Paper)	180	3,730
Terex Corp.* (Machinery - Construction & Mining)	180	4,041
Tetra Tech, Inc.* (Environmental Control)	90	1,895
Texas Industries, Inc. (Building Materials)	30	1,025
Textron, Inc. (Miscellaneous Manufacturing)	450	9,369
The Brink’s Co. (Miscellaneous Manufacturing)	90	2,124
The Corporate Executive Board Co. (Commercial Services)	60	1,874
Thomas & Betts Corp.* (Electronics)	90	3,920
Timken Co. (Metal Fabricate/Hardware)	120	4,970
Toro Co. (Housewares)	60	3,406
Total System Services, Inc. (Software)	330	5,151

See accompanying notes to the Schedules of Portfolio Investments.

Towers Watson & Co. - Class A (Commercial Services)	60	3,085
TransDigm Group, Inc.* (Aerospace/Defense Equipment)	60	3,976
Trimble Navigation, Ltd.* (Electronics)	210	7,526
Trinity Industries, Inc. (Miscellaneous Manufacturing)	120	2,728
TrueBlue, Inc.* (Commercial Services)	60	843
Tyco Electronics, Ltd. (Electronics)	750	23,760
Tyco International, Ltd. (Miscellaneous Manufacturing)	840	32,155
Union Pacific Corp. (Transportation)	840	73,651
United Parcel Service, Inc. - Class B (Transportation)	1,170	78,788
United Rentals, Inc.* (Commercial Services)	90	1,691
United Stationers, Inc.* (Distribution/Wholesale)	30	1,686
United Technologies Corp. (Aerospace/Defense)	1,440	107,669
URS Corp.* (Engineering & Construction)	150	5,839
USG Corp.* (Building Materials)	120	1,522
UTI Worldwide, Inc. (Transportation)	180	3,460
Valmont Industries, Inc. (Metal Fabricate/Hardware)	30	2,366
Valspar Corp. (Chemicals)	150	4,815
Veeco Instruments, Inc.* (Semiconductors)	60	2,511
Verisk Analytics, Inc. - Class A* (Commercial Services)	210	6,260
Vishay Intertechnology, Inc.* (Electronics)	300	3,390
VistaPrint N.V.* (Commercial Services)	60	2,524
Vulcan Materials Co. (Building Materials)	180	6,572
W.W. Grainger, Inc. (Distribution/Wholesale)	90	11,163
Wabtec Corp. (Machinery - Diversified)	90	4,216
Waste Connections, Inc. (Environmental Control)	120	4,889
Waste Management, Inc. (Environmental Control)	750	26,790
Watsco, Inc. (Distribution/Wholesale)	30	1,679
Werner Enterprises, Inc. (Transportation)	90	1,919
WESCO International, Inc.* (Distribution/Wholesale)	60	2,569
Weyerhaeuser Co. (Forest Products & Paper)	900	14,598
Woodward Governor Co. (Electronics)	90	2,821
World Fuel Services Corp. (Retail)	90	2,541
Wright Express Corp.* (Commercial Services)	60	2,263
Zebra Technologies Corp. - Class A* (Machinery - Diversified)	90	3,220

TOTAL COMMON STOCKS
(Cost $1,888,302)		2,644,677

	Principal
	Amount	Value

Repurchase Agreements (51.9%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $146,001 (Collateralized by $136,700 U.S. Treasury Notes, 3.50%, 5/15/20, total value $149,003)	$146,000	$146,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $549,006 (Collateralized by $558,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $560,486)	549,000	549,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $935,012 (Collateralized by $956,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $954,346)	935,000	935,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $126,002 (Collateralized by $126,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $129,623)	126,000	126,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $110,001 (Collateralized by $111,900 U.S. Treasury Notes, 0.88%, 12/31/10, total value $112,364)	110,000	110,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,866,000)		1,866,000

TOTAL INVESTMENT SECURITIES
(Cost $3,754,302)—125.5%		4,510,677
Net other assets (liabilities)—(25.5)%		(915,232)

NET ASSETS—100.0%		$3,595,445

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $340,000.

See accompanying notes to the Schedules of Portfolio Investments.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$1,234,506	$(11,657)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	1,515,612	(18,461)

		$(30,118)

Industrials UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Aerospace/Defense	$387,736	10.8%
Aerospace/Defense Equipment	6,642	0.2%
Auto Manufacturers	39,519	1.1%
Building Materials	35,400	1.0%
Chemicals	15,760	0.4%
Commercial Services	101,928	2.8%
Computers	54,150	1.5%
Distribution/Wholesale	29,452	0.8%
Diversified Financial Services	4,326	0.1%
Electric	5,979	0.2%
Electrical Components & Equipment	110,232	3.1%
Electronics	130,695	3.6%
Engineering & Construction	61,399	1.7%
Environmental Control	69,261	1.9%
Forest Products & Paper	30,311	0.8%
Hand/Machine Tools	13,667	0.4%
Household Products/Wares	12,972	0.4%
Housewares	3,406	0.1%
Internet	3,793	0.1%
Iron/Steel	1,551	NM
Machinery - Construction & Mining	98,973	2.8%
Machinery - Diversified	142,558	4.0%
Metal Fabricate/Hardware	44,786	1.2%
Miscellaneous Manufacturing	716,450	19.9%
Packaging & Containers	59,070	1.6%
Retail	5,957	0.2%
Semiconductors	2,511	0.1%
Software	77,402	2.2%
Telecommunications	12,063	0.3%
Textiles	6,511	0.2%
Transportation	358,317	10.0%
Trucking & Leasing	1,900	0.1%
Other**	950,768	26.4%

Total	$3,595,445	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Internet UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (71.3%)
Akamai Technologies, Inc.* (Internet)	14,322	$740,018
Allscripts Healthcare Solutions, Inc.* (Software)	25,482	486,451
Amazon.com, Inc.* (Internet)	10,044	1,658,666
Ariba, Inc.* (Internet)	19,716	370,266
Art Technology Group, Inc.* (Internet)	58,590	245,492
Blue Nile, Inc.* (Internet)	5,208	221,861
Check Point Software Technologies, Ltd.* (Internet)	17,298	739,489
Concur Technologies, Inc.* (Software)	7,998	412,857
Constant Contact, Inc.* (Internet)	11,346	260,958
DealerTrack Holdings, Inc.* (Internet)	14,322	276,701
Digital River, Inc.* (Internet)	10,044	374,239
E*TRADE Financial Corp.* (Diversified Financial Services)	30,690	438,867
EarthLink, Inc. (Internet)	31,248	280,920
eBay, Inc.* (Internet)	46,128	1,375,076
Ebix, Inc.* (Software)	11,718	289,435
Expedia, Inc. (Internet)	22,320	646,164
Google, Inc. - Class A* (Internet)	3,906	2,394,339
IAC/InterActiveCorp* (Internet)	14,136	394,394
Internap Network Services Corp.* (Internet)	33,480	167,400
j2 Global Communications, Inc.* (Internet)	12,648	333,275
Juniper Networks, Inc.* (Telecommunications)	30,876	1,000,074
Monster Worldwide, Inc.* (Internet)	27,714	500,515
Netflix, Inc.* (Internet)	4,278	742,233
NETGEAR, Inc.* (Telecommunications)	10,974	338,109
NIC, Inc. (Internet)	25,110	217,955
Priceline.com, Inc.* (Internet)	2,790	1,051,300
Quest Software, Inc.* (Software)	13,950	365,071
RealNetworks, Inc.* (Internet)	53,196	159,588
Salesforce.com, Inc.* (Software)	7,068	820,383
Sapient Corp. (Internet)	27,342	359,821
Sonus Networks, Inc.* (Telecommunications)	71,610	222,707
TD Ameritrade Holding Corp.* (Diversified Financial Services)	31,620	540,386
Tibco Software, Inc.* (Internet)	27,342	525,513
United Online, Inc. (Internet)	38,316	236,793
ValueClick, Inc.* (Internet)	23,436	322,479
VeriSign, Inc.* (Internet)	18,600	646,350
Vocus, Inc.* (Internet)	10,230	226,594
WebMD Health Corp.* (Internet)	8,184	427,860
Websense, Inc.* (Internet)	12,462	250,735
Yahoo!, Inc.* (Internet)	68,262	1,127,006

TOTAL COMMON STOCKS
(Cost $15,834,051)		22,188,340

	Principal
	Amount	Value

Repurchase Agreements (26.7%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $655,007 (Collateralized by $613,000 U.S. Treasury Notes, 3.50%, 5/15/20, total value $668,170)	$655,000	$655,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,441,029 (Collateralized by $2,481,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $2,492,052)	2,441,000	2,441,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,162,052 (Collateralized by $4,029,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $4,245,985)	4,162,000	4,162,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $562,007 (Collateralized by $559,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $575,071)	562,000	562,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $474,005 (Collateralized by $481,700 U.S. Treasury Notes, 0.88%, 12/31/10, total value $483,699)	474,000	474,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,294,000)		8,294,000

TOTAL INVESTMENT SECURITIES
(Cost $24,128,051)—98.0%		30,482,340
Net other assets (liabilities)—2.0%		613,798

NET ASSETS—100.0%		$31,096,138

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $4,060,000.

See accompanying notes to the Schedules of Portfolio Investments.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$10,202,921	$174,689
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	14,270,458	284,361

		$459,050

Internet UltraSector ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Diversified Financial Services	$979,253	3.1%
Internet	17,274,000	55.6%
Software	2,374,197	7.6%
Telecommunications	1,560,890	5.0%
Other**	8,907,798	28.7%

Total	$31,096,138	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Mobile Telecommunications UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (60.1%)
American Tower Corp.* (Telecommunications)	17,214	$888,415
Crown Castle International Corp.* (Telecommunications)	10,570	455,778
Leap Wireless International, Inc.* (Telecommunications)	2,718	31,012
MetroPCS Communications, Inc.* (Telecommunications)	10,872	113,177
NII Holdings, Inc. - Class B* (Telecommunications)	7,248	303,039
SBA Communications Corp. - Class A* (Telecommunications)	4,832	189,704
Sprint Nextel Corp.* (Telecommunications)	126,840	522,581
Telephone & Data Systems, Inc. (Telecommunications)	2,114	73,631
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	1,812	54,052
US Cellular Corp.* (Telecommunications)	604	28,062

TOTAL COMMON STOCKS
(Cost $1,981,711)		2,659,451

	Principal
	Amount	Value

Repurchase Agreements (24.2%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $84,001 (Collateralized by $78,700 U.S. Treasury Notes, 3.50%, 5/15/20, total value $85,783)	$84,000	$84,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $313,004 (Collateralized by $319,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $320,421)	313,000	313,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $536,007 (Collateralized by $549,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $548,050)	536,000	536,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $72,001 (Collateralized by $72,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $74,070)	72,000	72,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $64,001 (Collateralized by $65,100 U.S. Treasury Notes, 0.88%, 12/31/10, total value $65,370)	64,000	64,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,069,000)		1,069,000

TOTAL INVESTMENT SECURITIES
(Cost $3,050,711)—84.3%		3,728,451
Net other assets (liabilities)—15.7%		693,880

NET ASSETS—100.0%		$4,422,331

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $550,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$2,260,003	$(23,897)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	1,731,147	(32,348)

		$(56,245)

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Telecommunications	$2,659,451	60.1%
Other**	1,762,880	39.9%

Total	$4,422,331	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil & Gas UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (73.3%)
Anadarko Petroleum Corp. (Oil & Gas)	12,078	$743,642
Apache Corp. (Oil & Gas)	8,967	905,846
Atlas Energy, Inc.* (Oil & Gas)	1,830	53,290
Atwood Oceanics, Inc.* (Oil & Gas)	1,281	41,645
Baker Hughes, Inc. (Oil & Gas Services)	10,431	483,268
Berry Petroleum Co. - Class A (Oil & Gas)	1,098	37,563
Bill Barrett Corp.* (Oil & Gas)	915	34,541
Brigham Exploration Co.* (Oil & Gas)	2,928	61,752
Bristow Group, Inc.* (Transportation)	915	35,484
Cabot Oil & Gas Corp. (Oil & Gas)	2,562	74,247
Cameron International Corp.* (Oil & Gas Services)	5,856	256,200
CARBO Ceramics, Inc. (Oil & Gas Services)	549	45,990
Carrizo Oil & Gas, Inc.* (Oil & Gas)	732	17,290
Chart Industries, Inc.* (Machinery - Diversified)	732	17,056
Chesapeake Energy Corp. (Oil & Gas)	15,738	341,515
Chevron Corp. (Oil & Gas)	48,861	4,036,407
Cimarex Energy Co. (Oil & Gas)	2,013	154,498
Complete Production Services, Inc.* (Oil & Gas Services)	1,830	42,877
Comstock Resources, Inc.* (Oil & Gas)	1,098	24,540
Concho Resources, Inc.* (Oil & Gas)	2,196	150,799
ConocoPhillips (Oil & Gas)	33,855	2,010,987
Continental Resources, Inc.* (Oil & Gas)	732	34,792
Core Laboratories N.V. (Oil & Gas Services)	1,098	85,391
Denbury Resources, Inc.* (Oil & Gas)	9,699	165,077
Devon Energy Corp. (Oil & Gas)	10,065	654,426
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,647	108,965
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,013	68,885
Drill-Quip, Inc.* (Oil & Gas Services)	732	50,581
El Paso Corp. (Pipelines)	17,202	228,098
Energen Corp. (Gas)	1,830	81,691
EOG Resources, Inc. (Oil & Gas)	6,222	595,570
EQT Corp. (Oil & Gas)	3,660	137,030
EXCO Resources, Inc. (Oil & Gas)	4,209	62,419
Exterran Holdings, Inc.* (Oil & Gas Services)	1,464	36,849
Exxon Mobil Corp. (Oil & Gas)	124,623	8,283,691
First Solar, Inc.* (Energy - Alternate Sources)	1,281	176,368
FMC Technologies, Inc.* (Oil & Gas Services)	2,928	211,109
Forest Oil Corp.* (Oil & Gas)	2,745	84,354
Frontier Oil Corp. (Oil & Gas)	2,562	33,946
Global Industries, Ltd.* (Oil & Gas Services)	2,745	15,894
Halliburton Co. (Oil & Gas Services)	22,143	705,476
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,562	32,512
Helmerich & Payne, Inc. (Oil & Gas)	2,379	101,774
Hess Corp. (Oil & Gas)	7,137	449,845
Holly Corp. (Oil & Gas)	1,098	35,938
Key Energy Services, Inc.* (Oil & Gas Services)	3,111	30,643
Marathon Oil Corp. (Oil & Gas)	17,385	618,384
Mariner Energy, Inc.* (Oil & Gas)	2,562	63,845
Murphy Oil Corp. (Oil & Gas)	4,575	298,107
Nabors Industries, Ltd.* (Oil & Gas)	6,954	145,339
National Oilwell Varco, Inc. (Oil & Gas Services)	10,248	550,932
Newfield Exploration Co.* (Oil & Gas)	3,294	196,388
Noble Corp. (Oil & Gas)	6,222	214,846
Noble Energy, Inc. (Oil & Gas)	4,209	342,949
Occidental Petroleum Corp. (Oil & Gas)	19,764	1,554,043
Oceaneering International, Inc.* (Oil & Gas Services)	1,281	79,255
OGE Energy Corp. (Electric)	2,379	105,057
Oil States International, Inc.* (Oil & Gas Services)	1,281	65,485
Parker Drilling Co.* (Oil & Gas)	2,745	11,611
Patterson-UTI Energy, Inc. (Oil & Gas)	3,843	74,593
Penn Virginia Corp. (Oil & Gas)	1,098	16,272
Petrohawk Energy Corp.* (Oil & Gas)	7,320	124,513
Pioneer Natural Resources Co. (Oil & Gas)	2,196	153,281
Plains Exploration & Production Co.* (Oil & Gas)	3,477	96,904
Pride International, Inc.* (Oil & Gas)	3,843	116,520
QEP Resources, Inc. (Oil & Gas)	4,209	139,023
Quicksilver Resources, Inc.* (Oil & Gas)	2,928	43,832
Range Resources Corp. (Oil & Gas)	3,843	143,690
Rowan Cos., Inc.* (Oil & Gas)	2,745	90,310
SandRidge Energy, Inc.* (Oil & Gas)	9,150	50,050
Schlumberger, Ltd. (Oil & Gas Services)	33,306	2,327,756
SEACOR SMIT, Inc.* (Oil & Gas Services)	549	52,018
SM Energy Co. (Oil & Gas)	1,464	61,020
Southern Union Co. (Gas)	2,928	73,581
Southwestern Energy Co.* (Oil & Gas)	8,418	284,949
Sunoco, Inc. (Oil & Gas)	2,928	109,712
SunPower Corp. - Class A* (Energy - Alternate Sources)	1,281	17,473
SunPower Corp. - Class B* (Electrical Components & Equipment)	1,098	14,494
Superior Energy Services, Inc.* (Oil & Gas Services)	1,830	50,545
Swift Energy Co.* (Oil & Gas)	915	29,143
Tesoro Petroleum Corp. (Oil & Gas)	3,477	45,062
TETRA Technologies, Inc.* (Oil & Gas Services)	1,830	17,861
The Williams Cos., Inc. (Pipelines)	14,274	307,176
Tidewater, Inc. (Oil & Gas Services)	1,281	59,093
Transocean, Ltd.* (Oil & Gas)	7,869	498,580
Ultra Petroleum Corp.* (Oil & Gas)	3,660	150,609
Unit Corp.* (Oil & Gas)	1,098	43,075
Valero Energy Corp. (Oil & Gas)	13,725	246,364
Weatherford International, Ltd.* (Oil & Gas Services)	18,117	304,547

See accompanying notes to the Schedules of Portfolio Investments.

Whiting Petroleum Corp.* (Oil & Gas)	1,281	128,664

TOTAL COMMON STOCKS
(Cost $15,968,441)		32,157,712

	Principal
	Amount	Value

Repurchase Agreements (27.0%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $935,010 (Collateralized by $875,200 U.S. Treasury Notes, 3.50%, 5/15/20, total value $953,968)	$935,000	$935,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,480,041 (Collateralized by $3,536,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $3,551,751)	3,480,000	3,480,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,933,074 (Collateralized by $5,684,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $6,053,589)	5,933,000	5,933,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $802,010 (Collateralized by $797,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $819,914)	802,000	802,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $674,007 (Collateralized by $684,800 U.S. Treasury Notes, 0.88%, 12/31/10, total value $687,642)	674,000	674,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,824,000)		11,824,000

TOTAL INVESTMENT SECURITIES
(Cost $27,792,441)—100.3%		43,981,712
Net other assets (liabilities)—(0.3)%		(142,012)

NET ASSETS—100.0%		$43,839,700

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $5,860,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$9,664,316	$(32,688)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	23,950,641	(84,400)

		$(117,088)

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Electric	$105,057	0.2%
Electrical Components & Equipment	14,494	NM
Energy - Alternate Sources	193,841	0.5%
Gas	155,272	0.4%
Machinery - Diversified	17,056	NM
Oil & Gas	25,528,067	58.2%
Oil & Gas Services	5,573,167	12.7%
Pipelines	535,274	1.2%
Transportation	35,484	0.1%
Other**	11,681,988	26.7%

Total	$43,839,700	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Oil Equipment, Services & Distribution UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (76.2%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,848	$60,079
Baker Hughes, Inc. (Oil & Gas Services)	14,388	666,596
Bristow Group, Inc.* (Transportation)	1,188	46,071
Cameron International Corp.* (Oil & Gas Services)	8,184	358,050
CARBO Ceramics, Inc. (Oil & Gas Services)	660	55,288
Chart Industries, Inc.* (Machinery - Diversified)	924	21,529
Complete Production Services, Inc.* (Oil & Gas Services)	2,508	58,762
Core Laboratories N.V. (Oil & Gas Services)	1,452	112,922
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,244	148,463
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,772	94,858
Drill-Quip, Inc.* (Oil & Gas Services)	1,056	72,970
El Paso Corp. (Pipelines)	23,760	315,058
Exterran Holdings, Inc.* (Oil & Gas Services)	2,112	53,159
FMC Technologies, Inc.* (Oil & Gas Services)	4,092	295,033
Global Industries, Ltd.* (Oil & Gas Services)	3,696	21,400
Halliburton Co. (Oil & Gas Services)	30,624	975,681
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,564	45,227
Helmerich & Payne, Inc. (Oil & Gas)	3,300	141,174
Key Energy Services, Inc.* (Oil & Gas Services)	4,224	41,606
Nabors Industries, Ltd.* (Oil & Gas)	9,636	201,392
National Oilwell Varco, Inc. (Oil & Gas Services)	14,124	759,306
Noble Corp. (Oil & Gas)	8,712	300,825
Oceaneering International, Inc.* (Oil & Gas Services)	1,848	114,336
OGE Energy Corp. (Electric)	3,300	145,728
Oil States International, Inc.* (Oil & Gas Services)	1,716	87,722
Parker Drilling Co.* (Oil & Gas)	3,828	16,192
Patterson-UTI Energy, Inc. (Oil & Gas)	5,280	102,485
Pride International, Inc.* (Oil & Gas)	5,412	164,092
Rowan Cos., Inc.* (Oil & Gas)	3,828	125,941
Schlumberger, Ltd. (Oil & Gas Services)	46,068	3,219,693
SEACOR SMIT, Inc.* (Oil & Gas Services)	660	62,535
Superior Energy Services, Inc.* (Oil & Gas Services)	2,640	72,917
TETRA Technologies, Inc.* (Oil & Gas Services)	2,508	24,478
The Williams Cos., Inc. (Pipelines)	19,800	426,096
Tidewater, Inc. (Oil & Gas Services)	1,716	79,159
Transocean, Ltd.* (Oil & Gas)	10,824	685,809
Unit Corp.* (Oil & Gas)	1,584	62,140
Weatherford International, Ltd.* (Oil & Gas Services)	24,948	419,376

TOTAL COMMON STOCKS
(Cost $6,460,120)		10,654,148

	Principal
	Amount	Value

Repurchase Agreements (21.2%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $234,003 (Collateralized by $219,100 U.S. Treasury Notes, 3.50%, 5/15/20, total value $238,819)	$234,000	$234,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $874,010 (Collateralized by $888,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $891,956)	874,000	874,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,491,019 (Collateralized by $1,525,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $1,522,361)	1,491,000	1,491,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $200,002 (Collateralized by $199,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $204,721)	200,000	200,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $174,002 (Collateralized by $176,800 U.S. Treasury Notes, 0.88%, 12/31/10, total value $177,534)	174,000	174,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,973,000)		2,973,000

TOTAL INVESTMENT SECURITIES
(Cost $9,433,120)—97.4%		13,627,148
Net other assets (liabilities)—2.6%		361,623

NET ASSETS—100.0%		$13,988,771

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $1,017,000.

See accompanying notes to the Schedules of Portfolio Investments.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$1,427,055	$7,721
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	8,916,228	80,959

		$88,680

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Electric	$145,728	1.0%
Machinery - Diversified	21,529	0.2%
Oil & Gas	2,008,592	14.4%
Oil & Gas Services	7,691,074	55.0%
Pipelines	741,154	5.3%
Transportation	46,071	0.3%
Other**	3,334,623	23.8%

Total	$13,988,771	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Pharmaceuticals UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (53.2%)
Abbott Laboratories (Pharmaceuticals)	4,935	$253,264
Alkermes, Inc.* (Pharmaceuticals)	315	3,645
Allergan, Inc. (Pharmaceuticals)	980	70,962
Auxilium Pharmaceuticals, Inc.* (Healthcare - Products)	140	3,465
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,530	148,757
Cephalon, Inc.* (Pharmaceuticals)	245	16,278
Eli Lilly & Co. (Pharmaceuticals)	3,150	110,880
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	350	12,859
Forest Laboratories, Inc.* (Pharmaceuticals)	910	30,075
Hospira, Inc.* (Pharmaceuticals)	525	31,227
Johnson & Johnson (Healthcare - Products)	8,890	566,026
King Pharmaceuticals, Inc.* (Pharmaceuticals)	805	11,383
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	175	5,206
Merck & Co., Inc. (Pharmaceuticals)	9,870	358,084
Mylan Laboratories, Inc.* (Pharmaceuticals)	980	19,914
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	105	3,414
Perrigo Co. (Pharmaceuticals)	280	18,446
Pfizer, Inc. (Pharmaceuticals)	25,900	450,660
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	175	6,620
Talecris Biotherapeutics Holdings Corp.* (Pharmaceuticals)	210	5,149
Theravance, Inc.* (Pharmaceuticals)	210	4,280
Warner Chilcott PLC - Class A (Pharmaceuticals)	385	9,255
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	350	16,327

TOTAL COMMON STOCKS
(Cost $1,826,104)		2,156,176

	Principal
	Amount	Value

Repurchase Agreements (32.8%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $105,001 (Collateralized by $98,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $107,256)	$105,000	$105,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $392,005 (Collateralized by $399,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $400,777)	392,000	392,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $669,008 (Collateralized by $684,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $682,817)	669,000	669,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $90,001 (Collateralized by $90,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $92,587)	90,000	90,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $77,001 (Collateralized by $78,300 U.S. Treasury Notes, 0.88%, 12/31/10, total value $78,625)	77,000	77,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,333,000)		1,333,000

TOTAL INVESTMENT SECURITIES
(Cost $3,159,104)—86.0%		3,489,176
Net other assets (liabilities)—14.0%		565,727

NET ASSETS—100.0%		$4,054,903

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $530,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$1,725,924	$(25,216)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	2,187,408	(18,964)

		$(44,180)

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Healthcare - Products	$569,491	14.0%
Pharmaceuticals	1,586,685	39.2%
Other**	1,898,727	46.8%

Total	$4,054,903	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Precious Metals UltraSector ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (97.9%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,190,056 (Collateralized by $4,856,800 U.S. Treasury Notes, 3.50%, 5/15/20, total value $5,293,912)	$5,190,000	$5,190,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $19,279,225 (Collateralized by $19,662,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $19,666,652)	19,279,000	19,279,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $32,864,411 (Collateralized by $32,825,000 of various Federal National Mortgage Association Securities, 1.00%–3.25%, 2/19/13-4/9/13, total value $33,522,470)	32,864,000	32,864,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,448,056 (Collateralized by $4,412,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $4,538,845)	4,448,000	4,448,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,695,040 (Collateralized by $3,731,700 of various U.S. Treasury Notes, 0.88%–1.50%, 1/31/11-7/15/12, total value $3,769,055)	3,695,000	3,695,000

TOTAL REPURCHASE AGREEMENTS
(Cost $65,476,000)		65,476,000

TOTAL INVESTMENT SECURITIES
(Cost $65,476,000)—97.9%		65,476,000
Net other assets (liabilities)—2.1%		1,433,305

NET ASSETS—100.0%		$66,909,305

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $19,672,000.
‡	Represents the effective yield or interest rate in effect at October 31, 2010.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$34,364,534	$805,217
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	66,052,162	1,503,931

		$2,309,148

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Real Estate UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (75.6%)
Alexandria Real Estate Equities, Inc. (REIT)	4,158	$305,530
AMB Property Corp. (REIT)	14,175	399,593
American Campus Communities, Inc. (REIT)	5,481	173,364
Annaly Mortgage Management, Inc. (REIT)	52,353	927,172
Apartment Investment and Management Co. - Class A (REIT)	9,828	229,091
Avalonbay Communities, Inc. (REIT)	7,182	763,518
BioMed Realty Trust, Inc. (REIT)	10,962	201,153
Boston Properties, Inc. (REIT)	11,718	1,009,974
Brandywine Realty Trust (REIT)	11,151	133,477
BRE Properties, Inc. - Class A (REIT)	5,481	235,299
Brookfield Properties Corp. (Real Estate)	21,924	381,258
Camden Property Trust (REIT)	5,670	281,175
CB Richard Ellis Group, Inc. - Class A* (Real Estate)	24,948	457,796
CBL & Associates Properties, Inc. (REIT)	11,718	183,738
Chimera Investment Corp. (REIT)	69,930	286,713
Colonial Properties Trust (REIT)	6,048	108,441
CommonWealth REIT (REIT)	6,049	153,934
Corporate Office Properties Trust (REIT)	4,914	174,398
DCT Industrial Trust, Inc. (REIT)	17,766	89,008
Developers Diversified Realty Corp. (REIT)	16,065	207,238
DiamondRock Hospitality Co. (REIT)	13,041	137,974
Digital Realty Trust, Inc. (REIT)	7,371	440,270
Douglas Emmett, Inc. (REIT)	10,206	183,096
Duke-Weeks Realty Corp. (REIT)	20,790	259,251
DuPont Fabros Technology, Inc. (REIT)	4,914	123,341
EastGroup Properties, Inc. (REIT)	2,268	91,809
Entertainment Properties Trust (REIT)	3,969	183,487
Equity Lifestyle Properties, Inc. (REIT)	2,646	150,610
Equity Residential (REIT)	24,003	1,167,266
Essex Property Trust, Inc. (REIT)	2,457	277,543
Federal Realty Investment Trust (REIT)	5,103	418,344
Forest City Enterprises, Inc. - Class A* (Real Estate)	10,206	148,906
Forestar Group, Inc.* (Real Estate)	3,024	51,710
Franklin Street Properties Corp. (REIT)	6,048	80,741
Hatteras Financial Corp. (REIT)	3,780	110,678
HCP, Inc. (REIT)	26,082	939,213
Health Care REIT, Inc. (REIT)	10,395	531,184
Healthcare Realty Trust, Inc. (REIT)	5,292	127,749
Highwoods Properties, Inc. (REIT)	6,048	200,370
Home Properties, Inc. (REIT)	3,213	174,948
Hospitality Properties Trust (REIT)	10,395	237,110
Host Marriott Corp. (REIT)	55,566	882,944
Jones Lang LaSalle, Inc. (Real Estate)	3,591	280,313
Kilroy Realty Corp. (REIT)	4,347	148,537
Kimco Realty Corp. (REIT)	34,020	586,165
LaSalle Hotel Properties (REIT)	5,859	138,800
Lexington Realty Trust (REIT)	9,261	72,051
Liberty Property Trust (REIT)	9,639	322,521
Mack-Cali Realty Corp. (REIT)	6,615	222,132
MFA Financial, Inc. (REIT)	23,625	186,874
Mid-America Apartment Communities, Inc. (REIT)	2,835	173,020
National Retail Properties, Inc. (REIT)	6,993	189,510
Nationwide Health Properties, Inc. (REIT)	10,395	424,428
OMEGA Healthcare Investors, Inc. (REIT)	7,938	182,574
Plum Creek Timber Co., Inc. (Forest Products & Paper)	13,797	508,281
Post Properties, Inc. (REIT)	4,158	126,569
Potlatch Corp. (Forest Products & Paper)	3,402	115,838
ProLogis (REIT)	46,872	639,803
Public Storage, Inc. (REIT)	11,907	1,181,412
Rayonier, Inc. (Forest Products & Paper)	6,804	355,169
Realty Income Corp. (REIT)	8,883	304,509
Redwood Trust, Inc. (REIT)	5,859	83,081
Regency Centers Corp. (REIT)	6,993	294,965
Senior Housing Properties Trust (REIT)	10,773	257,367
Simon Property Group, Inc. (REIT)	24,759	2,377,359
SL Green Realty Corp. (REIT)	6,615	434,738
St. Joe Co.* (Real Estate)	7,749	156,452
Sunstone Hotel Investors, Inc.* (REIT)	8,316	90,229
Tanger Factory Outlet Centers, Inc. (REIT)	3,402	163,024
Taubman Centers, Inc. (REIT)	4,536	210,561
The Macerich Co. (REIT)	10,962	489,015
UDR, Inc. (REIT)	13,797	310,157
Ventas, Inc. (REIT)	13,230	708,599
Vornado Realty Trust (REIT)	15,309	1,337,853
Washington REIT (REIT)	5,292	169,503
Weingarten Realty Investors (REIT)	10,206	246,271

TOTAL COMMON STOCKS
(Cost $21,075,413)		27,108,094

	Principal
	Amount	Value

Repurchase Agreements (27.7%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $787,009 (Collateralized by $736,700 U.S. Treasury Notes, 3.50%, 5/15/20, total value $803,003)	$787,000	$787,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,928,034 (Collateralized by $2,974,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $2,987,248)	2,928,000	2,928,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,993,062 (Collateralized by $4,836,000 of various U.S. Government Agency Notes, 0.49%–3.25%, 10/26/12-4/9/13, total value $5,094,593)	4,993,000	4,993,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $675,009 (Collateralized by $671,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $690,291)	675,000	675,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $567,006 (Collateralized by $576,100 U.S. Treasury Notes, 0.88%, 12/31/10, total value $578,491)	567,000	567,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,950,000)		9,950,000

TOTAL INVESTMENT SECURITIES
(Cost $31,025,413)—103.3%		37,058,094
Net other assets (liabilities)—(3.3)%		(1,191,566)

NET ASSETS—100.0%		$35,866,528

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $5,174,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$12,505,140	$(227,024)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	14,297,133	(335,920)

		$(562,944)

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2010:
		% of
	Value	Net Assets

Forest Products & Paper	$979,288	2.7%
REIT	24,652,371	68.8%
Real Estate	1,476,435	4.1%
Other**	8,758,434	24.4%

Total	$35,866,528	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Semiconductor UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (74.0%)
Advanced Micro Devices, Inc.* (Semiconductors)	18,672	$136,866
Altera Corp. (Semiconductors)	10,114	315,658
Amkor Technology, Inc.* (Semiconductors)	3,501	25,242
Analog Devices, Inc. (Semiconductors)	10,114	340,538
Applied Materials, Inc. (Semiconductors)	44,735	552,925
Applied Micro Circuits Corp.* (Semiconductors)	2,334	23,503
Atheros Communications* (Telecommunications)	2,334	72,447
Atmel Corp.* (Semiconductors)	15,560	137,862
ATMI, Inc.* (Semiconductors)	1,167	20,621
Broadcom Corp. - Class A (Semiconductors)	15,171	618,067
Cabot Microelectronics Corp.* (Chemicals)	778	30,054
Cree Research, Inc.* (Semiconductors)	3,112	159,615
Cymer, Inc.* (Electronics)	778	28,747
Cypress Semiconductor Corp.* (Semiconductors)	5,446	76,789
Fairchild Semiconductor International, Inc.* (Semiconductors)	4,279	48,224
FormFactor, Inc.* (Semiconductors)	1,556	15,140
Integrated Device Technology, Inc.* (Semiconductors)	5,446	32,077
Intel Corp. (Semiconductors)	185,942	3,731,856
InterDigital, Inc.* (Telecommunications)	1,556	52,235
International Rectifier Corp.* (Semiconductors)	2,334	54,219
Intersil Corp. - Class A (Semiconductors)	4,279	56,012
KLA -Tencor Corp. (Semiconductors)	5,446	194,531
Lam Research Corp.* (Semiconductors)	4,279	195,935
Linear Technology Corp. (Semiconductors)	7,002	225,674
LSI Logic Corp.* (Semiconductors)	21,395	112,110
Marvell Technology Group, Ltd.* (Semiconductors)	17,894	345,533
Maxim Integrated Products, Inc. (Semiconductors)	10,114	219,069
MEMC Electronic Materials, Inc.* (Semiconductors)	7,780	99,740
Microchip Technology, Inc. (Semiconductors)	6,224	200,288
Micron Technology, Inc.* (Semiconductors)	33,454	276,665
Microsemi Corp.* (Semiconductors)	2,723	54,460
National Semiconductor Corp. (Semiconductors)	7,780	106,586
Netlogic Microsystems, Inc.* (Semiconductors)	1,945	58,467
Novellus Systems, Inc.* (Semiconductors)	3,112	90,902
NVIDIA Corp.* (Semiconductors)	19,061	229,304
OmniVision Technologies, Inc.* (Semiconductors)	1,945	52,768
ON Semiconductor Corp.* (Semiconductors)	14,393	110,394
PMC-Sierra, Inc.* (Semiconductors)	7,780	59,828
Rambus, Inc.* (Semiconductors)	3,890	76,905
RF Micro Devices, Inc.* (Telecommunications)	8,947	65,224
SanDisk Corp.* (Computers)	7,780	292,372
Semtech Corp.* (Semiconductors)	1,945	41,642
Silicon Laboratories, Inc.* (Semiconductors)	1,556	62,084
Skyworks Solutions, Inc.* (Semiconductors)	5,835	133,680
Teradyne, Inc.* (Semiconductors)	6,224	69,958
Tessera Technologies, Inc.* (Semiconductors)	1,556	30,700
Texas Instruments, Inc. (Semiconductors)	40,067	1,184,781
TriQuint Semiconductor, Inc.* (Semiconductors)	5,057	52,087
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,334	76,252
Xilinx, Inc. (Semiconductors)	8,558	229,440
Zoran Corp.* (Semiconductors)	1,556	11,016

TOTAL COMMON STOCKS
(Cost $9,407,094)		11,487,092

	Principal
	Amount	Value

Repurchase Agreements (24.0%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $294,003 (Collateralized by $275,200 U.S. Treasury Notes, 3.50%, 5/15/20, total value $299,968)	$294,000	$294,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,097,013 (Collateralized by $1,116,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $1,120,971)	1,097,000	1,097,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,870,024 (Collateralized by $1,912,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $1,908,692)	1,870,000	1,870,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $251,003 (Collateralized by $250,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $257,188)	251,000	251,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $217,002 (Collateralized by $220,500 U.S. Treasury Notes, 0.88%, 12/31/10, total value $221,415)	217,000	217,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,729,000)		3,729,000

TOTAL INVESTMENT SECURITIES
(Cost $13,136,094)—98.0%		15,216,092
Net other assets (liabilities)—2.0%		314,082

NET ASSETS—100.0%		$15,530,174

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $1,670,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$5,347,105	$149,930
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	6,546,225	189,160

		$339,090

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Chemicals	$30,054	0.2%
Computers	292,372	1.9%
Electronics	28,747	0.2%
Semiconductors	10,946,013	70.5%
Telecommunications	189,906	1.2%
Other**	4,043,082	26.0%

Total	$15,530,174	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Technology UltraSector ProFund	October 31, 2010
(unaudited)
	Shares	Value

Common Stocks (77.2%)
ACI Worldwide, Inc.* (Software)	222	$5,410
Adobe Systems, Inc.* (Software)	2,442	68,742
ADTRAN, Inc. (Telecommunications)	222	7,164
Advanced Micro Devices, Inc.* (Semiconductors)	2,664	19,527
Advent Software, Inc.* (Software)	222	11,926
Akamai Technologies, Inc.* (Internet)	888	45,883
Allscripts Healthcare Solutions, Inc.* (Software)	888	16,952
Altera Corp. (Semiconductors)	1,554	48,500
Amdocs, Ltd.* (Telecommunications)	888	27,244
Amkor Technology, Inc.* (Semiconductors)	444	3,201
Analog Devices, Inc. (Semiconductors)	1,554	52,323
ANSYS, Inc.* (Software)	444	20,091
AOL, Inc.* (Internet)	444	11,846
Apple Computer, Inc.* (Computers)	4,440	1,335,863
Applied Materials, Inc. (Semiconductors)	6,438	79,574
Applied Micro Circuits Corp.* (Semiconductors)	222	2,236
Ariba, Inc.* (Internet)	444	8,338
Arris Group, Inc.* (Telecommunications)	666	6,200
athenahealth, Inc.* (Software)	222	8,873
Atheros Communications* (Telecommunications)	444	13,782
Atmel Corp.* (Semiconductors)	2,220	19,669
ATMI, Inc.* (Semiconductors)	222	3,923
Autodesk, Inc.* (Software)	1,110	40,160
Blackboard, Inc.* (Software)	222	9,266
BMC Software, Inc.* (Software)	888	40,368
Brightpoint, Inc.* (Distribution/Wholesale)	444	3,326
Broadcom Corp. - Class A (Semiconductors)	2,220	90,443
Brocade Communications Systems, Inc.* (Computers)	2,220	14,030
CA, Inc. (Software)	1,998	46,374
Cabot Microelectronics Corp.* (Chemicals)	222	8,576
CACI International, Inc. - Class A* (Computers)	222	11,127
Cadence Design Systems, Inc.* (Computers)	1,332	11,282
Cerner Corp.* (Software)	444	38,996
Check Point Software Technologies, Ltd.* (Internet)	888	37,962
Ciena Corp.* (Telecommunications)	444	6,167
Cisco Systems, Inc.* (Telecommunications)	27,972	638,601
Citrix Systems, Inc.* (Software)	888	56,894
Cognizant Technology Solutions Corp.* (Computers)	1,554	101,305
Computer Sciences Corp. (Computers)	666	32,667
Compuware Corp.* (Software)	1,110	11,111
Comtech Telecommunications Corp. (Telecommunications)	222	6,842
Concur Technologies, Inc.* (Software)	222	11,460
Corning, Inc. (Telecommunications)	7,548	137,977
Cree Research, Inc.* (Semiconductors)	444	22,773
CSG Systems International, Inc.* (Software)	222	4,316
Cymer, Inc.* (Electronics)	222	8,203
Cypress Semiconductor Corp.* (Semiconductors)	888	12,521
Dell, Inc.* (Computers)	8,436	121,310
Diebold, Inc. (Computers)	222	6,804
Digital River, Inc.* (Internet)	222	8,272
DST Systems, Inc. (Computers)	222	9,606
EarthLink, Inc. (Internet)	444	3,992
Electronics for Imaging, Inc.* (Computers)	222	3,039
EMC Corp.* (Computers)	9,990	209,890
Emulex Corp.* (Semiconductors)	444	5,062
Equinix, Inc.* (Internet)	222	18,701
F5 Networks, Inc.* (Internet)	444	52,259
Fair Isaac Corp. (Software)	222	5,337
Fairchild Semiconductor International, Inc.* (Semiconductors)	666	7,506
FormFactor, Inc.* (Semiconductors)	222	2,160
Gartner Group, Inc.* (Commercial Services)	444	14,070
Google, Inc. - Class A* (Internet)	1,110	680,419
Harmonic, Inc.* (Telecommunications)	444	3,099
Harris Corp. (Telecommunications)	666	30,097
Hewlett-Packard Co. (Computers)	11,322	476,203
IAC/InterActiveCorp* (Internet)	444	12,388
Informatica Corp.* (Software)	444	18,066
Ingram Micro, Inc. - Class A* (Distribution/Wholesale)	666	11,762
Insight Enterprises, Inc.* (Retail)	222	3,357
Integrated Device Technology, Inc.* (Semiconductors)	666	3,923
Intel Corp. (Semiconductors)	27,084	543,576
InterDigital, Inc.* (Telecommunications)	222	7,453
Intermec, Inc.* (Machinery - Diversified)	222	2,586
International Business Machines Corp. (Computers)	6,216	892,618
International Rectifier Corp.* (Semiconductors)	444	10,314
Intersil Corp. - Class A (Semiconductors)	666	8,718
Intuit, Inc.* (Software)	1,332	63,936
j2 Global Communications, Inc.* (Internet)	222	5,850
JDA Software Group, Inc.* (Software)	222	5,617
JDS Uniphase Corp.* (Telecommunications)	1,110	11,666
Juniper Networks, Inc.* (Telecommunications)	2,664	86,287
KLA -Tencor Corp. (Semiconductors)	888	31,719
Lam Research Corp.* (Semiconductors)	666	30,496
Lexmark International, Inc. - Class A* (Computers)	444	16,885

See accompanying notes to the Schedules of Portfolio Investments.

Linear Technology Corp. (Semiconductors)	1,110	35,775
LSI Logic Corp.* (Semiconductors)	3,108	16,286
Marvell Technology Group, Ltd.* (Semiconductors)	2,664	51,442
Maxim Integrated Products, Inc. (Semiconductors)	1,554	33,660
McAfee, Inc.* (Internet)	666	31,502
MEMC Electronic Materials, Inc.* (Semiconductors)	1,110	14,230
Mentor Graphics Corp.* (Computers)	444	4,795
Microchip Technology, Inc. (Semiconductors)	888	28,576
Micron Technology, Inc.* (Semiconductors)	4,884	40,391
Micros Systems, Inc.* (Computers)	444	20,153
Microsemi Corp.* (Semiconductors)	444	8,880
Microsoft Corp. (Software)	37,518	999,479
Motorola, Inc.* (Telecommunications)	10,434	85,037
National Semiconductor Corp. (Semiconductors)	1,110	15,207
NCR Corp.* (Computers)	666	9,138
NetApp, Inc.* (Computers)	1,776	94,572
Netlogic Microsystems, Inc.* (Semiconductors)	222	6,673
Novell, Inc.* (Software)	1,776	10,532
Novellus Systems, Inc.* (Semiconductors)	444	12,969
Nuance Communications, Inc.* (Software)	1,110	17,438
NVIDIA Corp.* (Semiconductors)	2,664	32,048
OmniVision Technologies, Inc.* (Semiconductors)	222	6,023
ON Semiconductor Corp.* (Semiconductors)	1,998	15,325
Oracle Corp. (Software)	18,648	548,251
Parametric Technology Corp.* (Software)	666	14,299
Pitney Bowes, Inc. (Office/Business Equipment)	1,110	24,353
Plantronics, Inc. (Telecommunications)	222	7,965
PMC-Sierra, Inc.* (Semiconductors)	1,110	8,536
Polycom, Inc.* (Telecommunications)	444	14,998
Progress Software Corp.* (Software)	222	8,296
QLogic Corp.* (Semiconductors)	444	7,801
Qualcomm, Inc. (Telecommunications)	7,770	350,660
Quality Systems, Inc. (Software)	222	14,266
Quest Software, Inc.* (Software)	222	5,810
Rackspace Hosting, Inc.* (Internet)	444	11,082
Rambus, Inc.* (Semiconductors)	444	8,778
Red Hat, Inc.* (Software)	888	37,527
RF Micro Devices, Inc.* (Telecommunications)	1,332	9,710
Riverbed Technology, Inc.* (Computers)	444	25,548
Rovi Corp.* (Semiconductors)	444	22,489
SAIC, Inc.* (Commercial Services)	1,776	27,599
Salesforce.com, Inc.* (Software)	666	77,303
SanDisk Corp.* (Computers)	1,110	41,714
SAVVIS, Inc.* (Telecommunications)	222	5,326
Seagate Technology* (Computers)	2,220	32,523
Semtech Corp.* (Semiconductors)	222	4,753
Silicon Laboratories, Inc.* (Semiconductors)	222	8,858
Skyworks Solutions, Inc.* (Semiconductors)	888	20,344
Solera Holdings, Inc. (Software)	444	21,334
Sonus Networks, Inc.* (Telecommunications)	1,110	3,452
SRA International, Inc. - Class A* (Computers)	222	4,442
Symantec Corp.* (Internet)	3,774	61,063
Synaptics, Inc.* (Computers)	222	5,978
Syniverse Holdings, Inc.* (Telecommunications)	444	13,538
Synopsys, Inc.* (Computers)	666	17,036
Tech Data Corp.* (Distribution/Wholesale)	222	9,544
Tekelec* (Telecommunications)	222	2,890
Tellabs, Inc. (Telecommunications)	1,776	12,112
Teradata Corp.* (Computers)	888	34,952
Teradyne, Inc.* (Semiconductors)	888	9,981
Tessera Technologies, Inc.* (Semiconductors)	222	4,380
Texas Instruments, Inc. (Semiconductors)	5,772	170,678
Tibco Software, Inc.* (Internet)	888	17,067
TriQuint Semiconductor, Inc.* (Semiconductors)	666	6,860
Unisys Corp.* (Computers)	222	5,117
United Online, Inc. (Internet)	444	2,744
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	444	14,505
VeriFone Systems, Inc.* (Software)	444	15,020
VeriSign, Inc.* (Internet)	888	30,858
VMware, Inc. - Class A* (Software)	444	33,948
Websense, Inc.* (Internet)	222	4,467
Western Digital Corp.* (Computers)	1,110	35,542
Xerox Corp. (Office/Business Equipment)	6,660	77,922
Xilinx, Inc. (Semiconductors)	1,332	35,711
Yahoo!, Inc.* (Internet)	6,216	102,626
Zoran Corp.* (Semiconductors)	222	1,572

TOTAL COMMON STOCKS
(Cost $7,412,538)		10,329,316

	Principal
	Amount	Value

Repurchase Agreements (21.1%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $222,002 (Collateralized by $207,900 U.S. Treasury Notes, 3.50%, 5/15/20, total value $226,611)	$222,000	$222,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $827,010 (Collateralized by $841,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $844,746)	827,000	827,000

See accompanying notes to the Schedules of Portfolio Investments.

HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,412,018 (Collateralized by $1,444,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $1,441,502)	1,412,000	1,412,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $190,002 (Collateralized by $189,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $194,434)	190,000	190,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $166,002 (Collateralized by $167,700 U.S. Treasury Notes, 0.88%, 12/31/10, total value $168,396)	166,000	166,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,817,000)		2,817,000

TOTAL INVESTMENT SECURITIES
(Cost $10,229,538)—98.3%		13,146,316
Net other assets (liabilities)—1.7%		230,875

NET ASSETS—100.0%		$13,377,191

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $861,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$2,659,999	$23,521
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	7,121,900	59,224

		$82,745

Technology UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Chemicals	$8,576	0.1%
Commercial Services	41,669	0.3%
Computers	3,574,139	26.6%
Distribution/Wholesale	24,632	0.2%
Electronics	8,203	0.1%
Internet	1,147,319	8.6%
Machinery - Diversified	2,586	NM
Office/Business Equipment	102,275	0.8%
Retail	3,357	NM
Semiconductors	1,640,895	12.3%
Software	2,287,398	17.1%
Telecommunications	1,488,267	11.1%
Other**	3,047,875	22.8%

Total	$13,377,191	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Telecommunications UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (53.5%)
AboveNet, Inc.* (Internet)	188	$10,695
American Tower Corp.* (Telecommunications)	2,914	150,392
AT&T, Inc. (Telecommunications)	43,428	1,237,698
CenturyTel, Inc. (Telecommunications)	2,162	89,464
Cincinnati Bell, Inc.* (Telecommunications)	1,504	3,685
Crown Castle International Corp.* (Telecommunications)	1,786	77,012
Frontier Communications Corp. (Telecommunications)	7,332	64,375
Leap Wireless International, Inc.* (Telecommunications)	470	5,363
Leucadia National Corp.* (Holding Companies - Diversified)	1,410	35,842
Level 3 Communications, Inc.* (Telecommunications)	12,126	11,734
MetroPCS Communications, Inc.* (Telecommunications)	1,786	18,592
NII Holdings, Inc. - Class B* (Telecommunications)	1,222	51,092
Qwest Communications International, Inc. (Telecommunications)	10,340	68,244
SBA Communications Corp. - Class A* (Telecommunications)	846	33,214
Sprint Nextel Corp.* (Telecommunications)	21,526	88,687
Telephone & Data Systems, Inc. (Telecommunications)	376	13,096
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	282	8,412
tw telecom, Inc.* (Telecommunications)	1,128	20,755
US Cellular Corp.* (Telecommunications)	94	4,367
Verizon Communications, Inc. (Telecommunications)	20,680	671,480
Virgin Media, Inc. (Telecommunications)	2,162	54,980
Windstream Corp. (Telecommunications)	3,572	45,221

TOTAL COMMON STOCKS
(Cost $2,283,352)		2,764,400

	Principal
	Amount	Value

Repurchase Agreements (26.0%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $105,001 (Collateralized by $98,400 U.S. Treasury Notes, 3.50%, 5/15/20, total value $107,256)	$105,000	$105,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $394,005 (Collateralized by $401,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $402,786)	394,000	394,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $673,008 (Collateralized by $689,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $687,808)	673,000	673,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $90,001 (Collateralized by $90,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $92,588)	90,000	90,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $82,001 (Collateralized by $84,600 U.S. Treasury Notes, 0.88%, 12/31/10, total value $84,951)	82,000	82,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,344,000)		1,344,000

TOTAL INVESTMENT SECURITIES
(Cost $3,627,352)—79.5%		4,108,400
Net other assets (liabilities)—20.5%		1,058,310

NET ASSETS—100.0%		$5,166,710

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $581,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$2,128,496	$2,355
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	2,859,063	7,279

		$9,634

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Holding Companies - Diversified	$35,842	0.7%
Internet	10,695	0.2%
Telecommunications	2,717,863	52.6%
Other**	2,402,310	46.5%

Total	$5,166,710	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Utilities UltraSector ProFund	October 31, 2010
(unaudited)

	Shares	Value

Common Stocks (73.6%)
AGL Resources, Inc. (Gas)	2,130	$83,624
Allegheny Energy, Inc. (Electric)	4,686	108,715
ALLETE, Inc. (Electric)	852	30,996
Alliant Energy Corp. (Electric)	3,124	114,120
Ameren Corp. (Electric)	6,532	189,297
American Electric Power, Inc. (Electric)	13,348	499,749
American Water Works Co., Inc. (Water)	4,828	115,293
Aqua America, Inc. (Water)	3,834	82,546
Atmos Energy Corp. (Gas)	2,556	75,274
Avista Corp. (Electric)	1,562	34,114
Black Hills Corp. (Electric)	1,136	36,170
California Water Service Group (Water)	568	21,209
Calpine Corp.* (Electric)	9,798	122,475
CenterPoint Energy, Inc. (Electric)	10,934	181,067
Cleco Corp. (Electric)	1,704	53,284
CMS Energy Corp. (Electric)	6,390	117,448
Consolidated Edison, Inc. (Electric)	7,810	388,313
Constellation Energy Group, Inc. (Electric)	4,970	150,293
Covanta Holding Corp. (Energy - Alternate Sources)	3,692	58,260
Dominion Resources, Inc. (Electric)	16,472	715,873
DPL, Inc. (Electric)	3,266	85,243
DTE Energy Co. (Electric)	4,686	219,117
Duke Energy Corp. (Electric)	36,352	661,970
Dynegy, Inc.* (Electric)	2,840	13,178
Edison International (Electric)	8,378	309,148
El Paso Electric Co.* (Electric)	1,278	31,439
Entergy Corp. (Electric)	5,254	391,581
Exelon Corp. (Electric)	18,318	747,741
FirstEnergy Corp. (Electric)	8,520	309,446
Great Plains Energy, Inc. (Electric)	3,834	72,961
Hawaiian Electric Industries, Inc. (Electric)	2,556	57,612
IDACORP, Inc. (Electric)	1,278	47,030
Integrys Energy Group, Inc. (Electric)	2,130	113,295
ITC Holdings Corp. (Electric)	1,420	88,906
Laclede Group, Inc. (Gas)	568	19,943
Mirant Corp.* (Electric)	3,976	42,185
National Fuel Gas Co. (Pipelines)	1,988	109,698
New Jersey Resources Corp. (Gas)	1,136	45,997
NextEra Energy, Inc. (Electric)	11,502	633,070
Nicor, Inc. (Gas)	1,278	60,871
NiSource, Inc. (Electric)	7,668	132,733
Northeast Utilities System (Electric)	4,828	151,020
Northwest Natural Gas Co. (Gas)	710	34,996
NorthWestern Corp. (Electric)	994	29,591
NRG Energy, Inc.* (Electric)	7,100	141,361
NSTAR (Electric)	2,840	118,456
NV Energy, Inc. (Electric)	6,532	89,227
ONEOK, Inc. (Gas)	2,698	134,414
Pepco Holdings, Inc. (Electric)	6,248	120,337
PG&E Corp. (Electric)	10,934	522,864
Piedmont Natural Gas Co., Inc. (Gas)	1,846	54,439
Pinnacle West Capital Corp. (Electric)	2,982	122,739
PNM Resources, Inc. (Electric)	2,130	25,113
Portland General Electric Co. (Electric)	2,130	44,517
PPL Corp. (Electric)	13,348	359,061
Progress Energy, Inc. (Electric)	8,094	364,230
Public Service Enterprise Group, Inc. (Electric)	14,200	459,370
Questar Corp. (Pipelines)	4,828	81,931
RRI Energy, Inc.* (Electric)	9,798	36,841
SCANA Corp. (Electric)	3,124	127,584
Sempra Energy (Gas)	6,390	341,737
South Jersey Industries, Inc. (Gas)	852	42,907
Southern Co. (Electric)	22,862	865,784
Southwest Gas Corp. (Gas)	1,278	44,423
Spectra Energy Corp. (Pipelines)	18,034	428,668
TECO Energy, Inc. (Electric)	5,680	99,911
The AES Corp.* (Electric)	22,152	264,495
UGI Corp. (Gas)	2,982	89,728
Unisource Energy Corp. (Electric)	994	34,860
Vectren Corp. (Gas)	2,272	62,207
Westar Energy, Inc. (Electric)	3,124	79,037
WGL Holdings, Inc. (Gas)	1,420	54,741
Wisconsin Energy Corp. (Electric)	3,266	194,458
Xcel Energy, Inc. (Electric)	12,638	301,543

TOTAL COMMON STOCKS (Cost $11,038,319)		13,293,874

	Principal
	Amount	Value

Repurchase Agreements (29.3%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $417,005 (Collateralized by $390,300 U.S. Treasury Notes, 3.50%, 5/15/20, total value $425,427)	$417,000	$417,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,554,018 (Collateralized by $1,580,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $1,587,038)	1,554,000	1,554,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,651,033 (Collateralized by $2,616,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $2,706,485)	2,651,000	2,651,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $357,004 (Collateralized by $356,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $366,235)	357,000	357,000

See accompanying notes to the Schedules of Portfolio Investments.

UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $304,003 (Collateralized by $308,900 U.S. Treasury Notes, 0.88%, 12/31/10, total value $310,182)	304,000	304,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,283,000)		5,283,000

TOTAL INVESTMENT SECURITIES (Cost $16,321,319)—102.9%		18,576,874
Net other assets (liabilities)—(2.9)%		(516,062)

NET ASSETS—100.0%		$18,060,812

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,424,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$3,077,442	$2,721
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	10,744,481	9,975

		$12,696

Utilities UltraSector ProFund invested in the following industries as of October 31, 2010:

		% of
	Value	Net Assets

Electric	$11,250,968	62.4%
Energy - Alternate Sources	58,260	0.3%
Gas	1,145,301	6.3%
Pipelines	620,297	3.4%
Water	219,048	1.2%
Other**	4,766,938	26.4%

Total	$18,060,812	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Oil & Gas ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (108.7%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $128,002 (Collateralized by $120,000 U.S. Treasury Notes, 3.50%, 5/15/20, total value $130,800)	$128,000	$128,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $478,006 (Collateralized by $487,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $489,169)	478,000	478,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $817,010 (Collateralized by $836,000 Federal Farm Credit Bank, 0.49%, 10/26/12, total value $834,554)	817,000	817,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $110,001 (Collateralized by $110,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $113,163)	110,000	110,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $97,001 (Collateralized by $98,700 U.S. Treasury Notes, 0.88%, 12/31/10, total value $99,110)	97,000	97,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,630,000)		1,630,000

TOTAL INVESTMENT SECURITIES (Cost $1,630,000)—108.7%		1,630,000
Net other assets (liabilities)—(8.7)%		(130,544)

NET ASSETS—100.0%		$1,499,456

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $493,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(919,085)	$3,524
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(581,292)	2,421

		$5,945

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Precious Metals ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (105.9%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $829,009 (Collateralized by $775,900 U.S. Treasury Notes, 3.50%, 5/15/20, total value $845,731)	$829,000	$829,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,087,036 (Collateralized by $3,137,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $3,150,974)	3,087,000	3,087,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $5,264,066 (Collateralized by $5,108,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $5,369,724)	5,264,000	5,264,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $711,009 (Collateralized by $706,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $726,298)	711,000	711,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $599,006 (Collateralized by $599,500 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $611,153)	599,000	599,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,490,000)		10,490,000

TOTAL INVESTMENT SECURITIES (Cost $10,490,000)—105.9%		10,490,000
Net other assets (liabilities)—(5.9)%		(588,243)

NET ASSETS—100.0%		$9,901,757

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,343,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(6,452,422)	$(164,811)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(3,416,636)	(86,176)

		$(250,987)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Short Real Estate ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (97.4%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,008,011 (Collateralized by $943,500 U.S. Treasury Notes, 3.50%, 5/15/20, total value $1,028,415)	$1,008,000	$1,008,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,748,044 (Collateralized by $3,808,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $3,824,963)	3,748,000	3,748,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $6,391,080 (Collateralized by $6,185,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $6,520,205)	6,391,000	6,391,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $864,010 (Collateralized by $858,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $882,668)	864,000	864,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $724,008 (Collateralized by $723,900 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $738,634)	724,000	724,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,735,000)		12,735,000

TOTAL INVESTMENT SECURITIES (Cost $12,735,000)—97.4%		12,735,000
Net other assets (liabilities)—2.6%		342,177

NET ASSETS—100.0%		$13,077,177

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,320,000.

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(5,082,321)	$102,300
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(7,973,222)	212,347

		$314,647

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
U.S. Government Plus ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

U.S. Treasury Obligations (58.5%)
U.S. Treasury Bonds, 3.875%, 8/15/40	$51,000,000	$49,964,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,615,051)		49,964,063

Repurchase Agreements (45.5%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,077,033 (Collateralized by $2,879,600 U.S. Treasury Notes, 3.50%, 5/15/20, total value $3,138,764)	3,077,000	3,077,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $11,436,133 (Collateralized by $11,676,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $11,666,692)	11,436,000	11,436,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $19,493,244 (Collateralized by $19,696,000 of various U.S. Government Agency Obligations, 0.49%–3.25%, 10/26/12-4/9/13, total value $19,883,720)	19,493,000	19,493,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,638,033 (Collateralized by $2,617,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $2,692,239)	2,638,000	2,638,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,193,024 (Collateralized by $2,228,000 of various U.S. Treasury Notes, 0.88%, 12/31/10-1/31/11, total value $2,237,070)	2,193,000	2,193,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,837,000)		38,837,000

TOTAL INVESTMENT SECURITIES (Cost $88,452,051)—104.0%		88,801,063
Net other assets (liabilities)—(4.0)%		(3,454,486)

NET ASSETS—100.0%		$85,346,577

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $4,972,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2010.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contract expiring 12/22/10 (Underlying notional amount at value $1,963,125)	15	$11,229

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.875% due 8/15/40	$53,882,813	$(3,356,056)
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.875% due 8/15/40	1,371,563	(414,186)

		$(3,770,242)

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity 10 ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (96.9%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $4,242,046 (Collateralized by $3,969,600 U.S. Treasury Notes, 3.50%, 5/15/20, total value $4,326,864)	$4,242,000	$4,242,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $15,757,184 (Collateralized by $16,089,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $16,073,733)	15,757,000	15,757,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $26,860,336 (Collateralized by $27,157,000 of various Federal National Mortgage Association Securities, 1.00%–3.25%, 2/19/13-4/9/13, total value $27,398,519)	26,860,000	26,860,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,635,045 (Collateralized by $3,605,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $3,708,644)	3,635,000	3,635,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $3,020,033 (Collateralized by $3,068,000 of various U.S. Treasury Notes, 0.88%, 12/31/10-1/31/11, total value $3,080,483)	3,020,000	3,020,000

TOTAL REPURCHASE AGREEMENTS (Cost $53,514,000)		53,514,000

	Contracts	Value

Options Purchased (NM)
10-Year U.S. Treasury Note Call Option, exercise @ 170, expiring 11/26/10	50	114

TOTAL OPTIONS PURCHASED (Cost $887)		114

TOTAL INVESTMENT SECURITIES (Cost $53,514,887)—96.9%		53,514,114
Net other assets (liabilities)—3.1%		1,715,728

NET ASSETS—100.0%		$55,229,842

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $5,500,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
10-Year U.S. Treasury Note Futures Contract expiring 12/22/10 (Underlying notional amount at value $2,652,234)	21	$(7,043)

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Credit Suisse Capital LLC, based on the 10-Year U.S. Treasury Note, 2.625% due 8/15/20	$(53,266,500)	$977,960

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising Rates Opportunity ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (92.3%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $14,783,160 (Collateralized by $13,833,800 U.S. Treasury Notes, 3.50%, 5/15/20, total value $15,078,842)	$14,783,000	$14,783,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $54,913,641 (Collateralized by $56,078,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $56,013,102)	54,913,000	54,913,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $93,607,170 (Collateralized by $95,060,700 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-2/19/13, total value $95,478,924)	93,606,000	93,606,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $12,671,158 (Collateralized by $12,565,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $12,926,244)	12,671,000	12,671,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $10,514,114 (Collateralized by $10,668,400 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $10,724,475)	10,514,000	10,514,000

TOTAL REPURCHASE AGREEMENTS (Cost $186,487,000)		186,487,000

	Contracts	Value

Options Purchased (NM)
30-Year U.S. Treasury Bond Call Option, exercise @ 190, expiring 11/26/10	200	456

TOTAL OPTIONS PURCHASED (Cost $3,549)		456

TOTAL INVESTMENT SECURITIES (Cost $186,490,549)—92.3%		186,487,456
Net other assets (liabilities)—7.7%		15,459,304

NET ASSETS—100.0%		$201,946,760

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $12,680,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2010.
NM	Not meaningful, amount is less than 0.05%.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
30-Year U.S. Treasury Bond Futures Contract expiring 12/22/10 (Underlying notional amount at value $15,050,625)	115	$277,247

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.875% due 8/15/40	$(134,119,219)	$6,867,390
Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 3.875% due 8/15/40	(110,802,656)	7,172,891

		$14,040,281

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Rising U.S. Dollar ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (87.2%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $2,092,023 (Collateralized by $1,957,800 U.S. Treasury Notes, 3.50%, 5/15/20, total value $2,134,002)	$2,092,000	$2,092,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $7,776,091 (Collateralized by $7,914,000 of various U.S. Government Agency Obligations, 0.20%‡–3.50%, 8/8/11-8/17/20, total value $7,933,063)	7,776,000	7,776,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $13,257,166 (Collateralized by $13,125,000 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $13,523,224)	13,257,000	13,257,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,793,022 (Collateralized by $1,780,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,831,175)	1,793,000	1,793,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,496,016 (Collateralized by $1,493,100 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,526,073)	1,496,000	1,496,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,414,000)		26,414,000

TOTAL INVESTMENT SECURITIES
(Cost $26,414,000)—87.2%		26,414,000
Net other assets (liabilities)—12.8%		3,881,342

NET ASSETS—100.0%		$30,295,342

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,564,000.

‡	Represents the effective yield or interest rate in effect at October 31, 2010.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Purchased
U.S. Dollar Index Futures Contract expiring 12/14/10 (Underlying notional amount at value $8,122,800)	105	$(254,187)

See accompanying notes to the Schedules of Portfolio Investments.

At October 31, 2010, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	11/5/10	1,585,999	$2,513,378	$2,540,837	$(27,459)
Canadian Dollar vs. U.S. Dollar	11/5/10	1,241,687	1,221,247	1,217,684	3,563
Euro vs. U.S. Dollar	11/5/10	5,637,240	7,809,390	7,844,299	(34,909)
Japanese Yen vs. U.S. Dollar	11/5/10	58,911,337	716,468	732,303	(15,835)
Swedish Krona vs. U.S. Dollar	11/5/10	5,401,172	802,708	808,777	(6,069)
Swiss Franc vs. U.S. Dollar	11/5/10	578,539	598,999	588,094	10,905

Total Short Contracts			$13,662,190	$13,731,994	$(69,804)

Long:
British Pound Sterling vs. U.S. Dollar	11/5/10	197,664	$314,131	$316,667	$2,536
Canadian Dollar vs. U.S. Dollar	11/5/10	246,199	242,219	241,440	(779)
Euro vs. U.S. Dollar	11/5/10	1,073,994	1,497,002	1,494,478	(2,524)
Japanese Yen vs. U.S. Dollar	11/5/10	29,341,251	360,291	364,729	4,438
Swedish Krona vs. U.S. Dollar	11/5/10	755,179	113,513	113,081	(432)
Swiss Franc vs. U.S. Dollar	11/5/10	84,574	87,084	85,971	(1,113)

Total Long Contracts			$2,614,240	$2,616,366	$2,126

At October 31, 2010, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	11/5/10	633,391	$1,006,955	$1,014,719	$(7,764)
Canadian Dollar vs. U.S. Dollar	11/5/10	1,419,649	1,395,615	1,392,206	3,409
Euro vs. U.S. Dollar	11/5/10	6,257,228	8,687,421	8,707,022	(19,601)
Japanese Yen vs. U.S. Dollar	11/5/10	254,266,977	3,088,293	3,160,689	(72,396)
Swedish Krona vs. U.S. Dollar	11/5/10	2,732,136	407,788	409,113	(1,325)
Swiss Franc vs. U.S. Dollar	11/5/10	427,924	439,538	434,991	4,547

Total Short Contracts			$15,025,610	$15,118,740	$(93,130)

Long:
British Pound Sterling vs. U.S. Dollar	11/5/10	222,127	$351,863	$355,856	$3,993
Canadian Dollar vs. U.S. Dollar	11/5/10	166,068	163,136	162,858	(278)
Euro vs. U.S. Dollar	11/5/10	791,679	1,102,959	1,101,632	(1,327)
Japanese Yen vs. U.S. Dollar	11/5/10	18,687,665	229,416	232,299	2,883
Swedish Krona vs. U.S. Dollar	11/5/10	578,584	86,944	86,638	(306)
Swiss Franc vs. U.S. Dollar	11/5/10	63,622	66,265	64,673	(1,592)

Total Long Contracts			$2,000,583	$2,003,956	$3,373

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS	Schedule of Portfolio Investments
Falling U.S. Dollar ProFund	October 31, 2010
(unaudited)

	Principal
	Amount	Value

Repurchase Agreements (100.2%)
Bank of America, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,695,018 (Collateralized by $1,586,300 U.S. Treasury Notes, 3.50%, 5/15/20, total value $1,729,067)	$1,695,000	$1,695,000
Deutsche Bank, 0.14%, 11/1/10+, dated 10/29/10, with a repurchase price of $6,298,074 (Collateralized by $6,397,000 Federal Home Loan Mortgage Corp., 3.50%, 8/17/20, total value $6,425,496)	6,298,000	6,298,000
HSBC, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $10,736,134 (Collateralized by $10,639,900 of various U.S. Government Agency Obligations and U.S. Treasury Obligations, 0.49%–8.00%, 10/26/12-11/15/21, total value $10,951,034)	10,736,000	10,736,000
UBS, 0.15%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,451,018 (Collateralized by $1,441,000 Federal National Mortgage Association, 6.25%, 2/1/11, total value $1,482,429)	1,451,000	1,451,000
UMB, 0.13%, 11/1/10+, dated 10/29/10, with a repurchase price of $1,214,013 (Collateralized by $1,212,400 of various U.S. Treasury Notes, 0.88%–1.50%, 12/31/10-7/15/12, total value $1,238,404)	1,214,000	1,214,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,394,000)		21,394,000

TOTAL INVESTMENT SECURITIES
(Cost $21,394,000)—100.2%		21,394,000
Net other assets (liabilities)—(0.2)%		(39,673)

NET ASSETS—100.0%		$21,354,327

+

All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2010, the aggregate amount held in a segregated account was $2,721,000.

		Unrealized
		Appreciation/
	Contracts	(Depreciation)

Futures Contracts Sold
U.S. Dollar Index Futures Contract expiring 12/14/10 (Underlying notional amount at value $1,779,280)	23	$126,910

See accompanying notes to the Schedules of Portfolio Investments.

At October 31, 2010, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	11/5/10	120,644	$190,223	$193,276	$(3,053)
Canadian Dollar vs. U.S. Dollar	11/5/10	122,045	118,713	119,685	(972)
Euro vs. U.S. Dollar	11/5/10	555,479	765,032	772,957	(7,925)
Japanese Yen vs. U.S. Dollar	11/5/10	20,421,907	250,464	253,856	(3,392)
Swedish Krona vs. U.S. Dollar	11/5/10	288,879	42,604	43,257	(653)
Swiss Franc vs. U.S. Dollar	11/5/10	41,117	42,202	41,796	406

Total Short Contracts			$1,409,238	$1,424,827	$(15,589)

Long:
British Pound Sterling vs. U.S. Dollar	11/5/10	653,067	$1,036,494	$1,046,241	$9,747
Canadian Dollar vs. U.S. Dollar	11/5/10	704,086	694,445	690,476	(3,969)
Euro vs. U.S. Dollar	11/5/10	3,445,737	4,784,179	4,794,792	10,613
Japanese Yen vs. U.S. Dollar	11/5/10	87,259,616	1,054,773	1,084,689	29,916
Swedish Krona vs. U.S. Dollar	11/5/10	2,823,509	420,364	422,795	2,431
Swiss Franc vs. U.S. Dollar	11/5/10	300,143	310,850	305,100	(5,750)

Total Long Contracts			$8,301,105	$8,344,093	$42,988

At October 31, 2010, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value in	Fair	Appreciation
Currency	Date	Currency	U.S. Dollars	Value	(Depreciation)

Short:
British Pound Sterling vs. U.S. Dollar	11/5/10	495,129	$782,943	$793,218	$(10,275)
Canadian Dollar vs. U.S. Dollar	11/5/10	633,006	618,605	620,770	(2,165)
Euro vs. U.S. Dollar	11/5/10	2,810,864	3,907,413	3,911,357	(3,944)
Japanese Yen vs. U.S. Dollar	11/5/10	74,557,035	915,622	926,788	(11,166)
Swedish Krona vs. U.S. Dollar	11/5/10	1,944,522	291,044	291,175	(131)
Swiss Franc vs. U.S. Dollar	11/5/10	232,033	239,511	235,865	3,646

Total Short Contracts			$6,755,138	$6,779,173	$(24,035)

Long:
British Pound Sterling vs. U.S. Dollar	11/5/10	1,433,348	$2,273,980	$2,296,284	$22,304
Canadian Dollar vs. U.S. Dollar	11/5/10	1,882,268	1,857,344	1,845,883	(11,461)
Euro vs. U.S. Dollar	11/5/10	8,066,187	11,196,420	11,224,213	27,793
Japanese Yen vs. U.S. Dollar	11/5/10	224,714,654	2,710,064	2,793,336	83,272
Swedish Krona vs. U.S. Dollar	11/5/10	4,980,743	741,825	745,822	3,997
Swiss Franc vs. U.S. Dollar	11/5/10	669,928	695,148	680,992	(14,156)

Total Long Contracts			$19,474,781	$19,586,530	$111,749

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments
October 31, 2010
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the portfolios of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is classified as “non-diversified” under the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) has two classes of shares outstanding: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund have three classes of shares outstanding: the Investor Class, Service Class and Class A.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Repurchase Agreements

A ProFund will enter into repurchase agreements only with financial institutions that meet the credit quality standards and monitoring policies established by ProFund Advisors LLC (the “Advisor”). Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by the ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
October 31, 2010
(unaudited)

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The ProFunds will segregate cash or liquid instruments with the custodian or designate collateral for such securities sold short.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of October 31, 2010, there were no short sale transactions.

When-Issued Securities

Each ProFund may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund’s records. As of October 31, 2010, the ProFunds did not hold any when-issued securities.

Foreign Currency Transactions

Each ProFund, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies or may invest in securities that trade in or receive revenues in foreign currencies. The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
October 31, 2010
(unaudited)

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund’s investment objective. Options held as of October 31, 2010, were used as a hedge to limit each ProFund’s market exposure. All other derivative instruments held as of October 31, 2010, gained exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

The following is a description of the derivative instruments utilized by the ProFunds, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts or bond futures contracts and options thereon. The ProFunds use futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. The ProFunds generally choose to engage in closing or offsetting transactions before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts, interest rate risk related to bond futures contracts and foreign currency risk related to foreign currency denominated futures contracts) and exposure to loss in excess of the amounts of variation margin. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
October 31, 2010
(unaudited)

Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index option transactions are in cash. All option contracts held as of October 31, 2010 are exchange traded.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of October 31, 2010, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFunds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralizes forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. A ProFund will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
October 31, 2010
(unaudited)

Swap Agreements

The ProFunds may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund. The ProFunds use swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under the swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund’s custodian. When a ProFund is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund is a payer of the return, the ProFund pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
October 31, 2010
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Portfolio Investments, reflect the extent of the total investment exposure each ProFund has under the swap agreement which may exceed the net asset value of the ProFund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund bears the counterparty risk, i.e. the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of period end is disclosed in the swap tables included in the Schedules of Portfolio Investments. A ProFund will enter into swap agreements only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at October 31, 2010 contractually terminate within one month, but may be terminated without penalty by either party daily. Upon termination, the ProFund is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund, as applicable, collateralizes swap agreements by segregating or designating cash and certain securities. Certain collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund. In the event of a default by the counterparty, the ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund remains subject to credit risk with respect to the amount it expects to receive from counterparties. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.	Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical assets
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
October 31, 2010
(unaudited)

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Fixed-income securities are valued accordingly to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments, except that fixed-income securities of sufficient credit quality and maturing in sixty days or less may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended October 31, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of October 31, 2010, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

			LEVEL 2 - Other Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$11,696,927	$-	$-	$-	$11,696,927	$-
Repurchase Agreements	-	-	27,932,000	-	27,932,000	-
Futures Contracts	-	370,734	-	-	-	370,734
Swap Agreements	-	-	-	13,958	-	13,958
Total	$11,696,927	$370,734	$27,932,000	$13,958	$39,628,927	$384,692

Mid-Cap ProFund
Common Stocks	$10,588,741	$-	$-	$-	$10,588,741	$-
Repurchase Agreements	-	-	27,652,000	-	27,652,000	-
Futures Contracts	-	444,137	-	-	-	444,137
Swap Agreements	-	-	-	13,351	-	13,351
Total	$10,588,741	$444,137	$27,652,000	$13,351	$38,240,741	$457,488

Small-Cap ProFund
Common Stocks	$8,087,240	$-	$-	$-	$8,087,240	$-
Repurchase Agreements	-	-	22,742,000	-	22,742,000	-
Futures Contracts	-	55,822	-	-	-	55,822
Swap Agreements	-	-	-	(29,898)	-	(29,898)
Total	$8,087,240	$55,822	$22,742,000	$(29,898)	$30,829,240	$25,924

NASDAQ-100 ProFund
Common Stocks	$15,759,822	$-	$-	$-	$15,759,822	$-
Repurchase Agreements	-	-	25,618,000	-	25,618,000	-
Futures Contracts	-	89,721	-	-	-	89,721
Swap Agreements	-	-	-	(11,606)	-	(11,606)
Total	$15,759,822	$89,721	$25,618,000	$(11,606)	$41,377,822	$78,115

Large-Cap Value ProFund
Common Stocks	$18,440,006	$-	$-	$-	$18,440,006	$-
Total	$18,440,006	$-	$-	$-	$18,440,006	$-

Large-Cap Growth ProFund
Common Stocks	$9,967,394	$-	$-	$-	$9,967,394	$-
Repurchase Agreements	-	-	12,000	-	12,000	-
Total	$9,967,394	$-	$12,000	$-	$9,979,394	$-

Mid-Cap Value ProFund
Common Stocks	$19,924,487	$-	$-	$-	$19,924,487	$-
Total	$19,924,487	$-	$-	$-	$19,924,487	$-

Mid-Cap Growth ProFund
Common Stocks	$25,510,489	$-	$-	$-	$25,510,489	$-
Repurchase Agreements	-	-	3,000	-	3,000	-
Total	$25,510,489	$-	$3,000	$-	$25,513,489	$-

Small-Cap Value ProFund
Common Stocks	$34,650,238	$-	$-	$-	$34,650,238	$-
Repurchase Agreements	-	-	38,000	-	38,000	-
Total	$34,650,238	$-	$38,000	$-	$34,688,238	$-

Small-Cap Growth ProFund
Common Stocks	$20,487,886	$-	$-	$-	$20,487,886	$-
Repurchase Agreements	-	-	51,000	-	51,000	-
Total	$20,487,886	$-	$51,000	$-	$20,538,886	$-

Europe 30 ProFund
Common Stocks	$11,457,107	$-	$-	$-	$11,457,107	$-
Repurchase Agreements	-	-	142,000	-	142,000	-
Futures Contracts	-	6,441	-	-	-	6,441
Total	$11,457,107	$6,441	$142,000	$-	$11,599,107	$6,441

UltraBull ProFund
Common Stocks	$96,917,171	$-	$-	$-	$96,917,171	$-
Repurchase Agreements	-	-	66,451,000	-	66,451,000	-
Futures Contracts	-	(66,332)	-	-	-	(66,332)
Swap Agreements	-	-	-	167,889	-	167,889
Total	$96,917,171	$(66,332)	$66,451,000	$167,889	$163,368,171	$101,557

UltraMid-Cap ProFund
Common Stocks	$34,994,498	$-	$-	$-	$34,994,498	$-
Repurchase Agreements	-	-	31,066,000	-	31,066,000	-
Futures Contracts	-	1,549,374	-	-	-	1,549,374
Swap Agreements	-	-	-	131,499	-	131,499
Total	$34,994,498	$1,549,374	$31,066,000	$131,499	$66,060,498	$1,680,873

UltraSmall-Cap ProFund
Common Stocks	$15,064,493	$-	$-	$-	$15,064,493	$-
Repurchase Agreements	-	-	36,730,000	-	36,730,000	-
Futures Contracts	-	286,088	-	-	-	286,088
Swap Agreements	-	-	-	(108,228)	-	(108,228)
Total	$15,064,493	$286,088	$36,730,000	$(108,228)	$51,794,493	$177,860

UltraDow 30 ProFund
Common Stocks	$6,397,843	$-	$-	$-	$6,397,843	$-
Repurchase Agreements	-	-	9,968,000	-	9,968,000	-
Futures Contracts	-	25,603	-	-	-	25,603
Swap Agreements	-	-	-	(20,177)	-	(20,177)
Total	$6,397,843	$25,603	$9,968,000	$(20,177)	$16,365,843	$5,426

UltraNASDAQ-100 ProFund
Common Stocks	$77,843,970	$-	$-	$-	$77,843,970	$-
Repurchase Agreements	-	-	60,297,000	-	60,297,000	-
Futures Contracts	-	1,548,381	-	-	-	1,548,381
Swap Agreements	-	-	-	(127,982)	-	(127,982)
Total	$77,843,970	$1,548,381	$60,297,000	$(127,982)	$138,140,970	$1,420,399

UltraInternational ProFund
Repurchase Agreements	$-	$-	$16,837,000	$-	$16,837,000	$-
Futures Contracts	-	224,451	-	-	-	224,451
Swap Agreements	-	-	-	246,749	-	246,749
Total	$-	$224,451	$16,837,000	$246,749	$16,837,000	$471,200

UltraEmerging Markets ProFund
Common Stocks	$53,354,484	$-	$-	$-	$53,354,484	$-
Preferred Stocks	6,525,821	-	-	-	6,525,821	-
Repurchase Agreements	-	-	19,369,000	-	19,369,000	-
Swap Agreements	-	-	-	989,364	-	989,364
Total	$59,880,305	$-	$19,369,000	$989,364	$79,249,305	$989,364

UltraLatin America ProFund
Common Stocks	$35,626,245	$-	$-	$-	$35,626,245	$-
Preferred Stocks	7,758,946	-	-	-	7,758,946	-
Repurchase Agreements	-	-	12,209,000	-	12,209,000	-
Swap Agreements	-	-	-	943,188	-	943,188
Total	$43,385,191	$-	$12,209,000	$943,188	$55,594,191	$943,188

UltraChina ProFund
Common Stocks	$34,501,922	$-	$-	$-	$34,501,922	$-
Repurchase Agreements	-	-	12,353,000	-	12,353,000	-
Swap Agreements	-	-	-	(48,536)	-	(48,536)
Total	$34,501,922	$-	$12,353,000	$(48,536)	$46,854,922	$(48,536)

UltraJapan ProFund
Repurchase Agreements	$-	$-	$11,114,000	$-	$11,114,000	$-
Futures Contracts	-	179,642	-	-	-	179,642
Swap Agreements	-	-	-	(38,622)	-	(38,622)
Total	$-	$179,642	$11,114,000	$(38,622)	$11,114,000	$141,020

Bear ProFund
Repurchase Agreements	$-	$-	$67,155,000	$-	$67,155,000	$-
Futures Contracts	-	(631,863)	-	-	-	(631,863)
Swap Agreements	-	-	-	(39,675)	-	(39,675)
Total	$-	$(631,863)	$67,155,000	$(39,675)	$67,155,000	$(671,538)

Short Small-Cap ProFund
Repurchase Agreements	$-	$-	$8,211,000	$-	$8,211,000	$-
Futures Contracts	-	(20,947)	-	-	-	(20,947)
Swap Agreements	-	-	-	7,622	-	7,622
Total	$-	$(20,947)	$8,211,000	$7,622	$8,211,000	$(13,325)

Short NASDAQ-100 ProFund
Repurchase Agreements	$-	$-	$7,521,000	$-	$7,521,000	$-
Futures Contracts	-	(23,991)	-	-	-	(23,991)
Swap Agreements	-	-	-	5,923	-	5,923
Total	$-	$(23,991)	$7,521,000	$5,923	$7,521,000	$(18,068)

UltraBear ProFund
Repurchase Agreements	$-	$-	$72,644,000	$-	$72,644,000	$-
Futures Contracts	-	(390)	-	-	-	(390)
Swap Agreements	-	-	-	(112,021)	-	(112,021)
Total	$-	$(390)	$72,644,000	$(112,021)	$72,644,000	$(112,411)

UltraShort Mid-Cap ProFund
Repurchase Agreements	$-	$-	$2,906,000	$-	$2,906,000	$-
Futures Contracts	-	(28,877)	-	-	-	(28,877)
Swap Agreements	-	-	-	(9,707)	-	(9,707)
Total	$-	$(28,877)	$2,906,000	$(9,707)	$2,906,000	$(38,584)

UltraShort Small-Cap ProFund
Repurchase Agreements	$-	$-	$21,534,000	$-	$21,534,000	$-
Futures Contracts	-	(202,485)	-	-	-	(202,485)
Swap Agreements	-	-	-	46,285	-	46,285
Total	$-	$(202,485)	$21,534,000	$46,285	$21,534,000	$(156,200)

UltraShort Dow 30 ProFund
Repurchase Agreements	$-	$-	$8,816,000	$-	$8,816,000	$-
Futures Contracts	-	(139,984)	-	-	-	(139,984)
Swap Agreements	-	-	-	10,838	-	10,838
Total	$-	$(139,984)	$8,816,000	$10,838	$8,816,000	$(129,146)

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	$-	$-	$33,808,000	$-	$33,808,000	$-
Futures Contracts	-	(239,913)	-	-	-	(239,913)
Swap Agreements	-	-	-	52,118	-	52,118
Total	$-	$(239,913)	$33,808,000	$52,118	$33,808,000	$(187,795)

UltraShort International ProFund
Repurchase Agreements	$-	$-	$11,405,000	$-	$11,405,000	$-
Futures Contracts	-	(212,772)	-	-	-	(212,772)
Swap Agreements	-	-	-	(139,786)	-	(139,786)
Total	$-	$(212,772)	$11,405,000	$(139,786)	$11,405,000	$(352,558)

UltraShort Emerging Markets ProFund
Repurchase Agreements	$-	$-	$14,943,000	$-	$14,943,000	$-
Swap Agreements	-	-	-	(303,072)	-	(303,072)
Total	$-	$-	$14,943,000	$(303,072)	$14,943,000	$(303,072)

UltraShort Latin America ProFund
Repurchase Agreements	$-	$-	$2,799,000	$-	$2,799,000	$-
Swap Agreements	-	-	-	(77,717)	-	(77,717)
Total	$-	$-	$2,799,000	$(77,717)	$2,799,000	$(77,717)

UltraShort China ProFund
Repurchase Agreements	$-	$-	$2,405,000	$-	$2,405,000	$-
Swap Agreements	-	-	-	2,680	-	2,680
Total	$-	$-	$2,405,000	$2,680	$2,405,000	$2,680

UltraShort Japan ProFund
Repurchase Agreements	$-	$-	$9,736,000	$-	$9,736,000	$-
Futures Contracts	-	259,189	-	-	-	259,189
Swap Agreements	-	-	-	279,003	-	279,003
Total	$-	$259,189	$9,736,000	$279,003	$9,736,000	$538,192

Banks UltraSector ProFund
Common Stocks	$9,197,239	$-	$-	$-	$9,197,239	$-
Repurchase Agreements	-	-	2,728,000	-	2,728,000	-
Swap Agreements	-	-	-	88,351	-	88,351
Total	$9,197,239	$-	$2,728,000	$88,351	$11,925,239	$88,351

Basic Materials UltraSector ProFund
Common Stocks	$25,453,081	$-	$-	$-	$25,453,081	$-
Repurchase Agreements	-	-	8,541,000	-	8,541,000	-
Swap Agreements	-	-	-	(122,229)	-	(122,229)
Total	$25,453,081	$-	$8,541,000	$(122,229)	$33,994,081	$(122,229)

Biotechnology UltraSector ProFund
Common Stocks	$6,232,259	$-	$-	$-	$6,232,259	$-
Repurchase Agreements	-	-	2,063,000	-	2,063,000	-
Swap Agreements	-	-	-	73,062	-	73,062
Total	$6,232,259	$-	$2,063,000	$73,062	$8,295,259	$73,062

Consumer Goods UltraSector ProFund
Common Stocks	$1,327,003	$-	$-	$-	$1,327,003	$-
Repurchase Agreements	-	-	614,000	-	614,000	-
Swap Agreements	-	-	-	(2,242)	-	(2,242)
Total	$1,327,003	$-	$614,000	$(2,242)	$1,941,003	$(2,242)

Consumer Services UltraSector ProFund
Common Stocks	$2,797,281	$-	$-	$-	$2,797,281	$-
Repurchase Agreements	-	-	891,000	-	891,000	-
Swap Agreements	-	-	-	16,097	-	16,097
Total	$2,797,281	$-	$891,000	$16,097	$3,688,281	$16,097

Financials UltraSector ProFund
Common Stocks	$3,620,893	$-	$-	$-	$3,620,893	$-
Repurchase Agreements	-	-	1,203,000	-	1,203,000	-
Swap Agreements	-	-	-	(7,773)	-	(7,773)
Total	$3,620,893	$-	$1,203,000	$(7,773)	$4,823,893	$(7,773)

Health Care UltraSector ProFund
Common Stocks	$2,642,722	$-	$-	$-	$2,642,722	$-
Repurchase Agreements	-	-	1,044,000	-	1,044,000	-
Swap Agreements	-	-	-	(26,268)	-	(26,268)
Total	$2,642,722	$-	$1,044,000	$(26,268)	$3,686,722	$(26,268)

Industrials UltraSector ProFund
Common Stocks	$2,644,677	$-	$-	$-	$2,644,677	$-
Repurchase Agreements	-	-	1,866,000	-	1,866,000	-
Swap Agreements	-	-	-	(30,118)	-	(30,118)
Total	$2,644,677	$-	$1,866,000	$(30,118)	$4,510,677	$(30,118)

Internet UltraSector ProFund
Common Stocks	$22,188,340	$-	$-	$-	$22,188,340	$-
Repurchase Agreements	-	-	8,294,000	-	8,294,000	-
Swap Agreements	-	-	-	459,050	-	459,050
Total	$22,188,340	$-	$8,294,000	$459,050	$30,482,340	$459,050

Mobile Telecommunications UltraSector ProFund
Common Stocks	$2,659,451	$-	$-	$-	$2,659,451	$-
Repurchase Agreements	-	-	1,069,000	-	1,069,000	-
Swap Agreements	-	-	-	(56,245)	-	(56,245)
Total	$2,659,451	$-	$1,069,000	$(56,245)	$3,728,451	$(56,245)

Oil & Gas UltraSector ProFund
Common Stocks	$32,157,712	$-	$-	$-	$32,157,712	$-
Repurchase Agreements	-	-	11,824,000	-	11,824,000	-
Swap Agreements	-	-	-	(117,088)	-	(117,088)
Total	$32,157,712	$-	$11,824,000	$(117,088)	$43,981,712	$(117,088)

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	$10,654,148	$-	$-	$-	$10,654,148	$-
Repurchase Agreements	-	-	2,973,000	-	2,973,000	-
Swap Agreements	-	-	-	88,680	-	88,680
Total	$10,654,148	$-	$2,973,000	$88,680	$13,627,148	$88,680

Pharmaceuticals UltraSector ProFund
Common Stocks	$2,156,176	$-	$-	$-	$2,156,176	$-
Repurchase Agreements	-	-	1,333,000	-	1,333,000	-
Swap Agreements	-	-	-	(44,180)	-	(44,180)
Total	$2,156,176	$-	$1,333,000	$(44,180)	$3,489,176	$(44,180)

Precious Metals UltraSector ProFund
Repurchase Agreements	$-	$-	$65,476,000	$-	$65,476,000	$-
Swap Agreements	-	-	-	2,309,148	-	2,309,148
Total	$-	$-	$65,476,000	$2,309,148	$65,476,000	$2,309,148

Real Estate UltraSector ProFund
Common Stocks	$27,108,094	$-	$-	$-	$27,108,094	$-
Repurchase Agreements	-	-	9,950,000	-	9,950,000	-
Swap Agreements	-	-	-	(562,944)	-	(562,944)
Total	$27,108,094	$-	$9,950,000	$(562,944)	$37,058,094	$(562,944)

Semiconductor UltraSector ProFund
Common Stocks	$11,487,092	$-	$-	$-	$11,487,092	$-
Repurchase Agreements	-	-	3,729,000	-	3,729,000	-
Swap Agreements	-	-	-	339,090	-	339,090
Total	$11,487,092	$-	$3,729,000	$339,090	$15,216,092	$339,090

Technology UltraSector ProFund
Common Stocks	$10,329,316	$-	$-	$-	$10,329,316	$-
Repurchase Agreements	-	-	2,817,000	-	2,817,000	-
Swap Agreements	-	-	-	82,745	-	82,745
Total	$10,329,316	$-	$2,817,000	$82,745	$13,146,316	$82,745

Telecommunications UltraSector ProFund
Common Stocks	$2,764,400	$-	$-	$-	$2,764,400	$-
Repurchase Agreements	-	-	1,344,000	-	1,344,000	-
Swap Agreements	-	-	-	9,634	-	9,634
Total	$2,764,400	$-	$1,344,000	$9,634	$4,108,400	$9,634

Utilities UltraSector ProFund
Common Stocks	$13,293,874	$-	$-	$-	$13,293,874	$-
Repurchase Agreements	-	-	5,283,000	-	5,283,000	-
Swap Agreements	-	-	-	12,696	-	12,696
Total	$13,293,874	$-	$5,283,000	$12,696	$18,576,874	$12,696

Short Oil & Gas ProFund
Repurchase Agreements	$-	$-	$1,630,000	$-	$1,630,000	$-
Swap Agreements	-	-	-	5,945	-	5,945
Total	$-	$-	$1,630,000	$5,945	$1,630,000	$5,945

Short Precious Metals ProFund
Repurchase Agreements	$-	$-	$10,490,000	$-	$10,490,000	$-
Swap Agreements	-	-	-	(250,987)	-	(250,987)
Total	$-	$-	$10,490,000	$(250,987)	$10,490,000	$(250,987)

Short Real Estate ProFund
Repurchase Agreements	$-	$-	$12,735,000	$-	$12,735,000	$-
Swap Agreements	-	-	-	314,647	-	314,647
Total	$-	$-	$12,735,000	$314,647	$12,735,000	$314,647

U.S. Government Plus ProFund
U.S. Treasury Obligations	$-	$-	$49,964,063	$-	$49,964,063	$-
Repurchase Agreements	-	-	38,837,000	-	38,837,000	-
Futures Contracts	-	11,229	-	-	-	11,229
Swap Agreements	-	-	-	(3,770,242)	-	(3,770,242)
Total	$-	$11,229	$88,801,063	$(3,770,242)	$88,801,063	$(3,759,013)

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$-	$-	$53,514,000	$-	$53,514,000	$-
Options Purchased	-	-	114	-	114	-
Futures Contracts	-	(7,043)	-	-	-	(7,043)
Swap Agreements	-	-	-	977,960	-	977,960
Total	$-	$(7,043)	$53,514,114	$977,960	$53,514,114	$970,917

Rising Rates Opportunity ProFund
Repurchase Agreements	$-	$-	$186,487,000	$-	$186,487,000	$-
Options Purchased	-	-	456	-	456	-
Futures Contracts	-	277,247	-	-	-	277,247
Swap Agreements	-	-	-	14,040,281	-	14,040,281
Total	$-	$277,247	$186,487,456	$14,040,281	$186,487,456	$14,317,528

Rising U.S. Dollar ProFund
Repurchase Agreements	$-	$-	$26,414,000	$-	$26,414,000	$-
Futures Contracts	-	(254,187)	-	-	-	(254,187)
Forward Currency Contracts	-	-	-	(157,435)	-	(157,435)
Total	$-	$(254,187)	$26,414,000	$(157,435)	$26,414,000	$(411,622)

Falling U.S. Dollar ProFund
Repurchase Agreements	$-	$-	$21,394,000	$-	$21,394,000	$-
Futures Contracts	-	126,910	-	-	-	126,910
Forward Currency Contracts	-	-	-	115,113	-	115,113
Total	$-	$126,910	$21,394,000	$115,113	$21,394,000	$242,023

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
October 31, 2010
(unaudited)

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of October 31, 2010.

4.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund will be more susceptible to risks associated with that concentration than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark index. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedules of Portfolio Investments include information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its underlying benchmark index or securities underlying its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFunds’ ability to meet their daily investment objective on that day. Each ProFund seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund’s daily investment objective.

Certain ProFunds are “leveraged” funds in the sense that they have investment objectives to match a multiple, the inverse, or a multiple of the inverse of the performance of an index on a given day. These ProFunds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFunds’ having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the index or security performance (or the inverse of the index or security performance) times the stated multiple in the fund objective, as applicable, before accounting for fees and fund expenses. As a result of compounding, leveraged ProFunds are unlikely to provide a simple multiple (e.g., -1x, 2x, or -2x) of an index’s return over periods longer than one day.

Counterparty Risk

The ProFunds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds. The ProFunds structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)
October 31, 2010
(unaudited)

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds employ leverage to the extent that the ProFunds’ exposure to the markets exceed the net assets of the ProFund, all of the ProFunds may use leveraged investment techniques to achieve their investment objectives.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for an additional description of the risks associated with the ProFunds, including graphs which illustrate the impact of leverage and index volatility on ProFunds’ performance.

5.	Federal Income Tax Information

At October 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$35,838,448	$6,734,492	$(2,944,013)	$3,790,479
Mid-Cap ProFund	36,135,646	2,475,459	(370,364)	2,105,095
Small-Cap ProFund	29,206,305	2,050,197	(427,262)	1,622,935
NASDAQ-100 ProFund	32,833,002	10,309,796	(1,764,976)	8,544,820
Large-Cap Value ProFund	18,646,580	2,544,046	(2,750,620)	(206,574)
Large-Cap Growth ProFund	7,599,703	3,487,909	(1,108,218)	2,379,691
Mid-Cap Value ProFund	19,413,127	3,423,749	(2,912,389)	511,360
Mid-Cap Growth ProFund	22,677,988	4,321,299	(1,485,798)	2,835,501
Small-Cap Value ProFund	35,969,069	2,814,050	(4,094,881)	(1,280,831)
Small-Cap Growth ProFund	19,454,688	3,909,800	(2,825,602)	1,084,198
Europe 30 ProFund	12,041,811	1,906,119	(2,348,823)	(442,704)
UltraBull ProFund	165,330,618	13,297,749	(15,260,196)	(1,962,447)
UltraMid-Cap ProFund	61,971,944	8,469,932	(4,381,378)	4,088,554
UltraSmall-Cap ProFund	48,833,345	4,242,408	(1,281,260)	2,961,148
UltraDow 30 ProFund	14,960,887	2,648,682	(1,243,726)	1,404,956
UltraNASDAQ-100 ProFund	128,948,025	48,991,502	(39,798,557)	9,192,945
UltraInternational ProFund	16,837,000	-	-	-
UltraEmerging Markets ProFund	80,676,656	10,769,259	(12,196,610)	(1,427,351)
UltraLatin America ProFund	47,727,424	16,405,221	(8,538,454)	7,866,767
UltraChina ProFund	42,559,945	6,387,527	(2,092,550)	4,294,977
UltraJapan ProFund	11,114,000	-	-	-
Bear ProFund	67,155,000	-	-	-
Short Small-Cap ProFund	8,211,000	-	-	-
Short NASDAQ-100 ProFund	7,521,000	-	-	-
UltraBear ProFund	72,644,000	-	-	-
UltraShort Mid-Cap ProFund	2,906,000	-	-	-
UltraShort Small-Cap ProFund	21,534,000	-	-	-
UltraShort Dow 30 ProFund	8,816,000	-	-	-
UltraShort NASDAQ-100 ProFund	33,808,000	-	-	-
UltraShort International ProFund	11,405,000	-	-	-
UltraShort Emerging Markets ProFund	14,943,000	-	-	-
UltraShort Latin America ProFund	2,799,000	-	-	-
UltraShort China ProFund	2,405,000	-	-	-
UltraShort Japan ProFund	9,736,000	-	-	-
Banks UltraSector ProFund	14,268,088	3,055,158	(5,398,007)	(2,342,849)
Basic Materials UltraSector ProFund	35,222,255	12,359,382	(13,587,556)	(1,228,174)
Biotechnology UltraSector ProFund	5,989,939	3,744,850	(1,439,530)	2,305,320
Consumer Goods UltraSector ProFund	1,807,579	200,639	(67,215)	133,424
Consumer Services UltraSector ProFund	3,451,876	659,392	(422,987)	236,405
Financials UltraSector ProFund	6,899,063	1,941,656	(4,016,826)	(2,075,170)
Health Care UltraSector ProFund	3,323,454	879,046	(515,778)	363,268
Industrials UltraSector ProFund	4,108,706	756,394	(354,423)	401,971
Internet UltraSector ProFund	26,094,850	6,354,289	(1,966,799)	4,387,490
Mobile Telecommunications UltraSector ProFund	4,325,882	677,740	(1,275,171)	(597,431)
Oil & Gas UltraSector ProFund	30,239,114	16,227,836	(2,485,238)	13,742,598
Oil Equipment, Services & Distribution UltraSector ProFund	13,688,757	4,194,028	(4,255,637)	(61,609)
Pharmaceuticals UltraSector ProFund	3,440,675	330,072	(281,571)	48,501
Precious Metals UltraSector ProFund	65,476,000	-	-	-
Real Estate UltraSector ProFund	33,969,971	6,052,501	(2,964,378)	3,088,123
Semiconductor UltraSector ProFund	16,144,373	2,080,175	(3,008,456)	(928,281)
Technology UltraSector ProFund	11,567,386	2,917,922	(1,338,992)	1,578,930
Telecommunications UltraSector ProFund	4,067,582	481,048	(440,230)	40,818
Utilities UltraSector ProFund	17,720,329	2,255,555	(1,399,010)	856,545
Short Oil & Gas ProFund	1,630,000	-	-	-
Short Precious Metals ProFund	10,490,000	-	-	-
Short Real Estate ProFund	12,735,000	-	-	-
U.S. Government Plus ProFund	90,005,679	349,012	(1,553,628)	(1,204,616)
Rising Rates Opportunity 10 ProFund	53,514,887	-	-	-
Rising Rates Opportunity ProFund	186,490,549	-	-	-
Rising U.S. Dollar ProFund	26,414,000	-	-	-
Falling U.S. Dollar ProFund	21,394,000	-	-	-

6.	Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

To the extent Lehman fails to pay the ProFunds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the ProFunds for any such losses. Any shortfall in payments from Lehman will be paid by the Advisor in support of the full carrying value of this outstanding receivable on the ProFunds’ financial statements. Accordingly, no loss is expected to be realized by the ProFunds. The outstanding forward currency contract balance due from Lehman in the Rising U.S. Dollar ProFund as of October 31, 2010, was $2,135,324 and is included in “net other assets (liabilities)”.

7.	Subsequent Event

The Class A shares of U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, and Rising Rates Opportunity ProFund liquidated on November 30, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
  Louis M. Mayberg, President and Principal Executive Officer

Date              December 29, 2010

By (Signature and Title)* /s/ Christopher E. Sabato
  Christopher E. Sabato, Treasurer and Principal Financial Officer

Date              December 29, 2010

* Print the name and title of each signing officer under his or her signature.